Pinnacle V

As filed with the Securities and Exchange Commission on April 23, 2010

Registration Nos. 033-51268 and 811-07134

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 34	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 36	☒

(Check appropriate box or boxes)

Separate Account II of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐                      immediately upon filing pursuant to paragraph (b) of Rule 485

☒                    on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐                      60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                      on (date) pursuant to paragraph (a)(1) of Rule 485

☐                      75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                      This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  Pinnacle V Flexible Premium Variable Annuity

Pinnacle V Variable Annuity

May 1, 2010

Integrity Life Insurance Company

Separate Account II

This prospectus describes the Pinnacle V flexible premium variable annuity contract and the Investment Options available under the contract. You may invest your contributions in any of the Investment Options listed below.

Columbia Funds Variable Insurance Trust, Class B	PIMCO Variable Insurance Trust, Advisor Class
Columbia Mid Cap Value Fund, Variable Series	PIMCO VIT All Asset Portfolio
Columbia Small Cap Value Fund, Variable Series	PIMCO VIT CommodityRealReturnTMStrategy Portfolio
PIMCO VIT Low Duration Portfolio
DWS Investments VIT Funds, Class B	PIMCO VIT Real Return Portfolio
DWS Small Cap Index VIP	PIMCO VIT Total Return Portfolio

Fidelity® Variable Insurance Products, Service Class 2	Rydex Variable Trust
Fidelity VIP Asset ManagerSM Portfolio	Rydex|SGI VT All-Cap Opportunity Fund
Fidelity VIP Balanced Portfolio	Rydex|SGI VT Alternative Strategies Allocation Fund
Fidelity VIP Contrafund® Portfolio	Rydex|SGI VT Managed Futures Strategy Fund
Fidelity VIP Disciplined Small Cap Portfolio	Rydex|SGI VT Multi-Hedge Strategies Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Freedom 2010 Portfolio	Touchstone® Variable Series Trust
Fidelity VIP Freedom 2015 Portfolio	Touchstone VST Baron Small Cap Growth Fund
Fidelity VIP Freedom 2020 Portfolio	Touchstone VST Core Bond Fund
Fidelity VIP Freedom 2025 Portfolio	Touchstone VST High Yield Fund
Fidelity VIP Freedom 2030 Portfolio	Touchstone VST Large Cap Core Equity Fund
Fidelity VIP Growth Portfolio	Touchstone VST Mid Cap Growth Fund
Fidelity VIP High Income Portfolio	Touchstone VST Money Market Fund
Fidelity VIP Index 500 Portfolio	Touchstone VST Third Avenue Value Fund
Fidelity VIP Investment Grade Bond Portfolio	Touchstone VST Aggressive ETF Fund
Fidelity VIP Mid Cap Portfolio	Touchstone VST Conservative ETF Fund
Fidelity VIP Overseas Portfolio	Touchstone VST Enhanced ETF Fund
Touchstone VST Moderate ETF Fund
Franklin Templeton VIP Trust, Class 2
FTVIPT Franklin Growth and Income Securities Fund FTVIPT Franklin Income Securities Fund	Van Kampen Life Investment Trust and Universal Institutional Funds, Class II
FTVIPT Franklin Large Cap Growth Securities Fund	Van Kampen LIT Capital Growth Portfolio
FTVIPT Franklin Small Cap Value Securities Fund	Van Kampen LIT Comstock Portfolio
FTVIPT Mutual Shares Securities Fund	Van Kampen’s UIF Emerging Markets Debt Portfolio
FTVIPT Templeton Foreign Securities Fund	Van Kampen’s UIF Emerging Markets Equity Portfolio
FTVIPT Templeton Growth Securities Fund	Van Kampen’s UIF U.S. Mid Cap Value Portfolio
Van Kampen’s UIF U.S. Real Estate Portfolio

Fixed Accounts
Guaranteed Rate Options
Systematic Transfer Option

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

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Although this Prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this Prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract. You can find information about the options, features, and charges that may have changed in Section 10 — Prior Contracts.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered. It is not insured by the FDIC, NCUSIF or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2010, has been filed with the SEC (file numbers 811-07134 and 033-51268). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the glossary. The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of this Public Reference Room, please call 202-551-8090. You also may obtain information about annuity contract on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.

We offer a contract with lower expenses that is otherwise substantially similar to this one. This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of BlackRock Institutional Trust Company, N.A. (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock’s only relationship to Integrity is the licensing of certain trademarks and trade names of BlackRock. Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the Integrity Pinnacle V (May 1, 2010) tear off this section and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:	Address

Phone:

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TABLE OF CONTENTS

Page P5I-
Glossary	5
Part 1 - Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	10
Accumulation Unit Values	10
Summary of Contract	11
Investment Goals and Risks	11
Your Rights and Benefits	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
How Your Contract is Taxed	12
Part 2 - Integrity and the Separate Account	12
Integrity Life Insurance Company	12
Separate Account II and the Variable Account Options	12
Distribution of Variable Annuity Contracts	13
Changes In How We Operate	13
Part 3 - Your Investment Options	13
The Variable Account Options	13
Static Asset Allocation Models	22
The Fixed Accounts	23
Part 4 - Deductions and Charges	24
Mortality and Expense Risk Charge	24
Annual Administrative Charge	25
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	25
Portfolio Charges	25
Withdrawal Charge	25
Reduction or Elimination of the Withdrawal Charge	26
Hardship Waiver	26
Commission Allowance and Additional Payments to Distributors	26
Optional Benefit Charges	27
Transfer Charge	27
Tax Reserve	27
State Premium Tax	27
Part 5 - Terms of Your Variable Annuity	27
Your Contributions	27
Units in Our Separate Account	28
How We Determine Unit Value	28
Transfers	28
Excessive Trading	29
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	31
Assignments	32
Death Benefit Paid on Death of Annuitant	32
Distribution on Death of Owner	33
Spousal Continuation	34
Death Claims	35
Maximum Retirement Date and Annuity Benefit	35
Annuity Benefit Payments	36
Timing of Payment	36
How You Make Requests and Give Instructions	36

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Part 6 - Optional Benefits	36
Guaranteed Lifetime Income Advantage Rider	36
Enhanced Earnings Benefit Rider	43
Part 7 - Voting Rights	44
How Portfolio Shares Are Voted	44
How We Determine Your Voting Shares	44
Separate Account Voting Rights	45
Part 8 - Tax Aspects of the Contract	45
Introduction	45
Your Contract is an Annuity	45
Taxation of Annuities Generally	45
Tax Treatment of Living Benefits	46
Tax-Favored Retirement Programs	46
Federal and State Income Tax Withholding	47
Impact of Taxes on the Company	47
Transfers Among Investment Options	47
Part 9 - Additional Information	47
Systematic Withdrawal Program	47
Income Plus Withdrawal Program	48
Choices Plus Required Minimum Distribution Program	48
Dollar Cost Averaging Program	49
Systematic Transfer Program	49
Customized Asset Rebalancing Program	50
Systematic Contributions Program	50
Legal Proceedings	50
Table of Contents of Statement of Additional Information	50
Part 10 - Prior Contracts and State Variations	51
Pinnacle III - Currently offered in Oregon	51
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to Feb. 28, 2010)	52
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to March 1, 2009)	53
Guaranteed Minimum Withdrawal Benefit (Available from May 21, 2007 to Feb. 24, 2008)	53
Guaranteed Return Plus Rider (Available from June 26, 2006 to November 24, 2008)	61
Pinnacle IV (Contracts issued from July 16, 2001 to April 30, 2007)	63
Pinnacle I, II and III (Contracts issued prior to July 16, 2001)	63
Appendices	67
Appendix A - Financial Information for Separate Account II of Integrity	67
Appendix B - Illustration of a Market Value Adjustment	97
Appendix C - Parties to the Contract and Guide to Spousal Continuation	100
Appendix D - Illustration of Guaranteed Lifetime Income Advantage	102
Appendix E - Illustration of Enhanced Earnings Benefit	108

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583. This is the address you are required to use to make requests and give instructions about your variable annuity.

Annuitant - the person whose life is used to determine the amount of the Annuity Benefit. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract. It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to a named Annuitant’s beneficiary on the death of the Annuitant.

Distribution on Death - a distribution paid to a named owner’s beneficiary on the death of the owner.

Enhanced Earnings Benefit (EEB) - an optional Death Benefit.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying withdrawal charges.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment Strategies available for contributions under the GLIA Rider.

Guaranteed Rate Option (GRO) - a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate during each Guarantee Period.

Guarantee Period - the length of time from the date of your contribution into a GRO, until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit before the end of the Guarantee Period.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your

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Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date — any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account II of Integrity Life Insurance Company

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Option (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or one-year period. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable rules, regulations and written guidance published by the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options. State premium tax may also be deducted.(2)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge(5)	$30

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(6)	1.55%	1.55%
Optional Enhanced Earnings Benefit Charge (maximum charge)(7)	0.50%	0.50%
Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge(8)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage — Spousal Rider Charge(8)	1.60%	1.15%
Highest Possible Total Separate Account Annual Expenses(9)	3.15%	2.70%

(1) Expenses for prior versions of the contract and state variations, if different, are located in Part 10.

(2) State premium taxes currently range from 0 to 3.5%.

(3) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(6) Assessed daily on the amount allocated to the Variable Account Options

(7) Assessed quarterly to the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if EEB is elected
59 or less	0.20%	1.75%
60-69	0.40%	1.95%
70-79	0.50%	2.05%

(8) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(9) You may elect only one of these optional benefits: EEB, Individual GLIA or Spousal GLIA.  Therefore the highest possible total separate account annual charges reflect the election of the optional benefit that carries the highest cost.

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The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%	Maximum: 2.20%

Total Annual Portfolio Operating Expenses

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Columbia VIT Mid Cap Value, Class B (1)	0.70%	0.25%	0.77%	N/A	1.72%	0.90%
Columbia VIT Small Cap Value, Class B (2)	0.80%	0.25%	0.12%	N/A	1.17%	1.10%
DWS Small Cap Index VIP, Class B (3)	0.35%	0.25%	0.21%	N/A	0.81%	0.81%
Fidelity VIP Asset Manager, Service Class 2 (4)	0.51%	0.25%	0.18%	N/A	0.94%	0.92%
Fidelity VIP Balanced, Service Class 2 (5)	0.41%	0.25%	0.15%	N/A	0.81%	0.80%
Fidelity VIP Contrafund, Service Class 2 (5)	0.56%	0.25%	0.11%	N/A	0.92%	0.90%
Fidelity VIP Disciplined Small Cap, Service Class 2 (6)	0.71%	0.25%	0.45%	N/A	1.41%	1.25%
Fidelity VIP Equity-Income, Service Class 2	0.46%	0.25%	0.12%	N/A	0.83%	0.83%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.59%	0.84%	0.84%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.60%	0.85%	0.85%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.65%	0.90%	0.90%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.66%	0.91%	0.91%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.69%	0.94%	0.94%
Fidelity VIP Growth, Service Class 2 (5)	0.56%	0.25%	0.13%	N/A	0.94%	0.93%
Fidelity VIP High Income, Service Class 2	0.57%	0.25%	0.13%	N/A	0.95%	0.95%
Fidelity VIP Index 500, Service Class 2 (7)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.32%	0.25%	0.12%	N/A	0.69%	0.69%
Fidelity VIP Mid Cap, Service Class 2	0.56%	0.25%	0.12%	N/A	0.93%	0.93%
Fidelity VIP Overseas, Service Class 2 (4)	0.71%	0.25%	0.16%	N/A	1.12%	1.09%
FTVIPT Franklin Growth and Income Securities, Class 2	0.54%	0.25%	0.06%	N/A	0.85%	0.85%
FTVIPT Franklin Income Securities, Class 2	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2	0.75%	0.25%	0.06%	N/A	1.06%	1.06%
FTVIPT Franklin Small Cap Value Securities, Class 2 (8)	0.52%	0.25%	0.18%	0.03%	0.98%	0.96%
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.18%	N/A	1.03%	1.03%
FTVIPT Templeton Foreign Securities, Class 2 (8)	0.64%	0.25%	0.15%	0.02%	1.06%	1.05%
FTVIPT Templeton Growth Securities, Class 2	0.75%	0.25%	0.04%	N/A	1.04%	1.04%
PIMCO VIT All Asset, Advisor Class (9)	0.425%	0.25%	0.00%	0.69%	1.365%	1.365%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (9), (10), (11)	0.74%	0.25%	0.09%	0.13%	1.21%	1.08%
PIMCO VIT Low Duration, Advisor Class (9)	0.50%	0.25%	0.00%	N/A	0.75%	0.75%
PIMCO VIT Real Return, Advisor Class (9), (10)	0.50%	0.25%	0.07%	N/A	0.82%	0.82%
PIMCO VIT Total Return, Advisor Class (9), (10)	0.50%	0.25%	0.09%	N/A	0.84%	0.84%
Rydex|SGI VT All-Cap Opportunity	0.90%	0.00%	0.81%	N/A	1.71%	1.71%
Rydex|SGI VT Alternative Strategies Allocation	0.00%	0.00%	0.00%	1.59%	1.59%	1.59%
Rydex|SGI VT Managed Futures Strategy (12)	1.02%	0.00%	1.18%	N/A	2.20%	2.08%
Rydex|SGI VT Multi-Hedge Strategies (12)	1.15%	0.00%	0.72%	0.08%	1.95%	1.92%
Touchstone VST Baron Small Cap Growth (13)	1.05%	0.24%	0.52%	0.01%	1.82%	1.56%
Touchstone VST Core Bond (13)	0.55%	0.08%	0.39%	0.02%	1.04%	1.02%
Touchstone VST High Yield (13)	0.50%	0.13%	0.42%	0.01%	1.06%	1.06%
Touchstone VST Large Cap Core Equity (13)	0.65%	0.10%	0.31%	N/A	1.06%	1.00%
Touchstone VST Mid Cap Growth (13)	0.80%	0.14%	0.46%	N/A	1.40%	1.17%

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Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Touchstone VST Money Market	0.18%	0.20%	0.33%	N/A	0.71%	0.71%
Touchstone VST Third Avenue Value (13)	0.80%	0.22%	0.36%	0.01%	1.39%	1.18%
Touchstone VST Aggressive ETF (13)	0.40%	0.25%	0.56%	0.26%	1.47%	1.01%
Touchstone VST Conservative ETF (13)	0.40%	0.25%	0.45%	0.23%	1.33%	0.98%
Touchstone VST Enhanced ETF (13)	0.40%	0.25%	0.49%	0.24%	1.38%	0.99%
Touchstone VST Moderate ETF (13)	0.40%	0.20%	0.32%	0.23%	1.15%	0.98%
Van Kampen LIT Capital Growth, Class II	0.70%	0.25%	0.14%	N/A	1.09%	1.09%
Van Kampen LIT Comstock, Class II	0.56%	0.25%	0.04%	N/A	0.85%	0.85%
Van Kampen’s UIF Emerging Markets Debt, Class II (14)	0.75%	0.35%	0.33%	0.01%	1.44%	1.14%
Van Kampen’s UIF Emerging Markets Equity, Class II (14)	1.23%	0.35%	0.38%	0.01%	1.97%	1.65%
Van Kampen’s UIF U.S. Mid Cap Value, Class II (14)	0.72%	0.35%	0.30%	0.01%	1.38%	1.13%
Van Kampen’s UIF U.S. Real Estate, Class II (14)	0.80%	0.35%	0.34%	0.01%	1.50%	1.39%

(1) The distributor and/or the advisor have voluntarily agreed to waive fees and reimburse the Portfolio for certain expenses so that the total expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.90% of the Portfolio’s average daily net assets. The distributor and/or advisor, at their discretion, may modify or terminate these arrangements at any time.

(2) The advisor has voluntarily agreed to waive fees and reimburse the Portfolio for certain expenses so that the total expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.95% of the Portfolio’s average daily net assets. In addition, the distributor has voluntarily agreed to reimburse the distribution fee in excess of 0.15% when the total operating expenses applicable to the Class B shares, including distribution fees, exceed the annual rate of 1.10% of the class B shares’ average daily net assets. The advisor and/or distributor may modify or terminate these arrangements at any time.

(3) “Other Expenses” includes an administrative services fee paid to the advisor in the amount of 0.10% of average daily net assets.

(4) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses. Including these reductions, the total class operating expenses for the Portfolio would be as set forth in the Total Annual Net Expenses column in the above table. These offsets may be discontinued at any time.

(5) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses. In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses. Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table. These offsets may be discontinued at any time.

(6) The Portfolio’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses, (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25%. This arrangement can be discontinued by the Portfolio’s manager at any time.

(7) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the Portfolio manager’s part.

(8) The manager and administrator have agreed in advance to reduce their fees as a result of the Portfolio’s investment in a Franklin Templeton money market fund (the Sweep Money Fund is the acquired fund reflected in the “Acquired Funds Fees and Expenses” column in the above table). This reduction is required by the trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon.

(9) “Management Fees” reflect advisory and a supervisory and administrative fee payable by the Portfolio to the advisor.

(10) “Other Expenses” reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchasing agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio’s use of those investments as an investment strategy.

(11)  PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) has entered into a separate contract with the advisor for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. The advisor has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to the advisor by the Subsidiary. This waiver may not be terminated by advisor and will remain in effect for as long as advisor’s contract with the Subsidiary is in place.

(12) The Portfolio invests in a subsidiary, which has entered into a separate advisory agreement with the advisor for the management of the subsidiary’s portfolio. The advisor has contractually agreed to waive the management fee it receives from the Portfolio in an amount equal to the management fee paid to the advisor by the subsidiary. This waiver will continue as long as the Portfolio invests in the subsidiary, and may not be terminated without the prior approval of the Portfolio’s board of trustees.

(13) The advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses to the amount reflected in the Total Annual Net Expenses column, minus the amount in the Acquired Funds Fees and Expenses column, in the above table. This expense limitation will remain in effect until at least April 29, 2011, but can be terminated by a vote of the Board of Trustees of the fund if they deem the termination to be beneficial to the shareholders.

(14) The advisor has voluntarily agreed to reimburse the Portfolio for all expenses, which resulted in the net expenses as reflected in the Total Annual Net Expenses column in the above table. This reimbursement is voluntary and can be discontinued at any time.

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We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date. If the current cost of the GLIA Spousal rider was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,388	$2,374	$3,373	$6,022

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$588	$1,774	$2,973	$6,022

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,220	$1,870	$2,532	$4,346

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$420	$1,270	$2,132	$4,346

Accumulation Unit Values

See Appendix A.

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Summary of Contract

“We,” “our,”  “us,”  “the Company” and “Integrity” mean Integrity Life Insurance Company. “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives. See Part 5, sections titled “Death Benefit Paid on Death of Annuitant” “Distribution on Death of Owner” and “Spousal Continuation.” see also Appendix C.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals. An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, most of which invest in common stocks. You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money. See Part 5

•                  To invest in the Investment Options. See Part 3

•                  To elect an Annuity Benefit. See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To elect any optional benefit available at the time you purchase the annuity contract. See Part 6.

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant; See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any. If there are joint owners, the death of either one will be treated as the death of both under this contract, and a Distribution on Death will be required to be made to the owner’s beneficiary. The joint owner is not the owner’s beneficiary. See Part 5, section titled “Distribution on Death of Owner.”

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to natural persons and their beneficiaries, and to assume the related risks. This contract is not intended for use by institutional investors. We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs. Your Account Value also is subject to various charges. See Part 4.

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Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs. See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax. See Part 4.

Your minimum Account Value is $1,000 ($2,000 in Texas and Washington). If the Account Value goes below the minimum Account Value and we have received no contributions from you for two years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions if you wish to keep your contract in force.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected. You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges. Some states require that we return your contribution, or some amount other than your Account Value. In that case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

Your benefits under the contract are controlled by the Tax Code and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal or begin receiving annuity payments. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. We do not provide tax advice. Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. This contract may be a Qualified Annuity, purchased to provide benefits under certain tax-favored retirement programs, such as IRAs; however, this contract provides no additional tax deferral benefit, as these programs already provide tax deferral.

Part 2 — Integrity and the Separate Account

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888. The Western and Southern Life Insurance Company has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee). Insurance obligations include the Account Value invested in the Fixed Accounts, the Death Benefit and Annuity Benefit. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account II and the Variable Account Options

Separate Account II of Integrity Life Insurance Company was established in 1992, and is maintained under the insurance laws of the State of Ohio. The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act. The Separate Account invests in the Variable Account Options. Each Variable Account Option invests in shares of a corresponding Portfolio (or “Fund”) with the same name. We may add, substitute or close Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3.

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Under Ohio law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your Variable Account Options.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts. The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws. We will notify you if any change results in a material change in the underlying Portfolios or the Variable Account Options. We may:

•                  add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios; or

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish.

Part 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase the GLIA Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option (also called a subaccount) invests in shares of a mutual fund, referred to as a Portfolio (or “Fund”). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio and the name of the advisor are provided below. Management fees and other expenses deducted from each Portfolio, as well as principal risks of investing, and more information about the Portfolio’s principal investment strategies, are described in that Portfolio’s prospectus. For a prospectus containing complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

Columbia Funds Variable Insurance Trust

Each Portfolio is a series of the Columbia Funds Variable Insurance Trust, which is a mutual fund registered with the SEC. Columbia Management Investment Advisers, LLC is the investment advisor to each Portfolio and is located at 100 Federal Street, Boston, MA 02110.

Following is a summary description of the Columbia VIT Portfolios. There are no guarantees that a Portfolio will achieve its objectives. You should read each Columbia VIT Portfolio’s prospectus carefully before investing.

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Columbia Mid Cap Value Fund, Variable Series

The Mid Cap Value Fund, Variable Series, seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth. The Portfolio may invest up to 20% of total assets in foreign securities. The Portfolio may also invest in real estate investment trusts. The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

Columbia Small Cap Value Fund, Variable Series

The Small Cap Value Fund, Variable Series, seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth. The Portfolio may invest up to 20% of total assets in foreign securities. The Portfolio also may invest in real estate investment trusts. The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

DWS Investments VIT Funds

The fund is a series of the DWS Investment VIT Funds, which is a mutual fund registered with the SEC. Deutsche Investment Management Americas Inc. is the investment advisor for the fund and is located at 345 Park Avenue, New York, NY 10154.

Following is a summary description of the fund. There are no guarantees that a fund will achieve its objectives. You should read the DWS Investments VIT Fund’s prospectus carefully before investing.

DWS Small Cap Index VIP

The DWS Small Cap Index VIP seeks to replicate, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small US companies.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust, each of which is a mutual fund registered with the SEC. Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which is advised by Strategic Advisers®, Inc. Both FMR and Strategic Advisers, Inc. are located at 82 Devonshire Street, Boston, MA 02109.

Following is a summary description of each Fidelity VIP Portfolio. There are no guarantees that a Portfolio will achieve its objective. You should read each Fidelity VIP Fund prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above average income-producing equity securities, which tends to lead to investment in stocks that have more “value” characteristics than “growth” characteristics. FMR analyzes issuers using fundamental factors and evaluating each security’s current price relative to the estimated long-term value to select investments. FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

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Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public. FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in “growth” stocks, “value” stocks or both. FMR uses fundamental analysis to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor’s® SmallCap 600 Index. FMR invests in either “growth” stocks, “value” stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®). FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers using fundamental analysis to select investments.

Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in

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investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis to select investments.

Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the Standard & Poor’s 500SM Index (S&P 500®). FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities. The Portfolio may invest in lower-quality debt securities. FMR manages the Portfolio to have overall interest rate risk similar to the Barclays Capital U.S. Aggregate Bond Index. FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index. FMR may buy “growth” stocks, “value” stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis to select investments.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities. FMR allocates investments across countries and regions and uses fundamental analysis to select investments.

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Franklin Templeton Variable Insurance Products Trust

Each Portfolio is a series of the Franklin Templeton Variable Insurance Products Trust (FTVIPT), which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the Portfolios as indicated below.

Below is a summary description of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a Portfolio will achieve its objective. You should read each Franklin Templeton VIPT Fund prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in equity securities, including securities convertible into common stock. The investment advisor for this Portfolio is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally invests in both debt and equity securities. The investment advisor for this Portfolio is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies. The investment advisor for this Portfolio is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies. The investment advisor is Franklin Advisory Services, LLC, located at One Parker Plaza, Ninth Floor, Fort Lee, NJ 07024.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued. The Portfolio also invests, to a lesser extent, in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC, located at 500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust, which is a mutual fund registered with the SEC. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio and is located at 840 Newport Center Drive, Newport Beach, California 92660.

Below is a summary description of the PIMCO Variable Insurance Trust Portfolios. There are no guarantees that a Portfolio will achieve its objective. You should read each PIMCO VIT Fund prospectus carefully before investing.

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PIMCO VIT All Asset Portfolio

The All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio normally invests in the Institutional Class of other PIMCO funds and does not invest directly in stocks or bonds of other issuers. The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

The CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management. The Portfolio normally invests in commodity-linked derivative instruments, backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Portfolio may also invest in common and preferred stocks, as well as convertible securities of issuers in commodity-related industries.

PIMCO VIT Low Duration Portfolio

The Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

PIMCO VIT Total Return

The Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

Rydex Variable Trust

Each Portfolio is a series of The Rydex Variable Trust, which is a mutual fund registered with the SEC. Security Global Investors is the investment advisor to each Portfolio and is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Below is a summary description of the each Rydex|SGI VT Portfolio. There are no guarantees that a Portfolio will achieve its objective. You should read each Rydex|SGI VT Fund prospectus carefully before investing.

Rydex|SGI VT All-Cap Opportunity Fund

The All-Cap Opportunity Fund seeks long-term capital appreciation by moving its investments among different sectors or industries. The advisor uses a quantitative methodology to rank approximately sixty different industries based on several measures of momentum, including price momentum. The advisor then invests in common stock of the top ranked industries.

Rydex|SGI VT Alternative Strategies Allocation Fund

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The Portfolio invests principally in a diversified portfolio of affiliated and unaffiliated funds that represent alternative and non-traditional asset classes and/or strategies.

Rydex|SGI VT Managed Futures Strategy Fund

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Portfolio’s current benchmark is the Standard & Poor’s Diversified Trends Indicator®. The advisor will invest substantially all of the Portfolio’s net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark.

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Rydex|SGI VT Multi-Hedge Strategies Fund

The Multi-Hedge Strategies Fund seeks long-term to provide capital appreciation with less risk than traditional equity funds. The Portfolio pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds.

Touchstone® Variable Series Trust

Each Portfolio is a series of the Touchstone Variable Series Trust, which is a mutual fund registered with the SEC. Touchstone Advisors, Inc., which is affiliated with us, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below. The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a summary description of each Touchstone VST Portfolio. There are no guarantees that a Portfolio will achieve its objective. You should read each Touchstone VST Fund prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Baron Small Cap Growth Fund seeks long-term capital appreciation, by normally investing at least 80% of its assets in common stocks of small-sized growth companies. A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase. The sub-advisor seeks securities it believes have favorable price to value characteristics and the potential to increase in value at least 100% over four or five subsequent years. BAMCO, Inc. is the sub-advisor for the fund and is located at 767 Fifth Avenue, New York, NY 10153.

Touchstone VST Core Bond Fund

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. The sub-advisor normally invests at least 80% of the Portfolio’s assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities. The sub-advisor may invest up to 20% of the assets in non-investment grade debt securities rated as low as B. The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST High Yield Fund

The High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The sub-advisor normally invests at least 80% of the Portfolio’s assets in non-investment grade debt securities, generally issued by domestic corporations. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal. The sub-advisor invests at least 80% of the Portfolio’s assets in common stocks of companies with market capitalizations in the range of the Russell 1000 Index at the time of purchase. The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place. Todd Verdedus Asset Management LLC is the sub-advisor for the fund and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Mid Cap Growth Fund

The Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The sub-advisors normally invest at least 80% of the Portfolio’s assets in common stocks of mid cap companies, which are defined as companies having a market capitalization between $1.5 billion and $12 billion or in the range of market capitalizations represented in the Russell Midcap Index. The fund is sub-advised by two separate management teams that use different style methodologies: Westfield Capital Management Company, L.P., located at One Financial Center, Boston, MA 02111, uses a growth approach, investing in companies that have earnings it believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates; and TCW Investment Management Company, located at 865 South

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Figueroa Street, Suite 1800, Los Angeles, CA 90017 uses a value approach, investing in companies that it believes are undervalued, including those with unrecognized asset values, undervalued growth or those undergoing a turnaround.

Touchstone VST Money Market Fund

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in U.S. government securities and high-quality money market instruments rated in the top two rating categories. The fund is a money market fund and seeks to maintain a constant share price of $1.00, although there is no guarantee that it will do so. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Third Avenue Value Fund

The Third Avenue Value Fund seeks long-term capital appreciation by investing mainly in common stocks of well-financed companies (companies without significant liabilities in comparison to their liquid resources) at a discount relative to what the sub-advisor believes is their liquid value. The Portfolio is non-diversified. The sub-advisor invests in companies regardless of market capitalization and invests in both domestic and foreign securities. Third Avenue Management LLC is the sub-advisor for fund and is located at 622 Third Avenue, New York, NY 10017.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests. You can invest directly in exchange traded funds (ETFs) and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each ETF that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of ETFs in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.

As a result of market gains or losses by the underlying ETFs, the percentage of any of the ETF Funds’ assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model. Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The advisor will rebalance each ETF Fund’s assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Verdedus Asset Management LLC is the advisor for the ETF funds, and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Aggressive ETF Fund

The Aggressive ETF Fund seeks capital appreciation. The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs. The sub-advisor typically allocates about 80% of the Portfolio’s assets in stocks and 20% in bonds.

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Touchstone VST Conservative ETF Fund

The Conservative ETF Fund seeks total return by investing for income and capital appreciation. The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs. The sub-advisor typically allocates about 65% of the Portfolio’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Enhanced ETF Fund seeks high capital appreciation. The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs. The sub-advisor typically allocates about 60% of the Portfolio’s assets in stocks and 40% in bonds.

Van Kampen LIT Portfolios

Each Portfolio is a series of the Van Kampen Life Insurance Trust, which is a mutual fund registered with the SEC. Van Kampen Asset Management is the investment advisor for each of the LIT Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a summary description of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will achieve its objective. You should read each Van Kampen LIT Portfolio prospectus carefully before investing.

Van Kampen LIT Capital Growth Portfolio

The LIT Capital Growth Portfolio seeks capital appreciation. Under normal market conditions, the Portfolio invests primarily in growth-oriented companies, emphasizing a bottom-up stock selection process, seeking attractive growth investments on an individual company basis.

Van Kampen LIT Comstock Portfolio

The LIT Comstock Portfolio seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies, which the advisor believes have potential for capital growth and income. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen’s Universal Institutional Funds, Inc. Portfolios

Each Portfolio is a series of the The Universal Institutional Funds, Inc. (UIF), which is a mutual fund registered with the SEC. Morgan Stanley Investment Management Inc., which does business in certain instances as Van Kampen, is the investment advisor for each of the UIF Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a summary description of the Portfolios of The Universal Institutional Funds, Inc. There are no guarantees that a Portfolio will achieve its objective. You should read each Van Kampen’s UIF Portfolio prospectus carefully before investing.

Van Kampen’s UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify emerging markets or

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developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen’s UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company management with strong shareholder value orientation.

Van Kampen’s UIF U.S. Mid Cap Value Portfolio

The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The advisor invests primarily in common stocks of companies traded on a United States securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Portfolio may purchase stocks that typically do not pay dividends. The advisor seeks attractively valued companies experiencing a change that it believes could have a positive impact on the company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen’s UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so. You will not be notified if the models are terminated or changed. You will not be provided with information regarding any terminations or changes to the asset allocation models. If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your investment options and asset allocation at any time.

Asset allocation does not insure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then available Variable Account Options. We may discontinue the program or add, eliminate or change the models at any time.

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The Fixed Accounts

Our Fixed Accounts are offered through a non-unitized separate account, which supports the GROs and STOs for this annuity contract. Our General Account supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider, which is in excess of Account Value. The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts, the General Account or the non-unitized separate account. Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We offer GROs with Guarantee Periods of two, three, five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available from time to time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate. The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, and the minimum interest rate will never be less than 1%. If your contract is issued in the state of Washington, the GROs are not available.

The value of a contribution or transfer to your GRO is called the GRO value. Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates. However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option. If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it cannot be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period. For example, if your mature GRO was for 10 years and when it matures, the seven-year Guarantee Period is the longest Guarantee Period available, your new GRO will be for seven years. You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract,

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make a partial withdrawal or transfer from your GRO or elect an Annuity Benefit before the end of the Guarantee Period. An MVA also applies on a Distribution on Death of the owner before the end of the Guarantee Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant). No MVA is made for partial withdrawals of the Free Withdrawal Amount at any time. No MVA is made for partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. No MVA shall be made when partial withdrawals are taken to meet required minimum distributions under the Tax Code. The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution or transfer to the GRO, less withdrawals and associated withdrawal charges, less transfers out of the GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if applicable.

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your contribution or transfer, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula(10):

MVA = GRO Value x [(1 + A)N/12 / (1 + B + ..0025)N/12 - 1],  where

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO. If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments.

See Appendix B for illustrations of the MVA.

Systematic Transfer Option

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected. STOs are available for six months or one year. All STO contributions must be transferred into other Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select. We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO. The STO is available for new contributions only. You cannot transfer from other Investment Options into the STO. We do not accept Systematic Contributions into the STO. See “Systematic Transfer Program” in Part 9 for more details on this program.

Part 4 - Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.55% of your Account Value in each of the

(10) The formula for contracts issued in Pennsylvania is MVA = GRO Value x [(1 + A)N/12 / (1 + B)N/12 - 1].

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Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.55% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to the risk we take that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits.. The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses. A portion of the 1.55% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts. We expect to make a profit from this fee. The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management cannot be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 8%. The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value. As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a percentage of the contribution withdrawn
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
thereafter	0

When you take a withdrawal, the oldest contributions are treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions are withdrawn. Please note however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.

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Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions. Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge if:

•             we calculate the Death Benefit on the death of the Annuitant; or

•             you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over five or more years.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Hardship Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We may also waive the MVA on any amounts withdrawn from the GROs. Hardship circumstances may include the owner’s (1) confinement to a nursing home, hospital or long-term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. (The hardship waiver does not include unemployment on contracts issued in Indiana, Montana, New Jersey, Oregon, Texas and Washington.)  We can require reasonable notice and documentation including, but not limited to, a physician’s certification and Determination Letter from a State Department of Labor. The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the owner and the joint owner. The hardship waiver is not available on contracts issued in South Dakota.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff, and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.

Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives. The broker-dealer firms are American Portfolios Financial Services, Inc., BB&T Investment Services, Inc., Cadaret, Grant & Co., Inc., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc., Nationwide Planning Associates, Inc., Raymond James Financial, Inc., Securities America, Inc., and Stifel, Nicolaus and Company, Incorporated.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could be considered a conflict of interest. You can find more about additional compensation in

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the Statement of Additional Information.

Optional Benefit Charges

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost  The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year. Then we charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 3.5%.

Part 5 - Terms of Your Variable Annuity

Your Contributions

•	Minimum initial contribution	$1,000
•	Minimum additional contribution(11)	$ 100
•	Maximum total contribution	$1,000,000 if the Annuitant is age 75 or younger
		$ 500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider. See Part 6. Contributions also may be limited by various state or federal laws or prohibited by us for all owners under the contract. If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law. Contributions will be accepted at any time up to eight years before your Maximum Retirement Date.

We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into an Investment Option and provided you with advance notice; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Your contributions are invested in the Investment Options you select. Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office. Once received in good order, contributions allocated to Variable Account Options are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange. Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options for additional contributions at any time by writing to the

(11) If your contract is issued in the state of Washington, you may only make additional contributions during the first Contract Year.

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Administrative Office. The request must indicate your contract number and the specific change, and you must sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone. See “Transfers” in Part 5. Different rules apply to the GLIA Investment Options. See Part 6.

Changing your Investment Options for additional contributions does not change your current allocation or your allocations used for rebalancing your portfolio, if any. You must provide specific instructions if you wish to change your current allocations or rebalancing allocations.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to purchase an Annuity Benefit, to pay the annual administrative charge and to pay for certain optional benefits. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.55%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•      The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

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•                  Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•                  Transfers out of a GRO more than 30 days before the end of the Guarantee period are subject to an MVA. See Part 3.

•                  Transfers into and out of the GLIA Investment Options are restricted. See Part 6.

You also may reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

After your 12 free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year. See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in good order. Each request for a transfer must specify:

•              the contract number

•              the amounts to be transferred, and

•              the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in good order, the entire transfer request will not be processed.

Transfers may also be arranged through our telephone transfer service using your personal identifiers. We will honor telephone transfer instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. to 5:00 p.m., Eastern Time, on any day we are open for business. If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call. Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

A transfer request or a reallocation of your Account Value does not change the allocation of current or future contributions among the Investment Options, and does not change your investment allocations used for rebalancing your portfolio. You must provide specific instructions if you wish to change your allocations.

Different rules apply to the GLIA Investment Options. See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

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Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•                        a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•                        a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying a Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification. We will notify you if your requested transfer is not made.

4.                                        Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                        If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone, Internet fax, same-day mail or courier service will not be accepted.

•                        In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.                                        20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•                        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

•                        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•                     Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are

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manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading. If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $100. The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options. You can tell us if you want your withdrawal handled differently.

Withdrawals are processed when they are received in good order at our Administrative Office. When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•                  the withdrawal amount requested,

•                  plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),

•                  plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding. Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Withdrawals are taken from your Account Value as follows:  your investment comes out first, beginning with the oldest contribution first, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn. Please note that for tax purposes, withdrawals are considered to be gain first. See Part 8.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. These payments are withdrawals from your Account Value. We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals from the GLIA Investment Options. See Part 6.

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Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during a Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during the Contract Year. (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract. If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

Assignments

We do not allow assignment of your contract unless specifically allowed by your contract or required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death. You name the Annuitant’s beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•        the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•        there is no contingent Annuitant.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

•        lump sum — if the beneficiary elects this option, we will automatically pay the lump sum Death Benefit amount into a checking account in the name of the beneficiary, if allowed by state law. The checking account is an interest-bearing account with no fees. The beneficiary can access the funds at any time by writing a check.

•        deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract for a period of up to five years. At the end of five years, the entire amount must be paid to the beneficiary.

•        extending the contract — if the beneficiary elects this option, he or she must choose to receive the Death Benefit as either an immediate annuity or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options. Distributions must begin within one year from the date of death. You may pre-select this option for your Annuitant’s beneficiary.

If your Annuitant’s beneficiary is not a natural person, the beneficiary must elect either a lump sum or deferral for up to five years.

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You may change the Annuitant’s beneficiary by sending the appropriate form in good order to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention. See Appendix C for assistance in structuring your contract.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•                  highest Account Value on any Contract Anniversary before the Annuitant’s 81st birthday, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) taken after that Contract Anniversary;

•                  total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

•                  if your Death Benefit is $100,000, and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

Distribution on Death of Owner

When you (as owner) die, and you are not the Annuitant, your entire interest in this contract must be distributed to the owner’s beneficiary. If you are the Annuitant, the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section. If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner’s beneficiary will be required. It may not be a good idea to own this annuity contract jointly.

You name the owner’s beneficiary (or beneficiaries). We will pay the owner’s surviving beneficiary the Distribution on Death. If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

•        lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

•        deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract for a period of up to five years. At the end of five years, the entire Surrender Value must be paid to the beneficiary.

•        extending the contract — if the beneficiary elects this option, he or she must choose to receive the Surrender Value as either an immediate annuity or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the

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Account Value invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options. Distributions must begin within one year from the date of the owner’s death. Withdrawal charges continue to apply to the withdrawals taken under this option.

If the owner’s beneficiary is not a natural person, the beneficiary must elect either a lump sum  or deferral for up to five years.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its deferred tax status) in his or her name as the new owner. See the section below on Spousal Continuation and Appendix C.

You may change the owner’s beneficiary by sending the appropriate form in good order to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is your (owner’s) sole beneficiary. This is standard spousal continuation. See Appendix C.

Enhanced Spousal Continuation

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation). The Enhanced Spousal Continuation under this contract is available if you (as owner) die, and only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named;

•                  your surviving spouse is the owner’s sole beneficiary; and

•                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, except:

•                  withdrawal charges no longer apply; and

•                  we will no longer accept additional contributions.

When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse. Under this Enhanced Spousal Continuation, we waive any withdrawal charges applicable to full or partial withdrawals made after the Enhanced Spousal Continuation is elected, but the MVA will apply. If the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

See Appendix C.

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Federal Tax Advantages of Spousal Continuation Not Available to Same Sex Spouses

The Federal Defense of Marriage Act states that civil union partners and same sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by federal tax law to a surviving spouse of an annuity owner is not available to a surviving civil union partner or same sex spouse. If civil unions or same sex marriage is recognized in the state where this contract is issued, the Enhanced Spousal Continuation described in the contract is available to the surviving civil union partner or same sex spouse; however, the favorable tax treatment provided by federal law will not apply and the transfer of ownership will be a taxable event.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary’s election. During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Variable Account Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his or her election. The remaining beneficiaries’ share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime up until the Annuitant’s 100th birthday. This is referred to as the Maximum Retirement Date. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, and applicable state premium tax. However, the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You cannot change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General Account:

•                  life and 10 years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed. If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  period certain annuity, which provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining periodic payments will go to the Annuitant’s beneficiary.

•                  life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of annuity you want or confirm to us that you want the

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normal form of annuity, which is the life and ten years certain annuity. However, if we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the normal form of annuity.

Annuity Benefit Payments

Fixed Annuity Benefit payments will not change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)          the New York Stock Exchange has been closed or trading on it is restricted;

(2)          an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus. We cannot honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefits

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. The GLIA Rider is not available in Oregon .

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Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on your age at that time.

Age of (younger) Annuitant	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)                                      the Account Value on the date you purchase the GLIA Rider; plus

2)                                      additional Contributions; less

3)                                      Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)                                      the Bonus Base immediately before the Bonus is applied; plus

2)                                      the Bonus amount (see “Bonus” section below); plus

3)                                      additional Contributions received after the date of the Bonus; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)                                      the Account Value on the date you purchase the GLIA Rider; plus

2)                                      additional Contributions; less

3)                                      Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)                                      the Step-Up Base immediately before the Step-Up is applied; plus

2)                                      the Step-Up amount; plus

3)                                      additional Contributions received after the date of the Step-Up; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

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Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount which exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•                  1.0; or

•                  Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal. If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here’s an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•                  Your Account Value is $75,000 and your Payment Base is $100,000

•                  You take a Nonguaranteed Withdrawal in the amount of $5,000

•                  Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

Other Important Facts about Withdrawals:

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•                  Withdrawal charges may apply. If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived. If you withdraw more than the Free Withdrawal amount and the withdrawal results in a Nonguaranteed Withdrawal, withdrawal charges, if any, will be applied. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

•                  Withdrawals must be taken pro-rata from your Investment Options. You cannot make a Withdrawal from specific Investment Options.

•                  The Payment Base is not available for withdrawal.

•                  The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

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Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including withdrawal charges if any.)  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (younger) Annuitant	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year. The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider and an annual effective rate of 1.15% for the Spousal GLIA Rider. The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the four GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)  All GLIA Investment Options are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

GLIA Investment Strategy 1 — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 — 100%	0 — 100%	0 - 50%

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GLIA Investment Strategy 2 — You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 3 — You may allocate your investment as follows:

Touchstone VST Moderate ETF Portfolio	Rydex VT Alternative Strategies Allocation Fund
90%	10%

GLIA Investment Strategy 4 — You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	Fidelity VIP Asset Manager	Columbia VIT Mid Cap Value	PIMCO VIT All Asset
PIMCO VIT Total Return	Fidelity VIP Balanced	Columbia VIT Small Cap Value	PIMCO VIT Commodity RealReturn Strategy
Touchstone VST Core Bond	Fidelity VIP Contrafund	DWS Small Cap Index VIP	Rydex|SGI VT All-Cap Opportunity
	Fidelity VIP Equity-Income	Fidelity VIP Disciplined Small Cap	Rydex|SGI VT Alternative Strategies Allocation
	Fidelity VIP Growth	Fidelity VIP Mid Cap	Rydex|SGI VT Managed Futures Strategy
	Fidelity VIP Index 500	FTVIPT Franklin Small Cap Value Securities	Rydex|SGI VT Multi-Hedge Strategies
	FTVIPT Franklin Growth and Income Securities	Touchstone VST Baron Small Cap Growth	Van Kampen’s UIF U.S. Real Estate
	FTVIPT Franklin Large Cap Growth Securities	Touchstone VST Mid Cap Growth	High Yield
	FTVIPT Mutual Shares Securities	Touchstone VST Third Avenue Value	Fidelity VIP High Income
	Touchstone VST Aggressive ETF	Van Kampen LIT Capital Growth	FTVIPT Franklin Income Securities
	Touchstone VST Conservative ETF	International	Touchstone VST High Yield
	Touchstone VST Enhanced ETF	Fidelity VIP Overseas	Short Duration
	Touchstone VST Large Cap Core Equity	FTVIPT Templeton Foreign Securities	PIMCO VIT Low Duration
	Touchstone VST Moderate ETF	FTVIPT Templeton Growth Securities	PIMCO VIT Real Return
	Van Kampen LIT Comstock	Van Kampen’s UIF Emerging Markets Debt	Touchstone VST Money Market
	Van Kampen’s UIF U.S. Mid Cap Value	Van Kampen’s UIF Emerging Markets Equity

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For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•                  Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•                  Transfers may only be accomplished by making an allocation change.

•                  You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•                  Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your Investment Options quarterly. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

•                  You cannot change your allocation between the Investment Options within GLIA Investment Strategy 3. It is a fixed allocation.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract. Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. Therefore, if you purchase the GLIA Rider, we do not recommend using this annuity contract to pay for such services.

Contribution Limits

•                  Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•                  Each additional contribution must be at least $1,000.

•                  You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•                  Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMD) after you turn 70½.

We will calculate the RMD with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

You may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. However, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See “Effect of Withdrawals” section, above.

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You must take your first annual RMD in the calendar year you turn age 70½. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.               You must be the Owner and primary Annuitant. (You may be the beneficial owner through a custodial account.)

2.               Joint Owners are not allowed.

3.               Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.               You must name your spouse as the spousal Annuitant.

5.               You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.               We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

7.               If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

We will not reduce the Rider charge if you remove a spouse. The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage. If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.               The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.               The date the Payment Base equals zero;

3.               The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.               The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.               The date that you transfer ownership of the contract;

6.               The date you assign the contract or any benefits under the contract or Rider;

7.               The date a Death Benefit is elected under the contract;

8.               On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.               The date you elect an Annuity Benefit under the contract;

10.         The date you cancel this Rider;

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11.         The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•                  You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.

•                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

•                  Systematic Transfer Program is not available.

•                  Dollar Cost Averaging is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Systematic Contribution Program is not available.

•                  The Enhanced Earnings Benefit is not available.

The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values. You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples

Please see Appendix D for hypothetical examples that illustrate how the GLIA Rider works.

Enhanced Earnings Benefit Rider

The EEB is an optional benefit Rider, which you may purchase for an additional fee. The EEB Rider provides an enhancement of the standard Death Benefit under the contract, specifically a percentage of the gain in the contract is paid in addition to the standard Death Benefit. If there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a portion of the gain as an additional Death Benefit. The EEB Rider is not available on contracts issued in Washington.

Gain is calculated by taking your Account Value on the Business Day we receive due proof of death and the beneficiaries election in good order, minus contributions adjusted for partial withdrawals. If the resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant’s age on the Contract Date. We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by 4.

Annuitant Age on the Contract Date	Benefit Paid	Charge at Annual Effective Rate (fees are assessed quarterly)
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

The maximum available benefit is 150% of your contributions less 150% of your withdrawals (including any

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withdrawal charges). Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit. Contributions received from exchanged contracts shall be treated as contributions for purposes of the EEB and determination of the percentage of gain paid. Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB. It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix E for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit. If the GLIA is selected, the EEB is not available.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution. You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.

A special note if you are purchasing this annuity for use as an IRA:  If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA. You should carefully consider selecting the EEB if this contract is an IRA. Consult your tax or legal advisor if you are considering using the EEB with an IRA. The contract owner bears the risk of any adverse tax consequences.

Part 7 - Voting Rights

How Portfolio Shares Are Voted

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your

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Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting. We count fractional shares. The record date for this purpose cannot be more than 60 days before the shareholders’ meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval. In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options. We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

•                  our tax status

•                  the tax status of the contract

•                  the type of retirement plan, if any, for which the contract is purchased

•                  the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not guarantee the federal, state, or local tax status of any contract or any transaction involving the contracts.

Your Contract is an Annuity

•                  You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

•                  You can purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

•                  You can also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan, in which case withdrawals are generally fully taxable as ordinary income.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a non-qualified annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. Also, you are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons cannot defer tax on the annuity’s earnings unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

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You can take withdrawals from the contract or you can elect an Annuity Benefit. The tax implications are different for each type of distribution:

•        Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, is not taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

•        If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the your expected return under the contract (exclusion ratio). The rest of each payment will be taxed as ordinary income. That means that part of each annuity payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

•                you are 59½ or older

•                payment is a result of the owner’s death

•                payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the owner or joint lives (or joint life expectancies) of the owner and a beneficiary

•                payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

•                payment is from certain qualified plans (note, however, other penalties may apply)

•                payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•                payment is under a certain types of qualified plans held by the employer until the employee separates from service

•                payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (non-qualified contracts only)

•                payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                payment is for certain higher education expenses (IRA only)

•                payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract. Once you recover the entire investment basis in the contract, all remaining LPA payments are taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to

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the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

If you have a qualified annuity contract (such as a traditional IRA), you may need to withdraw money from this annuity contract in order to satisfy the required minimum distributions (RMD) required by the Tax Code after you turn 70½. We will calculate the required minimum distribution with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation. You should discuss these matters with your tax advisor.

Inherited IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The owner’s beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise the rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional contributions to an inherited IRA contract. Also, in order to avoid certain income tax penalties, an RMD must be withdrawn each year from an inherited IRA. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

This contract includes an enhanced Death Benefit and a guaranteed lifetime withdrawal benefit. The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the glossary.

Impact of Taxes on the Company

We may charge the Separate Account for taxes. We can also set up reserves for taxes.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and

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can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum Systematic Withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your Systematic Withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½ (see Part 8.)

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawal, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to withdrawal charges, if any. See Part 4, section titled “Withdrawal Charge”.

This program is not available with the GLIA Rider. See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Choices Plus Required Minimum Distribution Program

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract (such as a traditional IRA) after you attain age 70½. The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program at any time if you are age 70½ or older, by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or

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31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus Required Minimum Distribution Program at any time.

This program is not available with the GLIA Rider. See Part 6, section titled “Guaranteed Lifetime Income Advantages, Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund, to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option. The minimum transfer to each Variable Account Option is $100. We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count towards the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Dollar Cost Averaging Program at any time. If you do not have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available in connection with the GLIA Rider. See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis. We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program. You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count towards the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

This program is not available with the GLIA Rider. See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

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Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Investment Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation. You will receive a confirmation notice after each rebalancing. Variable Account Options that are closed to new purchases, and Fixed Accounts, are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation. You must provide specific instructions if you wish to change your rebalancing allocations. We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count towards your 12 free transfers. See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA Rider. See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days’ prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution Program. See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

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If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, OH  45201-5720

ATTN: Request for SAI of Separate Account II

Part 10 - Prior Contracts and State Variations

If you are a current contract owner, you should note that some of the options, features, and charges of your Pinnacle contract differ from those in the Pinnacle contract we are currently offering via this prospectus. In some states, we may still offer a prior version of the Pinnacle contract or optional benefits, or you may own a prior version of the Pinnacle contract. Material differences in prior versions or state variations of the Pinnacle contract are described below. The dates given are the approximate company roll-out dates and will vary state by state. Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

Pinnacle III — Currently available in Oregon

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge	1.35%

Total Annual Portfolio Operating Expenses for the Portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus. All other portfolios and expenses are the same as in the table in Part 1.

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
DWS Small Cap Index VIP, Class A(12)	0.35%	0.00%	0.21%	N/A	0.56%	0.53%
Fidelity VIP Contrafund Portfolio, Initial Class(13)	0.56%	0.00%	0.11%	N/A	0.67%	0.65%
Fidelity VIP Equity-Income Portfolio, Initial Class	0.46%	0.00%	0.12%	N/A	0.58%	0.58%
FTVIPT Franklin Income Securities Fund, Class 1	0.45%	0.00%	0.02%	N/A	0.47%	0.47%
Van Kampen’s UIF Emerging Markets Debt Portfolio, Class I	0.75%	0.00%	0.33%	N/A	1.09%	1.09%
Van Kampen’s UIF U.S. Real Estate Portfolio, Class I (14)	0.80%	0.00%	0.34%	0.01%	1.15%	1.14%

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and

(12) Through April 30, 2011, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses at 0.53%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(13) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(14) The advisor has voluntarily agreed to reimburse the Portfolio for all expenses, which resulted in the net expenses as reflected in the Total Annual Net Expenses column in the above table.  This reimbursement is voluntary and can be discontinued at any time.

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expense risk charge, and maximum Portfolio operating expenses. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,200	$1,810	$2,436	$4,169

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$400	$1,210	$2,036	$4,169

Guaranteed Rate Options

The 10-year GRO is not available.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6.50% of contributions, plus up to 0.80% trail commission paid on Account Value starting in the second Contract Year.

Your Contributions

Additional contributions are not allowed on contracts issued in Oregon.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85:

If the Annuitant dies before age 90 (or the contract’s 10th Contract Anniversary, if later) and before annuity payments have started, the Death Benefit will be the greatest of:

•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) received after that Contract Anniversary; or

•                  total contributions, minus any withdrawals (and associated charges); or

•                  your Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

If the Annuitant dies at or over age 90 (or after the contract’s 10th Contract Anniversary, if later), the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued after the Annuitant’s 86th birthday, the Death Benefit is the your current Account Value.

Guaranteed Lifetime Income Advantage Rider - Available on Pinnacle V contracts offered from February 25, 2008 to February 28, 2010

This Rider is the same as the Rider currently offered (see Part 6) except that the Withdrawal Percentages and Bonus Percentages were as follows:

Age of (younger) Annuitant	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

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Age of (younger) Annuitant	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Guaranteed Lifetime Income Advantage Rider - Available on Pinnacle V contracts offered from February 25, 2008 to March 1, 2009

This Rider is the same as the Rider currently offered (see Part 6) except the GLIA Rider charge was lower.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(15)	1.55%	1.55%
Optional Enhanced Earnings Benefit Charge (maximum charge)(16)	0.50%	0.50%
Optional Guaranteed Return Plus Charge(17)	0.60%	0.60%
Optional Guaranteed Lifetime Income Advantage — Individual Charge(18)	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage — Spousal Charge (19)	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses(19)	3.15%	2.35%

Guaranteed Minimum Withdrawal Benefit - Available on Pinnacle V contracts offered from May 21, 2007 to February 24, 2008

The GMWB, which we referred to as the “Guaranteed Lifetime Income Advantage” in our marketing material, was an optional benefit Rider, which you might have purchased for an additional fee. The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider. If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease. Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

Definitions

In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

Annual Processing Date is the close of business on the day before a Contract Anniversary. If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date. If a Withdrawal is taken on an Annual Processing Date, we will process the Withdrawal first. Then we will deduct the Annual Administrative Charge, if applicable and the Rider fee. See Part 4. After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

(15) Assessed daily on the amount allocated to the Variable Account Options

(16) Assessed quarterly to the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if EEB elected
59 or less	0.20%	1.75%
60-69	0.40%	1.95%
70-79	0.50%	2.05%

(17) Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options; the Guaranteed Return Plus was not available after November 24, 2008.

(18) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(19) You may elect only one of these optional benefits: EEB, Guaranteed Return Plus or Individual or Spousal GLIA.  Therefore the highest possible total separate account annual charges reflect the election of one of these optional benefits, which carries the highest cost.

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Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for Withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted. The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect. The initial GWB is equal to your initial contribution. The maximum GWB permitted at any time is $5 million.

Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined. We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary Annuitant reaches age 65. Once the primary Annuitant turns 65 anytime during the Contract Year, you must still wait until the next Annual Processing Date for the LPA to be calculated. If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date. The initial LPA is set at 5% of the GWB.

Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable withdrawal charge. A withdrawal charge may still be deducted from your Account Value. See “Withdrawal Charge” in Part 4 and the “Other Important Facts About Withdrawals” section below.

Overview of the GMWB Rider

If you elected the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider. Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance

Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose. In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.

•                  If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.

•                  If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

Contributions and Withdrawals

Your contributions increase both your Account Value and your GWB dollar-for-dollar. Withdrawals decrease your Account Value dollar-for-dollar. However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year. See the section below titled “Effect of Withdrawals and Reset.”

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GMWB Fee

We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect. The 0.60% fee is multiplied by the Adjusted GWB. The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year. We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro-rata). If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect. We do not deduct the fee during the Guaranteed Payment Phase. This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to 1.20%. If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase. If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase. Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups. If you do not reject the increase in writing, the annual fee for your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider. We may implement more than one Rider fee increase, up to the maximum annual fee of 1.20%. Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(20)	1.55%	1.55%
Optional Enhanced Earnings Benefit Charge (maximum charge)(21)	0.50%	0.50%
Optional Guaranteed Return Plus Charge(22)	0.60%	0.60%
Optional Guaranteed Minimum Withdrawal Benefit Charge(23)	1.20%	0.60%
Highest Possible Total Separate Account Annual Expenses(24)	2.75%	2.15%

Reset and the Effect of Withdrawals on Your GWB and GAWA

Each time you make a Withdrawal, we decrease the GWB. As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or “Reset” the GWB to equal the Account Value, if your Account Value is less than the GWB. Then, each time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value. This Reset can have a significant negative effect on your GWB and GAWA, especially in a declining market.

Each time we Reset the GWB, we also recalculate the GAWA. The new GAWA will be the lesser of:

•                  the GAWA before the Withdrawal; or

•                  5% of the Account Value after the Withdrawal.

(20) Assessed daily on the amount allocated to the Variable Account Options

(21) Assessed quarterly to the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if EEB elected
59 or less	0.20%	1.75%
60-69	0.40%	1.95%
70-79	0.50%	2.05%

(22) Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options.

(23) Assessed annually based on the Adjusted GWB - See Part 6

(24) You may elect only one of these optional benefits: EEB, Guaranteed Return Plus or GMWB.  Therefore the highest possible total separate account annual charges reflect the election of one of these optional benefits, which carries the highest cost.

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If you withdraw more than your GAWA in any Contract Year, you may reduce or eliminate your guaranteed values.

Effect of Withdrawals on Your LPA

After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect. See the section below titled “Guaranteed Payment Phase.”

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA. The new LPA will be the lesser of:

•                  the LPA before the Withdrawal; or

•                  5% of the greater of

•                  the Account Value after the Withdrawal; or

•                  the new GWB

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA. If you withdraw more than your LPA in any Contract Year, you may reduce or eliminate your guaranteed values.

Other Important Facts about Withdrawals:

•                  The GAWA and LPA are not cumulative. If you withdraw less than the GAWA or LPA in any Contract Year, you cannot carry over or add the remaining GAWA or LPA to Withdrawals made in future years.

•                  If you withdraw more than your Free Withdrawal Amount (10% in any Contract Year) a withdrawal charge may apply, even if the Withdrawal amount is less than your GAWA or LPA. A Withdrawal charge applies to each contribution for the first 7 years after you make that contribution. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”  The withdrawal charge is deducted from your Account Value, but not from your GWB.

•                  Withdrawals will be taken pro-rata from your GMWB Investment Option Portfolios. You cannot make a Withdrawal from specific Portfolios.

•                  If you take Withdrawals under our required minimum distribution program (see following “Required Minimum Distributions”), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even where a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.

•                  The taxable portion of your Withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the Withdrawal.

Bonus

We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period. The GMWB Bonus period is the lesser of:

•                  the first 10 Contract Years; or

•                  each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals. We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

Each time we apply a Bonus to the GWB, we will recalculate the GAWA. The new GAWA will be the greater of:

•                  the GAWA before the Bonus; or

•                  5% of the GWB after the Bonus.

Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA. The new LPA will be the greater of:

•                  the LPA before the Bonus; or

•                  5% of the GWB after the Bonus.

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Step-Up

Your GWB may increase due to favorable market performance. On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB. If your Account Value is greater than the GWB, we will increase or “step up” the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA. The new GAWA will be the greater of:

•                  the GAWA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA. The new LPA will be the greater of:

•                  the LPA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Additional Contributions

Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA. The new GAWA will be the lesser of:

•                  the GAWA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA. The new LPA will be the lesser of:

•                  the LPA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Contribution Limits

Additional contribution must be at least $1,000 and cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We reserve the right to refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs. If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis. You cannot make additional contributions after the Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

GMWB Investment Options

If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in only one of the three GMWB Investment Options described below.

GMWB Investment Option 1 — You may invest 100% in the three GMWB Investment Option Portfolios listed below. You may select one or more of the three Portfolios, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Portfolio.

Touchstone VST Conservative ETF Portfolio 0 — 100%	Touchstone VST Moderate ETF Portfolio 0 — 100%	Touchstone VST Aggressive ETF Portfolio 0% - 50%

GMWB Investment Option 2 — You may invest 100% in the four GMWB Investment Option Portfolios listed below. You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

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GMWB Investment Option 3 — You may invest 100% in the GMWB Investment Option Portfolios listed below. You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category. You must allocate a minimum of 35% to the Fixed Income Portfolios.

Fixed Income Portfolios Category	Cash Equivalents Category
35% - 100%	0 — 10%
Fidelity VIP Investment Grade Bond	Touchstone VST Money Market
Touchstone VST Core Bond

Core Equity Portfolios Category	Other Portfolios Category
0 — 65%	0 — 10%
Fidelity VIP Asset Manager, Service Class 2	DWS Small Cap Index VIP, Class B
Fidelity VIP Balanced, Service Class 2	Fidelity VIP Disciplined Small Cap, Service Class 2
Fidelity VIP Contrafund, Service Class 2	Fidelity VIP Growth, Service Class 2
Fidelity VIP Equity-Income, Service Class 2	Fidelity VIP High Income, Service Class 2
Fidelity VIP Index 500, Service Class 2	Fidelity VIP Mid Cap, Service Class 2
FTVIPT Franklin Growth and Income Securities, Class 2	Fidelity VIP Overseas, Service Class 2
FTVIPT Franklin Large Cap Growth Securities, Class 2	FTVIPT Franklin Income Securities, Class 2
FTVIPT Mutual Shares Securities, Class 2	FTVIPT Franklin Small Cap Value Securities, Class 2
FTVIPT Templeton Growth Securities, Class 2	Touchstone VST Baron Small Cap Growth
FTVIPT Templeton Foreign Securities, Class 2	Touchstone VST Enhanced ETF
Touchstone VST Large Cap Core Equity	Touchstone VST Mid Cap Growth
Van Kampen LIT Comstock, Class II	Touchstone VST Third Avenue Value
Van Kampen’s UIF Emerging Markets Debt, Class II	Touchstone VST High Yield
Van Kampen’s UIF U.S. Real Estate, Class II

For more information regarding these Portfolios, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Portfolios at any time.

Transfer and Allocation Restrictions

The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.

•                  Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•                  No transfers are allowed.

•                  To change your investment allocation, you can change your allocation among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option.

•                  Your first allocation change is allowed 90 days after the Contract Date, and no more than once every 90 days after that. Each allocation change starts a 90-day waiting period before you can make another.

•                  Each transfer changes your investment allocation.

•                  We will automatically rebalance your GMWB Investment Option Portfolios quarterly. The reallocation resulting from automatic rebalancing does not count against your allocation change allowed once every 90 days.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this contract or Rider for an additional fee to be deducted from your contract. Such fees are considered Withdrawals and could cause a Reset or make you ineligible to receive a Bonus. Therefore, if you purchase the GMWB Rider, we do not recommend using this contract to pay for such services.

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Required Minimum Distributions

If you have elected the GMWB Rider, we offer a special program to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Tax Code (RMD Program). If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal. In other words, we will not Reset your GWB.

The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only. We do not take into account your other assets or distributions in making this calculation. The RMDA is calculated and automatically distributed in monthly withdrawals each calendar year. During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain age 70½. If you are 70½ or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Tax Code for the calendar year that includes the Contract Date.

To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year. To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program. If you opt out of the RMD Program or make a Withdrawal other than through the RMD Program, you will be removed from the RMD Program and cannot be reinstated. Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider. So even if you take Withdrawals for the purpose of meeting your RMD, if you are not enrolled in our RMD Program, you will not be protected against Reset. See “Effect of Withdrawals and Reset,” above.

The RMD Program is not available during the Guaranteed Payment Phase. We reserve the right to make any changes we deem necessary to comply with the Tax Code and related regulations. You should discuss these matters with your tax advisor prior to electing the GMWB Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero. During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the “Alternate Death Benefit” section below. We will send you a written notice when the contract enters the Guaranteed Payment Phase.

During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary. The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:

•                  the LPA is zero;

•                  the LPA has not yet been determined; or

•                  the GAWA is more than the LPA and you request the GAWA in writing.

If the LPA is paid, the payments will continue until the death of the primary Annuitant. If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero. However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates. See “Termination of Rider” section below.

Alternate Death Benefit

If the primary Annuitant dies while this Rider is in effect, the Annuitant’s beneficiary may choose either:

•                  the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary’s election in good order; or

•                  the Death Benefit otherwise payable under the contract.

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If the Annuitant’s beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period. The Payment Certain Period will be a number of years that is equal to the lesser of:

•                  the GWB divided by the GAWA as of the Death Benefit Date; or

•                  the life expectancy (in whole years) of the Annuitant’s beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period. If the annual payment is less than $1,000 we will pay the GWB as a lump sum. If the primary Annuitant’s death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant’s beneficiary.

If the Annuitant’s beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant’s beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant’s beneficiary.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

Termination of Rider

Owner’s Death

This Rider will terminate on the date you, as owner, die unless:

•                  you are also the primary Annuitant; or

•                  your sole owner’s beneficiary is your spouse and he or she elects standard spousal continuation under the Tax Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

Annuitant’s Death

This Rider will terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:

•                  the Account Value, the GWB and the LPA all equal zero;

•                  the Guaranteed Payment Phase ends;

•                  you transfer ownership of the contract;

•                  you assign the contract;

•                  a Death Benefit is calculated under the contract;

•                  the last Alternate Death Benefit payment is made under this Rider;

•                  you elect an Annuity Benefit under the contract;

•                  you request termination of this Rider after the 10th Contract Anniversary; or

•                  the contract terminates.

On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

Once terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your contract if you elect the GMWB Rider:

•                  You cannot cancel the GMWB Rider for 10 Contract Years.

•                  Dollar Cost Averaging is not available.

•                  Systematic contributions are not available.

•                  Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract. If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

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The addition of the GMWB Rider to your contract may not always be in your interest. You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GMWB Rider is suitable for your needs. Keep in mind the following:

•                  An additional fee is imposed annually for this benefit.

•                  Your Investment Options are limited to the GMWB Investment Option Portfolios.

•                  The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.

•                  Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.

•                  The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled “Annuity Benefits.”

•                  If you are purchasing the GMWB to meet income requirements, you should consider whether an immediate annuity is better suited to your needs.

Guaranteed Return Plus Rider — Available on Pinnacle V contracts offered from May 1, 2007 to November 24, 2008 and Pinnacle IV contracts offered from June 26, 2006 to April 30, 2007

The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee. The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options

We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.”  You could have selected only one of the three Guaranteed Return Plus Investment Options. Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

At the end of the ten-year period:

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.

Rider Charge

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option. Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 2.15% on Pinnacle V contracts and 2.05% on Pinnacle IV contracts.

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Contribution Limits

You may make additional contributions of at least $1,000, which may only be invested in the same Guaranteed Return Plus Investment Option you originally selected. You may not make additional contributions if the ten-year period would end on or after the Maximum Retirement Date. We reserve the right to revise the minimum contribution amounts and to limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option. You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers

In years 1-7 of the period for each contribution, you may:

•                  withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option; or

•                  surrender your contract entirely.

In either case, a withdrawal charge will apply. See Part 4.

In years 8-10 of the accumulation period for each contribution, you may:

•                  withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option;

•                  surrender your contract entirely; or

•                  transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis. For example:

•                  You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•                  In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•                  The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•                  Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decrease by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs. Also, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a 10-year accumulation period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro-rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value of your contribution to the Guaranteed Return Plus Investment Option on a proportional basis. You may request that your withdrawal not be taken from your Guaranteed Return Plus Investment Option.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contributions you made to your Guaranteed Return Plus Investment Option, then from the next contribution and

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so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn. We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•                  the owner’s beneficiary succeeds as the owner of the contract, unless the owner’s beneficiary is the owner’s spouse and elects to standard spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;

•                  a Death Benefit is calculated under the contract;

•                  you transfer ownership of the contract;

•                  you elect an Annuity Benefit under the contract;

•                  the contract terminates.

Pinnacle IV — Contracts issued from July 16, 2001 to April 30, 2007

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (25)	1.45%
Optional Enhanced Earnings Benefit Charge (maximum charge)(26)	0.50%
Optional Guaranteed Return Plus Rider Charge(27)	0.60%
Highest Possible Total Separate Account Annual Expenses(28)	2.05%

Free Withdrawal Amount

The Free Withdrawal Amount is the greater of:

•                  15% of your Account Value during a Contract Year; or

•                  15% of your Account Value at your most recent Contract Anniversary.

Optional Benefits

The Guaranteed Return Plus was not available until June 26, 2006 and the Guaranteed Lifetime Income Advantage currently offered was not available on the Pinnacle IV.

Pinnacle I, II and III — Contracts issued prior to July 16, 2001(29)

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (30)	1.35%

Total Annual Portfolio Operating Expenses for the Portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus. All other portfolios and expenses are the same as in the table in Part 1.

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

(25) Assessed daily on the amount allocated to the Variable Account Options

(26) Assessed quarterly to the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if EEB elected
59 or less	0.20%	1.75%
60-69	0.40%	1.95%
70-79	0.50%	2.05%

(27) Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options; the Guaranteed Return Plus was available on the Pinnacle IV from June 26, 2006 to April 30, 2007.

(28) You may elect only one of these optional benefits: EEB or Guaranteed Return Plus.  Therefore the highest possible total separate account annual charges reflect the election of Guaranteed Return Plus, which carries the higher cost.

(29) Pinnacle with the mortality and expense risk charge of 1.35% continued to be available through some sales channels and in some states between July 16, 2001 and May 1, 2004.

(30) The Mortality and Expense Risk Charge reduced to 1.10% after the sixth Contract Anniversary for Contracts issued between January 1, 1995 and February 1, 1997

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Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
DWS Small Cap Index VIP, Class A(31)	0.35%	0.00%	0.21%	N/A	0.56%	0.53%
Fidelity VIP Contrafund Portfolio, Initial Class(32)	0.56%	0.00%	0.11%	N/A	0.67%	0.65%
Fidelity VIP Equity-Income Portfolio, Initial Class	0.46%	0.00%	0.12%	N/A	0.58%	0.58%
FTVIPT Franklin Income Securities Fund, Class 1	0.45%	0.00%	0.02%	N/A	0.47%	0.47%
Van Kampen’s UIF Emerging Markets Debt Portfolio, Class I	0.75%	0.00%	0.33%	N/A	1.09%	1.09%
Van Kampen’s UIF U.S. Real Estate Portfolio, Class I (33)	0.80%	0.00%	0.34%	0.01%	1.15%	1.14%

Limitation on Number of Investment Options for Contracts Issued before July 17, 2000

You may not have more than ten Investment Options at any one time, including each of your GROs, the Investment Options that are closed to new contribution, and the Investment Options to which you have current allocations.

Guaranteed Return Options

The GROs are not available in Washington

Systematic Transfer Option

The STO is not available in Washington.

Withdrawal Charges for all contracts Issued before December 31, 1996

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
thereafter	0

Hardship Waivers were not available for contracts issued prior to February 15, 1997.

Optional Benefits

The Guaranteed Return Plus and the Guaranteed Lifetime Income Advantage were not available.

Death Benefits Paid on Death of Annuitant.

Contracts issued between May 1, 1998 and May 1, 2004

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85:

If the Annuitant dies before age 90 (or the contract’s 10th Contract Anniversary, if later) and before annuity payments have started, the Death Benefit will be the greatest of:

(31) Through April 30, 2011, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses at 0.53%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(32) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(33) The advisor has voluntarily agreed to reimburse the Portfolio for all expenses, which resulted in the net expenses as reflected in the Total Annual Net Expenses column in the above table.  This reimbursement is voluntary and can be discontinued at any time.

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•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) received after that Contract Anniversary; or

•                  total contributions, minus any withdrawals (and associated charges); or

•                  your Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

If the Annuitant dies at or over age 90 (or after the contract’s 10th Contract Anniversary, if later), the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued after the Annuitant’s 86th birthday, the Death Benefit is your current Account Value.

Contracts issued between January 1, 1997 and April 30, 1998

For contracts issued before the Annuitant’s 80th birthday, the Death Benefit is the highest of:

•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•                  total contributions, minus subsequent withdrawals (and associated charges); or

•                  your Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order

For contracts issued after the Annuitant’s 80th birthday, the Death Benefit is your current Account Value.

For contracts issued between May 1, 1996 and December 31, 1996, the Death Benefit is the greatest of:

•                  your annuity value on the Business Day we receive due proof of death and the beneficiary’s election in good order;

•                  your highest annuity value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges); or

•                  your total contributions minus the sum of withdrawals (and associated charges)

For contracts issued between January 1, 1995 and April 30, 1996, the Death Benefit is the greatest of:

•                  your annuity value on the seventh Contract Anniversary plus subsequent contributions, minus subsequent withdrawals (and associated charges);

•                  your highest annuity value on any Contract Anniversary after the seventh Contract Anniversary plus subsequent contributions minus subsequent withdrawals (and associated charges) (this option is available in some states only if you elected it);

•                  total contributions minus the sum of withdrawals (and associated charges); or

•                  your annuity value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

For contracts issued before January 1, 1995, the amount of the Death Benefit is the greatest of:

•                  your annuity value on the Business Day we receive due proof of death and the beneficiary’s election in good order;

•                  the annuity value at the beginning of the seventh Contract Year plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•                  your total contributions minus the sum of withdrawals (and associated charges); or

•                  for Annuitants younger than 70 years old on the birthday nearest the Contract Date, an enhanced minimum Death Benefit, explained below.

The enhanced minimum Death Benefit is the same as the guaranteed Death Benefit, except that the guaranteed Death Benefit may not exceed the maximum guaranteed Death Benefit.

The guaranteed Death Benefit on your Contract Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed Death Benefit allocated to the Variable Investment Options by adding interest at an annual rate of 7% until the Contract Anniversary nearest the Annuitant’s 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Variable Account Options during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed Death Benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your contributions allocated to the Variable Account Options, including the

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amount of interest calculated on the values allocated to your Variable Account Options for purposes of determining the guaranteed Death Benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers.

Your maximum guaranteed Death Benefit is determined by totaling your contributions during your first five Contract Years, subtracting all withdrawals (and associated charges), multiplying the result by two, and then adding that to your total contributions made after the first five Contract Years.

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Appendix A

Financial Information for Separate Account II of Integrity (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issued after approximately May 1, 2007 (date varies by state): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2009	2008	2007	2006	Inception Date and Value

DWS Small Cap Index VIP, Class B (1259)
Unit value at beginning of period	$5.98	$9.25	$10.00	—	$10.00
Unit value at end of period	$7.44	$5.98	$9.25
Units outstanding at end of period	56,321	32,714	4,115		5-1-07

Columbia VIT Mid Cap Value, Class B (1430)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.94
Units outstanding at end of period	752				5-2-09

Columbia VIT Small Cap Value, Class B (1429)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.50
Units outstanding at end of period	1,302				5-2-09

Fidelity VIP Asset Manager, Service Class 2 (1232)
Unit value at beginning of period	$7.48	$10.68	$10.00	—	$10.00
Unit value at end of period	$9.48	$7.48	$10.68
Units outstanding at end of period	28,276	15,515	4,885		5-1-07

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	2009	2008	2007	2006	Inception Date and Value

Fidelity VIP Balanced, Service Class 2 (1241)
Unit value at beginning of period	$6.44	$9.93	$10.00	—	$10.00
Unit value at end of period	$8.77	$6.44	$9.93
Units outstanding at end of period	50,517	31,487	6,018		5-1-07

Fidelity VIP Contrafund, Service Class 2 (1239)
Unit value at beginning of period	$6.08	$10.78	$10.00	—	$10.00
Unit value at end of period	$8.11	$6.08	$10.78
Units outstanding at end of period	323,641	273,175	79,034		5-1-07

Fidelity VIP Disciplined Small Cap, Service Class 2 (1247)
Unit value at beginning of period	$5.89	$9.05	$10.00	—	$10.00
Unit value at end of period	$7.07	$5.89	$9.05
Units outstanding at end of period	13,297	2,298	0		5-1-07

Fidelity VIP Equity Income, Service Class 2 (1237)
Unit value at beginning of period	$5.15	$9.15	$10.00	—	$10.00
Unit value at end of period	$6.59	$5.15	$9.15
Units outstanding at end of period	103,859	66,457	15,158		5-1-07

Fidelity VIP Freedom 2010, Service Class 2 (1248)
Unit value at beginning of period	$7.47	$10.15	$10.00	—	$10.00
Unit value at end of period	$9.12	$7.47	$10.15
Units outstanding at end of period	57,813	30,212	3,261		5-1-07

Fidelity VIP Freedom 2015, Service Class 2 (1249)
Unit value at beginning of period	$7.26	$10.14	$10.00	—	$10.00
Unit value at end of period	$8.94	$7.26	$10.14
Units outstanding at end of period	126,647	66,206	4,831		5-1-07

P5I - 68

	2009	2008	2007	2006	Inception Date and Value

Fidelity VIP Freedom 2020, Service Class 2 (1251)
Unit value at beginning of period	$6.70	$10.13	$10.00	—	$10.00
Unit value at end of period	$8.48	$6.70	$10.13
Units outstanding at end of period	156,211	60,855	7,241		5-1-07

Fidelity VIP Freedom 2025, Service Class 2 (1252)
Unit value at beginning of period	$6.54	$10.13	$10.00	—	$10.00
Unit value at end of period	$8.36	$6.54	$10.13
Units outstanding at end of period	85,671	113,985	51,758		5-1-07

Fidelity VIP Freedom 2030, Service Class 2 (1253)
Unit value at beginning of period	$6.16	$10.12	$10.00	—	$10.00
Unit value at end of period	$7.96	$6.16	$10.12
Units outstanding at end of period	24,808	3,230	182		5-1-07

Fidelity VIP Growth, Service Class 2 (1238)
Unit value at beginning of period	$6.00	$11.56	$10.00	—	$10.00
Unit value at end of period	$7.56	$6.00	$11.56
Units outstanding at end of period	22,735	8,492	2,427		5-1-07

Fidelity VIP High Income, Service Class 2 (1218)
Unit value at beginning of period	$7.17	$9.73	$10.00	—	$10.00
Unit value at end of period	$10.13	$7.17	$9.73
Units outstanding at end of period	54,803	26,633	8,616		5-1-07

Fidelity VIP Index 500, Service Class 2 (1240)
Unit value at beginning of period	$5.97	$9.65	$10.00	—	$10.00
Unit value at end of period	$7.42	$5.97	$9.65
Units outstanding at end of period	100,119	88,886	8,533		5-1-07

P5I - 69

	2009	2008	2007	2006	Inception Date and Value

Fidelity VIP Investment Grade Bond, Service Class 2 (1219)
Unit value at beginning of period	$9.66	$10.16	$10.00	—	$10.00
Unit value at end of period	$10.98	$9.66	$10.16
Units outstanding at end of period	134,670	66,013	25,296		5-1-07

Fidelity VIP Mid Cap, Service Class 2 (1244)
Unit value at beginning of period	$6.19	$10.41	$10.00	—	$10.00
Unit value at end of period	$8.52	$6.19	$10.41
Units outstanding at end of period	173,502	72,962	57,677		5-1-07

Fidelity VIP Overseas, Service Class 2 (1220)
Unit value at beginning of period	$5.73	$10.38	$10.00	—	$10.00
Unit value at end of period	$7.12	$5.73	$10.38
Units outstanding at end of period	72,162	42,509	12,072		5-1-07

FTVIPT Franklin Growth & Income Securities, Class 2 (1215)
Unit value at beginning of period	$5.60	$8.77	$10.00	—	$10.00
Unit value at end of period	$6.98	$5.60	$8.77
Units outstanding at end of period	49,106	39,352	7,908		5-1-07

FTVIPT Franklin Income Securities, Class 2 (1216)
Unit value at beginning of period	$6.62	$9.56	$10.00	—	$10.00
Unit value at end of period	$8.84	$6.62	$9.56
Units outstanding at end of period	242,280	122,426	85,114		5-1-07

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1211)
Unit value at beginning of period	$6.17	$9.58	$10.00	—	$10.00
Unit value at end of period	$7.88	$6.17	$9.58
Units outstanding at end of period	20,993	23,842	6,202		5-1-07

P5I - 70

	2009	2008	2007	2006	Inception Date and Value

FTVIPT Franklin Small Cap Value Securities, Class 2 (1217)
Unit value at beginning of period	$5.83	$8.85	$10.00	—	$10.00
Unit value at end of period	$7.42	$5.83	$8.85
Units outstanding at end of period	22,511	15,592	2,892		5-1-07

FTVIPT Mutual Shares Securities, Class 2 (1214)
Unit value at beginning of period	$5.83	$9.42	$10.00	—	$10.00
Unit value at end of period	$7.24	$5.83	$9.42
Units outstanding at end of period	119,851	77,032	63,444		5-1-07

FTVIPT Templeton Foreign Securities, Class 2 (1210)
Unit value at beginning of period	$6.16	$10.49	$10.00	—	$10.00
Unit value at end of period	$8.31	$6.16	$10.49
Units outstanding at end of period	57,610	41,313	13,834		5-1-07

FTVIPT Templeton Growth Securities, Class 2 (1213)
Unit value at beginning of period	$5.41	$9.53	$10.00	—	$10.00
Unit value at end of period	$6.99	$5.41	$9.53
Units outstanding at end of period	405,142	65,706	30,697		5-1-07

PIMCO VIT All Asset, Advisor Class (1405)
Unit value at beginning of period	$8.28	$10.00	—	—	$10.00
Unit value at end of period	$9.90	$8.28
Units outstanding at end of period	13,622	1,157			2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404)
Unit value at beginning of period	$4.79	$10.00	—	—	$10.00
Unit value at end of period	$6.68	$4.79
Units outstanding at end of period	103,906	62,473			2-25-08

P5I - 71

	2009	2008	2007	2006	Inception Date and Value

PIMCO VIT Low Duration, Advisor Class (1402)
Unit value at beginning of period	$9.65	$10.00	—	—	$10.00
Unit value at end of period	$10.76	$9.65
Units outstanding at end of period	13,089	4,160			2-25-08

PIMCO VIT Real Return, Advisor Class (1403)
Unit value at beginning of period	$8.90	$10.00	—	—	$10.00
Unit value at end of period	$10.36	$8.90
Units outstanding at end of period	25,473	17,639			2-25-08

PIMCO VIT Total Return, Advisor Class (1401)
Unit value at beginning of period	$10.14	$10.00	—	—	$10.00
Unit value at end of period	$11.37	$10.14
Units outstanding at end of period	375,943	104,100			2-25-08

Rydex|SGI VT All-Cap Opportunity (1406)
Unit value at beginning of period	$6.64	$10.00	—	—	$10.00
Unit value at end of period	$8.32	$6.64
Units outstanding at end of period	36,427	25,629			2-25-08

Rydex|SGI VT Alternative Strategies Allocation (1427)
Unit value at beginning of period	$9.90	$10.00	—	—	$10.00
Unit value at end of period	$9.83	$9.90
Units outstanding at end of period	4,305	0			11-24-08

Rydex|SGI VT Managed Futures Strategy (1428)
Unit value at beginning of period	$9.51	$10.00	—	—	$10.00
Unit value at end of period	$8.98	$9.51
Units outstanding at end of period	14,569	0			11-24-08

P5I - 72

	2009	2008	2007	2006	Inception Date and Value

Rydex|SGI VT Multi-Hedge Strategies (1407)
Unit value at beginning of period	$8.39	$10.00	—	—	$10.00
Unit value at end of period	$7.99	$8.39
Units outstanding at end of period	20,624	6,149			2-25-08

Touchstone VST Baron Small Cap Growth (1270)
Unit value at beginning of period	$6.32	$9.68	$10.00	—	$10.00
Unit value at end of period	$8.27	$6.32	$9.68
Units outstanding at end of period	67,333	26,190	7,664		5-1-07

Touchstone VST Core Bond (1261)
Unit value at beginning of period	$9.82	$10.31	$10.00	—	$10.00
Unit value at end of period	$11.11	$9.82	$10.31
Units outstanding at end of period	35,887	22,678	10,482		5-1-07

Touchstone VST High Yield (1265)
Unit value at beginning of period	$7.22	$9.67	$10.00	—	$10.00
Unit value at end of period	$10.42	$7.22	$9.67
Units outstanding at end of period	472,838	122,300	3,660		5-1-07

Touchstone VST Large Cap Core Equity (1266)
Unit value at beginning of period	$6.04	$9.47	$10.00	—	$10.00
Unit value at end of period	$7.38	$6.04	$9.47
Units outstanding at end of period	218,089	24,368	2,890		5-1-07

Touchstone VST Mid Cap Growth (1262)
Unit value at beginning of period	$6.04	$10.18	$10.00	—	$10.00
Unit value at end of period	$8.27	$6.04	$10.18
Units outstanding at end of period	91,834	62,906	19,065		5-1-07

Touchstone VST Money Market (1207)
Unit value at beginning of period	—	—	—	—	$10.00

P5I - 73

	2009	2008	2007	2006	Inception Date and Value

Unit value at end of period	$9.93
Units outstanding at end of period	222,922				4-27-09

Touchstone VST Third Avenue Value (1269)
Unit value at beginning of period	$5.44	$8.98	$10.00	—	$10.00
Unit value at end of period	$7.03	$5.44	$8.98
Units outstanding at end of period	136,629	100,514	25,743		5-1-07

Touchstone VST Aggressive ETF (1224)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.61
Units outstanding at end of period	71,971				4-27-09

Touchstone VST Conservative ETF (1223)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$11.26
Units outstanding at end of period	83,475				4-27-09

Touchstone VST Enhanced ETF (1225)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.60
Units outstanding at end of period	20,488				4-27-09

Touchstone VST Moderate ETF (1222)
Unit value at beginning of period	$8.04	$10.00	—	—	$10.00
Unit value at end of period	$9.30	$8.04
Units outstanding at end of period	242,597	7,562			4-25-08

Touchstone VST Aggressive ETF—Guaranteed Return Plus Option (1231)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.55
Units outstanding at end of period	47,914				4-27-09

P5I - 74

	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Conservative ETF — Guaranteed Return Plus Option (1229)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$11.21
Units outstanding at end of period	47,773				4-27-09

Touchstone VST Moderate ETF — Guaranteed Return Plus Option (1230)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$11.94
Units outstanding at end of period	90,072				4-27-09

Van Kampen LIT Comstock, Class II (1209)
Unit value at beginning of period	$5.65	$8.93	$10.00	—	$10.00
Unit value at end of period	$7.14	$5.65	$8.93
Units outstanding at end of period	20,340	8,908	2,670		5-1-07

Van Kampen LIT Capital Growth, Class II (1208)
Unit value at beginning of period	$5.37	$10.73	$10.00	—	$10.00
Unit value at end of period	$8.76	$5.37	$10.73
Units outstanding at end of period	17,332	1,036	456		5-1-07

Van Kampen’s UIF Emerging Markets Debt, Class II (1256)
Unit value at beginning of period	$8.46	$10.10	$10.00	—	$10.00
Unit value at end of period	$10.83	$8.46	$10.10
Units outstanding at end of period	21,404	19,337	8,736		5-1-07

Van Kampen’s UIF Emerging Markets Equity, Class II (1258)
Unit value at beginning of period	$5.29	$12.42	$10.00	—	$10.00
Unit value at end of period	$8.86	$5.29	$12.42
Units outstanding at end of period	76,982	66,383	13,739		5-1-07

P5I - 75

	2009	2008	2007	2006	Inception Date and Value

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1221)
Unit value at beginning of period	$6.09	$10.00	—	—	$10.00
Unit value at end of period	$8.35	$6.09
Units outstanding at end of period	10,212	680			5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (1254)
Unit value at beginning of period	$5.01	$8.22	$10.00	—	$10.00
Unit value at end of period	$6.34	$5.01	$8.22
Units outstanding at end of period	83,260	51,692	14,035		5-1-07

P5I - 76

Financial Information for Separate Account II of Integrity (Pinnacle IV)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle IV contracts with a mortality and expense risk charge of 1.45% issued between July 16, 2001 and May 1, 2007 (dates vary by state): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

DWS Small Cap Index VIP, Class A (254) (1)
Unit value at beginning of period	$9.84	$15.15	$15.68	$13.54	$13.17	$11.35	$7.87	$10.05	$10.00	—	$10.00
Unit value at end of period	$12.27	$9.84	$15.15	$15.68	$13.54	$13.17	$11.35	$7.87	$10.05
Units outstanding at end of period	7,767	7,945	9,116	12,554	14,397	21,250	23,855	22,298	2,706

DWS Small Cap Index VIP, Class B (284)
Unit value at beginning of period	$9.37	$14.48	$15.01	$13.00	$12.68	$10.96	$7.61	$10.00	—	—	$10.00
Unit value at end of period	$11.66	$9.37	$14.48	$15.01	$13.00	$12.68	$10.96	$7.61
Units outstanding at end of period	33,380	36,350	31,306	38,787	45,071	75,214	87,223	1,993

Columbia VIT Mid Cap Value, Class B (1426)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.95
Units outstanding at end of period	918										5-2-09

Columbia VIT Small Cap Value, Class B (1425)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.51
Units outstanding at end of period	922										5-2-09

Fidelity VIP Asset Manager, Service Class 2 (232)
Unit value at beginning of period	$8.90	$12.70	$11.19	$10.60	$10.36	$10.00	—	—	—	—	$10.00

P5I - 77

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Unit value at end of period	$11.29	$8.90	$12.70	$11.19	$10.60	$10.36
Units outstanding at end of period	18,139	28,798	108,846	24,312	20,867	10,421

Fidelity VIP Balanced, Service Class 2 (214)
Unit value at beginning of period	$9.20	$14.18	$13.23	$12.04	$11.58	$11.17	$10.00	—	—	—	$10.00
Unit value at end of period	$12.54	$9.20	$14.18	$13.23	$12.04	$11.58	$11.17
Units outstanding at end of period	90,465	98,433	121,755	87,376	79,635	69,254	10,517

Fidelity VIP Contrafund, Service Class 2 (239)
Unit value at beginning of period	$10.22	$18.09	$15.65	$14.25	$12.40	$10.92	$8.65	$9.71	$10.00	—	$10.00
Unit value at end of period	$13.64	$10.22	$18.09	$15.65	$14.25	$12.40	$10.92	$8.65	$9.71
Units outstanding at end of period	678,811	1,034,951	1,028,978	1,042,041	680,077	540,747	329,238	181,656	48,780

Fidelity VIP Disciplined Small Cap, Service Class 2 (1298)
Unit value at beginning of period	$5.86	$9.00	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.04	$5.86	$9.00
Units outstanding at end of period	40,273	40,076	46,478								4-27-07

Fidelity VIP Equity-Income, Service Class 2 (237)
Unit value at beginning of period	$7.65	$13.57	$13.59	$11.50	$11.05	$10.08	$7.87	$9.64	$10.00	—	$10.00
Unit value at end of period	$9.79	$7.65	$13.57	$13.59	$11.50	$11.05	$10.08	$7.87	$9.64
Units outstanding at end of period	229,942	293,013	345,051	380,396	738,896	751,530	556,770	347,235	89,239

Fidelity VIP Freedom 2010, Service Class 2 (1283)
Unit value at beginning of period	$7.54	$10.23	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.21	$7.54	$10.23
Units outstanding at end of period	15,417	23,118	0								4-30-07

P5I - 78

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Fidelity VIP Freedom 2015, Service Class 2 (1284)
Unit value at beginning of period	$7.34	$10.24	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.04	$7.34	$10.24
Units outstanding at end of period	1,614	355	0								4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1285)
Unit value at beginning of period	$6.79	$10.25	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.60	$6.79	$10.25
Units outstanding at end of period	22,796	22,436	4,439								4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1286)
Unit value at beginning of period	$6.63	$10.25	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.48	$6.63	$10.25
Units outstanding at end of period	2,298	2,304	0								4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1287)
Unit value at beginning of period	$6.25	$10.26	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.08	$6.25	$10.26
Units outstanding at end of period	2,324	3,855	0								4-30-07

Fidelity VIP Growth, Service Class 2 (238)
Unit value at beginning of period	$6.08	$11.71	$9.38	$8.93	$8.59	$8.45	$6.47	$9.42	$10.00	—	$10.00
Unit value at end of period	$7.66	$6.08	$11.71	$9.38	$8.93	$8.59	$8.45	$6.47	$9.42
Units outstanding at end of period	144,832	183,328	261,388	216,974	446,998	365,952	362,460	121,212	40,739

Fidelity VIP High Income, Service Class 2 (286)
Unit value at beginning of period	$10.18	$13.80	$13.66	$12.48	$12.38	$11.49	$10.00	—	—	—	$10.00
Unit value at end of period	$14.40	$10.18	$13.80	$13.66	$12.48	$12.38	$11.49
Units outstanding at end of period	117,703	104,370	79,039	136,410	95,381	190,138	274,622

P5I - 79

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Fidelity VIP Index 500, Service Class 2 (1291)
Unit value at beginning of period	$6.09	$9.84	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.59	$6.09	$9.84
Units outstanding at end of period	425,327	509,175	422,897								4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (408)
Unit value at beginning of period	$10.38	$10.91	$10.64	$10.36	$10.32	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.81	$10.38	$10.91	$10.64	$10.36	$10.32
Units outstanding at end of period	402,867	354,712	318,746	108,388	77,215	17,787

Fidelity VIP Mid Cap, Service Class 2 (242)
Unit value at beginning of period	$13.24	$22.24	$19.57	$17.67	$15.19	$12.36	$9.07	$10.23	$10.00	—	$10.00
Unit value at end of period	$18.23	$13.24	$22.24	$19.57	$17.67	$15.19	$12.36	$9.07	$10.23
Units outstanding at end of period	418,986	351,691	687,556	665,105	452,006	397,893	312,716	209,207	39,530

Fidelity VIP Overseas, Service Class 2 (409)
Unit value at beginning of period	$9.57	$17.34	$15.03	$12.95	$11.06	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.91	$9.57	$17.34	$15.03	$12.95	$11.06
Units outstanding at end of period	97,441	177,976	297,246	90,264	20,469	5,234

FTVIPT Franklin Growth & Income Securities, Class 2 (216)
Unit value at beginning of period	$9.10	$14.24	$15.01	$13.05	$12.79	$11.73	$10.00	—	—	—	$10.00
Unit value at end of period	$11.35	$9.10	$14.24	$15.01	$13.05	$12.79	$11.73
Units outstanding at end of period	243,275	298,143	394,457	93,147	93,656	89,108	56,286

FTVIPT Franklin Income Securities, Class 2 (215)
Unit value at beginning of period	$11.67	$16.83	$16.46	$14.13	$14.11	$12.58	$10.00	—	—	—	$10.00
Unit value at end of period	$15.59	$11.67	$16.83	$16.46	$14.13	$14.11	$12.58
Units outstanding at end of period	532,723	446,327	903,176	826,981	461,086	362,610	208,303

P5I - 80

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value
FTVIPT Franklin Large Cap Growth Securities, Class 2 (217)
Unit value at beginning of period	$9.30	$14.41	$13.76	$12.59	$12.64	$11.89	$10.00	—	—	—	$10.00
Unit value at end of period	$11.89	$9.30	$14.41	$13.76	$12.59	$12.64	$11.89
Units outstanding at end of period	61,571	59,659	64,017	73,919	85,891	68,991	24,231

FTVIPT Franklin Small Cap Value Securities, Class 2 (1288)
Unit value at beginning of period	$5.86	$8.88	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.46	$5.86	$8.88
Units outstanding at end of period	8,895	5,247	1,603								4-30-07

FTVIPT Mutual Shares Securities, Class 2 (219)
Unit value at beginning of period	$10.79	$17.42	$17.08	$14.64	$13.44	$12.10	$10.00	—	—	—	$10.00
Unit value at end of period	$13.41	$10.79	$17.42	$17.08	$14.64	$13.44	$12.10
Units outstanding at end of period	193,761	292,251	668,347	320,805	232,478	148,509	69,557

FTVIPT Templeton Foreign Securities, Class 2 (218)
Unit value at beginning of period	$12.74	$21.68	$19.06	$15.92	$14.66	$12.55	$10.00	—	—	—	$10.00
Unit value at end of period	$17.20	$12.74	$21.68	$19.06	$15.92	$14.66	$12.55
Units outstanding at end of period	108,595	127,796	179,478	160,397	153,586	80,323	26,269

FTVIPT Templeton Growth Securities, Class 2 (220)
Unit value at beginning of period	$10.50	$18.47	$18.31	$15.25	$14.22	$12.43	$10.00	—	—	—	$10.00
Unit value at end of period	$13.56	$10.50	$18.47	$18.31	$15.25	$14.22	$12.43
Units outstanding at end of period	282,639	126,244	250,627	527,334	129,680	104,979	37,346

P5I - 81

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

PIMCO VIT All Asset, Advisor Class (1419)
Unit value at beginning of period	$8.29	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.92	$8.29
Units outstanding at end of period	16,311	3,548									2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1418)
Unit value at beginning of period	$4.79	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.69	$4.79
Units outstanding at end of period	117,690	79,997									2-25-08

PIMCO VIT Low Duration, Advisor Class (1416)
Unit value at beginning of period	$9.66	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.78	$9.66
Units outstanding at end of period	25,504	18,476									2-25-08

PIMCO VIT Real Return, Advisor Class (1417)
Unit value at beginning of period	$8.90	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.38	$8.90
Units outstanding at end of period	75,572	63,656									2-25-08

PIMCO VIT Total Return, Advisor Class (1415)
Unit value at beginning of period	$10.14	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.39	$10.14
Units outstanding at end of period	331,821	429,240									2-25-08

Rydex|SGI VT All-Cap Opportunity (1420)
Unit value at beginning of period	$6.65	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.34	$6.65
Units outstanding at end of period	18,045	19,464									2-25-08

P5I - 82

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Rydex|SGI VT Alternative Strategies Allocation (1423)
Unit value at beginning of period	$9.90	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.84	$9.90
Units outstanding at end of period	8,785	1,303									11-24-08

Rydex|SGI VT Managed Futures Strategy (1424)
Unit value at beginning of period	$9.51	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.99	$9.51
Units outstanding at end of period	16,330	4,847									11-24-08

Rydex|SGI VT Multi-Hedge Strategies (1421)
Unit value at beginning of period	$8.40	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.00	$8.40
Units outstanding at end of period	20,404	9,003									2-25-08

Touchstone VST Baron Small Cap Growth (246)
Unit value at beginning of period	$11.50	$17.58	$17.36	$14.90	$14.04	$11.14	$8.47	$10.00	—	—	$10.00
Unit value at end of period	$15.06	$11.50	$17.58	$17.36	$14.90	$14.04	$11.14	$8.47
Units outstanding at end of period	176,152	95,880	137,300	168,193	191,511	154,482	103,621	72,718

Touchstone VST Core Bond (292)
Unit value at beginning of period	$11.07	$11.61	$11.17	$10.89	$10.87	$10.68	$10.47	$10.00	—	—	$10.00
Unit value at end of period	$12.53	$11.07	$11.61	$11.17	$10.89	$10.87	$10.68	$10.47
Units outstanding at end of period	84,792	93,855	138,926	136,349	128,106	97,024	57,926	6,674

Touchstone VST Mid Cap Growth (288)
Unit value at beginning of period	$10.72	$18.03	$15.99	$13.97	$12.29	$11.13	$7.67	$10.00	—	—	$10.00
Unit value at end of period	$14.68	$10.72	$18.03	$15.99	$13.97	$12.29	$11.13	$7.67
Units outstanding at end of period	136,121	143,607	217,697	111,045	106,474	112,887	66,114	756

P5I - 83

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Touchstone VST High Yield (289)
Unit value at beginning of period	$10.42	$13.95	$13.90	$13.08	$12.85	$11.90	$9.74	$10.00	—	—	$10.00
Unit value at end of period	$15.06	$10.42	$13.95	$13.90	$13.08	$12.85	$11.90	$9.74
Units outstanding at end of period	436,630	338,515	150,215	389,140	236,776	384,963	124,089	133,376

Touchstone VST Large Cap Core Equity (291)
Unit value at beginning of period	$8.70	$13.62	$13.12	$10.52	$11.01	$10.62	$8.17	$10.00	—	—	$10.00
Unit value at end of period	$10.63	$8.70	$13.62	$13.12	$10.52	$11.01	$10.62	$8.17
Units outstanding at end of period	516,112	203,281	137,990	152,979	155,170	167,840	136,184	0

Touchstone VST Money Market (295)
Unit value at beginning of period	$10.99	$10.83	$10.45	$10.11	$9.94	$9.95	$10.00	$10.00	—	—	$10.00
Unit value at end of period	$10.93	$10.99	$10.83	$10.45	$10.11	$9.94	$9.95	$10.00
Units outstanding at end of period	631,407	254	273	450	451	451	813	73,911

Touchstone VST Third Avenue Value (244)
Unit value at beginning of period	$10.73	$17.71	$18.30	$16.02	$13.85	$11.16	$8.08	$9.93	$10.00	—	$10.00
Unit value at end of period	$13.90	$10.73	$17.71	$18.30	$16.02	$13.85	$11.16	$8.08	$9.93
Units outstanding at end of period	391,354	491,514	771,079	734,191	728,452	586,207	428,861	311,194	57,286

Touchstone VST Aggressive ETF (1203)
Unit value at beginning of period	$8.57	$12.27	$11.85	$10.59	$10.27	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.28	$8.57	$12.27	$11.85	$10.59	$10.27
Units outstanding at end of period	158,134	44,838	71,660	75,838	78,428	6,522

P5I - 84

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Touchstone VST Conservative ETF (1201)
Unit value at beginning of period	$10.25	$11.49	$11.03	$10.34	$10.16	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.29	$10.25	$11.49	$11.03	$10.34	$10.16
Units outstanding at end of period	238,110	142,045	156,772	170,570	150,672	0

Touchstone VST Enhanced ETF (1204)
Unit value at beginning of period	$8.64	$12.79	$12.47	$10.97	$10.50	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.41	$8.64	$12.79	$12.47	$10.97	$10.50
Units outstanding at end of period	105,615	120,671	143,379	174,757	101,636	3,643

Touchstone VST Moderate ETF (1202)
Unit value at beginning of period	$9.35	$11.91	$11.48	$10.50	$10.25	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.82	$9.35	$11.91	$11.48	$10.50	$10.25
Units outstanding at end of period	417,617	220,039	168,365	207,102	190,972	3,841

Touchstone VST Aggressive ETF Guaranteed Return Plus Option (1228)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.56
Units outstanding at end of period	45,719										4-27-09

Touchstone VST Conservative ETF — Guaranteed Return Plus Option (1226)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.22
Units outstanding at end of period	58,548										4-27-09

P5I - 85

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Touchstone VST Moderate ETF — Guaranteed Return Plus Option (1227)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.95
Units outstanding at end of period	94,067										4-27-09

Van Kampen LIT Comstock, Class II (208)
Unit value at beginning of period	$10.12	$16.00	$16.63	$14.54	$14.17	$12.24	$10.00	—	—	—	$10.00
Unit value at end of period	$12.81	$10.12	$16.00	$16.63	$14.54	$14.17	$12.24
Units outstanding at end of period	44,369	56,376	71,849	89,764	107,217	81,001	20,908

Van Kampen LIT Capital Growth, Class II (209)
Unit value at beginning of period	$7.75	$15.46	$13.45	$13.30	$12.54	$11.92	$10.00	—	—	—	$10.00
Unit value at end of period	$12.66	$7.75	$15.46	$13.45	$13.30	$12.54	$11.92
Units outstanding at end of period	27,973	19,595	18,635	27,453	31,560	31,296	3,144

Van Kampen’s UIF Emerging Markets Debt, Class II (1289)
Unit value at beginning of period	$8.52	$10.17	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.92	$8.52	$10.17
Units outstanding at end of period	92,319	99,937	100,383								4-28-07

Van Kampen’s UIF Emerging Markets Equity, Class II (210)
Unit value at beginning of period	$18.32	$42.98	$31.05	$22.97	$17.42	$14.37	$10.00	—	—	—	$10.00
Unit value at end of period	$30.72	$18.32	$42.98	$31.05	$22.97	$17.42	$14.37
Units outstanding at end of period	70,811	66,255	108,300	81,270	65,905	60,000	19,728

P5I - 86

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1206)
Unit value at beginning of period	$6.10	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.36	$6.10
Units outstanding at end of period	195	0									5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (1299)
Unit value at beginning of period	$4.70	$7.70	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.95	$4.70	$7.70
Units outstanding at end of period	188,478	191,827	185,458								4-28-07

(1) Only available in certain contracts.

P5I - 87

Financial Information for Separate Account II of Integrity (Pinnacle I, II & III)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle I, II and III contracts with a mortality and expense risk charge of 1.35%, which are currently being issued in Oregon and were issued in all other states prior to approximately May 1, 2004 (date varies by state):  Unit Values at inception; the number of units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

DWS Small Cap Index VIP, Class A (452)
Unit value at beginning of period	$10.16	$15.64	$16.16	$13.94	$13.55	$11.67	$8.08	$10.31	$10.24	$10.80	$10.00
Unit value at end of period	$12.69	$10.16	$15.64	$16.16	$13.94	$13.55	$11.67	$8.08	$10.31	$10.24
Units outstanding at end of period	69,120	80,486	104,947	137,526	251,072	389,511	461,729	425,605	491,217	528,324

Columbia VIT Mid Cap Value, Class B (081)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.95
Units outstanding at end of period	0										5-2-09

Columbia VIT Small Cap Value, Class B (080)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.52
Units outstanding at end of period	637										5-2-09

Fidelity VIP Asset Manager, Service Class 2 (402)
Unit value at beginning of period	$8.94	$12.75	$11.22	$10.62	$10.37	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.36	$8.94	$12.75	$11.22	$10.62	$10.37
Units outstanding at end of period	5,725	10,079	44,486	1,522	24,002	0

Fidelity VIP Balanced, Service Class 2 (403)
Unit value at beginning of period	$8.38	$12.90	$12.03	$10.93	$10.50	$10.00	—	—	—	—	$10.00

P5I - 88

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Unit value at end of period	$11.43	$8.38	$12.90	$12.03	$10.93	$10.50
Units outstanding at end of period	33,924	24,459	42,556	36,736	36,541	49,805

Fidelity VIP Contrafund, Initial Class (442)
Unit value at beginning of period	$13.17	$23.22	$20.01	$18.16	$15.74	$13.82	$10.90	$12.19	$14.08	$15.29	$10.00
Unit value at end of period	$17.63	$13.17	$23.22	$20.01	$18.16	$15.74	$13.82	$10.90	$12.19	$14.08
Units outstanding at end of period	450,755	565,617	689,112	916,926	1,201,431	1,260,440	1,298,178	1,425,302	1,519,016	1,735,357

Fidelity VIP Disciplined Small Cap, Service Class 2 (045)
Unit value at beginning of period	$5.87	$9.01	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.06	$5.87	$9.01
Units outstanding at end of period	36,924	42,208	62,415								4-30-07

Fidelity VIP Equity-Income, Initial Class (444)
Unit value at beginning of period	$9.48	$16.76	$16.73	$14.11	$13.51	$12.28	$9.55	$11.66	$12.43	$11.62	$10.00
Unit value at end of period	$12.17	$9.48	$16.76	$16.73	$14.11	$13.51	$12.28	$9.55	$11.66	$12.43
Units outstanding at end of period	293,374	334,846	483,736	674,841	900,224	1,276,954	1,346,565	1,422,524	1,532,888	1,303,950

Fidelity VIP Freedom 2010, Service Class 2 (023)
Unit value at beginning of period	$7.55	$10.23	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.24	$7.55	$10.23
Units outstanding at end of period	190	1,886	592								4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (024)
Unit value at beginning of period	$7.35	$10.25	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.06	$7.35	$10.25
Units outstanding at end of period	414	5,718	0								4-30-07

P5I - 89

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Fidelity VIP Freedom 2020, Service Class 2 (025)
Unit value at beginning of period	$6.80	$10.26	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.62	$6.80	$10.26
Units outstanding at end of period	0	0	0								4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (026)
Unit value at beginning of period	$6.64	$10.26	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.51	$6.64	$10.26
Units outstanding at end of period	0	0	0								4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (027)
Unit value at beginning of period	$6.26	$10.27	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.11	$6.26	$10.27
Units outstanding at end of period	0	0	0								4-30-07

Fidelity VIP Growth, Service Class 2 (049)
Unit value at beginning of period	$6.09	$11.71	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.68	$6.09	$11.71
Units outstanding at end of period	24,559	34,363	48,449								4-27-07

Fidelity VIP High Income, Service Class 2 (405)
Unit value at beginning of period	$8.88	$12.02	$11.88	$10.85	$10.75	$10.00	—	—	—	—	$10.00
Unit value at end of period	$12.56	$8.88	$12.02	$11.88	$10.85	$10.75
Units outstanding at end of period	355,067	82,271	52,607	109,560	17,348	377,400

Fidelity VIP Index 500, Service Class 2 (029)
Unit value at beginning of period	$6.10	$9.85	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.61	$6.10	$9.85
Units outstanding at end of period	195,213	197,617	93,439								4-27-07

P5I - 90

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Fidelity VIP Investment Grade Bond, Service Class 2 (406)
Unit value at beginning of period	$10.43	$10.95	$10.67	$10.38	$10.33	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.88	$10.43	$10.95	$10.67	$10.38	$10.33
Units outstanding at end of period	214,213	261,948	282,377	75,137	98,143	58,076

Fidelity VIP Mid Cap, Service Class 2 (047)
Unit value at beginning of period	$6.26	$10.51	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.63	$6.26	$10.51
Units outstanding at end of period	101,030	121,836	167,498								4-27-07

Fidelity VIP Overseas, Service Class 2 (407)
Unit value at beginning of period	$9.62	$17.40	$15.07	$12.97	$11.07	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.98	$9.62	$17.40	$15.07	$12.97	$11.07
Units outstanding at end of period	66,042	106,754	152,931	48,216	23,441	4,618

FTVIPT Franklin Growth & Income Securities, Class 2 (044)
Unit value at beginning of period	$5.75	$8.98	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.18	$5.75	$8.98
Units outstanding at end of period	127,492	137,728	186,769								4-27-07

FTVIPT Franklin Income Securities, Class 1 (433)
Unit value at beginning of period	$11.93	$17.13	$16.69	$14.28	$14.22	$12.63	$10.00	—	—	—	$10.00
Unit value at end of period	$15.99	$11.93	$17.13	$16.69	$14.28	$14.22	$12.63
Units outstanding at end of period	667,111	823,693	1,180,867	1,467,377	1,913,947	2,225,251	2,619,202

FTVIPT Franklin Large Cap Growth Securities, Class 2 (435)
Unit value at beginning of period	$9.35	$14.48	$13.82	$12.63	$12.67	$11.90	$10.00	—	—	—	$10.00
Unit value at end of period	$11.97	$9.35	$14.48	$13.82	$12.63	$12.67	$11.90
Units outstanding at end of period	9,135	10,419	22,308	31,380	40,911	32,611	15,672

P5I - 91

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

FTVIPT Franklin Small Cap Value Securities, Class 2 (028)
Unit value at beginning of period	$5.87	$8.88	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.48	$5.87	$8.88
Units outstanding at end of period	9,719	25,923	630								4-30-07

FTVIPT Mutual Shares Securities, Class 2 (436)
Unit value at beginning of period	$10.86	$17.50	$17.15	$14.68	$13.46	$12.12	$10.00	—	—	—	$10.00
Unit value at end of period	$13.50	$10.86	$17.50	$17.15	$14.68	$13.46	$12.12
Units outstanding at end of period	113,974	139,591	222,552	281,299	277,130	155,623	147,344

FTVIPT Templeton Foreign Securities, Class 2 (439)
Unit value at beginning of period	$12.82	$21.79	$19.13	$15.97	$14.69	$12.57	$10.00	—	—	—	$10.00
Unit value at end of period	$17.33	$12.82	$21.79	$19.13	$15.97	$14.69	$12.57
Units outstanding at end of period	59,451	61,762	105,813	132,385	178,899	98,229	82,198

FTVIPT Templeton Growth Securities, Class 2 (437)
Unit value at beginning of period	$10.56	$18.56	$18.38	$15.30	$14.24	$12.45	$10.00	—	—	—	$10.00
Unit value at end of period	$13.66	$10.56	$18.56	$18.38	$15.30	$14.24	$12.45
Units outstanding at end of period	85,771	121,459	164,803	198,244	214,122	97,800	32,447

PIMCO VIT All Asset Portfolio, Advisor Class (050)
Unit value at beginning of period	$8.23	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.86	$8.23
Units outstanding at end of period	14,657	16,146									2-25-08

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (051)
Unit value at beginning of period	$4.76	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.65	$4.76
Units outstanding at end of period	18,353	9,732									2-25-08

P5I - 92

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

PIMCO VIT Low Duration Portfolio, Advisor Class (052)
Unit value at beginning of period	$9.70	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.83	$9.70
Units outstanding at end of period	21,858	3,040									2-25-08

PIMCO VIT Real Return, Advisor Class (053)
Unit value at beginning of period	$8.92	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.41	$8.92
Units outstanding at end of period	19,853	22,562									2-25-08

PIMCO VIT Total Return, Advisor Class (054)
Unit value at beginning of period	$10.01	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.25	$10.01
Units outstanding at end of period	133,450	34,839									2-25-08

Rydex|SGI VT All-Cap Opportunities (057)
Unit value at beginning of period	$6.47	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.12	$6.47
Units outstanding at end of period	2,116	1,322									2-25-08

Rydex|SGI VT Alternative Strategies Allocation Fund (046)
Unit value at beginning of period	$9.90	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.85	$9.90
Units outstanding at end of period	477	0									11-24-08

Rydex|SGI VT Managed Futures Strategy Fund (048)
Unit value at beginning of period	$9.51	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.00	$9.51
Units outstanding at end of period	8,835	0									11-24-08

P5I - 93

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Rydex|SGI VT Multi-Hedge Strategies (055)
Unit value at beginning of period	$8.29	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.91	$8.29
Units outstanding at end of period	1,501	1,296									2-25-08

Touchstone VST Baron Small Cap Growth (431)
Unit value at beginning of period	$20.79	$31.76	$31.33	$26.86	$25.28	$20.05	$15.23	$10.00	—	—	$10.00
Unit value at end of period	$27.26	$20.79	$31.76	$31.33	$26.86	$25.28	$20.05	$15.23
Units outstanding at end of period	71,116	77,455	100,219	133,758	185,632	185,980	203,229	236,032

Touchstone VST Core Bond (466)
Unit value at beginning of period	$11.14	$11.68	$11.22	$10.93	$10.90	$10.70	$10.48	$10.00	—	—	$10.00
Unit value at end of period	$12.63	$11.14	$11.68	$11.22	$10.93	$10.90	$10.70	$10.48
Units outstanding at end of period	67,124	86,988	106,759	83,827	109,727	109,117	163,286	184,869

Touchstone VST High Yield (463)
Unit value at beginning of period	$10.49	$14.03	$13.97	$13.12	$12.88	$11.92	$9.75	$10.00	—	—	$10.00
Unit value at end of period	$15.17	$10.49	$14.03	$13.97	$13.12	$12.88	$11.92	$9.75
Units outstanding at end of period	107,631	311,323	190,000	246,607	426,79	534,408	1,048,075	723,541

Touchstone VST Large Cap Core Equity (465)
Unit value at beginning of period	$8.75	$13.69	$13.18	$10.56	$11.04	$10.64	$8.18	—	—	—	$10.00
Unit value at end of period	$10.71	$8.75	$13.69	$13.18	$10.56	$11.04	$10.64
Units outstanding at end of period	762,444	917,474	494,720	634,670	1,078,127	1,355,134	1,681,322

Touchstone VST Mid Cap Growth (462)
Unit value at beginning of period	$10.79	$18.14	$16.07	$14.02	$12.32	$11.15	$7.67	$10.00	—	—	$10.00
Unit value at end of period	$14.79	$10.79	$18.14	$16.07	$14.02	$12.32	$11.15	$7.67
Units outstanding at end of period	49,862	59,707	105,395	57,079	73,516	98,578	85,135	39,566

P5I - 94

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Touchstone VST Money Market (469)
Unit value at beginning of period	$11.07	$10.89	$10.50	$10.14	$9.97	$9.97	$10.00	—	—	—	$10.00
Unit value at end of period	$11.01	$11.07	$10.89	$10.50	$10.14	$9.97	$9.97
Units outstanding at end of period	631,551	997,415	874,576	1,108,687	1,224,340	741,819	1,202,155

Touchstone VST Third Avenue Value (420)
Unit value at beginning of period	$32.24	$53.14	$54.86	$47.99	$41.43	$33.35	$24.11	$29.62	$26.06	$23.76	$10.00
Unit value at end of period	$41.79	$32.24	$53.14	$54.86	$47.99	$41.43	$33.35	$24.11	$29.62	$26.06
Units outstanding at end of period	188,735	233,437	334,782	407,462	571,704	656,051	741,076	780,658	934,887	620,186

Touchstone VST Aggressive ETF (498)
Unit value at beginning of period	$8.61	$12.31	$11.87	$10.60	$10.27	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.34	$8.61	$12.31	$11.87	$10.60	$10.27
Units outstanding at end of period	42,168	14,492	25,291	51,120	64,045	23,909

Touchstone VST Conservative ETF (400)
Unit value at beginning of period	$10.29	$11.53	$11.05	$10.36	$10.16	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.35	$10.29	$11.53	$11.05	$10.36	$10.16
Units outstanding at end of period	33,166	54,426	207,390	125,949	16,880	0

Touchstone VST Enhanced ETF (499)
Unit value at beginning of period	$8.68	$12.83	$12.50	$10.98	$10.50	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.46	$8.68	$12.83	$12.50	$10.98	$10.50
Units outstanding at end of period	51,982	169,138	357,124	446,813	268,034	193

Touchstone VST Moderate ETF (497)
Unit value at beginning of period	$9.39	$11.95	$11.51	$10.51	$10.25	—	—	—	—	—	$10.00
Unit value at end of period	$10.88	$9.39	$11.95	$11.51	$10.51	$10.25
Units outstanding at end of period	122,512	193,681	159,737	149,406	145,411	2,011

P5I - 95

											Inception
	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Date and Value

Van Kampen LIT Comstock, Class II (429)
Unit value at beginning of period	$10.18	$16.08	$16.69	$14.58	$14.20	$12.25	$10.00	—	—	—	$10.00
Unit value at end of period	$12.90	$10.18	$16.08	$16.69	$14.58	$14.20	$12.25
Units outstanding at end of period	19,249	27,830	44,705	63,602	89,197	62,173	32,215

Van Kampen LIT Capital Growth, Class II (459)
Unit value at beginning of period	$7.80	$15.54	$13.51	$13.34	$12.56	$11.93	$10.00	—	—	—	$10.00
Unit value at end of period	$12.75	$7.80	$15.54	$13.51	$13.34	$12.56	$11.93
Units outstanding at end of period	5,757	5,952	7,918	10,001	10,651	18,299	7,394

Van Kampen’s UIF Emerging Markets Debt, Class I (449)
Unit value at beginning of period	$15.64	$18.64	$17.74	$16.23	$14.65	$13.50	$10.70	$9.93	$9.14	$8.32	$10.00
Unit value at end of period	$20.09	$15.64	$18.64	$17.74	$16.23	$14.65	$13.50	$10.70	$9.93	$9.14
Units outstanding at end of period	131,963	49,900	68,372	79,903	124,599	147,431	199,349	201,513	150,281	192,477

Van Kampen’s UIF Emerging Markets Equity, Class II (494)
Unit value at beginning of period	$18.43	$43.19	$31.18	$23.04	$17.46	$14.39	$10.00	—	—	—	$10.00
Unit value at end of period	$30.93	$18.43	$43.19	$31.18	$23.04	$17.46	$14.39
Units outstanding at end of period	26,832	30,485	48,485	39,141	40,938	19,454	14,038

Van Kampen’s UIF U.S. Mid Cap Value, Class II (059)
Unit value at beginning of period	$6.10	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.37	$6.10
Units outstanding at end of period	0	23,440									5-1-08

Van Kampen’s UIF U.S. Real Estate, Class I (458)
Unit value at beginning of period	$16.88	$27.56	$33.68	$24.73	$21.42	$15.92	$11.73	$11.99	$11.07	$8.68	$10.00
Unit value at end of period	$21.38	$16.88	$27.56	$33.68	$24.73	$21.42	$15.92	$11.73	$11.99	$11.07
Units outstanding at end of period	63,451	76,505	113,160	189,675	247,351	322,320	331,092	376,700	339,600	238,338

P5I - 96

Appendix B

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•                  Contribution to a GRO -  $50,000

•                  Guarantee Period - 7 Years

•                  Withdrawal -  at the end of year three of the 7-year Guarantee Period

•                  No prior partial withdrawals or transfers

•                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.

After three years, the GRO value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula). If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased and at the time of the withdrawal, the current rate for the four-year Guarantee Period is 6.25%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the GRO Value:  -$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:

$54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

P5I - 97

$3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:  $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, we would first determine the Free Withdrawal Amount:

$5,788.13= $57,881.25 X 0.10

The amount subject to a 6% withdrawal charge (non-free amount) would be:  $14,211.88 = $20,000.00 - $5,788.13

The MVA, which is only applicable to the non-free amount, and which is subject to the 6% withdrawal charge, would be:

($783.91) = -0.0551589 X $14,211.88

The withdrawal charge would be:  $957.18 = [($14,211.88 (the non-free amount) + $783.91 (the negative MVA))/ (1 - 0.06) a factor used to calculate the 6% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself] - ($14,211.88+ $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$21,741.09 = $20,000.00 + $783.91+ $957.18

The value remaining in the GRO after the withdrawal would be:  $36,140.16 = $57,881.25 - $21,741.09

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased and at the time of the withdrawal, the current rate for four-year Guarantee Period is 4%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the value in the GRO:  $1,683.71 = .0290890 X $57,881.25

The Adjusted Account Value would be:

$59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

$3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:  $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

P5I - 98

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, the Free Withdrawal Amount and non-free amount would first be determined as above:

Free Amount = $5,788.13	Non-Free Amount = $14,211.88

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.88

The withdrawal charge would be:  $880.75 = [($14,211.88 (the non-free amount) - $413.41 (the positive MVA))/ (1 - 0.06) a factor used to calculate the 6% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself] - ($14,211.88 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$20,467.34 = $20,000.00 - $413.41 + $880.75

The value remaining in the GRO after the withdrawal would be:  $37,413.91 = $57,881.25 - $20,467.34

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges don’t apply to transfers.

P5I - 99

Appendix C

Parties to the Contract

Owner

•      Chooses parties to the contract.

•      Can change beneficiaries any time before death of owner or annuitant.

•      Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•      Responsible for any tax penalties for withdrawals taken before age 59½.

•      Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•      Must be a natural person.

•      The measuring life for the Annuity Benefit.

•      The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.

•      Has no rights under the contract.

Joint Owner (Optional)

•      Shares in all ownership rights with owner.

•      Will be co-payee on all withdrawals and annuity payments with the owner.

•      Both joint owners must execute all choices and changes to the contract.

•      If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary, unless that person is named separately as the “owner’s beneficiary.”

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•      Must be designated by the owner as owner’s beneficiary.

•      Must receive a Distribution on Death of owner if the Annuitant is still alive.

•      Responsible for taxes on distribution.

•      If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•      Must be designated by the owner as the Annuitant’s beneficiary.

•      Is entitled to the Death Benefit under the contract when the Annuitant dies.

•      Is generally responsible for paying any taxes due on the Death Benefit paid.

•      If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

P5I - 100

Appendix C — continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

The joint owner is not the owner’s beneficiary unless that person is named separately as the “owner’s beneficiary.”

P5I - 101

Appendix D

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step-Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 55; Spousal Annuitant’s age on date GLIA Rider is purchased = 52

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	52	$100,000	N/A		$0		$0		$104,500	$4,000	(C)	$104,000	(C)	$104,500	(D)	$104,500
2	56	53		N/A		$0		$0		$107,635	$4,000	(C)	$108,000	(C)	$107,635	(D)	$108,000
3	57	54		N/A		$0		$0		$111,940	$4,000	(C)	$112,000	(C)	$111,940	(D)	$112,000
4	58	55		N/A		$0		$0		$115,310	$4,000	(C)	$116,000	(C)	$115,310	(D)	$116,000
5	59	56		N/A		$0		$0		$113,004	$4,000	(C)	$120,000	(C)	$115,310		$120,000
6	60	57		N/A		$0		$0		$113,004	$4,000	(C)	$124,000	(C)	$115,310		$124,000
7	61	58		N/A		$0		$0		$108,483	$4,000	(C)	$128,000	(C)	$115,310		$128,000
8	62	59		N/A		$5,000	(E)	$5,784	(E)	$105,653	$0		$122,216	(E)	$109,526	(E)	$122,216
9	63	60		$4,889	(F)	$4,889		$0		$100,764	$0		$122,216		$109,526		$122,216

P5I - 102

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions		LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus	Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
10	64	61	$10,000	(G)	$5,289	(G)	$5,289		$0		$103,261	$0	$132,216	(G)	$119,526	(G)	$132,216
11	65	62			$5,289		$5,289		$0		$99,005	$0	$132,216		$119,526		$132,216
12	66	63			$5,289		$5,289		$0		$89,756	$0	$132,216		$119,526		$132,216
13	67	64			$5,289		$5,289		$0		$86,262	$0	$132,216		$119,526		$132,216
14	68	65			$5,289		$6,065	(H)	$1,254	(H)	$81,060	$0	$130,962	(H)	$118,272	(H)	$130,962
15	69	66			$5,238	(H)	$5,238		$0		$76,632	$0	$130,962		$118,272		$130,962
16	70	67			$5,238		$5,238		$0		$74,459	$0	$130,962		$118,272		$130,962
17	71	68			$5,238		$5,238		$0		$69,965	$0	$130,962		$118,272		$130,962
18	72	69			$5,238		$5,238		$0		$63,327	$0	$130,962		$118,272		$130,962
19	73	70			$5,238		$5,238		$0		$54,922	$0	$130,962		$118,272		$130,962
20	74	71			$5,238		$5,238		$0		$51,881	$0	$130,962		$118,272		$130,962
21	75	72			$5,238		$5,238		$0		$46,124	$0	$130,962		$118,272		$130,962
22	76	73			$5,238		$5,238		$0		$42,269	$0	$130,962		$118,272		$130,962
23	77	74			$5,238		$5,238		$0		$38,298	$0	$130,962		$118,272		$130,962
24	78	75			$5,238		$5,238		$0		$31,528	$0	$130,962		$118,272		$130,962
25	79	76			$5,238		$5,238		$0		$24,713	$0	$130,962		$118,272		$130,962
26	80	77			$5,238		$5,238		$0		$18,733	$0	$130,962		$118,272		$130,962
27	81	78			$5,238		$5,238		$0		$14,431	$0	$130,962		$118,272		$130,962
28	82	79			$5,238		$5,238		$0		$9,626	$0	$130,962		$118,272		$130,962
29	83	80			$5,238		$5,238		$0		$4,195	$0	$130,962		$118,272		$130,962
30	84	81			$5,238	(I)	$5,238		$0		$0	$0	$130,962		$118,272		$130,962
31+	85	82			$5,238		$5,238		$0		$0	$0	$130,962		$118,272		$130,962

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees. Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

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(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 7 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000; the Bonus Base after the Bonus in Contract Year 6 is $120,000+ $4,000 = $124,000; the Bonus Base after the Bonus in Contract Year 7 is $124,000+ $4,000 = $128,000.

(D)  In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000). After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 8, the younger spouse has not yet reached age 60. Therefore, the withdrawal in the amount of $5000 is a Nonguaranteed Withdrawal. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

•                  $5,000 (Nonguaranteed Withdrawal amount) x 1.1568 ($128,000 Payment Base divided by $110,653 Account Value [$105,653+ $5,000]) = $5,784 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•                  $128,000 Bonus Base – $5,784 Adjusted Nonguaranteed Withdrawal amount = $122,216 Bonus Base after the Nonguaranteed Withdrawal

•                  $115,310 Step-Up Base - $5,784 Adjusted Nonguaranteed Withdrawal amount = $109,526 Step-Up Base after the Nonguaranteed Withdrawal

(F)  In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.0% (Withdrawal Percentage) X $122,216 (Payment Base) =$4,889 (LPA)

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(G)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $122,216 Bonus Base + $10,000 additional contribution amount = $132,216 Bonus Base after the additional contribution.

•                  $109,526 Step-Up Base + $10,000 additional contribution amount = $119,526 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•                  4.0% (Withdrawal Percentage) X $132,216 (Payment Base) =$5,289 (LPA)

 (H)  In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($6,065 amount withdrawn - $5,289 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x 1.6156 ($132,216 Payment Base divided by $81,836 Account Value [$81,060+ $776]) = $1,254 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $132,216 Bonus Base - $1,254 Adjusted Nonguaranteed Withdrawal amount = $130,962 Bonus Base after the Nonguaranteed Withdrawal.

•                  $119,526 Step-Up Base - $1,254 Adjusted Nonguaranteed Withdrawal amount = $118,272 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $130,962 x 4.0% = $5,238.

(I)  In Contract Year 30, the Account Value is reduced to zero; however the Payment Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

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Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	$100,000	N/A		$0		$0		$99,000	$4,000	(C)	$104,000	(C)	$100,000	(D)	$104,000
2	56		N/A		$0		$0		$98,010	$4,000	(C)	$108,000	(C)	$100,000		$108,000
3	57		N/A		$0		$0		$95,070	$4,000	(C)	$112,000	(C)	$100,000		$112,000
4	58		N/A		$0		$0		$92,218	$4,000	(C)	$116,000	(C)	$100,000		$116,000
5	59		N/A		$0		$0		$91,295	$4,000	(C)	$120,000	(C)	$100,000		$120,000
6	60		$4,800	(E)	$4,800	(E)	$0		$87,408	$0		$120,000		$100,000		$120,000
7	61		$4,800		$4,800		$0		$83,482	$0		$120,000		$100,000		$120,000
8	62		$4,800		$25,000	(F)	$30,484	(F)	$59,317	$0		$89,516	(F)	$69,516	(F)	$89,516
9	63		$3,581	(F)	$3,581		$0		$55,143	$0		$89,516		$69,516		$89,516
10	64		$3,581		$3,581		$0		$51,011	$0		$89,516		$69,516		$89,516
11	65		$3,581		$3,581		$0		$44,880	$0		$89,516		$69,516		$89,516
12	66		$3,581		$3,581		$0		$41,748	$0		$89,516		$69,516		$89,516
13	67		$3,581		$3,581		$0		$38,168	$0		$89,516		$69,516		$89,516
14	68		$3,581		$38,168	(G)	N/A		$0	$0		$0		$0		$0
15	69		$0		$0		$0		$0	$0		$0		$0		$0

*APD = Annual Processing Date

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(A)  The hypothetical Account Value includes deduction of all fees. Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) — 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In Contract Years 1 - 8, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

•                  $20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value [$59,317+ $20,200]) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•                  $120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•                  $100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,851.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

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Appendix E

Illustration of Enhanced Earnings Benefit

Example #1 - The following is a hypothetical example of how the EEB works:

Assumptions:

•                  Annuitant was age 60 on the Contract Date (40% benefit)

•                  Initial contribution = $100,000

•                  No additional contributions

•                  No withdrawals

•                  Hypothetical Account Value at the time the Death Benefit is calculated = $125,000

Based on these assumptions stated above:

•                  The gain in the contract is = $25,000 ($125,000-$100,000 =$25,000)

•                  Benefit paid would be $10,000 ($25,000 x 40%)

Example #2 - The following is an example of how the EEB will be calculated and paid in conjunction with the standard Death Benefit under this contract.

Assumptions:

•                  Annuitant was age 60 on the Contract Date (40% benefit)

•                  Initial contribution = $50,000

•                  No additional contributions

•                  No withdrawals

•                  Hypothetical Account Value at the time the Death Benefit is calculated = $60,000

•                  Highest anniversary Account Value = $70,000

Based on these assumptions:

•                  the gain in the contract is $10,000 ($60,000 – $50,000);

•                  the EEB is $4,000 (40% x $10,000); and thus

•                  the total payment to the beneficiaries is $74,000 ($70,000 + $4,000)

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Deferred Flexible Premium Variable Annuities

Issued By Integrity Life Insurance Company

Through Separate Account II of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2010.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account II, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

Integrity has responsibility for administration of Separate Account II (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  Integrity has entered into Service Agreements with WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $4,288,346 in 2009, $5,451,388 in 2008, and $7,417,453 in 2007.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.	Nationwide Planning Associates, Inc.
Cadaret, Grant & Co., Inc.	Planning Corporation of America
Hancock Investment Services, Inc.	Securities America, Inc.
LPL Financial Corporation	Stifel, Nicolaus and Company, Incorporated

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but

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changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect a standard death benefit and the deduction of all fees and charges including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and withdrawal charges.

Non-standardized returns are calculated from the Fund Inception Date which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance which predates the inclusion in the Contract is hypothetical and has been adjusted to include the annual mortality and expense risk charge, the annual administration charge and withdrawal charges, unless otherwise stated.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions Under-Tax Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½.  Distribution from certain TSA plans can be deferred

3

until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account II as of December 31, 2009, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein.  The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policy holders dated March 3, 2000.  You should not consider the Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account II of Integrity Life Insurance Company

Year ended December 31, 2009, with Report of Independent Registered

Public Accounting Firm

Separate Account II

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm

The Contract Owners Separate Account II of Integrity Life Insurance Company and The Board of Directors Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account II of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2009, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2009, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of Integrity Life Insurance Company at December 31, 2009, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 23, 2010

1

Separate Account II

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$1,625,988	$—	$1,625,988	$10.28	158,134
Touchstone Aggressive ETF (Pinnacle ™)	435,834	—	435,834	10.34	42,168
Touchstone Aggressive ETF (Pinnacle V ™)	907,381	1	907,382	12.61	71,971
Touchstone Baron Small Cap (Pinnacle IV ™)	2,653,282	5	2,653,287	15.06	176,152
Touchstone Baron Small Cap (Pinnacle V ™)	557,079	1	557,080	8.27	67,333
Touchstone Baron Small Cap (Pinnacle ™)	1,938,973	1	1,938,974	27.26	71,116
Touchstone Conservative ETF (Pinnacle IV ™)	2,688,547	—	2,688,547	11.29	238,110
Touchstone Conservative ETF (Pinnacle ™)	376,431	1	376,432	11.35	33,166
Touchstone Conservative ETF Fund (Pinnacle V ™)	939,812	—	939,812	11.26	83,475
Touchstone Core Bond (Pinnacle IV ™)	1,062,516	1	1,062,517	12.53	84,792
Touchstone Core Bond (Pinnacle ™)	847,668	1	847,669	12.63	67,124
Touchstone Core Bond (PinnacleV ™)	398,674	—	398,674	11.11	35,887
Touchstone Enhanced ETF (Pinnacle IV ™)	1,099,203	—	1,099,203	10.41	105,615
Touchstone Enhanced ETF (Pinnacle ™)	543,832	(5)	543,827	10.46	51,982
Touchstone Enhanced ETF (Pinnacle V ™)	258,049	—	258,049	12.60	20,488
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	574,387	—	574,387	12.56	45,719
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	601,542	—	601,542	12.55	47,914
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	656,859	—	656,859	11.22	58,548
Touchstone GMAB Conservative ETF (Pinnacle V ™)	535,596	—	535,596	11.21	47,773
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	1,123,996	—	1,123,996	11.95	94,068
Touchstone GMAB Moderate ETF(Pinnacle V ™)	1,075,503	—	1,075,503	11.94	90,072
Touchstone High Yield (Pinnacle IV ™)	6,574,493	—	6,574,493	15.06	436,630
Touchstone High Yield (Pinnacle ™)	1,633,271	(2)	1,633,269	15.17	107,631
Touchstone High Yield (PinnacleV ™)	4,927,699	1	4,927,700	10.42	472,838
Touchstone Large Cap Core Equity (Pinnacle IV ™)	5,486,848	—	5,486,848	10.63	516,112
Touchstone Large Cap Core Equity (Pinnacle ™)	8,168,720	(3)	8,168,717	10.71	762,444
Touchstone Large Cap Core Equity (PinnacleV ™)	1,609,731	2	1,609,733	7.38	218,089
Touchstone Mid Cap Growth (Pinnacle IV ™)	1,997,867	(1)	1,997,866	14.68	136,121
Touchstone Mid Cap Growth (Pinnacle ™)	737,527	—	737,527	14.79	49,862
Touchstone Mid Cap Growth (PinnacleV ™)	759,483	(5)	759,478	8.27	91,834
Touchstone Moderate ETF (Pinnacle IV ™)	4,518,726	5	4,518,731	10.82	417,617
Touchstone Moderate ETF (Pinnacle V ™)	2,255,234	—	2,255,234	9.30	242,597
Touchstone Moderate ETF (Pinnacle ™)	1,332,494	(2)	1,332,492	10.88	122,512
Touchstone Money Market (Pinnacle V ™)	2,213,694	(5)	2,213,689	9.93	222,922
Touchstone Money Market (Pinnacle IV ™)	6,901,178	—	6,901,178	10.93	631,407
Touchstone Money Market (Pinnacle ™)	6,956,473	(1)	6,956,472	11.01	631,551
Touchstone Third Avenue Value (Pinnacle IV ™)	5,438,219	—	5,438,219	13.90	391,354
Touchstone Third Avenue Value (Pinnacle V ™)	961,082	—	961,082	7.03	136,629
Touchstone Third Avenue Value (Pinnacle ™)	7,886,555	(1)	7,886,554	41.79	188,735
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	2,650,615	(1)	2,650,614	20.09	131,963
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	1,356,265	(2)	1,356,263	21.38	63,451
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	349,776	1	349,777	7.31	47,856
Fidelity VIP Overseas (Pinnacle ™)	425,321	(2)	425,319	7.33	58,034
Fidelity VIP Equity-Income (Pinnacle ™)	3,571,776	1	3,571,777	12.17	293,374
Fidelity VIP II Contrafund (Pinnacle ™)	7,944,688	(2)	7,944,686	17.63	450,755
Fidelity VIP II Index 500 (Pinnacle IV ™)	566,349	—	566,349	7.64	74,167
Fidelity VIP II Index 500 (Pinnacle ™)	3,407,320	—	3,407,320	7.66	444,997
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	2,691,676	(1)	2,691,675	11.04	243,745
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	3,328,510	4	3,328,514	11.07	300,596
Fidelity VIP III Growth & Income (Pinnacle ™)	2,135,080	—	2,135,080	11.98	178,270
Fidelity VIP III Growth Opportunities (Pinnacle ™)	732,043	—	732,043	8.12	90,159
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	712,326	—	712,326	7.47	95,379
Fidelity VIP III Mid Cap (Pinnacle ™)	4,747,687	(1)	4,747,686	29.59	160,428
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	204,836	(1)	204,835	11.29	18,139
Fidelity VIP Asset Manager (Pinnacle V ™)	268,003	4	268,007	9.48	28,276
Fidelity VIP Asset Manager (Pinnacle ™)	65,017	1	65,018	11.36	5,725
Fidelity VIP Balanced (Pinnacle IV ™)	1,134,446	1	1,134,447	12.54	90,465
Fidelity VIP Balanced (Pinnacle V ™)	442,941	(1)	442,940	8.77	50,517
Fidelity VIP Balanced (Pinnacle ™)	387,809	(1)	387,808	11.43	33,924
Fidelity VIP Contrafund (Pinnacle IV ™)	9,260,184	1	9,260,185	13.64	678,811
Fidelity VIP Contrafund (Pinnacle V ™)	2,624,559	(2)	2,624,557	8.11	323,641

See accompanying notes.

2

Separate Account II

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	$283,470	$—	$283,470	$7.04	40,273
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	260,606	(1)	260,605	7.06	36,924
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	93,956	1	93,957	7.07	13,297
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	232,064	—	232,064	11.45	20,265
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	66,951	1	66,952	7.56	8,860
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	67,596	—	67,596	11.63	5,814
Fidelity VIP Equity-Income (Pinnacle IV ™)	2,250,280	(1)	2,250,279	9.79	229,942
Fidelity VIP Equity-Income (Pinnacle V ™)	684,418	3	684,421	6.59	103,859
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	142,039	—	142,039	9.21	15,417
Fidelity VIP Freedom 2010 (Pinnacle ™)	1,753	(1)	1,752	9.24	190
Fidelity VIP Freedom 2010 (Pinnacle V ™)	527,306	3	527,309	9.12	57,813
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	14,586	—	14,586	9.04	1,614
Fidelity VIP Freedom 2015 (Pinnacle ™)	3,749	—	3,749	9.06	414
Fidelity VIP Freedom 2015 (Pinnacle V ™)	1,131,738	1	1,131,739	8.94	126,647
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	196,032	4	196,036	8.60	22,796
Fidelity VIP Freedom 2020 (Pinnacle V ™)	1,325,272	2	1,325,274	8.48	156,211
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	19,495	—	19,495	8.48	2,298
Fidelity VIP Freedom 2025 (Pinnacle V ™)	716,452	(1)	716,451	8.36	85,671
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	18,790	1	18,791	8.08	2,324
Fidelity VIP Freedom 2030 (Pinnacle V ™)	197,350	—	197,350	7.96	24,808
Fidelity VIP Growth & Income (Pinnacle IV ™)	857,556	—	857,556	9.55	89,840
Fidelity VIP Growth & Income (Pinnacle V ™)	353,517	—	353,517	7.31	48,388
Fidelity VIP Growth (Pinnacle IV ™)	1,110,117	—	1,110,117	7.66	144,832
Fidelity VIP Growth (Pinnacle ™)	188,707	—	188,707	7.68	24,559
Fidelity VIP Growth (Pinnacle V ™)	171,769	—	171,769	7.56	22,735
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	264,244	—	264,244	8.43	31,363
Fidelity VIP Growth Opportunities (Pinnacle V ™)	165,263	(1)	165,262	6.94	23,825
Fidelity VIP High Income (Pinnacle IV ™)	1,694,615	—	1,694,615	14.40	117,703
Fidelity VIP High Income (Pinnacle V ™)	555,309	—	555,309	10.13	54,803
Fidelity VIP High Income (Pinnacle ™)	4,460,853	(2)	4,460,851	12.56	355,067
Fidelity VIP II Index 500 (Pinnacle IV ™)	3,226,253	(2)	3,226,251	7.59	425,327
Fidelity VIP II Index 500 (Pinnacle ™)	1,484,792	(2)	1,484,790	7.61	195,213
Fidelity VIP II Index 500 (Pinnacle V ™)	742,837	—	742,837	7.42	100,119
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	4,758,524	—	4,758,524	11.81	402,867
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	1,478,673	—	1,478,673	10.98	134,670
Fidelity VIP Investment Grade Bond (Pinnacle ™)	2,544,769	—	2,544,769	11.88	214,213
Fidelity VIP Mid Cap (Pinnacle IV ™)	7,639,405	(1)	7,639,404	18.23	418,986
Fidelity VIP Mid Cap (Pinnacle ™)	871,954	—	871,954	8.63	101,030
Fidelity VIP Mid Cap (Pinnacle V ™)	1,477,537	(3)	1,477,534	8.52	173,502
Fidelity VIP Overseas (Pinnacle IV ™)	1,160,348	5	1,160,353	11.91	97,441
Fidelity VIP Overseas (Pinnacle V ™)	513,597	(1)	513,596	7.12	72,162
Fidelity VIP Overseas (Pinnacle ™)	790,976	3	790,979	11.98	66,042
Fidelity VIP Value Strategies (Pinnacle IV ™)	334,006	—	334,006	8.06	41,459
Fidelity VIP Value Strategies (Pinnacle ™)	18,105	1	18,106	8.07	2,244
Fidelity VIP Value Strategies (Pinnacle V ™)	17,525	—	17,525	8.04	2,179
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	3,576,021	2	3,576,023	11.63	307,402
Franklin Income Securities (Pinnacle ™)	10,666,121	3	10,666,124	15.99	667,111
JPM IT Mid Cap Value (Pinnacle ™)	74,540	—	74,540	13.14	5,673
JPM IT Mid Cap Value (Pinnacle IV ™)	422,755	—	422,755	13.13	32,199
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	393,259	—	393,259	21.24	18,513
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	1,203,616	(1)	1,203,615	18.08	66,577
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	2,762,299	—	2,762,299	11.35	243,275
Franklin Growth and Income Securities (Pinnacle ™)	914,835	(3)	914,832	7.18	127,492
Franklin Growth and Income Securities (Pinnacle V ™)	342,626	3	342,629	6.98	49,106
Franklin Income Securities (Pinnacle IV ™)	8,307,632	—	8,307,632	15.59	532,723
Franklin Income Securities (Pinnacle V ™)	2,141,147	—	2,141,147	8.84	242,280
Franklin Large Cap Growth Securities (Pinnacle IV ™)	731,773	—	731,773	11.89	61,571
Franklin Large Cap Growth Securities (Pinnacle V ™)	165,528	—	165,528	7.88	20,993
Franklin Large Cap Growth Securities (Pinnacle ™)	109,335	—	109,335	11.97	9,135
Franklin Mutual Shares Securities (Pinnacle IV ™)	2,598,125	1	2,598,126	13.41	193,761
Franklin Mutual Shares Securities (Pinnacle V ™)	867,397	(1)	867,396	7.24	119,851
Franklin Mutual Shares Securities (Pinnacle ™)	1,539,113	—	1,539,113	13.50	113,974
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	66,337	—	66,337	7.46	8,895

See accompanying notes.

3

Separate Account II

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities Fund (Pinnacle ™)	$72,676	$1	$72,677	$7.48	9,719
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	167,012	—	167,012	7.42	22,511
Templeton Foreign Securities (Pinnacle IV ™)	1,868,287	(1)	1,868,286	17.20	108,595
Templeton Foreign Securities (Pinnacle V ™)	478,457	(2)	478,455	8.31	57,610
Templeton Foreign Securities (Pinnacle ™)	1,030,065	(1)	1,030,064	17.33	59,451
Templeton Growth Securities (Pinnacle IV ™)	3,832,926	—	3,832,926	13.56	282,639
Templeton Growth Securities (Pinnacle V ™)	2,830,050	(3)	2,830,047	6.99	405,142
Templeton Growth Securities (Pinnacle ™)	1,171,418	1	1,171,419	13.66	85,771
Van Kampen LIT Comstock (Pinnacle IV ™)	568,411	—	568,411	12.81	44,369
Van Kampen LIT Comstock (Pinnacle V ™)	145,179	(2)	145,177	7.14	20,340
Van Kampen LIT Comstock (Pinnacle ™)	248,345	1	248,346	12.90	19,249
Van Kampen LIT Capital Growth (Pinnacle IV ™)	354,088	—	354,088	12.66	27,973
Van Kampen LIT Capital Growth (Pinnacle V ™)	151,900	1	151,901	8.76	17,332
Van Kampen LIT Capital Growth (Pinnacle ™)	73,391	—	73,391	12.75	5,757
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	1,008,509	—	1,008,509	10.92	92,319
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	231,888	—	231,888	10.83	21,404
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	2,174,973	—	2,174,973	30.72	70,811
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	681,992	—	681,992	8.86	76,982
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	830,011	—	830,011	30.93	26,832
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	1,121,256	—	1,121,256	5.95	188,478
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	528,023	(6)	528,017	6.34	83,260
Van Kampen UIF US Mid Cap Value (Pinnacle V ™)	85,216	—	85,216	8.35	10,212
Van Kampen UIF US Mid Cap Value (Pinnacle IV ™)	1,633	—	1,633	8.36	195
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	95,312	—	95,312	12.27	7,767
DWS Small Cap Index VIP (Pinnacle ™)	876,998	(1)	876,997	12.69	69,120
Non-Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)	11,879	—	11,879	12.95	918
Columbia VIT Mid Cap Value Class B (Pinnacle V ™)	9,731	(3)	9,728	12.94	752
Columbia VIT Small Cap Value Class B (Pinnacle ™)	7,972	—	7,972	12.52	637
Columbia VIT Small Cap Value Class B (Pinnacle IV ™)	11,530	—	11,530	12.51	922
Columbia VIT Small Cap Value Class B (Pinnacle V ™)	16,274	—	16,274	12.50	1,302
DWS Small Cap Index VIP (Pinnacle IV ™)	389,159	4	389,163	11.66	33,380
DWS Small Cap Index VIP (Pinnacle V ™)	418,931	(3)	418,928	7.44	56,321
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™)	144,498	—	144,498	9.86	14,657
PIMCO VIT All Asset (Pinnacle IV ™)	161,813	—	161,813	9.92	16,311
PIMCO VIT All Asset (Pinnacle V ™)	134,888	—	134,888	9.90	13,622
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	787,437	(1)	787,436	6.69	117,690
PIMCO VIT Commodity Real Return (Pinnacle V ™)	693,900	(3)	693,897	6.68	103,906
PIMCO VIT Commodity Real Return (Pinnacle ™)	122,116	—	122,116	6.65	18,353
PIMCO VIT Low Duration (Pinnacle IV ™)	274,860	(5)	274,855	10.78	25,504
PIMCO VIT Low Duration (Pinnacle ™)	236,766	(2)	236,764	10.83	21,858
PIMCO VIT Low Duration (Pinnacle V ™)	140,796	(3)	140,793	10.76	13,089
PIMCO VIT Real Return (Pinnacle IV ™)	784,183	(1)	784,182	10.38	75,572
PIMCO VIT Real Return (Pinnacle V ™)	263,837	(5)	263,832	10.36	25,473
PIMCO VIT Real Return (Pinnacle ™)	206,627	1	206,628	10.41	19,853
PIMCO VIT Total Return (Pinnacle V ™)	4,273,515	(4)	4,273,511	11.37	375,943
PIMCO VIT Total Return (Pinnacle IV ™)	3,779,073	(4)	3,779,069	11.39	331,821
PIMCO VIT Total Return (Pinnacle ™)	1,501,626	(4)	1,501,622	11.25	133,450
Non-Affiliated Investor Class:
Rydex VT All-Cap Opportunity Fund (Pinnacle IV ™)	150,448	—	150,448	8.34	18,045
Rydex VT All-Cap Opportunity Fund (Pinnacle V ™)	303,131	(2)	303,129	8.32	36,427
Rydex VT All-Cap Opportunity Fund (Pinnacle ™)	17,185	—	17,185	8.12	2,116
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™)	86,416	1	86,417	9.84	8,785
Rydex VT Alternative Strategies Allocation (Pinnacle V ™)	42,298	—	42,298	9.83	4,305
Rydex VT Alternative Strategies Allocation (Pinnacle ™)	4,702	(1)	4,701	9.85	477
Rydex VT Managed Future Strategy (Pinnacle IV ™)	146,870	—	146,870	8.99	16,330
Rydex VT Managed Future Strategy (Pinnacle V ™)	130,887	—	130,887	8.98	14,569
Rydex VT Managed Future Strategy (Pinnacle ™)	79,553	1	79,554	9.00	8,835
Rydex VT Multi-Hedge Strategies (Pinnacle IV ™)	163,278	—	163,278	8.00	20,404
Rydex VT Multi-Hedge Strategies (Pinnacle V ™)	164,728	—	164,728	7.99	20,624
Rydex VT Multi-Hedge Strategies (Pinnacle ™)	11,874	—	11,874	7.91	1,501

See accompanying notes.

4

Separate Account II

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$34,612	$12,405	$22,207	$(101,479)	$21,247	$(158,100)	$130,635	$288,735	$208,503	$230,710
Touchstone Aggressive ETF (Pinnacle ™)	9,278	2,071	7,207	(41,761)	5,697	(66,244)	(9,635)	56,609	20,545	27,752
Touchstone Aggressive ETF (Pinnacle V ™) (April 24) *	19,329	5,958	13,371	3,036	11,594	—	78,863	78,863	93,493	106,864
Touchstone Baron Small Cap (Pinnacle IV ™)	—	24,887	(24,887)	(313,567)	—	(823,328)	(34,462)	788,866	475,299	450,412
Touchstone Baron Small Cap (Pinnacle V ™)	—	5,087	(5,087)	(27,031)	—	(88,148)	32,196	120,344	93,313	88,226
Touchstone Baron Small Cap (Pinnacle ™)	—	22,374	(22,374)	(131,882)	—	(1,087,993)	(456,303)	631,690	499,808	477,434
Touchstone Conservative ETF (Pinnacle IV ™)	85,688	30,732	54,956	(19,926)	26,142	(73,747)	99,040	172,787	179,003	233,959
Touchstone Conservative ETF (Pinnacle ™)	11,997	5,063	6,934	(57,169)	3,660	(78,623)	(10,208)	68,415	14,906	21,840
Touchstone Conservative ETF Fund (Pinnacle V ™) (April 24) *	29,980	4,966	25,014	5,845	9,156	—	(3,184)	(3,184)	11,817	36,831
Touchstone Core Bond (Pinnacle IV ™)	52,024	14,160	37,864	(21,316)	—	(93,285)	5,602	98,887	77,571	115,435
Touchstone Core Bond (Pinnacle ™)	41,498	11,756	29,742	(13,587)	—	(82,290)	8,455	90,745	77,158	106,900
Touchstone Core Bond (PinnacleV ™)	19,524	4,112	15,412	(4,042)	—	(13,782)	5,178	18,960	14,918	30,330
Touchstone Enhanced ETF (Pinnacle IV ™)	32,343	15,834	16,509	(479,056)	—	(709,636)	(23,841)	685,795	206,739	223,248
Touchstone Enhanced ETF (Pinnacle ™)	16,000	11,920	4,080	(1,043,658)	—	(1,029,068)	99,217	1,128,285	84,627	88,707
Touchstone Enhanced ETF (Pinnacle V ™) (April 24) *	7,594	2,456	5,138	1,646	—	—	41,248	41,248	42,894	48,032
Touchstone GMAB Aggressive ETF (Pinnacle IV ™) (April 24) *	12,227	7,531	4,696	966	7,511	—	98,498	98,498	106,975	111,671
Touchstone GMAB Aggressive ETF (Pinnacle V ™) (April 24) *	12,805	8,365	4,440	2,516	7,921	—	103,144	103,144	113,581	118,021
Touchstone GMAB Conservative ETF (Pinnacle IV ™) (April 24) *	20,935	9,325	11,610	5,348	6,394	—	48,893	48,893	60,635	72,245
Touchstone GMAB Conservative ETF (Pinnacle V ™) (April 24) *	17,071	7,888	9,183	2,386	5,209	—	39,867	39,867	47,462	56,645
Touchstone GMAB Moderate ETF (Pinnacle IV ™) (April 24) *	34,337	15,022	19,315	2,153	—	—	154,393	154,393	156,546	175,861
Touchstone GMAB Moderate ETF(Pinnacle V ™) (April 24) *	32,856	15,113	17,743	3,035	—	—	147,148	147,148	150,183	167,926
Touchstone High Yield (Pinnacle IV ™)	380,254	76,112	304,142	(258,361)	—	(851,735)	962,936	1,814,671	1,556,310	1,860,452
Touchstone High Yield (Pinnacle ™)	94,463	25,363	69,100	(460,326)	—	(505,226)	374,231	879,457	419,131	488,231
Touchstone High Yield (PinnacleV ™)	285,007	46,882	238,125	(2,519)	—	(116,109)	700,443	816,552	814,033	1,052,158
Touchstone Large Cap Core Equity (Pinnacle IV ™)	66,006	55,441	10,565	(1,089)	—	(169,761)	742,998	912,759	911,670	922,235
Touchstone Large Cap Core Equity (Pinnacle ™)	98,266	100,496	(2,230)	(529,552)	—	(3,819,450)	(1,851,854)	1,967,596	1,438,044	1,435,814
Touchstone Large Cap Core Equity (PinnacleV ™)	19,366	18,389	977	126,253	—	(12,865)	180,187	193,052	319,305	320,282
Touchstone Mid Cap Growth (Pinnacle IV ™)	1,734	24,526	(22,792)	(508,816)	—	(1,673,160)	(603,477)	1,069,683	560,867	538,075
Touchstone Mid Cap Growth (Pinnacle ™)	640	9,155	(8,515)	(254,430)	—	(669,166)	(191,782)	477,384	222,954	214,439
Touchstone Mid Cap Growth (PinnacleV ™)	659	8,369	(7,710)	(137,858)	—	(242,919)	85,073	327,992	190,134	182,424
Touchstone Moderate ETF (Pinnacle IV ™)	138,041	50,096	87,945	(68,267)	—	(438,276)	178,320	616,596	548,329	636,274
Touchstone Moderate ETF (Pinnacle V ™)	68,941	16,548	52,393	(871)	—	(16,518)	165,893	182,411	181,540	233,933
Touchstone Moderate ETF (Pinnacle ™)	40,704	18,690	22,014	(245,045)	—	(500,693)	(137,064)	363,629	118,584	140,598
Touchstone Money Market (Pinnacle V ™) (April 24) *	9,079	23,544	(14,465)	—	—	—	—	—	—	(14,465)
Touchstone Money Market (Pinnacle IV ™)	57,494	127,539	(70,045)	—	—	—	—	—	—	(70,045)
Touchstone Money Market (Pinnacle ™)	87,040	120,611	(33,571)	—	—	—	—	—	—	(33,571)
Touchstone Third Avenue Value (Pinnacle IV ™)	99,370	73,354	26,016	(2,495,232)	344,030	(5,087,620)	(1,685,650)	3,401,970	1,250,768	1,276,784
Touchstone Third Avenue Value (Pinnacle V ™)	17,562	12,238	5,324	(144,093)	60,505	(333,277)	(18,715)	314,562	230,974	236,298
Touchstone Third Avenue Value (Pinnacle ™)	143,947	98,930	45,017	(1,340,769)	498,902	(6,777,273)	(4,070,162)	2,707,111	1,865,244	1,910,261
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	188,234	25,858	162,376	(50,157)	—	(206,160)	125,365	331,525	281,368	443,744
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	39,316	15,726	23,590	(683,841)	—	(1,797,962)	(861,760)	936,202	252,361	275,951
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	7,677	4,792	2,885	(75,582)	—	(320,589)	(175,860)	144,729	69,147	72,032
Fidelity VIP Overseas (Pinnacle ™)	9,305	5,128	4,177	(65,369)	—	(354,437)	(213,220)	141,217	75,848	80,025

See accompanying notes.

* - 2009 inception date of division.

5

Separate Account II

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP Equity-Income (Pinnacle ™)	$71,625	$42,642	$28,983	$(397,990)	$—	$(3,127,253)	$(1,971,949)	$1,155,304	$757,314	$786,297
Fidelity VIP II Contrafund (Pinnacle ™)	98,935	96,178	2,757	(1,826,643)	—	(4,901,849)	(1,068,051)	3,833,798	2,007,155	2,009,912
Fidelity VIP II Index 500 (Pinnacle IV ™)	12,695	7,297	5,398	(24,542)	10,983	(325,019)	(200,905)	124,114	110,555	115,953
Fidelity VIP II Index 500 (Pinnacle ™)	76,939	41,338	35,601	(338,312)	70,250	(2,111,403)	(1,197,579)	913,824	645,762	681,363
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	244,676	39,109	205,567	(11,453)	—	(133,073)	23,694	156,767	145,314	350,881
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	302,835	44,107	258,728	(20,203)	—	(168,080)	26,910	194,990	174,787	433,515
Fidelity VIP III Growth & Income (Pinnacle ™)	20,949	26,505	(5,556)	(156,548)	—	(675,695)	(90,124)	585,571	429,023	423,467
Fidelity VIP III Growth Opportunities (Pinnacle ™)	2,969	8,918	(5,949)	(47,182)	—	(332,666)	(33,095)	299,571	252,389	246,440
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	2,702	8,748	(6,046)	(24,575)	—	(316,508)	(129,351)	187,157	162,582	156,536
Fidelity VIP III Mid Cap (Pinnacle ™)	46,099	57,938	(11,839)	(309,420)	—	(2,921,900)	(1,208,618)	1,713,282	1,403,862	1,392,023
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	4,384	3,007	1,377	(44,024)	—	(88,587)	(14)	88,573	44,549	45,926
Fidelity VIP Asset Manager (Pinnacle V ™)	5,458	2,885	2,573	(11,089)	—	(39,087)	14,147	53,234	42,145	44,718
Fidelity VIP Asset Manager (Pinnacle ™)	1,397	945	452	(18,689)	—	(32,116)	1,510	33,626	14,937	15,389
Fidelity VIP Balanced (Pinnacle IV ™)	20,114	14,521	5,593	(40,840)	—	(479,564)	(129,819)	349,745	308,905	314,498
Fidelity VIP Balanced (Pinnacle V ™)	7,485	4,295	3,190	(37,279)	—	(70,704)	39,182	109,886	72,607	75,797
Fidelity VIP Balanced (Pinnacle ™)	6,687	3,806	2,881	(5,479)	—	(120,437)	(29,311)	91,126	85,647	88,528
Fidelity VIP Contrafund (Pinnacle IV ™)	99,732	122,639	(22,907)	(3,889,509)	—	(3,667,559)	2,012,000	5,679,559	1,790,050	1,767,143
Fidelity VIP Contrafund (Pinnacle V ™)	25,915	27,118	(1,203)	(569,712)	—	(533,209)	453,076	986,285	416,573	415,370
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	571	3,420	(2,849)	(94,632)	—	(107,392)	27,880	135,272	40,640	37,791
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	533	3,310	(2,777)	(102,496)	—	(164,428)	(13,196)	151,232	48,736	45,959
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	172	566	(394)	(1,505)	—	(2,496)	8,197	10,693	9,188	8,794
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	33	3,000	(2,967)	(85,708)	—	(154,288)	(6,041)	148,247	62,539	59,572
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	10	614	(604)	(8,761)	—	(8,404)	14,566	22,970	14,209	13,605
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	10	745	(735)	(21,532)	—	(40,137)	(3,522)	36,615	15,083	14,348
Fidelity VIP Equity-Income (Pinnacle IV ™)	41,571	30,719	10,852	(531,590)	—	(1,933,929)	(922,597)	1,011,332	479,742	490,594
Fidelity VIP Equity-Income (Pinnacle V ™)	12,249	8,300	3,949	(96,188)	—	(145,120)	105,035	250,155	153,967	157,916
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	5,471	1,993	3,478	(16,324)	867	(8,912)	21,775	30,687	15,230	18,708
Fidelity VIP Freedom 2010 (Pinnacle ™)	97	67	30	(5,518)	69	(5,561)	37	5,598	149	179
Fidelity VIP Freedom 2010 (Pinnacle V ™)	19,303	4,899	14,404	(34,951)	1,149	(69,588)	9,270	78,858	45,056	59,460
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	557	131	426	(34)	13	(1,026)	623	1,649	1,628	2,054
Fidelity VIP Freedom 2015 (Pinnacle ™)	244	133	111	(20,543)	206	(15,871)	676	16,547	(3,790)	(3,679)
Fidelity VIP Freedom 2015 (Pinnacle V ™)	43,962	11,449	32,513	(12,903)	2,365	(159,050)	(19,996)	139,054	128,516	161,029
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	6,838	2,501	4,337	(6,961)	791	(40,601)	3,264	43,865	37,695	42,032
Fidelity VIP Freedom 2020 (Pinnacle V ™)	44,821	11,034	33,787	(28,475)	2,473	(150,210)	19,737	169,947	143,945	177,732
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	667	244	423	(118)	122	(7,139)	(3,318)	3,821	3,825	4,248
Fidelity VIP Freedom 2025 (Pinnacle V ™)	25,373	13,086	12,287	(161,837)	6,171	(291,100)	76,216	367,316	211,650	223,937
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	435	288	147	(14,104)	172	(14,832)	3,296	18,128	4,196	4,343
Fidelity VIP Freedom 2030 (Pinnacle V ™)	3,736	1,754	1,982	(4,510)	353	(3,506)	37,999	41,505	37,348	39,330
Fidelity VIP Growth & Income (Pinnacle IV ™)	6,668	12,296	(5,628)	(136,517)	—	(579,427)	(245,853)	333,574	197,057	191,429
Fidelity VIP Growth & Income (Pinnacle V ™)	2,666	4,177	(1,511)	(16,827)	—	(114,051)	(29,778)	84,273	67,446	65,935
Fidelity VIP Growth (Pinnacle IV ™)	2,866	15,496	(12,630)	(204,425)	—	(771,066)	(311,843)	459,223	254,798	242,168
Fidelity VIP Growth (Pinnacle ™)	489	2,659	(2,170)	(72,597)	—	(153,613)	(33,221)	120,392	47,795	45,625
Fidelity VIP Growth (Pinnacle V ™)	397	1,163	(766)	(24,216)	—	(20,443)	20,633	41,076	16,860	16,094

See accompanying notes.

* - 2009 inception date of division.

6

Separate Account II

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	$530	$3,027	$(2,497)	$(48,057)	$—	$(172,332)	$(46,384)	$125,948	$77,891	$75,394
Fidelity VIP Growth Opportunities (Pinnacle V ™)	335	996	(661)	(6,883)	—	(13,823)	16,430	30,253	23,370	22,709
Fidelity VIP High Income (Pinnacle IV ™)	120,419	13,716	106,703	(13,181)	—	(197,077)	61,311	258,388	245,207	351,910
Fidelity VIP High Income (Pinnacle V ™)	39,189	5,427	33,762	(28,147)	—	(81,528)	25,119	106,647	78,500	112,262
Fidelity VIP High Income (Pinnacle ™)	313,922	37,655	276,267	125,764	—	(51,472)	580,241	631,713	757,477	1,033,744
Fidelity VIP II Index 500 (Pinnacle IV ™)	66,890	43,034	23,856	(475,840)	67,506	(1,754,191)	(720,665)	1,033,526	625,192	649,048
Fidelity VIP II Index 500 (Pinnacle ™)	30,277	17,572	12,705	(274,605)	27,435	(640,992)	(98,559)	542,433	295,263	307,968
Fidelity VIP II Index 500 (Pinnacle V ™)	14,970	10,024	4,946	(143,824)	12,489	(183,272)	89,173	272,445	141,110	146,056
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	355,040	60,018	295,022	(195,244)	—	(239,587)	169,297	408,884	213,640	508,662
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	87,922	15,653	72,269	(10,853)	—	(22,145)	36,893	59,038	48,185	120,454
Fidelity VIP Investment Grade Bond (Pinnacle ™)	231,809	34,216	197,593	(32,878)	—	(171,710)	(14,076)	157,634	124,756	322,349
Fidelity VIP Mid Cap (Pinnacle IV ™)	64,322	78,037	(13,715)	(1,635,413)	—	(2,764,949)	403,499	3,168,448	1,533,035	1,519,320
Fidelity VIP Mid Cap (Pinnacle ™)	7,492	9,797	(2,305)	(265,385)	—	(357,663)	121,621	479,284	213,899	211,594
Fidelity VIP Mid Cap (Pinnacle V ™)	12,000	13,249	(1,249)	(72,565)	—	(149,055)	183,991	333,046	260,481	259,232
Fidelity VIP Overseas (Pinnacle IV ™)	23,878	16,909	6,969	(1,041,120)	—	(1,242,031)	(56,426)	1,185,605	144,485	151,454
Fidelity VIP Overseas (Pinnacle V ™)	9,779	5,450	4,329	(21,072)	—	(150,489)	(46,453)	104,036	82,964	87,293
Fidelity VIP Overseas (Pinnacle ™)	16,145	10,638	5,507	(533,053)	—	(758,465)	(112,493)	645,972	112,919	118,426
Fidelity VIP Value Strategies (Pinnacle IV ™)	532	738	(206)	11,680	—	(1,316)	7,706	9,022	20,702	20,496
Fidelity VIP Value Strategies (Pinnacle ™)	83	633	(550)	16,623	—	(3,425)	2,076	5,501	22,124	21,574
Fidelity VIP Value Strategies (Pinnacle V ™) (April 13) *	47	90	(43)	171	—	—	1,965	1,965	2,136	2,093
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	169,218	43,765	125,453	(236,347)	—	(2,089,973)	(1,258,274)	831,699	595,352	720,805
Franklin Income Securities (Pinnacle ™)	812,703	131,953	680,750	(131,793)	—	(3,029,988)	(724,517)	2,305,471	2,173,678	2,854,428
JPM IT Mid Cap Value (Pinnacle ™) (April 24) *	—	679	(679)	1,939	—	—	17,263	17,263	19,202	18,523
JPM IT Mid Cap Value (Pinnacle IV ™) (April 24) *	—	3,844	(3,844)	2,414	—	—	97,909	97,909	100,323	96,479
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	28,368	5,320	23,048	(8,129)	—	(94,181)	(18,647)	75,534	67,405	90,453
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	32,865	14,900	17,965	(629,413)	—	(1,765,606)	(923,852)	841,754	212,341	230,306
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	124,060	37,109	86,951	(713,943)	—	(2,538,684)	(1,365,193)	1,173,491	459,548	546,499
Franklin Growth and Income Securities (Pinnacle ™)	38,799	10,819	27,980	(133,027)	—	(701,445)	(411,799)	289,646	156,619	184,599
Franklin Growth and Income Securities (Pinnacle V ™)	8,688	3,303	5,385	(66,652)	—	(96,937)	5,092	102,029	35,377	40,762
Franklin Income Securities (Pinnacle IV ™)	441,667	87,431	354,236	(873,833)	—	(2,338,742)	(136,059)	2,202,683	1,328,850	1,683,086
Franklin Income Securities (Pinnacle V ™)	85,786	20,112	65,674	(183,543)	—	(282,937)	206,981	489,918	306,375	372,049
Franklin Large Cap Growth Securities (Pinnacle IV ™)	8,903	9,219	(316)	(68,595)	—	(328,687)	(93,098)	235,589	166,994	166,678
Franklin Large Cap Growth Securities (Pinnacle V ™)	1,904	2,240	(336)	(30,867)	—	(49,376)	12,542	61,918	31,051	30,715
Franklin Large Cap Growth Securities (Pinnacle ™)	1,160	1,219	(59)	(15,098)	—	(57,705)	(21,023)	36,682	21,584	21,525
Franklin Mutual Shares Securities (Pinnacle IV ™)	45,187	36,061	9,126	(968,576)	—	(1,741,977)	(358,643)	1,383,334	414,758	423,884
Franklin Mutual Shares Securities (Pinnacle V ™)	13,105	9,557	3,548	(50,194)	—	(207,838)	(13,296)	194,542	144,348	147,896
Franklin Mutual Shares Securities (Pinnacle ™)	26,215	19,260	6,955	(218,827)	—	(1,031,742)	(523,509)	508,233	289,406	296,361
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	1,574	946	628	(1,560)	4,333	(8,827)	10,319	19,146	21,919	22,547
Franklin Small Cap Value Securities Fund (Pinnacle ™)	833	1,246	(413)	(23,567)	2,293	(27,335)	7,878	35,213	13,939	13,526
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	2,001	1,917	84	(10,671)	5,510	(42,357)	(1,538)	40,819	35,658	35,742
Templeton Foreign Securities (Pinnacle IV ™)	56,674	23,834	32,840	(401,901)	69,915	(1,201,343)	(425,056)	776,287	444,301	477,141
Templeton Foreign Securities (Pinnacle V ™)	9,579	4,781	4,798	(78,658)	11,817	(142,698)	2,365	145,063	78,222	83,020
Templeton Foreign Securities (Pinnacle ™)	28,578	11,560	17,018	(86,019)	35,255	(573,382)	(277,203)	296,179	245,415	262,433

See accompanying notes.

* - 2009 inception date of division.

7

Separate Account II

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non—Affiliated Class 2 (continued):
Templeton Growth Securities (Pinnacle IV ™)	$105,797	$38,479	$67,318	$(291,340)	$—	$(863,532)	$139,288	$1,002,820	$711,480	$778,798
Templeton Growth Securities (Pinnacle V ™)	60,001	25,048	34,953	(96,622)	—	(155,374)	410,671	566,045	469,423	504,376
Templeton Growth Securities (Pinnacle ™)	34,261	14,830	19,431	(284,306)	—	(917,575)	(398,709)	518,866	234,560	253,991
Van Kampen LIT Comstock (Pinnacle IV ™)	22,072	7,831	14,241	(105,898)	—	(368,852)	(147,580)	221,272	115,374	129,615
Van Kampen LIT Comstock (Pinnacle V ™)	3,068	1,101	1,967	(19,490)	—	(17,455)	12,915	30,370	10,880	12,847
Van Kampen LIT Comstock (Pinnacle ™)	10,670	3,297	7,373	(66,458)	—	(194,482)	(80,959)	113,523	47,065	54,438
Van Kampen LIT Capital Growth (Pinnacle IV ™)	—	4,334	(4,334)	51,798	—	(93,608)	31,170	124,778	176,576	172,242
Van Kampen LIT Capital Growth (Pinnacle V ™)	—	1,076	(1,076)	(757)	—	(2,938)	33,549	36,487	35,730	34,654
Van Kampen LIT Capital Growth (Pinnacle ™)	—	1,019	(1,019)	(7,503)	—	(25,766)	17,187	42,953	35,450	34,431
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	66,772	12,292	54,480	(148,959)	—	(213,936)	75,564	289,500	140,541	195,021
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	7,995	2,436	5,559	(30,891)	—	(35,997)	21,809	57,806	26,915	32,474
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	—	23,260	(23,260)	(961,909)	—	(1,605,768)	149,618	1,755,386	793,477	770,217
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	—	7,975	(7,975)	(170,872)	—	(296,318)	149,347	445,665	274,793	266,818
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	—	9,427	(9,427)	(47,933)	—	(228,078)	184,555	412,633	364,700	355,273
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	27,122	12,901	14,221	(454,406)	—	(663,758)	29,199	692,957	238,551	252,772
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	9,979	5,546	4,433	(130,073)	—	(180,778)	70,414	251,192	121,119	125,552
Van Kampen UIF US Mid Cap Value (Pinnacle V ™)	174	437	(263)	1,243	—	255	9,969	9,714	10,957	10,694
Van Kampen UIF US Mid Cap Value (Pinnacle IV ™) (Dec 4) *	—	2	(2)	—	—	—	33	33	33	31
Non—Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	1,416	1,168	248	(1,920)	5,308	(54,070)	(38,872)	15,198	18,586	18,834
DWS Small Cap Index VIP (Pinnacle ™)	14,346	10,688	3,658	(257,138)	53,804	(543,620)	(165,043)	378,577	175,243	178,901
Non—Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™) (Sept 18) *	—	47	(47)	—	—	—	440	440	440	393
Columbia VIT Mid Cap Value Class B (Pinnacle V ™) (May 20) *	49	47	2	4	—	—	1,048	1,048	1,052	1,054
Columbia VIT Small Cap Value Class B (Pinnacle ™) (Oct 22) *	—	20	(20)	(1)	—	—	6	6	5	(15)
Columbia VIT Small Cap Value Class B (Pinnacle IV ™) (Sept 18) *	—	47	(47)	(1)	—	—	91	91	90	43
Columbia VIT Small Cap Value Class B (Pinnacle V ™) (May 20) *	14	68	(54)	21	—	—	509	509	530	476
DWS Small Cap Index VIP (Pinnacle IV ™)	5,439	6,887	(1,448)	(112,322)	23,423	(187,965)	32,942	220,907	132,008	130,560
DWS Small Cap Index VIP (Pinnacle V ™)	4,990	5,192	(202)	(39,274)	21,494	(54,963)	61,965	116,928	99,148	98,946
Non—Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™)	9,213	1,940	7,273	(7,557)	—	(23,317)	4,352	27,669	20,112	27,385
PIMCO VIT All Asset (Pinnacle IV ™)	8,196	1,636	6,560	(996)	—	(7,673)	17,139	24,812	23,816	30,376
PIMCO VIT All Asset (Pinnacle V ™)	7,913	1,329	6,584	1,801	—	(1,526)	9,877	11,403	13,204	19,788
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	71,590	8,245	63,345	(157,748)	26,682	(223,102)	45,749	268,851	137,785	201,130
PIMCO VIT Commodity Real Return (Pinnacle V ™)	63,088	7,962	55,126	(105,219)	22,877	(148,558)	61,090	209,648	127,306	182,432
PIMCO VIT Commodity Real Return (Pinnacle ™)	11,033	1,021	10,012	(18,620)	4,136	(43,363)	(10,994)	32,369	17,885	27,897
PIMCO VIT Low Duration (Pinnacle IV ™)	15,877	3,791	12,086	5,310	5,070	(4,886)	3,539	8,425	18,805	30,891
PIMCO VIT Low Duration (Pinnacle ™)	9,277	1,375	7,902	(73)	4,465	(1,569)	(2,429)	(860)	3,532	11,434
PIMCO VIT Low Duration (Pinnacle V ™)	6,281	1,397	4,884	(49)	2,434	(1,172)	1,599	2,771	5,156	10,040
PIMCO VIT Real Return (Pinnacle IV ™)	50,089	10,502	39,587	(7,210)	1,059	(44,146)	35,017	79,163	73,012	112,599
PIMCO VIT Real Return (Pinnacle V ™)	17,338	3,865	13,473	(1,109)	355	(10,696)	15,141	25,837	25,083	38,556
PIMCO VIT Real Return (Pinnacle ™)	13,966	2,870	11,096	(2,828)	285	(12,907)	10,801	23,708	21,165	32,261
PIMCO VIT Total Return (Pinnacle V ™)	174,026	37,784	136,242	51,665	62,588	7,676	21,158	13,482	127,735	263,977
PIMCO VIT Total Return (Pinnacle IV ™)	310,957	69,372	241,585	305,873	57,995	89,537	130,896	41,359	405,227	646,812
PIMCO VIT Total Return (Pinnacle ™)	70,825	13,767	57,058	17,077	23,646	(6,350)	12,224	18,574	59,297	116,355

See accompanying notes.

* - 2009 inception date of division.

8

Separate Account II

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Investor Class:
Rydex VT All-Cap Opportunity Fund (Pinnacle IV ™)	$131	$2,142	$(2,011)	$(20,171)	$—	$(22,887)	$35,636	$58,523	$38,352	$36,341
Rydex VT All-Cap Opportunity Fund (Pinnacle V ™)	271	4,248	(3,977)	(25,836)	—	(37,809)	64,111	101,920	76,084	72,107
Rydex VT All-Cap Opportunity Fund (Pinnacle ™)	15	135	(120)	(532)	—	(1,832)	1,039	2,871	2,339	2,219
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™)	—	1,078	(1,078)	1,923	—	(314)	2,367	2,681	4,604	3,526
Rydex VT Alternative Strategies Allocation (Pinnacle V ™) (Feb 26) *	—	446	(446)	1,621	—	—	242	242	1,863	1,417
Rydex VT Alternative Strategies Allocation (Pinnacle ™) (March 31) *	—	43	(43)	2	—	—	228	228	230	187
Rydex VT Managed Future Strategy (Pinnacle IV ™)	—	2,243	(2,243)	(9,622)	—	(2,417)	(1,567)	850	(8,772)	(11,015)
Rydex VT Managed Future Strategy (Pinnacle V ™) (Feb 3) *	—	952	(952)	(991)	—	—	(482)	(482)	(1,473)	(2,425)
Rydex VT Managed Future Strategy (Pinnacle ™) (April 21) *	—	516	(516)	14	—	—	(298)	(298)	(284)	(800)
Rydex VT Multi-Hedge Strategies (Pinnacle IV ™)	1,674	1,706	(32)	(10,019)	—	(4,602)	1,222	5,824	(4,195)	(4,227)
Rydex VT Multi-Hedge Strategies (Pinnacle V ™)	1,691	1,709	(18)	(6,190)	—	(5,281)	(846)	4,435	(1,755)	(1,773)
Rydex VT Multi-Hedge Strategies (Pinnacle ™)	131	231	(100)	(1,837)	—	(1,692)	71	1,763	(74)	(174)

See accompanying notes.

* - 2009 inception date of division.

9

Separate Account II

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2009

	Increase (decrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$22,207	$(80,232)	$288,735	$230,710	$1,132	$(143,771)	$1,154,180	$(599)	$1,010,942	$1,241,652	$384,336	$1,625,988	112	(15,409)	128,593	113,296
Touchstone Aggressive ETF (Pinnacle ™)	7,207	(36,064)	56,609	27,752	—	(20,891)	304,353	(122)	283,340	311,092	124,742	435,834	—	(2,444)	30,120	27,676
Touchstone Aggressive ETF (Pinnacle V ™) (April 24) *	13,371	14,630	78,863	106,864	229,408	(10,994)	584,361	(2,257)	800,518	907,382	—	907,382	19,928	(1,094)	53,137	71,971
Touchstone Baron Small Cap (Pinnacle IV ™)	(24,887)	(313,567)	788,866	450,412	1,080	(284,532)	1,384,814	(838)	1,100,524	1,550,936	1,102,351	2,653,287	87	(22,892)	103,077	80,272
Touchstone Baron Small Cap (Pinnacle V ™)	(5,087)	(27,031)	120,344	88,226	51,774	(18,347)	270,007	(142)	303,292	391,518	165,562	557,080	7,133	(2,684)	36,694	41,143
Touchstone Baron Small Cap (Pinnacle ™)	(22,374)	(131,882)	631,690	477,434	4,313	(141,973)	(10,172)	(936)	(148,768)	328,666	1,610,308	1,938,974	163	(6,151)	(351)	(6,339)
Touchstone Conservative ETF (Pinnacle IV ™)	54,956	6,216	172,787	233,959	3	(244,894)	1,244,003	(308)	998,804	1,232,763	1,455,784	2,688,547	—	(23,944)	120,009	96,065
Touchstone Conservative ETF (Pinnacle ™)	6,934	(53,509)	68,415	21,840	598	(127,544)	(78,464)	(133)	(205,543)	(183,703)	560,135	376,432	57	(12,216)	(9,101)	(21,260)
Touchstone Conservative ETF Fund (Pinnacle V ™) (April 24) *	25,014	15,001	(3,184)	36,831	493,074	(46,915)	458,518	(1,696)	902,981	939,812	—	939,812	44,726	(4,537)	43,286	83,475
Touchstone Core Bond (Pinnacle IV ™)	37,864	(21,316)	98,887	115,435	15,051	(214,652)	108,628	(583)	(91,556)	23,879	1,038,638	1,062,517	1,201	(18,632)	8,368	(9,063)
Touchstone Core Bond (Pinnacle ™)	29,742	(13,587)	90,745	106,900	—	(138,725)	(89,471)	(189)	(228,385)	(121,485)	969,154	847,669	—	(12,026)	(7,838)	(19,864)
Touchstone Core Bond (PinnacleV ™)	15,412	(4,042)	18,960	30,330	106,042	(6,029)	46,790	(1,169)	145,634	175,964	222,710	398,674	9,805	(673)	4,077	13,209
Touchstone Enhanced ETF (Pinnacle IV ™)	16,509	(479,056)	685,795	223,248	778	(102,900)	(63,855)	(1,157)	(167,134)	56,114	1,043,089	1,099,203	81	(12,335)	(2,802)	(15,056)
Touchstone Enhanced ETF (Pinnacle ™)	4,080	(1,043,658)	1,128,285	88,707	—	(6,927)	(1,005,804)	(295)	(1,013,026)	(924,319)	1,468,146	543,827	—	(806)	(116,350)	(117,156)
Touchstone Enhanced ETF (Pinnacle V ™) (April 24) *	5,138	1,646	41,248	48,032	9,614	(7,350)	208,023	(270)	210,017	258,049	—	258,049	827	(634)	20,295	20,488
Touchstone GMAB Aggressive ETF (Pinnacle IV ™) (April 24) *	4,696	8,477	98,498	111,671	—	(11,554)	474,646	(376)	462,716	574,387	—	574,387	—	(1,182)	46,901	45,719
Touchstone GMAB Aggressive ETF (Pinnacle V ™) (April 24) *	4,440	10,437	103,144	118,021	—	(10,608)	494,558	(429)	483,521	601,542	—	601,542	—	(955)	48,869	47,914
Touchstone GMAB Conservative ETF (Pinnacle IV ™) (April 24) *	11,610	11,742	48,893	72,245	—	(78,324)	663,085	(147)	584,614	656,859	—	656,859	—	(7,627)	66,175	58,548
Touchstone GMAB Conservative ETF (Pinnacle V ™) (April 24) *	9,183	7,595	39,867	56,645	—	(45,821)	524,951	(179)	478,951	535,596	—	535,596	—	(4,412)	52,185	47,773
Touchstone GMAB Moderate ETF (Pinnacle IV ™) (April 24) *	19,315	2,153	154,393	175,861	—	(4,538)	952,787	(114)	948,135	1,123,996	—	1,123,996	—	(410)	94,478	94,068
Touchstone GMAB Moderate ETF(Pinnacle V ™) (April 24) *	17,743	3,035	147,148	167,926	10,000	(17,976)	916,025	(472)	907,577	1,075,503	—	1,075,503	936	(1,696)	90,832	90,072
Touchstone High Yield (Pinnacle IV ™)	304,142	(258,361)	1,814,671	1,860,452	27,323	(162,250)	1,322,795	(894)	1,186,974	3,047,426	3,527,067	6,574,493	1,907	(13,741)	109,949	98,115
Touchstone High Yield (Pinnacle ™)	69,100	(460,326)	879,457	488,231	420	(425,445)	(1,695,023)	(663)	(2,120,711)	(1,632,480)	3,265,749	1,633,269	36	(38,064)	(165,664)	(203,692)
Touchstone High Yield (PinnacleV ™)	238,125	(2,519)	816,552	1,052,158	504,843	(55,109)	2,543,105	(144)	2,992,695	4,044,853	882,847	4,927,700	58,503	(6,268)	298,303	350,538
Touchstone Large Cap Core Equity (Pinnacle IV ™)	10,565	(1,089)	912,759	922,235	3,924	(341,175)	3,136,361	(2,041)	2,797,069	3,719,304	1,767,544	5,486,848	440	(38,214)	350,605	312,831
Touchstone Large Cap Core Equity (Pinnacle ™)	(2,230)	(529,552)	1,967,596	1,435,814	94,201	(679,069)	(707,025)	(6,679)	(1,298,572)	137,242	8,031,475	8,168,717	9,777	(74,664)	(90,143)	(155,030)
Touchstone Large Cap Core Equity (PinnacleV ™)	977	126,253	193,052	320,282	156,859	(15,799)	1,001,923	(786)	1,142,197	1,462,479	147,254	1,609,733	24,387	(2,535)	171,869	193,721
Touchstone Mid Cap Growth (Pinnacle IV ™)	(22,792)	(508,816)	1,069,683	538,075	6,471	(143,657)	59,733	(1,529)	(78,982)	459,093	1,538,773	1,997,866	540	(12,884)	4,858	(7,486)
Touchstone Mid Cap Growth (Pinnacle ™)	(8,515)	(254,430)	477,384	214,439	2,160	(104,129)	(18,367)	(678)	(121,014)	93,425	644,102	737,527	177	(8,945)	(1,077)	(9,845)
Touchstone Mid Cap Growth (PinnacleV ™)	(7,710)	(137,858)	327,992	182,424	282,001	(118,327)	34,200	(1,010)	196,864	379,288	380,190	759,478	37,968	(15,499)	6,459	28,928
Touchstone Moderate ETF (Pinnacle IV ™)	87,945	(68,267)	616,596	636,274	2,736	(139,827)	1,963,743	(1,218)	1,825,434	2,461,708	2,057,023	4,518,731	272	(14,259)	211,565	197,578
Touchstone Moderate ETF (Pinnacle V ™)	52,393	(871)	182,411	233,933	596,323	(123,099)	1,491,955	(4,679)	1,960,500	2,194,433	60,801	2,255,234	68,822	(14,365)	180,578	235,035
Touchstone Moderate ETF (Pinnacle ™)	22,014	(245,045)	363,629	140,598	—	(175,659)	(449,729)	(890)	(626,278)	(485,680)	1,818,172	1,332,492	—	(18,562)	(52,607)	(71,169)
Touchstone Money Market (Pinnacle V ™) (April 24) *	(14,465)	—	—	(14,465)	2,122,833	(132,225)	238,095	(549)	2,228,154	2,213,689	—	2,213,689	212,856	(13,304)	23,370	222,922
Touchstone Money Market (Pinnacle IV ™)	(70,045)	—	—	(70,045)	125,466	(3,213,914)	10,060,158	(3,278)	6,968,432	6,898,387	2,791	6,901,178	11,439	(295,799)	915,513	631,153
Touchstone Money Market (Pinnacle ™)	(33,571)	—	—	(33,571)	199,824	(3,238,538)	(1,005,897)	(4,481)	(4,049,092)	(4,082,663)	11,039,135	6,956,472	18,051	(292,988)	(90,927)	(365,864)
Touchstone Third Avenue Value (Pinnacle IV ™)	26,016	(2,151,202)	3,401,970	1,276,784	17,071	(723,415)	(403,322)	(3,761)	(1,113,427)	163,357	5,274,862	5,438,219	1,531	(66,727)	(34,964)	(100,160)
Touchstone Third Avenue Value (Pinnacle V ™)	5,324	(83,588)	314,562	236,298	146,644	(115,604)	147,755	(615)	178,180	414,478	546,604	961,082	24,769	(17,692)	29,038	36,115
Touchstone Third Avenue Value (Pinnacle ™)	45,017	(841,867)	2,707,111	1,910,261	32,616	(1,034,855)	(543,012)	(4,251)	(1,549,502)	360,759	7,525,795	7,886,554	912	(29,487)	(16,127)	(44,702)
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	162,376	(50,157)	331,525	443,744	1,346	(186,423)	1,612,459	(783)	1,426,599	1,870,343	780,271	2,650,614	73	(9,897)	91,887	82,063
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	23,590	(683,841)	936,202	275,951	8,461	(267,256)	48,656	(1,040)	(211,179)	64,772	1,291,491	1,356,263	521	(16,666)	3,091	(13,054)
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	2,885	(75,582)	144,729	72,032	—	(38,534)	(40,233)	(286)	(79,053)	(7,021)	356,798	349,777	—	(6,059)	(6,958)	(13,017)
Fidelity VIP Overseas (Pinnacle ™)	4,177	(65,369)	141,217	80,025	—	(43,854)	(9,024)	(284)	(53,162)	26,863	398,456	425,319	—	(8,353)	(1,477)	(9,830)
Fidelity VIP Equity-Income (Pinnacle ™)	28,983	(397,990)	1,155,304	786,297	21,198	(361,242)	(46,128)	(2,056)	(388,228)	398,069	3,173,708	3,571,777	2,444	(38,403)	(5,513)	(41,472)
Fidelity VIP II Contrafund (Pinnacle ™)	2,757	(1,826,643)	3,833,798	2,009,912	36,631	(1,332,063)	(211,041)	(5,155)	(1,511,628)	498,284	7,446,402	7,944,686	2,506	(95,717)	(21,651)	(114,862)
Fidelity VIP II Index 500 (Pinnacle IV ™)	5,398	(13,559)	124,114	115,953	—	(35,667)	—	(170)	(35,837)	80,116	486,233	566,349	—	(5,282)	—	(5,282)
Fidelity VIP II Index 500 (Pinnacle ™)	35,601	(268,062)	913,824	681,363	12,206	(355,202)	(88,072)	(3,102)	(434,170)	247,193	3,160,127	3,407,320	1,620	(56,652)	(15,444)	(70,476)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	205,567	(11,453)	156,767	350,881	—	(297,713)	(39,654)	(1,034)	(338,401)	12,480	2,679,195	2,691,675	—	(29,061)	(3,889)	(32,950)
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	258,728	(20,203)	194,990	433,515	—	(292,323)	(146,111)	(1,437)	(439,871)	(6,356)	3,334,870	3,328,514	—	(28,592)	(14,635)	(43,227)
Fidelity VIP III Growth & Income (Pinnacle ™)	(5,556)	(156,548)	585,571	423,467	18,751	(259,969)	(107,615)	(1,404)	(350,237)	73,230	2,061,850	2,135,080	1,827	(27,580)	(12,012)	(37,765)
Fidelity VIP III Growth Opportunities (Pinnacle ™)	(5,949)	(47,182)	299,571	246,440	805	(101,520)	28,064	(585)	(73,236)	173,204	558,839	732,043	139	(14,384)	5,373	(8,872)

See accompanying notes

* - 2009 inception date of division.

10

Separate Account II

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	$(6,046)	$(24,575)	$187,157	$156,536	$—	$(78,783)	$(16,441)	$(576)	$(95,800)	$60,736	$651,590	$712,326	—	(12,721)	(2,197)	(14,918)
Fidelity VIP III Mid Cap (Pinnacle ™)	(11,839)	(309,420)	1,713,282	1,392,023	—	(493,909)	(117,942)	(2,872)	(614,723)	777,300	3,970,386	4,747,686	—	(19,856)	(5,030)	(24,886)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	1,377	(44,024)	88,573	45,926	2,112	(27,275)	(72,019)	(177)	(97,359)	(51,433)	256,268	204,835	267	(2,922)	(8,004)	(10,659)
Fidelity VIP Asset Manager (Pinnacle V ™)	2,573	(11,089)	53,234	44,718	130,888	(880)	(22,279)	(443)	107,286	152,004	116,003	268,007	15,178	(160)	(2,257)	12,761
Fidelity VIP Asset Manager (Pinnacle ™)	452	(18,689)	33,626	15,389	—	(9,303)	(31,092)	(97)	(40,492)	(25,103)	90,121	65,018	—	(919)	(3,435)	(4,354)
Fidelity VIP Balanced (Pinnacle IV ™)	5,593	(40,840)	349,745	314,498	—	(91,851)	6,563	(271)	(85,559)	228,939	905,508	1,134,447	—	(8,642)	674	(7,968)
Fidelity VIP Balanced (Pinnacle V ™)	3,190	(37,279)	109,886	75,797	168,761	(4,788)	951	(515)	164,409	240,206	202,734	442,940	21,647	(761)	(1,856)	19,030
Fidelity VIP Balanced (Pinnacle ™)	2,881	(5,479)	91,126	88,528	10,000	(10,642)	95,242	(224)	94,376	182,904	204,904	387,808	1,198	(1,026)	9,293	9,465
Fidelity VIP Contrafund (Pinnacle IV ™)	(22,907)	(3,889,509)	5,679,559	1,767,143	27,953	(926,304)	(2,179,750)	(4,123)	(3,082,224)	(1,315,081)	10,575,266	9,260,185	2,589	(84,243)	(274,486)	(356,140)
Fidelity VIP Contrafund (Pinnacle V ™)	(1,203)	(569,712)	986,285	415,370	742,663	(165,221)	(26,261)	(3,016)	548,165	963,535	1,661,022	2,624,557	100,516	(24,750)	(25,300)	50,466
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	(2,849)	(94,632)	135,272	37,791	1	(6,198)	17,393	(244)	10,952	48,743	234,727	283,470	—	(1,161)	1,358	197
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	(2,777)	(102,496)	151,232	45,959	—	(39,096)	6,334	(224)	(32,986)	12,973	247,632	260,605	—	(6,804)	1,520	(5,284)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	(394)	(1,505)	10,693	8,794	22,788	(1,112)	50,045	(82)	71,639	80,433	13,524	93,957	3,376	(188)	7,811	10,999
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	(2,967)	(85,708)	148,247	59,572	—	(83,129)	38,592	(163)	(44,700)	14,872	217,192	232,064	—	(9,084)	3,968	(5,116)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	(604)	(8,761)	22,970	13,605	1,573	(5,344)	30,893	(56)	27,066	40,671	26,281	66,952	282	(860)	4,789	4,211
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	(735)	(21,532)	36,615	14,348	—	(10,554)	11,989	(52)	1,383	15,731	51,865	67,596	—	(1,242)	1,080	(162)
Fidelity VIP Equity-Income (Pinnacle IV ™)	10,852	(531,590)	1,011,332	490,594	5,695	(252,028)	(233,164)	(1,027)	(480,524)	10,070	2,240,209	2,250,279	768	(29,939)	(33,900)	(63,071)
Fidelity VIP Equity-Income (Pinnacle V ™)	3,949	(96,188)	250,155	157,916	113,711	(14,211)	85,298	(780)	184,018	341,934	342,487	684,421	20,404	(2,734)	19,732	37,402
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	3,478	(15,457)	30,687	18,708	—	(15,949)	(35,077)	—	(51,026)	(32,318)	174,357	142,039	—	(2,198)	(5,503)	(7,701)
Fidelity VIP Freedom 2010 (Pinnacle ™)	30	(5,449)	5,598	179	—	(12,980)	305	—	(12,675)	(12,496)	14,248	1,752	—	(1,686)	(10)	(1,696)
Fidelity VIP Freedom 2010 (Pinnacle V ™)	14,404	(33,802)	78,858	59,460	235,698	(4,468)	12,616	(1,803)	242,043	301,503	225,806	527,309	27,114	(825)	1,312	27,601
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	426	(21)	1,649	2,054	3	—	9,934	(9)	9,928	11,982	2,604	14,586	—	(1)	1,260	1,259
Fidelity VIP Freedom 2015 (Pinnacle ™)	111	(20,337)	16,547	(3,679)	—	—	(34,575)	(16)	(34,591)	(38,270)	42,019	3,749	—	(2)	(5,302)	(5,304)
Fidelity VIP Freedom 2015 (Pinnacle V ™)	32,513	(10,538)	139,054	161,029	485,809	(4,470)	12,603	(3,898)	490,044	651,073	480,666	1,131,739	60,002	(1,135)	1,574	60,441
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	4,337	(6,170)	43,865	42,032	—	—	1,774	(69)	1,705	43,737	152,299	196,036	—	(10)	370	360
Fidelity VIP Freedom 2020 (Pinnacle V ™)	33,787	(26,002)	169,947	177,732	830,256	—	(86,032)	(4,629)	739,595	917,327	407,947	1,325,274	106,631	(621)	(10,654)	95,356
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	423	4	3,821	4,248	—	—	—	(30)	(30)	4,218	15,277	19,495	—	(5)	(1)	(6)
Fidelity VIP Freedom 2025 (Pinnacle V ™)	12,287	(155,666)	367,316	223,937	471,399	—	(718,312)	(6,549)	(253,462)	(29,525)	745,976	716,451	62,932	(867)	(90,379)	(28,314)
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	147	(13,932)	18,128	4,343	—	(1,104)	(8,480)	(74)	(9,658)	(5,315)	24,106	18,791	—	(151)	(1,380)	(1,531)
Fidelity VIP Freedom 2030 (Pinnacle V ™)	1,982	(4,157)	41,505	39,330	53,631	—	84,575	(84)	138,122	177,452	19,898	197,350	8,896	(11)	12,693	21,578
Fidelity VIP Growth & Income (Pinnacle IV ™)	(5,628)	(136,517)	333,574	191,429	1,250	(130,322)	(90,592)	(965)	(220,629)	(29,200)	886,756	857,556	159	(16,435)	(10,171)	(26,447)
Fidelity VIP Growth & Income (Pinnacle V ™)	(1,511)	(16,827)	84,273	65,935	64,080	(13,943)	26,766	(247)	76,656	142,591	210,926	353,517	10,161	(2,340)	4,464	12,285
Fidelity VIP Growth (Pinnacle IV ™)	(12,630)	(204,425)	459,223	242,168	1,612	(105,814)	(141,113)	(976)	(246,291)	(4,123)	1,114,240	1,110,117	257	(16,673)	(22,080)	(38,496)
Fidelity VIP Growth (Pinnacle ™)	(2,170)	(72,597)	120,392	45,625	2,147	(33,711)	(34,414)	(102)	(66,080)	(20,455)	209,162	188,707	342	(5,362)	(4,784)	(9,804)
Fidelity VIP Growth (Pinnacle V ™)	(766)	(24,216)	41,076	16,094	47,904	(2,517)	59,503	(141)	104,749	120,843	50,926	171,769	6,783	(382)	7,842	14,243
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	(2,497)	(48,057)	125,948	75,394	732	(19,472)	21,158	(152)	2,266	77,660	186,584	264,244	86	(3,061)	2,592	(383)
Fidelity VIP Growth Opportunities (Pinnacle V ™)	(661)	(6,883)	30,253	22,709	94,418	(617)	17,120	(170)	110,751	133,460	31,802	165,262	14,584	(146)	2,821	17,259
Fidelity VIP High Income (Pinnacle IV ™)	106,703	(13,181)	258,388	351,910	1,168	(353,297)	632,371	(337)	279,905	631,815	1,062,800	1,694,615	103	(31,556)	44,786	13,333
Fidelity VIP High Income (Pinnacle V ™)	33,762	(28,147)	106,647	112,262	105,383	(16,440)	163,065	(25)	251,983	364,245	191,064	555,309	11,850	(2,058)	18,378	28,170
Fidelity VIP High Income (Pinnacle ™)	276,267	125,764	631,713	1,033,744	758	(287,979)	2,984,212	(197)	2,696,794	3,730,538	730,313	4,460,851	63	(27,371)	300,104	272,796
Fidelity VIP II Index 500 (Pinnacle IV ™)	23,856	(408,334)	1,033,526	649,048	5,597	(331,294)	(198,989)	(1,060)	(525,746)	123,302	3,102,949	3,226,251	900	(55,361)	(29,387)	(83,848)
Fidelity VIP II Index 500 (Pinnacle ™)	12,705	(247,170)	542,433	307,968	24,521	(103,050)	49,301	(304)	(29,532)	278,436	1,206,354	1,484,790	4,066	(16,301)	9,831	(2,404)
Fidelity VIP II Index 500 (Pinnacle V ™)	4,946	(131,335)	272,445	146,056	203,906	(10,533)	(126,505)	(463)	66,405	212,461	530,376	742,837	31,999	(1,813)	(18,953)	11,233
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	295,022	(195,244)	408,884	508,662	5,579	(758,192)	1,321,876	(1,171)	568,092	1,076,754	3,681,770	4,758,524	513	(70,517)	118,159	48,155
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	72,269	(10,853)	59,038	120,454	426,595	(51,306)	347,886	(2,546)	720,629	841,083	637,590	1,478,673	39,988	(5,303)	33,972	68,657
Fidelity VIP Investment Grade Bond (Pinnacle ™)	197,593	(32,878)	157,634	322,349	44,927	(420,461)	(133,085)	(768)	(509,387)	(187,038)	2,731,807	2,544,769	4,181	(38,686)	(13,230)	(47,735)
Fidelity VIP Mid Cap (Pinnacle IV ™)	(13,715)	(1,635,413)	3,168,448	1,519,320	11,777	(483,888)	1,939,428	(3,102)	1,464,215	2,983,535	4,655,869	7,639,404	854	(31,971)	98,412	67,295
Fidelity VIP Mid Cap (Pinnacle ™)	(2,305)	(265,385)	479,284	211,594	7,081	(152,738)	43,785	(476)	(102,348)	109,246	762,708	871,954	1,012	(20,110)	(1,708)	(20,806)
Fidelity VIP Mid Cap (Pinnacle V ™)	(1,249)	(72,565)	333,046	259,232	153,612	(26,951)	640,497	(452)	766,706	1,025,938	451,596	1,477,534	19,963	(3,894)	84,471	100,540
Fidelity VIP Overseas (Pinnacle IV ™)	6,969	(1,041,120)	1,185,605	151,454	3,026	(236,211)	(460,848)	(872)	(694,905)	(543,451)	1,703,804	1,160,353	309	(25,228)	(55,616)	(80,535)
Fidelity VIP Overseas (Pinnacle V ™)	4,329	(21,072)	104,036	87,293	132,190	(13,168)	64,249	(435)	182,836	270,129	243,467	513,596	21,230	(2,370)	10,793	29,653
Fidelity VIP Overseas (Pinnacle ™)	5,507	(533,053)	645,972	118,426	—	(68,507)	(285,372)	(391)	(354,270)	(235,844)	1,026,823	790,979	—	(7,428)	(33,284)	(40,712)
Fidelity VIP Value Strategies (Pinnacle IV ™)	(206)	11,680	9,022	20,496	—	(15,481)	305,902	(12)	290,409	310,905	23,101	334,006	—	(1,941)	38,959	37,018

See accompanying notes.

* - 2009 inception date of division.

11

Separate Account II

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Value Strategies (Pinnacle ™)	$(550)	$16,623	$5,501	$21,574	$—	$(17,936)	$(69,351)	$(13)	$(87,300)	$(65,726)	$83,832	$18,106	—	(2,368)	(11,493)	(13,861)
Fidelity VIP Value Strategies (Pinnacle V ™) (April 13) *	(43)	171	1,965	2,093	9,956	—	5,510	(34)	15,432	17,525	—	17,525	1,430	(4)	753	2,179
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	125,453	(236,347)	831,699	720,805	—	(460,909)	(77,212)	(3,430)	(541,551)	179,254	3,396,769	3,576,023	—	(49,672)	(8,241)	(57,913)
Franklin Income Securities (Pinnacle ™)	680,750	(131,793)	2,305,471	2,854,428	61,724	(1,717,926)	(351,404)	(4,902)	(2,012,508)	841,920	9,824,204	10,666,124	4,115	(130,564)	(30,133)	(156,582)
JPM IT Mid Cap Value (Pinnacle ™) (April 24) *	(679)	1,939	17,263	18,523	—	(9,827)	65,977	(133)	56,017	74,540	—	74,540	—	(811)	6,484	5,673
JPM IT Mid Cap Value (Pinnacle IV ™) (April 24) *	(3,844)	2,414	97,909	96,479	—	(26,705)	353,215	(234)	326,276	422,755	—	422,755	—	(2,479)	34,678	32,199
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	23,048	(8,129)	75,534	90,453	—	(13,244)	(21,026)	(198)	(34,468)	55,985	337,274	393,259	—	(723)	(1,138)	(1,861)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	17,965	(629,413)	841,754	230,306	—	(122,221)	(90,073)	(821)	(213,115)	17,191	1,186,424	1,203,615	—	(9,153)	(7,282)	(16,435)
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	86,951	(713,943)	1,173,491	546,499	14,092	(306,606)	(204,207)	(1,774)	(498,495)	48,004	2,714,295	2,762,299	1,536	(33,685)	(22,719)	(54,868)
Franklin Growth and Income Securities (Pinnacle ™)	27,980	(133,027)	289,646	184,599	20,508	(118,191)	36,903	(579)	(61,359)	123,240	791,592	914,832	2,986	(18,919)	5,697	(10,236)
Franklin Growth and Income Securities (Pinnacle V ™)	5,385	(66,652)	102,029	40,762	101,700	(18,765)	(790)	(652)	81,493	122,255	220,374	342,629	15,625	(3,466)	(2,405)	9,754
Franklin Income Securities (Pinnacle IV ™)	354,236	(873,833)	2,202,683	1,683,086	8,256	(597,214)	2,006,921	(2,001)	1,415,962	3,099,048	5,208,584	8,307,632	647	(46,347)	132,096	86,396
Franklin Income Securities (Pinnacle V ™)	65,674	(183,543)	489,918	372,049	418,804	(75,812)	616,119	(477)	958,634	1,330,683	810,464	2,141,147	54,802	(10,855)	75,907	119,854
Franklin Large Cap Growth Securities (Pinnacle IV ™)	(316)	(68,595)	235,589	166,678	28,732	(72,726)	54,826	(321)	10,511	177,189	554,584	731,773	3,013	(6,930)	5,829	1,912
Franklin Large Cap Growth Securities (Pinnacle V ™)	(336)	(30,867)	61,918	30,715	24,582	(8,100)	(28,454)	(401)	(12,373)	18,342	147,186	165,528	3,344	(1,320)	(4,873)	(2,849)
Franklin Large Cap Growth Securities (Pinnacle ™)	(59)	(15,098)	36,682	21,525	746	(17,438)	7,130	(69)	(9,631)	11,894	97,441	109,335	64	(1,797)	449	(1,284)
Franklin Mutual Shares Securities (Pinnacle IV ™)	9,126	(968,576)	1,383,334	423,884	4,470	(263,606)	(720,100)	(1,156)	(980,392)	(556,508)	3,154,634	2,598,126	415	(23,364)	(75,541)	(98,490)
Franklin Mutual Shares Securities (Pinnacle V ™)	3,548	(50,194)	194,542	147,896	220,066	(112,970)	164,017	(862)	270,251	418,147	449,249	867,396	33,879	(16,746)	25,686	42,819
Franklin Mutual Shares Securities (Pinnacle ™)	6,955	(218,827)	508,233	296,361	300	(244,192)	(28,603)	(698)	(273,193)	23,168	1,515,945	1,539,113	26	(22,304)	(3,339)	(25,617)
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	628	2,773	19,146	22,547	—	(14,897)	28,047	(104)	13,046	35,593	30,744	66,337	—	(2,407)	6,055	3,648
Franklin Small Cap Value Securities Fund (Pinnacle ™)	(413)	(21,274)	35,213	13,526	746	(6,650)	(87,066)	(23)	(92,993)	(79,467)	152,144	72,677	104	(1,065)	(15,243)	(16,204)
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	84	(5,161)	40,819	35,742	40,640	(6,394)	6,154	(104)	40,296	76,038	90,974	167,012	7,150	(1,148)	917	6,919
Templeton Foreign Securities (Pinnacle IV ™)	32,840	(331,986)	776,287	477,141	6,404	(220,168)	(22,159)	(854)	(236,777)	240,364	1,627,922	1,868,286	467	(16,058)	(3,610)	(19,201)
Templeton Foreign Securities (Pinnacle V ™)	4,798	(66,841)	145,063	83,020	137,995	(16,295)	20,285	(853)	141,132	224,152	254,303	478,455	17,778	(2,883)	1,402	16,297
Templeton Foreign Securities (Pinnacle ™)	17,018	(50,764)	296,179	262,433	10,240	(102,069)	68,501	(568)	(23,896)	238,537	791,527	1,030,064	839	(7,229)	4,079	(2,311)
Templeton Growth Securities (Pinnacle IV ™)	67,318	(291,340)	1,002,820	778,798	4,068	(157,686)	1,883,291	(597)	1,729,076	2,507,874	1,325,052	3,832,926	385	(13,598)	169,608	156,395
Templeton Growth Securities (Pinnacle V ™)	34,953	(96,622)	566,045	504,376	185,733	(24,138)	1,808,972	(494)	1,970,073	2,474,449	355,598	2,830,047	30,748	(4,180)	312,868	339,436
Templeton Growth Securities (Pinnacle ™)	19,431	(284,306)	518,866	253,991	240	(285,128)	(79,708)	(561)	(365,157)	(111,166)	1,282,585	1,171,419	21	(27,736)	(7,973)	(35,688)
Van Kampen LIT Comstock (Pinnacle IV ™)	14,241	(105,898)	221,272	129,615	12,438	(81,133)	(62,860)	(364)	(131,919)	(2,304)	570,715	568,411	1,270	(7,288)	(5,989)	(12,007)
Van Kampen LIT Comstock (Pinnacle V ™)	1,967	(19,490)	30,370	12,847	59,384	(502)	23,388	(231)	82,039	94,886	50,291	145,177	8,833	(144)	2,743	11,432
Van Kampen LIT Comstock (Pinnacle ™)	7,373	(66,458)	113,523	54,438	240	(56,751)	(32,836)	(190)	(89,537)	(35,099)	283,445	248,346	23	(5,452)	(3,152)	(8,581)
Van Kampen LIT Capital Growth (Pinnacle IV ™)	(4,334)	51,798	124,778	172,242	755	(108,745)	138,035	(140)	29,905	202,147	151,941	354,088	64	(11,355)	19,669	8,378
Van Kampen LIT Capital Growth (Pinnacle V ™)	(1,076)	(757)	36,487	34,654	27,946	(2,958)	86,824	(134)	111,678	146,332	5,569	151,901	4,088	(367)	12,575	16,296
Van Kampen LIT Capital Growth (Pinnacle ™)	(1,019)	(7,503)	42,953	34,431	—	(13,751)	6,314	(33)	(7,470)	26,961	46,430	73,391	—	(1,255)	1,060	(195)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	54,480	(148,959)	289,500	195,021	4,562	(132,864)	90,647	(248)	(37,903)	157,118	851,391	1,008,509	482	(13,908)	5,808	(7,618)
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	5,559	(30,891)	57,806	32,474	73,368	(8,057)	(29,232)	(210)	35,869	68,343	163,545	231,888	7,569	(890)	(4,612)	2,067
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	(23,260)	(961,909)	1,755,386	770,217	12,372	(137,821)	317,624	(1,236)	190,939	961,156	1,213,817	2,174,973	484	(5,476)	9,548	4,556
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	(7,975)	(170,872)	445,665	266,818	128,277	(131,496)	68,174	(912)	64,043	330,861	351,131	681,992	17,068	(16,233)	9,764	10,599
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	(9,427)	(47,933)	412,633	355,273	8,548	(85,558)	(9,599)	(545)	(87,154)	268,119	561,892	830,011	472	(3,848)	(277)	(3,653)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	14,221	(454,406)	692,957	252,772	26,455	(55,980)	(2,817)	(358)	(32,700)	220,072	901,184	1,121,256	6,726	(12,218)	2,143	(3,349)
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	4,433	(130,073)	251,192	125,552	93,762	(15,962)	65,943	(420)	143,323	268,875	259,142	528,017	18,744	(3,445)	16,269	31,568
Van Kampen UIF US Mid Cap Value (Pinnacle V ™)	(263)	1,243	9,714	10,694	72,303	(1,409)	(321)	(192)	70,381	81,075	4,141	85,216	9,716	(201)	17	9,532
Van Kampen UIF US Mid Cap Value (Pinnacle IV ™) (Dec 4) *	(2)	—	33	31	—	—	1,602	—	1,602	1,633	—	1,633	—	—	195	195
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	248	3,388	15,198	18,834	—	(1,826)	183	(36)	(1,679)	17,155	78,157	95,312	—	(198)	20	(178)
DWS Small Cap Index VIP (Pinnacle ™)	3,658	(203,334)	378,577	178,901	3,305	(78,024)	(44,480)	(547)	(119,746)	59,155	817,842	876,997	302	(7,862)	(3,806)	(11,366)
Non-Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™) (Sept 18) *	(47)	—	440	393	—	—	11,486	—	11,486	11,879	—	11,879	—	—	918	918
Columbia VIT Mid Cap Value Class B (Pinnacle V ™) (May 20) *	2	4	1,048	1,054	1,366	—	7,308	—	8,674	9,728	—	9,728	106	—	646	752
Columbia VIT Small Cap Value Class B (Pinnacle ™) (Oct 22) *	(20)	(1)	6	(15)	—	—	7,987	—	7,987	7,972	—	7,972	—	—	637	637
Columbia VIT Small Cap Value Class B (Pinnacle IV ™) (Sept 18) *	(47)	(1)	91	43	—	—	11,487	—	11,487	11,530	—	11,530	—	—	922	922
Columbia VIT Small Cap Value Class B (Pinnacle V ™) (May 20) *	(54)	21	509	476	9,051	(81)	6,848	(20)	15,798	16,274	—	16,274	730	(8)	580	1,302

See accompanying notes.

* - 2009 inception date of division.

12

Separate Account II

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
DWS Small Cap Index VIP (Pinnacle IV ™)	$(1,448)	$(88,899)	$220,907	$130,560	$862	$(15,579)	$(66,964)	$(277)	$(81,958)	$48,602	$340,561	$389,163	98	(1,611)	(1,457)	(2,970)
DWS Small Cap Index VIP (Pinnacle V ™)	(202)	(17,780)	116,928	98,946	27,733	(5,173)	101,935	(252)	124,243	223,189	195,739	418,928	5,364	(875)	19,118	23,607
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™)	7,273	(7,557)	27,669	27,385	—	(470)	(15,297)	(8)	(15,775)	11,610	132,888	144,498	—	(57)	(1,432)	(1,489)
PIMCO VIT All Asset (Pinnacle IV ™)	6,560	(996)	24,812	30,376	—	(20,005)	122,042	(11)	102,026	132,402	29,411	161,813	—	(2,095)	14,858	12,763
PIMCO VIT All Asset (Pinnacle V ™)	6,584	1,801	11,403	19,788	77,628	(18,734)	46,666	(40)	105,520	125,308	9,580	134,888	8,706	(2,318)	6,077	12,465
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	63,345	(131,066)	268,851	201,130	2,495	(30,633)	231,264	(325)	202,801	403,931	383,505	787,436	491	(5,432)	42,634	37,693
PIMCO VIT Commodity Real Return (Pinnacle V ™)	55,126	(82,342)	209,648	182,432	140,458	(100,954)	173,514	(789)	212,229	394,661	299,236	693,897	24,935	(16,570)	33,068	41,433
PIMCO VIT Commodity Real Return (Pinnacle ™)	10,012	(14,484)	32,369	27,897	—	(15,460)	63,383	(53)	47,870	75,767	46,349	122,116	—	(2,654)	11,275	8,621
PIMCO VIT Low Duration (Pinnacle IV ™)	12,086	10,380	8,425	30,891	88	(23,474)	89,052	(162)	65,504	96,395	178,460	274,855	9	(2,272)	9,291	7,028
PIMCO VIT Low Duration (Pinnacle ™)	7,902	4,392	(860)	11,434	—	(1,431)	197,289	(9)	195,849	207,283	29,481	236,764	—	(140)	18,958	18,818
PIMCO VIT Low Duration (Pinnacle V ™)	4,884	2,385	2,771	10,040	38,848	(10,322)	62,124	(44)	90,606	100,646	40,147	140,793	3,713	(1,000)	6,216	8,929
PIMCO VIT Real Return (Pinnacle IV ™)	39,587	(6,151)	79,163	112,599	17,770	(46,963)	134,287	(353)	104,741	217,340	566,842	784,182	1,894	(4,812)	14,834	11,916
PIMCO VIT Real Return (Pinnacle V ™)	13,473	(754)	25,837	38,556	44,880	(103,584)	127,252	(209)	68,339	106,895	156,937	263,832	4,467	(10,213)	13,580	7,834
PIMCO VIT Real Return (Pinnacle ™)	11,096	(2,543)	23,708	32,261	—	(11,953)	(14,892)	(101)	(26,946)	5,315	201,313	206,628	—	(1,176)	(1,533)	(2,709)
PIMCO VIT Total Return (Pinnacle V ™)	136,242	114,253	13,482	263,977	1,295,041	(223,553)	1,887,359	(4,365)	2,954,482	3,218,459	1,055,052	4,273,511	117,866	(21,548)	175,525	271,843
PIMCO VIT Total Return (Pinnacle IV ™)	241,585	363,868	41,359	646,812	19,413	(297,573)	(942,446)	(1,268)	(1,221,874)	(575,062)	4,354,131	3,779,069	1,817	(28,304)	(70,932)	(97,419)
PIMCO VIT Total Return (Pinnacle ™)	57,058	40,723	18,574	116,355	989	(26,693)	1,062,284	(125)	1,036,455	1,152,810	348,812	1,501,622	88	(2,492)	101,015	98,611
Non-Affiliated Investor Class:
Rydex VT All-Cap Opportunity Fund (Pinnacle IV ™)	(2,011)	(20,171)	58,523	36,341	2,980	(10,116)	(8,077)	(36)	(15,249)	21,092	129,356	150,448	469	(1,445)	(443)	(1,419)
Rydex VT All-Cap Opportunity Fund (Pinnacle V ™)	(3,977)	(25,836)	101,920	72,107	3,560	(99,798)	157,127	(48)	60,841	132,948	170,181	303,129	482	(12,648)	22,964	10,798
Rydex VT All-Cap Opportunity Fund (Pinnacle ™)	(120)	(532)	2,871	2,219	—	(751)	7,174	(4)	6,419	8,638	8,547	17,185	—	(120)	914	794
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™)	(1,078)	1,923	2,681	3,526	—	(5,591)	75,591	(9)	69,991	73,517	12,900	86,417	—	(575)	8,057	7,482
Rydex VT Alternative Strategies Allocation (Pinnacle V ™) (Feb 26) *	(446)	1,621	242	1,417	43,104	(13,429)	11,310	(104)	40,881	42,298	—	42,298	4,413	(1,417)	1,309	4,305
Rydex VT Alternative Strategies Allocation (Pinnacle ™) (March 31) *	(43)	2	228	187	—	—	4,514	—	4,514	4,701	—	4,701	—	—	477	477
Rydex VT Managed Future Strategy (Pinnacle IV ™)	(2,243)	(9,622)	850	(11,015)	—	(26,528)	138,441	(113)	111,800	100,785	46,085	146,870	—	(2,921)	14,404	11,483
Rydex VT Managed Future Strategy (Pinnacle V ™) (Feb 3) *	(952)	(991)	(482)	(2,425)	72,948	(3,719)	64,125	(42)	133,312	130,887	—	130,887	8,120	(413)	6,862	14,569
Rydex VT Managed Future Strategy (Pinnacle ™) (April 21) *	(516)	14	(298)	(800)	—	(1,170)	81,531	(7)	80,354	79,554	—	79,554	—	(131)	8,966	8,835
Rydex VT Multi-Hedge Strategies (Pinnacle IV ™)	(32)	(10,019)	5,824	(4,227)	1,857	(5,371)	95,468	(32)	91,922	87,695	75,583	163,278	235	(678)	11,844	11,401
Rydex VT Multi-Hedge Strategies (Pinnacle V ™)	(18)	(6,190)	4,435	(1,773)	78,212	(1,760)	38,874	(409)	114,917	113,144	51,584	164,728	9,873	(273)	4,875	14,475
Rydex VT Multi-Hedge Strategies (Pinnacle ™)	(100)	(1,837)	1,763	(174)	—	(15,056)	16,359	—	1,303	1,129	10,745	11,874	—	(1,906)	2,111	205

See accompanying notes.

* - 2009 inception date of division.

13

Separate Account II

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$3,073	$66,537	$(259,484)	$(189,874)	$—	$(137,090)	$(167,803)	$(342)	$(305,235)	$(495,109)	$879,445	$384,336	—	(12,042)	(14,780)	(26,822)
Touchstone Aggressive ETF (Pinnacle ™)	1,178	16,645	(80,853)	(63,030)	600	(103,579)	(20,427)	(191)	(123,597)	(186,627)	311,369	124,742	52	(8,929)	(1,922)	(10,799)
Touchstone Baron Small Cap (Pinnacle IV ™)	(26,540)	140,317	(846,567)	(732,790)	5,540	(389,737)	(194,038)	(657)	(578,892)	(1,311,682)	2,414,033	1,102,351	367	(28,849)	(12,938)	(41,420)
Touchstone Baron Small Cap (Pinnacle V ™)	(3,011)	16,438	(80,887)	(67,460)	41,418	(11,385)	128,842	(22)	158,853	91,393	74,169	165,562	5,695	(1,300)	14,131	18,526
Touchstone Baron Small Cap (Pinnacle ™)	(30,846)	530,764	(1,415,092)	(915,174)	9,256	(523,331)	(142,583)	(965)	(657,623)	(1,572,797)	3,183,105	1,610,308	452	(18,784)	(4,432)	(22,764)
Touchstone Conservative ETF (Pinnacle IV ™)	23,211	38,532	(259,062)	(197,319)	—	(110,703)	(37,340)	(235)	(148,278)	(345,597)	1,801,381	1,455,784	—	(11,437)	(3,290)	(14,727)
Touchstone Conservative ETF (Pinnacle ™)	(5,822)	(11,677)	(185,640)	(203,139)	598	(812,290)	(815,480)	(83)	(1,627,255)	(1,830,394)	2,390,529	560,135	55	(80,326)	(72,693)	(152,964)
Touchstone Core Bond (Pinnacle IV ™)	29,977	(21,552)	(91,970)	(83,545)	25,560	(225,237)	(290,159)	(699)	(490,535)	(574,080)	1,612,718	1,038,638	2,211	(19,920)	(27,362)	(45,071)
Touchstone Core Bond (Pinnacle ™)	31,834	(14,083)	(82,762)	(65,011)	2,000	(536,489)	322,453	(225)	(212,261)	(277,272)	1,246,426	969,154	172	(47,688)	27,745	(19,771)
Touchstone Core Bond (PinnacleV ™)	8,174	(9,704)	(8,953)	(10,483)	127,080	(1,044)	(427)	(511)	125,098	114,615	108,095	222,710	12,756	(157)	(403)	12,196
Touchstone Enhanced ETF (Pinnacle IV ™)	69,918	268,382	(869,005)	(530,705)	—	(206,136)	(52,341)	(1,154)	(259,631)	(790,336)	1,833,425	1,043,089	—	(17,672)	(5,036)	(22,708)
Touchstone Enhanced ETF (Pinnacle ™)	86,605	430,063	(1,490,374)	(973,706)	—	(257,674)	(1,881,191)	(324)	(2,139,189)	(3,112,895)	4,581,041	1,468,146	—	(22,077)	(165,909)	(187,986)
Touchstone High Yield (Pinnacle IV ™)	255,556	(239,880)	(644,911)	(629,235)	21,052	(122,279)	2,163,632	(953)	2,061,452	1,432,217	2,094,850	3,527,067	1,624	(9,616)	196,292	188,300
Touchstone High Yield (Pinnacle ™)	217,252	(343,372)	(286,245)	(412,365)	1,788	(503,230)	1,515,204	(593)	1,013,169	600,804	2,664,945	3,265,749	134	(37,514)	158,703	121,323
Touchstone High Yield (PinnacleV ™)	68,925	(6,506)	(112,824)	(50,405)	9,743	(1,101)	889,272	(60)	897,854	847,449	35,398	882,847	1,015	(124)	117,749	118,640
Touchstone Large Cap Core Equity (Pinnacle IV ™)	4,201	(1,357,596)	(137,620)	(1,491,015)	12,135	(370,193)	1,739,468	(1,819)	1,379,591	(111,424)	1,878,968	1,767,544	1,099	(32,024)	96,216	65,291
Touchstone Large Cap Core Equity (Pinnacle ™)	42,928	642,419	(5,088,984)	(4,403,637)	61,381	(1,864,946)	7,469,956	(6,407)	5,659,984	1,256,347	6,775,128	8,031,475	6,578	(166,447)	582,623	422,754
Touchstone Large Cap Core Equity (PinnacleV ™)	1,262	(160,597)	(11,057)	(170,392)	49,911	(4,531)	245,164	(272)	290,272	119,880	27,374	147,254	6,637	(667)	15,508	21,478
Touchstone Mid Cap Growth (Pinnacle IV ™)	51,523	(239,578)	(1,185,511)	(1,373,566)	102,374	(222,684)	(891,024)	(2,037)	(1,013,371)	(2,386,937)	3,925,710	1,538,773	6,228	(14,191)	(66,127)	(74,090)
Touchstone Mid Cap Growth (Pinnacle ™)	22,127	(186,998)	(401,750)	(566,621)	3,313	(303,879)	(399,432)	(775)	(700,773)	(1,267,394)	1,911,496	644,102	220	(18,468)	(27,440)	(45,688)
Touchstone Mid Cap Growth (PinnacleV ™)	13,747	38,282	(218,871)	(166,842)	233,740	(14,135)	133,689	(380)	352,914	186,072	194,118	380,190	27,442	(1,633)	18,032	43,841
Touchstone Moderate ETF (Pinnacle ™)	7,923	18,732	(598,313)	(571,658)	593	(723,966)	1,205,488	(648)	481,467	(90,191)	1,908,363	1,818,172	57	(65,382)	99,269	33,944
Touchstone Moderate ETF (Pinnacle V ™) (May 1) *	492	(286)	(16,518)	(16,312)	—	(331)	77,543	(99)	77,113	60,801	—	60,801	—	(45)	7,607	7,562
Touchstone Moderate ETF (Pinnacle IV ™)	7,826	18,892	(673,473)	(646,755)	—	(267,627)	967,268	(976)	698,665	51,910	2,005,113	2,057,023	—	(26,993)	78,667	51,674
Touchstone Money Market (Pinnacle IV ™)	42	—	—	42	—	(198)	1	(6)	(203)	(161)	2,952	2,791	—	(19)	—	(19)
Touchstone Money Market (Pinnacle ™)	184,994	—	—	184,994	966,229	(6,885,912)	7,250,537	(4,153)	1,326,701	1,511,695	9,527,440	11,039,135	88,148	(627,049)	661,740	122,839
Touchstone Third Avenue Value (Pinnacle IV ™)	8,200	256,664	(4,558,864)	(4,294,000)	35,612	(1,356,267)	(2,760,583)	(4,760)	(4,085,998)	(8,379,998)	13,654,860	5,274,862	2,225	(89,676)	(192,114)	(279,565)
Touchstone Third Avenue Value (Pinnacle V ™)	7,946	69,509	(307,332)	(229,877)	124,989	(8,084)	428,578	(244)	545,239	315,362	231,242	546,604	18,203	(1,253)	57,821	74,771
Touchstone Third Avenue Value (Pinnacle ™)	38,988	2,691,007	(8,214,498)	(5,484,503)	68,382	(2,853,623)	(1,991,212)	(4,867)	(4,781,320)	(10,265,823)	17,791,618	7,525,795	1,587	(61,492)	(41,440)	(101,345)
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV ™)	(620)	46,989	(292,349)	(245,980)	—	(54,975)	(309,545)	(432)	(364,952)	(610,932)	999,929	388,997	—	(3,798)	(19,521)	(23,319)
JP Morgan Mid Cap Value (Pinnacle ™)	171	5,893	(47,619)	(41,555)	—	(39,825)	(6,385)	(177)	(46,387)	(87,942)	157,442	69,500	—	(3,113)	(487)	(3,600)
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	91,985	(80,403)	(184,862)	(173,280)	8,781	(250,566)	(78,607)	(743)	(321,135)	(494,415)	1,274,686	780,271	594	(14,005)	(5,061)	(18,472)
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	179,833	565,961	(1,633,377)	(887,583)	10,939	(488,397)	(460,440)	(1,200)	(939,098)	(1,826,681)	3,118,172	1,291,491	417	(18,463)	(18,609)	(36,655)
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	20,751	(3,188)	(360,965)	(343,402)	—	(55,069)	(112,401)	(376)	(167,846)	(511,248)	868,046	356,798	—	(6,407)	(14,731)	(21,138)
Fidelity VIP Overseas (Pinnacle ™)	25,777	(28,392)	(407,381)	(409,996)	—	(130,831)	(184,311)	(414)	(315,556)	(725,552)	1,124,008	398,456	—	(15,763)	(22,494)	(38,257)
Fidelity VIP Equity-Income (Pinnacle ™)	49,154	(427,246)	(2,637,226)	(3,015,318)	223,380	(1,606,846)	(530,234)	(2,371)	(1,916,071)	(4,931,389)	8,105,097	3,173,708	16,976	(125,861)	(40,005)	(148,890)
Fidelity VIP II Contrafund (Pinnacle ™)	(32,955)	64,663	(5,758,866)	(5,727,158)	51,918	(2,728,430)	(143,018)	(5,399)	(2,824,929)	(8,552,087)	15,998,489	7,446,402	3,271	(140,344)	13,578	(123,495)
Fidelity VIP II Index 500 (Pinnacle IV ™)	3,902	(31,995)	(303,251)	(331,344)	—	(71,839)	(33,549)	(245)	(105,633)	(436,977)	923,210	486,233	—	(9,598)	(4,608)	(14,206)
Fidelity VIP II Index 500 (Pinnacle ™)	27,838	(304,082)	(1,947,149)	(2,223,393)	—	(1,158,505)	(398,316)	(3,537)	(1,560,358)	(3,783,751)	6,943,878	3,160,127	—	(142,521)	(45,940)	(188,461)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	105,443	(23,874)	(230,300)	(148,731)	—	(313,098)	(733,213)	(993)	(1,047,304)	(1,196,035)	3,875,230	2,679,195	—	(31,216)	(73,675)	(104,891)
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	132,573	(18,999)	(288,327)	(174,753)	—	(844,944)	(597,556)	(1,621)	(1,444,121)	(1,618,874)	4,953,744	3,334,870	—	(84,131)	(59,494)	(143,625)
Fidelity VIP III Growth & Income (Pinnacle ™)	68,972	540,765	(2,414,923)	(1,805,186)	16,763	(878,960)	(335,914)	(1,544)	(1,199,655)	(3,004,841)	5,066,691	2,061,850	1,734	(61,414)	(29,585)	(89,265)
Fidelity VIP III Growth Opportunities (Pinnacle ™)	(9,694)	64,681	(823,479)	(768,492)	1,250	(167,894)	(137,573)	(703)	(304,920)	(1,073,412)	1,632,251	558,839	119	(18,276)	(11,158)	(29,315)
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV ™)	5,371	32,664	(256,778)	(218,743)	19,769	(24,357)	(31,257)	(411)	(36,256)	(254,999)	724,367	469,368	1,817	(3,169)	(3,337)	(4,689)
Touchstone Aggressive ETF (Pinnacle V ™)	3,609	4,470	(101,045)	(92,966)	76,750	(16,103)	56,949	(989)	116,607	23,641	221,332	244,973	8,493	(2,056)	6,906	13,343
Touchstone Conservative ETF (Pinnacle IV ™)	19,806	11,364	(184,123)	(152,953)	56,664	(335,875)	635,504	(204)	356,089	203,136	964,961	1,168,097	5,274	(33,535)	59,644	31,383
Touchstone Conservative ETF (Pinnacle V ™)	2,160	(5,252)	(10,769)	(13,861)	94,600	(27,441)	(25,564)	(227)	41,368	27,507	99,558	127,065	10,206	(2,825)	(3,089)	4,292
Touchstone Enhanced ETF (Pinnacle IV ™)	20,275	63,650	(225,182)	(141,257)	15,460	(47,390)	(18,162)	(204)	(50,296)	(191,553)	501,239	309,686	1,505	(4,574)	(803)	(3,872)
Touchstone Enhanced ETF (Pinnacle V ™)	12,284	39,988	(122,443)	(70,171)	58,513	(2,382)	31,316	(151)	87,296	17,125	157,866	174,991	6,743	(361)	4,197	10,579
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	3,018	48,423	(260,849)	(209,408)	96,427	—	(1)	(601)	95,825	(113,583)	608,192	494,609	9,377	(65)	—	9,312
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	5,794	37,857	(211,673)	(168,022)	420,130	(41,897)	(10)	(221)	378,002	209,980	305,323	515,303	51,618	(6,407)	(1)	45,210

See accompanying notes

* - 2008 inception date of division.

14

Separate Account II

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Service Class (continued):
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	$8,450	$17,533	$(117,341)	$(91,358)	$124,187	$(17,719)	$(23)	$(220)	$106,225	$14,867	$706,365	$721,232	11,586	(1,723)	(2)	9,861
Touchstone GMAB Conservative ETF (Pinnacle V ™)	11,575	13,343	(51,299)	(26,381)	500,313	(35,103)	—	(65)	465,145	438,764	96,160	534,924	54,311	(3,526)	—	50,785
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	(1,777)	12,046	(285,430)	(275,161)	203,486	(6,566)	—	(234)	196,686	(78,475)	1,085,951	1,007,476	19,417	(738)	—	18,679
Touchstone GMAB Moderate ETF (Pinnacle V ™)	3,455	(14,767)	(176,860)	(188,172)	1,091,013	(92,475)	1	(135)	998,404	810,232	141,001	951,233	122,138	(12,182)	(1)	109,955
Touchstone Moderate ETF (Pinnacle IV ™)	9,277	7,099	(615,178)	(598,802)	221,774	(145,670)	42,339	(465)	117,978	(480,824)	2,635,500	2,154,676	20,630	(14,350)	3,587	9,867
Touchstone Moderate ETF (Pinnacle V ™)	2,487	(58,402)	(152,692)	(208,607)	446,548	(125,961)	13,307	(2,056)	331,838	123,231	638,545	761,776	47,782	(15,934)	1,932	33,780
Touchstone Money Market (Pinnacle IV ™)	247,392	—	—	247,392	392,308	(4,154,267)	14,642,200	(2,888)	10,877,353	11,124,745	12,308,798	23,433,543	36,378	(384,488)	1,354,239	1,006,129
Touchstone Money Market (Pinnacle V ™)	44,237	—	—	44,237	4,205,283	(141,559)	213,040	(292)	4,276,472	4,320,709	401,462	4,722,171	410,452	(13,788)	20,911	417,575
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	(9,495)	72,551	(790,912)	(727,856)	5,738	(358,930)	(102,180)	(687)	(456,059)	(1,183,915)	1,835,505	651,590	547	(39,361)	(12,611)	(51,425)
Fidelity VIP III Mid Cap (Pinnacle ™)	266,646	1,044,218	(4,456,529)	(3,145,665)	1,591	(1,605,147)	(1,113,259)	(3,052)	(2,719,867)	(5,865,532)	9,835,918	3,970,386	48	(51,394)	(37,283)	(88,629)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	65,455	(327,096)	(107,625)	(369,266)	115,286	(160,981)	(711,141)	(171)	(757,007)	(1,126,273)	1,382,541	256,268	9,371	(13,658)	(75,761)	(80,048)
Fidelity VIP Asset Manager (Pinnacle V ™)	5,305	(1,466)	(38,668)	(34,829)	70,171	(725)	29,381	(186)	98,641	63,812	52,191	116,003	7,226	(98)	3,502	10,630
Fidelity VIP Asset Manager (Pinnacle ™)	25,520	(35,543)	(68,656)	(78,679)	5,575	(355,845)	(47,976)	(109)	(398,355)	(477,034)	567,155	90,121	498	(29,437)	(5,468)	(34,407)
Fidelity VIP Balanced (Pinnacle IV ™)	16,238	(1,590)	(579,129)	(564,481)	14,078	(226,612)	(43,148)	(290)	(255,972)	(820,453)	1,725,961	905,508	1,057	(18,646)	(5,733)	(23,322)
Fidelity VIP Balanced (Pinnacle V ™)	1,816	(12,917)	(70,562)	(81,663)	173,929	(24,222)	75,037	(119)	224,625	142,962	59,772	202,734	19,552	(3,098)	9,015	25,469
Fidelity VIP Balanced (Pinnacle ™)	3,788	(5,885)	(132,317)	(134,414)	2,000	(75,392)	(135,790)	(319)	(209,501)	(343,915)	548,819	204,904	168	(6,606)	(11,659)	(18,097)
Fidelity VIP Contrafund (Pinnacle IV ™)	(71,858)	(6,102,830)	(1,404,380)	(7,579,068)	238,786	(1,378,415)	681,134	(4,702)	(463,197)	(8,042,265)	18,617,531	10,575,266	15,371	(100,928)	91,530	5,973
Fidelity VIP Contrafund (Pinnacle V ™)	(3,247)	(435,924)	(354,474)	(793,645)	724,831	(92,917)	972,107	(1,153)	1,602,868	809,223	851,799	1,661,022	78,455	(10,655)	126,341	194,141
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	(3,661)	(70,112)	(64,115)	(137,888)	3,000	(31,147)	(17,296)	(292)	(45,735)	(183,623)	418,350	234,727	364	(3,907)	(2,859)	(6,402)
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	(4,237)	(42,475)	(106,119)	(152,831)	150	(138,313)	(23,293)	(271)	(161,727)	(314,558)	562,190	247,632	19	(17,197)	(3,029)	(20,207)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	(34)	13	(2,496)	(2,517)	9,988	(179)	6,268	(36)	16,041	13,524	—	13,524	1,370	(30)	958	2,298
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	(3,134)	(24,495)	(137,395)	(165,024)	—	(21,120)	(54,527)	(188)	(75,835)	(240,859)	458,051	217,192	—	(1,659)	(3,898)	(5,557)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	(204)	(5,479)	(6,855)	(12,538)	29,351	(2,360)	(1,762)	(38)	25,191	12,653	13,628	26,281	3,909	(420)	(232)	3,257
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	(1,042)	(17,714)	(32,195)	(50,951)	—	(19,680)	(57,980)	(66)	(77,726)	(128,677)	180,542	51,865	—	(1,748)	(4,311)	(6,059)
Fidelity VIP Equity-Income (Pinnacle IV ™)	23,911	(253,788)	(1,666,769)	(1,896,646)	14,427	(445,876)	(111,579)	(1,259)	(544,287)	(2,440,933)	4,681,142	2,240,209	1,402	(41,584)	(11,856)	(52,038)
Fidelity VIP Equity-Income (Pinnacle V ™)	7,003	(39,356)	(132,783)	(165,136)	133,816	(3,934)	239,346	(365)	368,863	203,727	138,760	342,487	16,237	(697)	35,759	51,299
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	6,594	(4,171)	(8,912)	(6,489)	—	(552)	181,398	—	180,846	174,357	—	174,357	—	(69)	23,187	23,118
Fidelity VIP Freedom 2010 (Pinnacle ™)	290	(2,177)	(5,478)	(7,365)	—	(5,686)	21,304	(64)	15,554	8,189	6,059	14,248	—	(598)	1,892	1,294
Fidelity VIP Freedom 2010 (Pinnacle V ™)	6,670	(4,351)	(68,357)	(66,038)	232,641	(16,925)	43,829	(781)	258,764	192,726	33,080	225,806	23,716	(2,434)	5,669	26,951
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	57	(315)	(1,026)	(1,284)	1,771	(1,273)	3,400	(10)	3,888	2,604	—	2,604	178	(178)	355	355
Fidelity VIP Freedom 2015 (Pinnacle ™)	1,177	1,851	(15,871)	(12,843)	—	—	54,877	(15)	54,862	42,019	—	42,019	—	(2)	5,720	5,718
Fidelity VIP Freedom 2015 (Pinnacle V ™)	16,227	(3,556)	(157,390)	(144,719)	482,530	—	95,177	(1,321)	576,386	431,667	48,999	480,666	51,523	(165)	10,017	61,375
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	5,227	(3,227)	(39,349)	(37,349)	45,683	—	98,492	(30)	144,145	106,796	45,503	152,299	4,742	(3)	13,258	17,997
Fidelity VIP Freedom 2020 (Pinnacle V ™)	12,164	(10,130)	(146,355)	(144,321)	444,905	—	34,947	(957)	478,895	334,574	73,373	407,947	50,398	(123)	3,339	53,614
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	487	430	(7,139)	(6,222)	21,500	—	(1)	—	21,499	15,277	—	15,277	2,304	—	—	2,304
Fidelity VIP Freedom 2025 (Pinnacle V ™)	25,176	(45,188)	(281,528)	(301,540)	517,954	—	9,711	(4,382)	523,283	221,743	524,233	745,976	62,265	(562)	524	62,227
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	674	1,895	(14,832)	(12,263)	36,369	—	—	—	36,369	24,106	—	24,106	3,855	—	—	3,855
Fidelity VIP Freedom 2030 (Pinnacle V ™)	627	(1,456)	(3,339)	(4,168)	13,609	—	8,631	(19)	22,221	18,053	1,845	19,898	2,079	(3)	972	3,048
Fidelity VIP Growth & Income (Pinnacle IV ™)	24,509	122,190	(878,750)	(732,051)	10,275	(237,677)	(101,705)	(1,184)	(330,291)	(1,062,342)	1,949,098	886,756	867	(21,431)	(9,495)	(30,059)
Fidelity VIP Growth & Income (Pinnacle V ™)	1,795	(13,403)	(112,764)	(124,372)	85,160	(887)	152,008	(20)	236,261	111,889	99,037	210,926	9,627	(99)	16,879	26,407
Fidelity VIP Growth (Pinnacle IV ™)	(19,378)	28,950	(1,253,510)	(1,243,938)	50,233	(375,714)	(374,644)	(1,296)	(701,421)	(1,945,359)	3,059,599	1,114,240	4,788	(37,563)	(45,285)	(78,060)
Fidelity VIP Growth (Pinnacle ™)	(3,818)	(52,670)	(179,859)	(236,347)	2,308	(159,826)	35,834	(164)	(121,848)	(358,195)	567,357	209,162	228	(15,692)	1,378	(14,086)
Fidelity VIP Growth (Pinnacle V ™)	(90)	(2,417)	(20,177)	(22,684)	31,316	(4,236)	18,543	(74)	45,549	22,865	28,061	50,926	3,404	(407)	3,068	6,065
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	(4,791)	9,818	(270,127)	(265,100)	16,202	(53,688)	(48,985)	(221)	(86,692)	(351,792)	538,376	186,584	1,464	(5,144)	(5,071)	(8,751)
Fidelity VIP Growth Opportunities (Pinnacle V ™)	(1,086)	(3,990)	(14,190)	(19,266)	32,637	(4,379)	(12,106)	(10)	16,142	(3,124)	34,926	31,802	4,305	(697)	(226)	3,382
Fidelity VIP High Income (Pinnacle I V ™)	40,101	(120,671)	(110,358)	(190,928)	59,342	(238,616)	342,204	(231)	162,699	(28,229)	1,091,029	1,062,800	4,400	(17,862)	38,793	25,331
Fidelity VIP High Income (Pinnacle V ™)	17,427	(31,178)	(75,312)	(89,063)	125,145	(25,193)	96,311	(5)	196,258	107,195	83,869	191,064	13,166	(2,738)	7,589	18,017
Fidelity VIP High Income (Pinnacle ™)	12,774	(54,300)	(1,562)	(43,088)	3,165	(265,444)	403,423	(123)	141,021	97,933	632,380	730,313	270	(22,531)	51,925	29,664
Fidelity VIP II Index 500 (Pinnacle IV ™)	22,541	(247,852)	(1,657,205)	(1,882,516)	7,570	(561,541)	1,378,854	(1,048)	823,835	(1,058,681)	4,161,630	3,102,949	952	(65,641)	150,967	86,278
Fidelity VIP II Index 500 (Pinnacle ™)	13,178	(28,337)	(602,060)	(617,219)	58,906	(133,750)	978,579	(313)	903,422	286,203	920,151	1,206,354	8,460	(16,250)	111,968	104,178
Fidelity VIP II Index 500 (Pinnacle V ™)	8,554	(15,711)	(181,262)	(188,419)	450,447	(3,534)	189,706	(123)	636,496	448,077	82,299	530,376	58,276	(650)	22,727	80,353
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	143,300	(115,828)	(303,827)	(276,355)	10,994	(317,605)	788,027	(899)	480,517	204,162	3,477,608	3,681,770	1,013	(29,990)	64,943	35,966

See accompanying notes.

* - 2008 inception date of division.

15

Separate Account II

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	$5,350	$(11,983)	$(27,603)	$(34,236)	$242,950	$(10,748)	$183,435	$(883)	$414,754	$380,518	$257,072	$637,590	24,011	(1,157)	17,863	40,717
Fidelity VIP Investment Grade Bond (Pinnacle ™)	122,965	(34,136)	(254,650)	(165,821)	40,767	(1,448,283)	1,213,734	(875)	(194,657)	(360,478)	3,092,285	2,731,807	3,700	(133,145)	109,016	(20,429)
Fidelity VIP Mid Cap (Pinnacle IV ™)	418,996	(1,999,307)	(3,707,067)	(5,287,378)	156,532	(1,128,208)	(4,375,375)	(3,826)	(5,350,877)	(10,638,255)	15,294,124	4,655,869	7,851	(61,639)	(282,077)	(335,865)
Fidelity VIP Mid Cap (Pinnacle ™)	48,567	(236,564)	(341,543)	(529,540)	54,157	(505,663)	(15,901)	(408)	(467,815)	(997,355)	1,760,063	762,708	7,171	(53,113)	280	(45,662)
Fidelity VIP Mid Cap (Pinnacle V ™)	17,726	(275,804)	(147,312)	(405,390)	221,847	(68,016)	102,984	(276)	256,539	(148,851)	600,447	451,596	25,562	(7,063)	(3,214)	15,285
Fidelity VIP Overseas (Pinnacle IV ™)	103,380	(773,510)	(1,325,846)	(1,995,976)	91,220	(320,941)	(1,222,039)	(1,242)	(1,453,002)	(3,448,978)	5,152,782	1,703,804	5,811	(22,779)	(102,302)	(119,270)
Fidelity VIP Overseas (Pinnacle V ™)	6,679	(43,072)	(150,003)	(186,396)	233,837	(21,117)	91,985	(169)	304,536	118,140	125,327	243,467	25,404	(2,762)	7,795	30,437
Fidelity VIP Overseas (Pinnacle ™)	62,867	(181,466)	(823,743)	(942,342)	12,529	(582,648)	(121,173)	(487)	(691,779)	(1,634,121)	2,660,944	1,026,823	1,241	(38,607)	(8,811)	(46,177)
Fidelity VIP Value Strategies (Pinnacle IV ™) (May 1)*	136	(335)	(1,316)	(1,515)	—	(295)	24,911	—	24,616	23,101	—	23,101	—	(62)	4,503	4,441
Fidelity VIP Value Strategies (Pinnacle ™) (May1)*	212	(489)	(3,425)	(3,702)	—	(3,359)	90,893	—	87,534	83,832	—	83,832	—	(674)	16,779	16,105
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	140,650	472,840	(2,709,652)	(2,096,162)	2,159	(952,471)	(405,965)	(3,861)	(1,360,138)	(3,456,300)	6,853,069	3,396,769	160	(75,845)	(31,921)	(107,606)
Franklin Income Securities (Pinnacle ™)	770,968	1,493,737	(7,274,214)	(5,009,509)	218,230	(4,342,627)	(1,262,449)	(5,243)	(5,392,089)	(10,401,598)	20,225,802	9,824,204	14,814	(289,354)	(82,634)	(357,174)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	45,977	(33,109)	(103,176)	(90,308)	—	(51,729)	(219,223)	(227)	(271,179)	(361,487)	698,761	337,274	—	(2,655)	(12,339)	(14,994)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	173,038	136,265	(1,155,236)	(845,933)	—	(354,907)	(581,387)	(1,264)	(937,558)	(1,783,491)	2,969,915	1,186,424	—	(16,483)	(27,678)	(44,161)
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	102,399	(369,796)	(1,530,583)	(1,797,980)	27,087	(447,786)	(683,750)	(2,148)	(1,106,597)	(2,904,577)	5,618,872	2,714,295	2,190	(37,638)	(60,866)	(96,314)
Franklin Growth and Income Securities (Pinnacle ™)	28,536	(88,279)	(445,023)	(504,766)	14,648	(375,086)	(20,460)	(619)	(381,517)	(886,283)	1,677,875	791,592	2,037	(47,848)	(3,230)	(49,041)
Franklin Growth and Income Securities (Pinnacle V ™)	4,727	1,450	(93,092)	(86,915)	180,472	(14,723)	72,393	(218)	237,924	151,009	69,365	220,374	24,583	(2,339)	9,200	31,444
Franklin Income Securities (Pinnacle IV ™)	586,419	(1,260,740)	(3,187,020)	(3,861,341)	90,281	(1,139,089)	(5,083,272)	(2,590)	(6,134,670)	(9,996,011)	15,204,595	5,208,584	5,687	(83,316)	(379,220)	(456,849)
Franklin Income Securities (Pinnacle V ™)	56,598	(183,235)	(272,854)	(399,491)	348,558	(65,846)	113,910	(319)	396,303	(3,188)	813,652	810,464	39,012	(7,369)	5,669	37,312
Franklin Large Cap Growth Securities (Pinnacle IV ™)	15,543	3,534	(331,682)	(312,605)	15,551	(32,180)	(38,255)	(287)	(55,171)	(367,776)	922,360	554,584	1,482	(2,620)	(3,220)	(4,358)
Franklin Large Cap Growth Securities (Pinnacle V ™)	2,333	(7,399)	(48,890)	(53,956)	99,683	(18,430)	60,705	(220)	141,738	87,782	59,404	147,186	12,707	(2,305)	7,238	17,640
Franklin Large Cap Growth Securities (Pinnacle ™)	3,914	(18,834)	(53,121)	(68,041)	—	(127,278)	(30,192)	(93)	(157,563)	(225,604)	323,045	97,441	—	(9,657)	(2,232)	(11,889)
Franklin Mutual Shares Securities (Pinnacle IV ™)	218,984	(1,992,386)	(1,789,617)	(3,563,019)	80,159	(735,125)	(4,265,936)	(1,892)	(4,922,794)	(8,485,813)	11,640,447	3,154,634	5,130	(50,267)	(330,959)	(376,096)
Franklin Mutual Shares Securities (Pinnacle V ™)	25,095	(180,351)	(195,878)	(351,134)	319,803	(56,720)	(59,948)	(375)	202,760	(148,374)	597,623	449,249	37,024	(7,347)	(16,089)	13,588
Franklin Mutual Shares Securities (Pinnacle ™)	59,049	(41,901)	(1,198,055)	(1,180,907)	24,736	(659,134)	(563,647)	(841)	(1,198,886)	(2,379,793)	3,895,738	1,515,945	2,138	(44,541)	(40,558)	(82,961)
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	(67)	993	(8,286)	(7,360)	6,215	—	17,664	(4)	23,875	16,515	14,229	30,744	773	—	2,871	3,644
Franklin Small Cap Value Securities Fund (Pinnacle ™)	1,985	(27,029)	(26,998)	(52,042)	—	(14,641)	213,257	(25)	198,591	146,549	5,595	152,144	—	(1,741)	27,034	25,293
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	(291)	2,969	(41,747)	(39,069)	24,952	(1,181)	80,726	(43)	104,454	65,385	25,589	90,974	2,961	(175)	9,914	12,700
Templeton Foreign Securities (Pinnacle IV ™)	50,020	284,097	(1,670,522)	(1,336,405)	47,685	(229,040)	(744,328)	(1,207)	(926,890)	(2,263,295)	3,891,217	1,627,922	2,481	(12,585)	(41,578)	(51,682)
Templeton Foreign Securities (Pinnacle V ™)	4,550	3,906	(145,967)	(137,511)	164,743	(7,537)	89,790	(269)	246,727	109,216	145,087	254,303	18,676	(947)	9,750	27,479
Templeton Foreign Securities (Pinnacle ™)	26,125	225,367	(939,226)	(687,734)	1,621	(426,543)	(400,887)	(647)	(826,456)	(1,514,190)	2,305,717	791,527	85	(23,050)	(21,086)	(44,051)
Templeton Growth Securities (Pinnacle IV ™)	8,248	(645,071)	(702,212)	(1,339,035)	23,398	(402,283)	(1,584,658)	(622)	(1,964,165)	(3,303,200)	4,628,252	1,325,052	1,485	(34,902)	(90,966)	(124,383)
Templeton Growth Securities (Pinnacle V ™)	1,659	(29,191)	(148,148)	(175,680)	105,554	(3,277)	136,648	(234)	238,691	63,011	292,587	355,598	14,755	(437)	20,691	35,009
Templeton Growth Securities (Pinnacle ™)	13,085	95,800	(1,225,198)	(1,116,313)	2,934	(345,779)	(316,348)	(667)	(659,860)	(1,776,173)	3,058,758	1,282,585	190	(23,545)	(19,989)	(43,344)
Van Kampen LIT Comstock (Pinnacle IV ™)	12,610	(23,843)	(374,217)	(385,450)	6,098	(72,583)	(126,706)	(356)	(193,547)	(578,997)	1,149,712	570,715	425	(5,747)	(10,151)	(15,473)
Van Kampen LIT Comstock (Pinnacle V ™)	221	1,195	(15,811)	(14,395)	30,251	—	10,637	(50)	40,838	26,443	23,848	50,291	4,649	(8)	1,597	6,238
Van Kampen LIT Comstock (Pinnacle ™)	9,087	(7,888)	(192,270)	(191,071)	240	(139,253)	(105,242)	(210)	(244,465)	(435,536)	718,981	283,445	18	(9,693)	(7,200)	(16,875)
Van Kampen LIT Strategic Growth (Pinnacle IV ™)	(3,090)	(1,810)	(150,744)	(155,644)	894	(6,779)	25,386	(77)	19,424	(136,220)	288,161	151,941	62	(680)	1,578	960
Van Kampen LIT Strategic Growth (Pinnacle V ™)	(79)	(531)	(2,819)	(3,429)	2,729	—	1,374	—	4,103	674	4,895	5,569	416	—	164	580
Van Kampen LIT Strategic Growth (Pinnacle ™)	(931)	4,965	(51,740)	(47,706)	—	(32,168)	3,273	(25)	(28,920)	(76,626)	123,056	46,430	—	(2,202)	236	(1,966)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	98,128	(108,389)	(203,073)	(213,334)	46,800	(77,653)	75,095	(214)	44,028	(169,306)	1,020,697	851,391	4,639	(8,283)	3,198	(446)
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	11,255	(7,360)	(36,499)	(32,604)	57,197	(7,342)	58,096	(75)	107,876	75,272	88,273	163,545	6,109	(803)	5,295	10,601
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	191,265	(46,695)	(2,506,524)	(2,361,954)	128,438	(526,290)	(679,335)	(1,517)	(1,078,704)	(3,440,658)	4,654,475	1,213,817	3,520	(14,678)	(30,887)	(42,045)
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	22,649	(14,708)	(303,209)	(295,268)	171,767	(7,200)	311,412	(238)	475,741	180,473	170,658	351,131	18,593	(1,183)	35,234	52,644
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	96,761	(589,780)	(569,933)	(1,062,952)	6,359	(379,419)	(95,838)	(564)	(469,462)	(1,532,414)	2,094,306	561,892	365	(11,256)	(7,109)	(18,000)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	105,627	(488,104)	(311,022)	(693,499)	84,320	(83,823)	167,207	(331)	167,373	(526,126)	1,427,310	901,184	11,599	(11,366)	6,136	6,369
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	14,052	33,196	(167,116)	(119,868)	102,456	(8,128)	169,453	(149)	263,632	143,764	115,378	259,142	14,043	(1,061)	24,675	37,657
Van Kampen MS UIF US Mid Cap Value (Pinnacle V ™) (May 1)*	136	(1,947)	255	(1,556)	5,237	—	476	(16)	5,697	4,141	—	4,141	583	(2)	99	680
Van Kampen MS UIF US Mid Cap Value (Pinnacle ™) (May 1)*	(154)	(465)	(2,680)	(3,299)	—	(4,655)	150,921	—	146,266	142,967	—	142,967	—	(792)	24,232	23,440
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	1,564	6,952	(53,545)	(45,029)	—	(8,208)	(6,696)	(49)	(14,953)	(59,982)	138,139	78,157	—	(666)	(505)	(1,171)
DWS VIT Small Cap Index VIP (Pinnacle ™)	19,636	70,816	(574,813)	(484,361)	6,776	(318,199)	(26,803)	(611)	(338,837)	(823,198)	1,641,040	817,842	550	(23,643)	(1,368)	(24,461)

See accompanying notes.

* - 2008 inception date of division.

16

Separate Account II

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B:
DWS Small Cap Index VIP (Pinnacle IV ™)	$4,152	$28,727	$(196,235)	$(163,356)	$4,401	$(25,088)	$71,725	$(326)	$50,712	$(112,644)	$453,205	$340,561	349	(2,015)	6,710	5,044
DWS Small Cap Index VIP (Pinnacle V ™)	(25)	4,219	(52,646)	(48,452)	28,538	(238)	177,849	(38)	206,111	157,659	38,080	195,739	4,298	(36)	24,337	28,599
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™) (May 1)*	4,958	187	(23,317)	(18,172)	—	(102)	151,162	—	151,060	132,888	—	132,888	—	(11)	16,157	16,146
PIMCO VIT All Asset (Pinnacle IV ™) (May 1)*	1,508	(961)	(7,673)	(7,126)	—	—	36,552	(15)	36,537	29,411	—	29,411	—	(1)	3,549	3,548
PIMCO VIT All Asset (Pinnacle V ™) (May 1)*	371	(71)	(1,526)	(1,226)	9,921	(26)	927	(16)	10,806	9,580	—	9,580	1,061	(5)	101	1,157
PIMCO VIT Commodity Real Return (Pinnacle IV ™) (May 1)*	22,500	(357,595)	(223,102)	(558,197)	16,815	(11,627)	936,602	(88)	941,702	383,505	—	383,505	1,810	(1,344)	79,531	79,997
PIMCO VIT Commodity Real Return (Pinnacle V ™) (May 1)*	11,007	(12,787)	(148,558)	(150,338)	231,211	(2,616)	221,136	(157)	449,574	299,236	—	299,236	32,634	(440)	30,279	62,473
PIMCO VIT Commodity Real Return (Pinnacle ™) (May 1)*	2,247	(4,386)	(43,363)	(45,502)	—	(18,254)	110,137	(32)	91,851	46,349	—	46,349	—	(1,994)	11,726	9,732
PIMCO VIT Low Duration (Pinnacle IV ™) (May 1)*	2,692	1,727	(4,886)	(467)	88	(3,744)	182,595	(12)	178,927	178,460	—	178,460	9	(389)	18,856	18,476
PIMCO VIT Low Duration (Pinnacle ™) (May 1)*	708	(105)	(1,569)	(966)	—	(1,424)	31,871	—	30,447	29,481	—	29,481	—	(143)	3,183	3,040
PIMCO VIT Low Duration (Pinnacle V ™) (May 1)*	611	7	(1,172)	(554)	3,171	(797)	38,328	(1)	40,701	40,147	—	40,147	326	(85)	3,919	4,160
PIMCO VIT Real Return (Pinnacle IV ™) (May 1)*	3,939	(2,480)	(44,146)	(42,687)	9,664	(5,644)	605,572	(63)	609,529	566,842	—	566,842	991	(605)	63,270	63,656
PIMCO VIT Real Return (Pinnacle V ™) (May 1)*	1,112	(1,489)	(10,696)	(11,073)	49,408	(1,740)	120,414	(72)	168,010	156,937	—	156,937	5,054	(198)	12,783	17,639
PIMCO VIT Real Return (Pinnacle ™) (May 1)*	1,578	(1,189)	(12,907)	(12,518)	—	(18,784)	232,618	(3)	213,831	201,313	—	201,313	—	(1,866)	24,428	22,562
PIMCO VIT Total Return (Pinnacle V ™) (May 1)*	20,149	4,636	7,676	32,461	428,608	(11,636)	606,663	(1,044)	1,022,591	1,055,052	—	1,055,052	42,920	(1,282)	62,462	104,100
PIMCO VIT Total Return (Pinnacle IV ™) (May 1)*	78,094	18,124	89,537	185,755	9,482	(75,048)	4,234,271	(329)	4,168,376	4,354,131	—	4,354,131	952	(7,775)	436,063	429,240
PIMCO VIT Total Return (Pinnacle ™) (May 1)*	9,365	2,244	(6,350)	5,259	—	(19,655)	363,208	—	343,553	348,812	—	348,812	—	(1,992)	36,831	34,839
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (Pinnacle IV ™) (May 1)*	102	(3,074)	(4,602)	(7,574)	286	(310)	83,181	—	83,157	75,583	—	75,583	35	(37)	9,005	9,003
Rydex VT Absolute Return Strategies (Pinnacle V ™) (May 1)*	9	(24)	(5,281)	(5,296)	30,416	(26)	26,511	(21)	56,880	51,584	—	51,584	3,365	(5)	2,789	6,149
Rydex VT Absolute Return Strategies (Pinnacle ™) (May 1)*	(9)	3	(1,692)	(1,698)	—	—	12,443	—	12,443	10,745	—	10,745	—	—	1,296	1,296
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™) (November 24)*	261	8	(314)	(45)	—	—	12,945	—	12,945	12,900	—	12,900	—	—	1,303	1,303
Rydex VT Hedged Equity (Pinnacle IV ™) (May 1)*	645	(1,917)	(9,957)	(11,229)	4,617	(1,538)	106,346	(5)	109,420	98,191	—	98,191	470	(175)	11,718	12,013
Rydex VT Hedged Equity (Pinnacle V ™) (May 1)*	234	(730)	(5,853)	(6,349)	32,469	(26)	11,807	(4)	44,246	37,897	—	37,897	3,571	(3)	1,072	4,640
Rydex VT Hedged Equity (Pinnacle ™) (May 1)*	102	2	(973)	(869)	—	—	13,021	—	13,021	12,152	—	12,152	—	—	1,528	1,528
Rydex VT Managed Future Strategy (Pinnacle IV ™) (November 24)*	(53)	—	(2,417)	(2,470)	—	—	48,555	—	48,555	46,085	—	46,085	—	—	4,847	4,847
Rydex VT Sector Rotation (Pinnacle IV ™) (May 1)*	(257)	(3,487)	(22,887)	(26,631)	14,426	(1,903)	143,468	(4)	155,987	129,356	—	129,356	1,839	(239)	17,864	19,464
Rydex VT Sector Rotation (Pinnacle V ™) (May 1)*	(548)	(3,541)	(37,809)	(41,898)	33,600	(1,060)	179,540	(1)	212,079	170,181	—	170,181	3,597	(147)	22,179	25,629
Rydex VT Sector Rotation (Pinnacle ™) (May 1)*	(21)	(1)	(1,832)	(1,854)	—	—	10,401	—	10,401	8,547	—	8,547	—	—	1,322	1,322

See accompanying notes.

* - 2008 inception date of division.

17

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2009

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account II (the “Separate Account”) on May 21, 1992, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.  The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”).  Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA.  All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.  In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account.  Such options include a guaranteed interest division.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds (“Funds”) of the following investment companies: Variable Insurance Products Fund, Variable Insurance Products Fund II,  Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, “Fidelity’s VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”); J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments Variable Insurance Trust Funds (“DWS Funds”); Touchstone Variable Series Trust Funds (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”); Van Kampen Life Investment Trust Portfolios (“Van Kampen LIT Portfolios”); Columbia Variable Funds (“Columbia VIT Funds”); PIMCO Variable Trust (“PIMCO Funds”), and Rydex Investments (“Rydex Funds”). Fidelity Management and Research Company serves as investment adviser to Fidelity’s VIP Funds. The investment Advisors of the Franklin

18

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.   J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc.  The Touchstone Funds are managed by Touchstone Advisors, Inc.  Morgan Stanley Investment Management, Inc., is the investment adviser for the Van Kampen UIF Funds.  Van Kampen Asset Management, Inc., manages the Van Kampen LIT Portfolios.  The Columbia VIT Funds are managed by Columbia Management. The PIMCO Funds are managed by the Pacific Investment Management Company.  The Rydex Funds are managed by Rydex Investments.

The contract holder’s account value in a Separate Account division will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has 183 investment divisions available.  The investment objective of each division and its corresponding portfolio are the same.  Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2009.  The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

19

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Dividends and capital gain distributions are recorded on the ex-dividend date.  Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

The Separate Account’s investments are held at fair value.  Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets.

Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

20

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code (IRC). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2009 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2009) and the cost of shares held at December 31, 2009, for each division, were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$2,545,748	$1,491,352	$1,495,353
Touchstone Aggressive ETF (Pinnacle ™)	368,008	71,763	445,469
Touchstone Aggressive ETF (Pinnacle V ™)	843734	18252	828518
Touchstone Baron Small Cap (Pinnacle IV ™)	1,450,658	375,022	2,687,744
Touchstone Baron Small Cap (Pinnacle V ™)	338,920	40,716	524,883
Touchstone Baron Small Cap (Pinnacle ™)	40,536	211,678	2,395,276
Touchstone Conservative ETF (Pinnacle IV ™)	1,595,993	516,091	2,589,507
Touchstone Conservative ETF (Pinnacle ™)	109,098	304,047	386,639
Touchstone Conservative ETF Fund (Pinnacle V ™)	1,011,715	74,564	942,996
Touchstone Core Bond (Pinnacle IV ™)	320,541	374,233	1,056,914
Touchstone Core Bond (Pinnacle ™)	43,547	242,189	839,213
Touchstone Core Bond (PinnacleV ™)	279,488	118,442	393,496
Touchstone Enhanced ETF (Pinnacle IV ™)	356,523	507,147	1,123,044
Touchstone Enhanced ETF (Pinnacle ™)	16,345	1,025,288	444,615
Touchstone Enhanced ETF (Pinnacle V ™)	225,415	10,260	216,801
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	494,384	19,461	475,889
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	515,284	19,402	498,398
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	715,433	112,815	607,966
Touchstone GMAB Conservative ETF (Pinnacle V ™)	547,231	53,888	495,729
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	987,124	19,674	969,603
Touchstone GMAB Moderate ETF(Pinnacle V ™)	958,823	33,503	928,355
Touchstone High Yield (Pinnacle IV ™)	2,187,995	696,879	5,611,557
Touchstone High Yield (Pinnacle ™)	1,356,488	3,408,098	1,259,040
Touchstone High Yield (PinnacleV ™)	3,497,268	266,449	4,227,256
Touchstone Large Cap Core Equity (Pinnacle IV ™)	4,966,013	2,158,380	4,743,850
Touchstone Large Cap Core Equity (Pinnacle ™)	187,013	1,487,811	10,020,574
Touchstone Large Cap Core Equity (PinnacleV ™)	2,510,853	1,367,681	1,429,544
Touchstone Mid Cap Growth (Pinnacle IV ™)	231,567	333,341	2,601,344
Touchstone Mid Cap Growth (Pinnacle ™)	40,470	169,999	929,309
Touchstone Mid Cap Growth (PinnacleV ™)	361,743	172,584	674,410
Touchstone Moderate ETF (Pinnacle IV ™)	2,390,457	477,081	4,340,406
Touchstone Moderate ETF (Pinnacle V ™)	2,173,625	160,732	2,089,341
Touchstone Moderate ETF (Pinnacle ™)	85,935	690,199	1,469,558
Touchstone Money Market (Pinnacle V ™)	8,039,890	5,826,196	2,213,694
Touchstone Money Market (Pinnacle IV ™)	25,878,880	18,980,493	6,901,178
Touchstone Money Market (Pinnacle ™)	6,575,188	10,657,852	6,956,473
Touchstone Third Avenue Value (Pinnacle IV ™)	1,223,875	1,967,257	7,123,869
Touchstone Third Avenue Value (Pinnacle V ™)	426,547	182,537	979,797
Touchstone Third Avenue Value (Pinnacle ™)	712,732	1,718,311	11,956,717
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	1,865,823	276,848	2,525,250
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	122,728	310,316	2,218,025

22

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	$7,677	$83,846	$525,636
Fidelity VIP Overseas (Pinnacle ™)	9,305	58,288	638,541
Fidelity VIP Equity-Income (Pinnacle ™)	130,066	489,312	5,543,725
Fidelity VIP II Contrafund (Pinnacle ™)	526,428	2,035,296	9,012,739
Fidelity VIP II Index 500 (Pinnacle IV ™)	23,678	43,134	767,254
Fidelity VIP II Index 500 (Pinnacle ™)	147,270	475,588	4,604,899
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	244,676	377,509	2,667,982
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	302,835	483,982	3,301,600
Fidelity VIP III Growth & Income (Pinnacle ™)	49,866	405,659	2,225,204
Fidelity VIP III Growth Opportunities (Pinnacle ™)	132,445	211,631	765,138
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	9,303	111,149	841,677
Fidelity VIP III Mid Cap (Pinnacle ™)	54,184	680,746	5,956,305
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	24,893	120,874	204,850
Fidelity VIP Asset Manager (Pinnacle V ™)	155,470	45,615	253,856
Fidelity VIP Asset Manager (Pinnacle ™)	4,447	44,488	63,507
Fidelity VIP Balanced (Pinnacle IV ™)	60,661	140,628	1,264,265
Fidelity VIP Balanced (Pinnacle V ™)	241,649	74,049	403,759
Fidelity VIP Balanced (Pinnacle ™)	121,688	24,430	417,120
Fidelity VIP Contrafund (Pinnacle IV ™)	1,279,652	4,384,783	7,248,184
Fidelity VIP Contrafund (Pinnacle V ™)	1,316,389	769,420	2,171,483
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	92,186	84,083	255,590
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	115,161	150,923	273,802
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	84,543	13,299	85,759
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	69,630	117,297	238,105
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	47,182	20,721	52,385
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	34,146	33,498	71,118
Fidelity VIP Equity-Income (Pinnacle IV ™)	135,409	605,081	3,172,877
Fidelity VIP Equity-Income (Pinnacle V ™)	348,242	160,278	579,383
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	94,111	140,792	120,264
Fidelity VIP Freedom 2010 (Pinnacle ™)	1,828	14,404	1,715
Fidelity VIP Freedom 2010 (Pinnacle V ™)	341,918	84,325	518,036
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	10,505	138	13,963
Fidelity VIP Freedom 2015 (Pinnacle ™)	450	34,724	3,073
Fidelity VIP Freedom 2015 (Pinnacle V ™)	557,438	32,517	1,151,734
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	33,798	26,966	192,768
Fidelity VIP Freedom 2020 (Pinnacle V ™)	878,087	102,232	1,305,535
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	789	274	22,813
Fidelity VIP Freedom 2025 (Pinnacle V ™)	508,684	743,688	640,236
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	15,472	24,812	15,494
Fidelity VIP Freedom 2030 (Pinnacle V ™)	151,833	11,376	159,351
Fidelity VIP Growth & Income (Pinnacle IV ™)	28,111	254,365	1,103,409
Fidelity VIP Growth & Income (Pinnacle V ™)	101,791	26,646	383,295
Fidelity VIP Growth (Pinnacle IV ™)	134,798	393,719	1,421,960
Fidelity VIP Growth (Pinnacle ™)	31,152	99,402	221,928
Fidelity VIP Growth (Pinnacle V ™)	153,018	49,035	151,136
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	109,517	109,748	310,628

23

Separate Account II

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (Pinnacle V ™)	$123,308	$13,217	$148,833
Fidelity VIP High Income (Pinnacle IV ™)	2,628,190	2,241,582	1,633,304
Fidelity VIP High Income (Pinnacle V ™)	404,226	118,481	530,190
Fidelity VIP High Income (Pinnacle ™)	4,706,231	1,733,169	3,880,612
Fidelity VIP II Index 500 (Pinnacle IV ™)	313,166	747,548	3,946,918
Fidelity VIP II Index 500 (Pinnacle ™)	549,803	539,192	1,583,351
Fidelity VIP II Index 500 (Pinnacle V ™)	364,081	280,242	653,664
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	3,161,756	2,298,642	4,589,227
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	1,156,769	363,867	1,441,780
Fidelity VIP Investment Grade Bond (Pinnacle ™)	400,149	711,943	2,558,845
Fidelity VIP Mid Cap (Pinnacle IV ™)	3,285,499	1,834,998	7,235,906
Fidelity VIP Mid Cap (Pinnacle ™)	260,205	364,859	750,333
Fidelity VIP Mid Cap (Pinnacle V ™)	943,604	178,145	1,293,546
Fidelity VIP Overseas (Pinnacle IV ™)	107,422	795,362	1,216,774
Fidelity VIP Overseas (Pinnacle V ™)	216,563	29,397	560,050
Fidelity VIP Overseas (Pinnacle ™)	79,033	427,798	903,469
Fidelity VIP Value Strategies (Pinnacle IV ™)	398,831	108,628	326,300
Fidelity VIP Value Strategies (Pinnacle ™)	33,578	121,429	16,029
Fidelity VIP Value Strategies (Pinnacle V ™)	16,064	675	15,560
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	169,217	585,316	4,834,295
Franklin Income Securities (Pinnacle ™)	1,037,604	2,369,360	11,390,638
JPM IT Mid Cap Value (Pinnacle ™)	66,649	11,311	57,277
JPM IT Mid Cap Value (Pinnacle IV ™)	356,688	34,256	324,846
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	28,369	39,789	411,906
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	32,866	228,015	2,127,468
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	248,282	659,827	4,127,492
Franklin Growth and Income Securities (Pinnacle ™)	103,683	137,060	1,326,634
Franklin Growth and Income Securities (Pinnacle V ™)	168,748	81,873	337,534
Franklin Income Securities (Pinnacle IV ™)	3,541,349	1,771,154	8,443,691
Franklin Income Securities (Pinnacle V ™)	1,392,802	368,493	1,934,166
Franklin Large Cap Growth Securities (Pinnacle IV ™)	153,932	143,737	824,871
Franklin Large Cap Growth Securities (Pinnacle V ™)	40,787	53,496	152,986
Franklin Large Cap Growth Securities (Pinnacle ™)	13,729	23,419	130,358
Franklin Mutual Shares Securities (Pinnacle IV ™)	156,097	1,127,365	2,956,768
Franklin Mutual Shares Securities (Pinnacle V ™)	383,313	109,512	880,693
Franklin Mutual Shares Securities (Pinnacle ™)	70,414	336,652	2,062,622
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	65,833	47,826	56,018
Franklin Small Cap Value Securities Fund (Pinnacle ™)	28,184	119,298	64,798
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	60,589	14,699	168,550
Templeton Foreign Securities (Pinnacle IV ™)	367,971	501,992	2,293,343
Templeton Foreign Securities (Pinnacle V ™)	240,877	83,128	476,092
Templeton Foreign Securities (Pinnacle ™)	188,595	160,218	1,307,268
Templeton Growth Securities (Pinnacle IV ™)	2,161,659	365,265	3,693,638
Templeton Growth Securities (Pinnacle V ™)	2,175,241	170,212	2,419,379
Templeton Growth Securities (Pinnacle ™)	87,023	432,749	1,570,127
Van Kampen LIT Comstock (Pinnacle IV ™)	71,498	189,177	715,991

24

Separate Account II

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (Pinnacle V ™)	$100,850	$16,842	$132,264
Van Kampen LIT Comstock (Pinnacle ™)	26,496	108,661	329,304
Van Kampen LIT Capital Growth (Pinnacle IV ™)	732,147	706,576	322,918
Van Kampen LIT Capital Growth (Pinnacle V ™)	116,070	5,469	118,351
Van Kampen LIT Capital Growth (Pinnacle ™)	106,032	114,521	56,204
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	729,306	712,728	932,945
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	150,300	108,872	210,079
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	1,014,802	847,118	2,025,355
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	244,806	188,736	532,645
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	465,694	562,275	645,456
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	330,151	348,630	1,092,057
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	229,030	81,268	457,609
Van Kampen UIF US Mid Cap Value (Pinnacle V ™)	74,793	4,675	75,247
Van Kampen UIF US Mid Cap Value (Pinnacle IV ™)	1,602	2	1,600
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	6,929	3,052	134,184
DWS Small Cap Index VIP (Pinnacle ™)	309,566	371,849	1,042,041
Non-Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)	11,486	47	11,439
Columbia VIT Mid Cap Value Class B (Pinnacle V ™)	8,713	34	8,683
Columbia VIT Small Cap Value Class B (Pinnacle ™)	7,987	20	7,966
Columbia VIT Small Cap Value Class B (Pinnacle IV ™)	11,487	47	11,439
Columbia VIT Small Cap Value Class B (Pinnacle V ™)	15,872	128	15,765
DWS Small Cap Index VIP (Pinnacle IV ™)	785,195	845,179	356,217
DWS Small Cap Index VIP (Pinnacle V ™)	213,142	67,604	356,966
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™)	38,848	47,350	140,146
PIMCO VIT All Asset (Pinnacle IV ™)	161,369	52,783	144,674
PIMCO VIT All Asset (Pinnacle V ™)	146,051	33,947	125,011
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	450,720	157,892	741,688
PIMCO VIT Commodity Real Return (Pinnacle V ™)	442,454	152,218	632,810
PIMCO VIT Commodity Real Return (Pinnacle ™)	80,957	18,940	133,110
PIMCO VIT Low Duration (Pinnacle IV ™)	259,419	176,755	271,321
PIMCO VIT Low Duration (Pinnacle ™)	211,388	3,171	239,195
PIMCO VIT Low Duration (Pinnacle V ™)	110,496	12,569	139,197
PIMCO VIT Real Return (Pinnacle IV ™)	423,550	278,163	749,166
PIMCO VIT Real Return (Pinnacle V ™)	186,767	104,595	248,696
PIMCO VIT Real Return (Pinnacle ™)	86,962	102,524	195,826
PIMCO VIT Total Return (Pinnacle V ™)	4,414,429	1,261,114	4,252,357
PIMCO VIT Total Return (Pinnacle IV ™)	4,988,728	5,911,020	3,648,177
PIMCO VIT Total Return (Pinnacle ™)	1,488,802	371,644	1,489,402
Non-Affiliated Investor Class:
Rydex VT All-Cap Opportunity Fund (Pinnacle IV ™)	120,304	137,564	114,812
Rydex VT All-Cap Opportunity Fund (Pinnacle V ™)	263,813	206,946	239,020
Rydex VT All-Cap Opportunity Fund (Pinnacle ™)	7,186	887	16,146
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™)	126,670	57,757	84,049
Rydex VT Alternative Strategies Allocation (Pinnacle V ™)	81,053	40,618	42,056
Rydex VT Alternative Strategies Allocation (Pinnacle ™)	4,514	42	4,474

25

Separate Account II

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Investor Class (continued):
Rydex VT Managed Future Strategy (Pinnacle IV ™)	$269,711	$160,154	$148,437
Rydex VT Managed Future Strategy (Pinnacle V ™)	169,168	36,808	131,369
Rydex VT Managed Future Strategy (Pinnacle ™)	81,520	1,683	79,851
Rydex VT Multi-Hedge Strategies (Pinnacle IV ™)	187,492	95,602	162,056
Rydex VT Multi-Hedge Strategies (Pinnacle V ™)	140,410	25,511	165,574
Rydex VT Multi-Hedge Strategies (Pinnacle ™)	23,472	22,269	11,803

26

Separate Account II

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses

Three contracts are currently offered by the Separate Account: Pinnacle, Pinnacle IV and Pinnacle V.  The contracts have a deferred sales load charge.  Pinnacle V charges a mortality and expense risk charge to cover mortality and expense risk and certain administrative expenses of 1.20% and 0.15%, Pinnacle IV charges 1.30% and 0.15%, and Pinnacle V charges 1.55% and 0.15% of net assets for mortality expense risks and administrative expenses, respectively. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in Pinnacle, Pinnacle IV and Pinnacle V charge an additional 0.60% of net assets for expenses associated with the GMAB rider.  These charges are deducted on a daily basis.  In addition, an annual administrative charge of $30 per contract is assessed if the account value is less than $50,000 at the end of any contract year.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected.  The charges for riders are deducted on a quarterly anniversary day.

27

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, and total returns are presented for the periods ended December 31, 2009, 2008, 2007, 2006, and 2005 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2009 and 2008).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)
	2009	158	$10.28	$1,626	4.03%	1.45%	19.96%
	2008	45	8.57	384	1.98%	1.45%	(30.16)%
	2007	72	12.27	879	1.90%	1.45%	3.56%
	2006	76	11.85	898	1.49%	1.45%	11.88%
	2005	78	10.59	830	0.00%	1.45%	3.12%
Touchstone Aggressive ETF (Pinnacle V ™)
	2009	72	12.61	907	5.00%	1.55%	26.08%
Touchstone Baron Small Cap (Pinnacle IV ™)
	2009	176	15.06	2,653	0.00%	1.45%	31.01%
	2008	96	11.50	1,102	0.00%	1.45%	(34.61)%
	2007	137	17.58	2,414	0.00%	1.45%	1.28%
	2006	168	17.36	2,920	0.00%	1.45%	16.56%
	2005	192	14.90	2,853	0.00%	1.45%	6.13%
Touchstone Baron Small Cap (Pinnacle V ™)
	2009	67	8.27	557	0.00%	1.55%	30.88%
	2008	26	6.32	166	0.00%	1.55%	(34.68)%
	2007	8	9.68	74	0.00%	1.55%	(3.23)%
Touchstone Conservative ETF (Pinnacle IV ™)
	2009	238	11.29	2,689	4.05%	1.45%	10.17%
	2008	142	10.25	1,456	2.86%	1.45%	(10.81)%
	2007	157	11.49	1,801	1.72%	1.45%	4.17%
	2006	171	11.03	1,881	0.82%	1.45%	6.58%
	2005	151	10.34	1,559	0.00%	1.45%	3.45%
Touchstone Conservative ETF Fund (Pinnacle V ™)
	2009	83	11.26	940	9.27%	1.55%	12.59%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

28

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Affiliated :
Touchstone Core Bond (Pinnacle IV ™)
	2009	85	$12.53	$1,063	5.35%	1.45%	13.23%
	2008	94	11.07	1,039	3.42%	1.45%	(4.67)%
	2007	139	11.61	1,613	4.31%	1.45%	3.93%
	2006	136	11.17	1,523	4.67%	1.45%	2.55%
	2005	128	10.89	1,395	0.00%	1.45%	0.21%
Touchstone Mid Cap Growth - TVST (Pinnacle IV ™)
	2009	136	14.68	1,998	0.10%	1.45%	36.97%
	2008	144	10.72	1,539	3.23%	1.45%	(40.58)%
	2007	218	18.03	3,926	4.17%	1.45%	12.78%
	2006	111	15.99	1,776	0.00%	1.45%	14.50%
	2005	106	13.97	1,487	5.05%	1.45%	13.63%
Touchstone Large Cap Core Equity (Pinnacle IV ™)
	2009	516	10.63	5,487	1.73%	1.45%	22.27%
	2008	203	8.70	1,768	1.64%	1.45%	(36.14)%
	2007	138	13.62	1,879	3.15%	1.45%	3.79%
	2006	153	13.12	2,007	2.97%	1.45%	24.75%
	2005	155	10.52	1,632	0.00%	1.45%	(4.46)%
Touchstone Enhanced ETF (Pinnacle IV ™)
	2009	106	10.41	1,099	2.97%	1.45%	20.40%
	2008	121	8.64	1,043	6.26%	1.45%	(32.40)%
	2007	143	12.79	1,833	1.76%	1.45%	2.54%
	2006	175	12.47	2,180	0.75%	1.45%	13.72%
	2005	102	10.97	1,115	0.00%	1.45%	4.49%
Touchstone Enhanced ETF (Pinnacle V ™)
	2009	20	12.60	258	4.78%	1.55%	25.95%
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)
	2009	46	12.56	574	3.33%	1.45%	25.64%
Touchstone GMAB Aggressive ETF (Pinnacle V ™)
	2009	48	12.55	602	3.30%	1.55%	25.55%
Touchstone GMAB Conservative ETF (Pinnacle IV ™)
	2009	59	11.22	657	4.61%	1.45%	12.19%
Touchstone GMAB Conservative ETF (Pinnacle V ™)
	2009	48	11.21	536	4.66%	1.55%	12.11%
Touchstone GMAB Moderate ETF (Pinnacle IV ™)
	2009	94	11.95	1,124	4.69%	1.45%	19.49%
Touchstone GMAB Moderate ETF(Pinnacle V ™)
	2009	90	11.94	1,076	4.68%	1.55%	19.40%
Touchstone High Yield (Pinnacle IV ™)
	2009	437	15.06	6,574	7.25%	1.45%	44.51%
	2008	339	10.42	3,527	13.25%	1.45%	(25.29)%
	2007	150	13.95	2,095	3.67%	1.45%	0.33%
	2006	389	13.90	5,411	10.03%	1.45%	6.34%
	2005	237	13.08	3,096	0.00%	1.45%	1.78%
Touchstone Moderate ETF (Pinnacle IV ™)
	2009	418	10.82	4,519	4.00%	1.45%	15.74%
	2008	220	9.35	2,057	1.78%	1.45%	(21.50)%
	2007	168	11.91	2,005	1.34%	1.45%	3.74%
	2006	207	11.48	2,378	1.08%	1.45%	9.37%
	2005	191	10.50	2,005	0.00%	1.45%	2.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

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Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle V ™)
	2009	243		$9.30	$2,255	6.43%	1.55%	15.63%
	2008	8		8.04	61	2.53%	1.55%	(19.60)%
Touchstone Money Market (Pinnacle IV ™)
	2009	631		10.93	6,901	0.66%	1.45%	(0.58)%
	2008	—	*	10.99	3	2.93%	1.45%	1.49%
	2007	—	*	10.83	3	5.07%	1.45%	3.65%
	2006	—	*	10.45	5	4.85%	1.45%	3.42%
	2005	—	*	10.11	5	3.14%	1.45%	1.67%
Touchstone Money Market (Pinnacle V ™)
	2009	223		9.93	2,214	0.60%	1.55%	(0.70)%
Touchstone Third Avenue Value (Pinnacle IV ™)
	2009	391		13.90	5,438	1.97%	1.45%	29.48%
	2008	492		10.73	5,275	1.55%	1.45%	(39.40)%
	2007	771		17.71	13,655	0.69%	1.45%	(3.23)%
	2006	734		18.30	13,434	1.10%	1.45%	14.20%
	2005	728		16.02	11,672	0.88%	1.45%	15.71%
Touchstone Third Avenue Value (Pinnacle V ™)
	2009	137		7.03	961	2.23%	1.55%	29.35%
	2008	101		5.44	547	3.31%	1.55%	(39.46)%
	2007	26		8.98	231	2.76%	1.55%	(10.17)%
Touchstone Aggressive ETF (Pinnacle ™)
	2009	42		10.34	436	6.00%	1.35%	20.08%
	2008	14		8.61	125	1.97%	1.35%	(30.08)%
	2007	25		12.31	311	1.38%	1.35%	3.72%
	2006	51		11.87	607	1.10%	1.35%	11.99%
	2005	64		10.60	679	0.00%	1.35%	3.22%
Touchstone Baron Small Cap (Pinnacle ™)
	2009	71		27.26	1,939	0.00%	1.35%	31.14%
	2008	77		20.79	1,610	0.00%	1.35%	(34.54)%
	2007	100		31.76	3,183	0.00%	1.35%	1.38%
	2006	134		31.33	4,191	0.00%	1.35%	16.67%
	2005	186		26.86	4,985	0.00%	1.35%	6.24%
Touchstone Conservative ETF (Pinnacle ™)
	2009	33		11.35	376	3.18%	1.35%	10.28%
	2008	54		10.29	560	1.01%	1.35%	(10.72)%
	2007	207		11.53	2,391	2.12%	1.35%	4.31%
	2006	126		11.05	1,392	1.62%	1.35%	6.69%
	2005	17		10.36	175	0.00%	1.35%	1.93%
Touchstone Core Bond (Pinnacle ™)
	2009	67		12.63	848	4.78%	1.35%	13.35%
	2008	87		11.14	969	3.86%	1.35%	(4.57)%
	2007	107		11.68	1,246	4.81%	1.35%	4.06%
	2006	84		11.22	941	3.82%	1.35%	2.65%
	2005	110		10.93	1,200	0.00%	1.35%	0.31%
Touchstone Core Bond (Pinnacle V ™)
	2009	36		11.11	399	7.37%	1.55%	13.12%
	2008	23		9.82	223	5.74%	1.55%	(4.77)%
	2007	10		10.31	108	13.48%	1.55%	3.12%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

30

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (Pinnacle ™)
	2009	50	$14.79	$738	0.09%	1.35%	37.11%
	2008	60	10.79	644	3.09%	1.35%	(40.52)%
	2007	105	18.14	1,911	3.77%	1.35%	12.86%
	2006	57	16.07	917	0.00%	1.35%	14.61%
	2005	74	14.02	1,031	4.98%	1.35%	13.74%
Touchstone Mid Cap Growth (Pinnacle V ™)
	2009	92	8.27	759	0.12%	1.55%	36.84%
	2008	63	6.04	380	5.33%	1.55%	(40.64)%
	2007	19	10.18	194	9.52%	1.55%	1.82%
Touchstone Large Cap Core Equity (Pinnacle ™)
	2009	762	10.71	8,169	1.31%	1.35%	22.39%
	2008	917	8.75	8,031	1.80%	1.35%	(36.08)%
	2007	495	13.69	6,775	2.73%	1.35%	3.91%
	2006	635	13.18	8,366	2.00%	1.35%	24.87%
	2005	1,078	10.56	11,381	0.00%	1.35%	(4.36)%
Touchstone Large Cap Core Equity (Pinnacle V ™)
	2009	218	7.38	1,610	1.63%	1.55%	22.14%
	2008	24	6.04	147	2.68%	1.55%	(36.21)%
	2007	3	9.47	27	7.73%	1.55%	(5.27)%
Touchstone Enhanced ETF (Pinnacle ™)
	2009	52	10.46	544	1.81%	1.35%	20.52%
	2008	169	8.68	1,468	4.18%	1.35%	(32.33)%
	2007	357	12.83	4,581	1.88%	1.35%	2.62%
	2006	447	12.50	5,585	0.86%	1.35%	13.83%
	2005	268	10.98	2,943	0.00%	1.35%	4.59%
Touchstone High Yield (Pinnacle ™)
	2009	108	15.17	1,633	5.04%	1.35%	44.66%
	2008	311	10.49	3,266	12.51%	1.35%	(25.21)%
	2007	190	14.03	2,665	7.98%	1.35%	0.40%
	2006	247	13.97	3,445	6.10%	1.35%	6.45%
	2005	427	13.12	5,601	0.00%	1.35%	1.88%
Touchstone High Yield (PinnacleV ™)
	2009	473	10.42	4,928	9.41%	1.55%	44.37%
	2008	122	7.22	883	37.67%	1.55%	(25.36)%
	2007	4	9.67	35	8.25%	1.55%	(3.28)%
Touchstone Moderate ETF (Pinnacle ™)
	2009	123	10.88	1,332	2.95%	1.35%	15.86%
	2008	194	9.39	1,818	1.71%	1.35%	(21.42)%
	2007	160	11.95	1,908	1.45%	1.35%	3.80%
	2006	149	11.51	1,719	1.00%	1.35%	9.48%
	2005	145	10.51	1,529	0.00%	1.35%	2.53%
Touchstone Money Market (Pinnacle ™)
	2009	632	11.01	6,956	0.98%	1.35%	(0.48)%
	2008	997	11.07	11,039	2.93%	1.35%	1.60%
	2007	875	10.89	9,527	5.04%	1.35%	3.75%
	2006	1,109	10.50	11,642	4.84%	1.35%	3.52%
	2005	1,224	10.14	12,419	3.24%	1.35%	1.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

31

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle ™)
	2009	189	$41.79	$7,887	1.95%	1.35%	29.61%
	2008	233	32.24	7,526	1.65%	1.35%	(39.34)%
	2007	335	53.14	17,792	0.66%	1.35%	(3.13)%
	2006	407	54.86	22,352	0.94%	1.35%	14.32%
	2005	572	47.99	27,434	0.77%	1.35%	15.83%
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)
	2009	132	20.09	2,651	9.76%	1.35%	28.45%
	2008	50	15.64	780	9.54%	1.35%	(16.13)%
	2007	68	18.64	1,275	7.41%	1.35%	5.09%
	2006	80	17.74	1,418	6.25%	1.35%	9.32%
	2005	125	16.23	2,022	9.46%	1.35%	10.74%
Van Kampen UIF U.S. Real Estate (Pinnacle ™)
	2009	63	21.38	1,356	3.38%	1.35%	26.62%
	2008	77	16.88	1,291	9.48%	1.35%	(38.74)%
	2007	113	27.56	3,118	2.18%	1.35%	(18.18)%
	2006	190	33.68	6,389	1.47%	1.35%	36.19%
	2005	247	24.73	6,118	1.50%	1.35%	15.48%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle ™)
	2009	293	12.17	3,572	2.27%	1.35%	28.45%
	2008	335	9.48	3,174	2.21%	1.35%	(43.43)%
	2007	484	16.76	8,105	2.06%	1.35%	0.15%
	2006	675	16.73	11,290	4.64%	1.35%	18.58%
	2005	900	14.11	12,701	2.36%	1.35%	4.44%
Fidelity VIP II Contrafund (Pinnacle ™)
	2009	451	17.63	7,945	1.39%	1.35%	33.88%
	2008	566	13.17	7,446	1.06%	1.35%	(43.29)%
	2007	689	23.22	15,998	5.10%	1.35%	16.02%
	2006	917	20.01	18,352	1.31%	1.35%	10.21%
	2005	1,201	18.16	21,817	0.33%	1.35%	15.36%
Fidelity VIP III Growth & Income (Pinnacle ™)
	2009	178	11.98	2,135	1.07%	1.35%	25.49%
	2008	216	9.54	2,062	3.29%	1.35%	(42.49)%
	2007	305	16.60	5,067	4.69%	1.35%	10.64%
	2006	380	15.00	5,696	1.02%	1.35%	11.66%
	2005	556	13.44	7,472	1.69%	1.35%	6.19%
Fidelity VIP III Growth Opportunities (Pinnacle ™)
	2009	90	8.12	732	0.45%	1.35%	43.88%
	2008	99	5.64	559	0.40%	1.35%	(55.63)%
	2007	128	12.72	1,632	0.00%	1.35%	21.47%
	2006	149	10.47	1,562	0.88%	1.35%	4.04%
	2005	257	10.06	2,584	1.07%	1.35%	7.43%
Fidelity VIP II Index 500 (Pinnacle ™)
	2009	445	7.66	3,407	2.52%	1.35%	24.90%
	2008	515	6.13	3,160	1.92%	1.35%	(37.85)%
	2007	704	9.86	6,944	2.42%	1.35%	(1.36)%
Fidelity VIP II Index 500 (Pinnacle IV ™)
	2009	74	7.64	566	2.53%	1.45%	24.77%
	2008	79	6.12	486	1.99%	1.45%	(37.92)%
	2007	94	9.86	923	2.53%	1.45%	(1.42)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

32

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle ™)
	2009	301	$11.07	$3,329	9.18%	1.35%	14.16%
	2008	344	9.70	3,335	4.61%	1.35%	(4.56)%
	2007	487	10.16	4,954	0.12%	1.35%	1.63%
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)
	2009	244	11.04	2,692	9.11%	1.45%	14.05%
	2008	277	9.68	2,679	4.61%	1.45%	(4.66)%
	2007	382	10.16	3,875	0.12%	1.45%	1.56%
Fidelity VIP Overseas (Pinnacle ™)
	2009	58	7.33	425	2.46%	1.35%	24.82%
	2008	68	5.87	398	4.63%	1.35%	(44.57)%
	2007	106	10.59	1,124	2.09%	1.35%	5.92%
Fidelity VIP Overseas (Pinnacle IV ™)
	2009	48	7.31	350	2.33%	1.45%	24.70%
	2008	61	5.86	357	4.79%	1.45%	(44.62)%
	2007	82	10.58	868	1.85%	1.45%	5.84%
Non-Affiliated Service Class :
Fidelity VIP Growth (Pinnacle ™)
	2009	95	7.47	712	0.42%	1.35%	26.42%
	2008	110	5.91	652	0.59%	1.35%	(47.95)%
	2007	162	11.35	1,836	0.75%	1.35%	25.13%
	2006	228	9.07	2,070	0.32%	1.35%	5.30%
	2005	323	8.61	2,778	0.46%	1.35%	4.25%
Fidelity VIP III Mid Cap (Pinnacle ™)
	2009	160	29.59	4,748	1.08%	1.35%	38.13%
	2008	185	21.43	3,970	5.29%	1.35%	(40.33)%
	2007	274	35.90	9,836	0.86%	1.35%	13.91%
	2006	398	31.52	12,530	1.44%	1.35%	11.08%
	2005	521	28.37	14,788	0.00%	1.35%	16.62%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)
	2009	18	11.29	205	2.12%	1.45%	26.90%
	2008	29	8.90	256	7.67%	1.45%	(29.94)%
	2007	109	12.70	1,383	9.53%	1.45%	13.51%
	2006	24	11.19	272	2.11%	1.45%	5.59%
	2005	21	10.60	221	1.50%	1.45%	2.28%
Fidelity VIP Asset Manager (Pinnacle V ™)
	2009	28	9.48	268	2.93%	1.55%	26.77%
	2008	16	7.48	116	8.35%	1.55%	(30.01)%
	2007	5	10.68	52	9.16%	1.55%	6.83%
Fidelity VIP Balanced (Pinnacle IV ™)
	2009	90	12.54	1,134	2.01%	1.45%	36.32%
	2008	98	9.20	906	2.64%	1.45%	(35.11)%
	2007	122	14.18	1,726	4.53%	1.45%	7.15%
	2006	87	13.23	1,156	1.76%	1.45%	9.89%
	2005	80	12.04	959	2.20%	1.45%	4.00%
Fidelity VIP Balanced (Pinnacle V ™)
	2009	51	8.77	443	2.70%	1.55%	36.18%
	2008	31	6.44	203	2.58%	1.55%	(35.17)%
	2007	6	9.93	60	4.43%	1.55%	(0.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

33

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued) :
Fidelity VIP Contrafund (Pinnacle IV ™)
	2009	679		$13.64	$9,260	1.18%	1.45%	33.51%
	2008	1,035		10.22	10,575	0.95%	1.45%	(43.53)%
	2007	1,029		18.09	18,618	5.51%	1.45%	15.61%
	2006	1,042		15.65	16,310	1.06%	1.45%	9.82%
	2005	680		14.25	9,693	0.14%	1.45%	14.96%
Fidelity VIP Contrafund (Pinnacle V ™)
	2009	324		8.11	2,625	1.48%	1.55%	33.37%
	2008	273		6.08	1,661	1.33%	1.55%	(43.58)%
	2007	79		10.78	852	19.70%	1.55%	7.78%
Fidelity VIP Disciplined Small Cap (Pinnacle ™)
	2009	37		7.06	261	0.22%	1.35%	20.30%
	2008	42		5.87	248	0.32%	1.35%	(34.86)%
	2007	62		9.01	562	0.42%	1.35%	(9.93)%
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)
	2009	40		7.04	283	0.24%	1.45%	20.18%
	2008	40		5.86	235	0.36%	1.45%	(34.93)%
	2007	46		9.00	418	0.42%	1.45%	(9.99)%
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)
	2009	13		7.07	94	0.47%	1.55%	20.05%
	2008	2		5.89	14	1.04%	1.55%	(35.00)%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)
	2009	20		11.45	232	0.02%	1.45%	33.82%
	2008	25		8.56	217	0.46%	1.45%	(42.20)%
	2007	31		14.81	458	5.25%	1.45%	5.15%
	2006	32		14.08	450	0.34%	1.45%	12.17%
	2005	10		12.55	125	0.00%	1.45%	18.93%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)
	2009	9		7.56	67	0.03%	1.55%	33.69%
	2008	5		5.65	26	0.72%	1.55%	(42.26)%
	2007	1		9.79	14	70.71%	1.55%	(2.10)%
Fidelity VIP Equity-Income (Pinnacle IV ™)
	2009	230		9.79	2,250	1.97%	1.45%	28.00%
	2008	293		7.65	2,240	2.14%	1.45%	(43.64)%
	2007	345		13.57	4,681	1.97%	1.45%	(0.17)%
	2006	380		13.59	5,171	4.90%	1.45%	18.20%
	2005	739		11.50	8,498	1.85%	1.45%	4.05%
Fidelity VIP Equity-Income (Pinnacle V ™)
	2009	104		6.59	684	2.29%	1.55%	27.87%
	2008	66		5.15	342	4.21%	1.55%	(43.70)%
	2007	15		9.15	139	4.20%	1.55%	(8.46)%
Fidelity VIP Freedom 2010 (Pinnacle ™)
	2009	—	*	9.24	2	1.98%	1.35%	22.28%
	2008	2		7.55	14	2.65%	1.35%	(26.18)%
	2007	1		10.23	6	6.10%	1.35%	2.34%
Fidelity VIP Freedom 2010 (Pinnacle IV ™)
	2009	15		9.21	142	4.00%	1.45%	22.16%
	2008	23		7.54	174	15.33%	1.45%	(26.26)%
Fidelity VIP Freedom 2010 (Pinnacle V ™)
	2009	58		9.12	527	6.11%	1.55%	22.04%
	2008	30		7.47	226	5.30%	1.55%	(26.33)%
	2007	3		10.15	33	19.92%	1.55%	1.45%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

34

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (Pinnacle ™)
	2009	—	*	$9.06	$4	2.52%	1.35%	23.34%
	2008	6		7.35	42	3.81%	1.35%	(28.28)%
Fidelity VIP Freedom 2015 (Pinnacle IV ™)
	2009	2		9.04	15	6.18%	1.45%	23.21%
	2008	—	*	7.34	3	2.93%	1.45%	(28.35)%
Fidelity VIP Freedom 2015 (Pinnacle V ™)
	2009	127		8.94	1,132	5.95%	1.55%	23.09%
	2008	66		7.26	481	7.05%	1.55%	(28.43)%
	2007	5		10.14	49	13.52%	1.55%	1.44%
Fidelity VIP Freedom 2020 (Pinnacle IV ™)
	2009	23		8.60	196	3.97%	1.45%	26.69%
	2008	22		6.79	152	6.83%	1.45%	(33.78)%
	2007	4		10.25	46	5.63%	1.45%	2.51%
Fidelity VIP Freedom 2020 (Pinnacle V ™)
	2009	156		8.48	1,325	6.29%	1.55%	26.56%
	2008	61		6.70	408	4.92%	1.55%	(33.85)%
	2007	7		10.13	73	17.36%	1.55%	1.33%
Fidelity VIP Freedom 2025 (Pinnacle IV ™)
	2009	2		8.48	19	3.97%	1.45%	27.91%
	2008	2		6.63	15	4.47%	1.45%	(35.32)%
Fidelity VIP Freedom 2025 (Pinnacle V ™)
	2009	86		8.36	716	3.02%	1.55%	27.78%
	2008	114		6.54	746	5.44%	1.55%	(35.39)%
	2007	52		10.13	524	11.62%	1.55%	1.29%
Fidelity VIP Freedom 2030 (Pinnacle IV ™)
	2009	2		8.08	19	2.20%	1.45%	29.28%
	2008	4		6.25	24	3.75%	1.45%	(39.07)%
Fidelity VIP Freedom 2030 (Pinnacle V ™)
	2009	25		7.96	197	3.29%	1.55%	29.15%
	2008	3		6.16	20	10.26%	1.55%	(39.13)%
	2007	—	*	10.12	2	19.75%	1.55%	1.20%
Fidelity VIP Growth (Pinnacle ™)
	2009	25		7.68	189	0.25%	1.35%	26.24%
	2008	34		6.09	209	0.45%	1.35%	(48.02)%
	2007	48		11.71	567	0.18%	1.35%	17.10%
Fidelity VIP Growth (Pinnacle IV ™)
	2009	145		7.66	1,110	0.27%	1.45%	26.11%
	2008	183		6.08	1,114	0.51%	1.45%	(48.08)%
	2007	261		11.71	3,060	0.44%	1.45%	24.79%
	2006	217		9.38	2,035	0.22%	1.45%	5.03%
	2005	447		8.93	3,991	0.28%	1.45%	3.98%
Fidelity VIP Growth (Pinnacle V ™)
	2009	23		7.56	172	0.53%	1.55%	25.98%
	2008	8		6.00	51	1.28%	1.55%	(48.13)%
	2007	2		11.56	28	0.32%	1.55%	15.61%
Fidelity VIP Growth & Income (Pinnacle IV ™)
	2009	90		9.55	858	0.79%	1.45%	25.18%
	2008	116		7.63	887	3.08%	1.45%	(42.74)%
	2007	146		13.32	1,949	4.07%	1.45%	10.25%
	2006	173		12.08	2,094	1.22%	1.45%	11.23%
	2005	486		10.86	5,275	1.28%	1.45%	5.85%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

35

Separate Account II

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Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth & Income (Pinnacle V ™)
	2009	48	$7.31	$354	0.99%	1.55%	25.05%
	2008	36	5.84	211	2.34%	1.55%	(42.80)%
	2007	10	10.21	99	1.90%	1.55%	2.14%
Fidelity VIP Growth Opportunities (Pinnacle IV ™)
	2009	31	8.43	264	0.25%	1.45%	43.35%
	2008	32	5.88	187	0.12%	1.45%	(55.79)%
	2007	40	13.29	538	0.00%	1.45%	21.08%
	2006	39	10.98	425	0.50%	1.45%	3.60%
	2005	38	10.60	400	0.56%	1.45%	7.11%
Fidelity VIP Growth Opportunities (Pinnacle V ™)
	2009	24	6.94	165	0.52%	1.55%	43.21%
	2008	7	4.84	32	0.09%	1.55%	(55.84)%
	2007	3	10.97	35	0.00%	1.55%	9.67%
Fidelity VIP High Income (Pinnacle IV ™)
	2009	118	14.40	1,695	12.73%	1.45%	41.39%
	2008	104	10.18	1,063	5.26%	1.45%	(26.23)%
	2007	79	13.80	1,091	5.84%	1.45%	1.05%
	2006	136	13.66	1,863	8.20%	1.45%	9.42%
	2005	95	12.48	1,191	11.75%	1.45%	0.83%
Fidelity VIP High Income (Pinnacle V ™)
	2009	55	10.13	555	11.19%	1.55%	41.24%
	2008	27	7.17	191	8.20%	1.55%	(26.30)%
	2007	9	9.73	84	28.04%	1.55%	(2.65)%
Fidelity VIP II Index 500 (Pinnacle ™)
	2009	195	7.61	1,485	2.33%	1.35%	24.60%
	2008	198	6.10	1,206	2.27%	1.35%	(38.01)%
	2007	93	9.85	920	3.05%	1.35%	(1.52)%
Fidelity VIP II Index 500 (Pinnacle IV ™)
	2009	425	7.59	3,226	2.26%	1.45%	24.47%
	2008	509	6.09	3,103	1.99%	1.45%	(38.07)%
	2007	423	9.84	4,162	2.30%	1.45%	(1.59)%
Fidelity VIP II Index 500 (Pinnacle V ™)
	2009	100	7.42	743	2.32%	1.55%	24.34%
	2008	89	5.97	530	3.97%	1.55%	(38.14)%
	2007	9	9.65	82	5.60%	1.55%	(3.55)%
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)
	2009	403	11.81	4,759	8.60%	1.45%	13.80%
	2008	355	10.38	3,682	4.62%	1.45%	(4.86)%
	2007	319	10.91	3,478	2.12%	1.45%	2.54%
	2006	108	10.64	1,153	3.50%	1.45%	2.63%
	2005	77	10.36	800	2.27%	1.45%	0.42%
Fidelity VIP Investment Grade Bond (Pinnacle V ™)
	2009	135	10.98	1,479	8.71%	1.55%	13.68%
	2008	66	9.66	638	2.55%	1.55%	(4.96)%
	2007	25	10.16	257	0.13%	1.55%	1.63%
Fidelity VIP Mid Cap (Pinnacle ™)
	2009	101	8.63	872	1.03%	1.35%	37.87%
	2008	122	6.26	763	5.47%	1.35%	(40.42)%
	2007	167	10.51	1,760	0.52%	1.35%	5.08%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

36

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle IV ™)
	2009	419	$18.23	$7,639	1.20%	1.45%	37.73%
	2008	352	13.24	4,656	5.20%	1.45%	(40.49)%
	2007	688	22.24	15,294	0.61%	1.45%	13.66%
	2006	665	19.57	13,017	0.98%	1.45%	10.78%
	2005	452	17.67	7,986	0.00%	1.45%	16.32%
Fidelity VIP Mid Cap (Pinnacle V ™)
	2009	174	8.52	1,478	1.40%	1.55%	37.59%
	2008	73	6.19	452	3.88%	1.55%	(40.55)%
	2007	58	10.41	600	1.21%	1.55%	4.11%
Fidelity VIP Overseas (Pinnacle IV ™)
	2009	97	11.91	1,160	2.06%	1.45%	24.39%
	2008	178	9.57	1,704	4.35%	1.45%	(44.78)%
	2007	297	17.34	5,153	3.11%	1.45%	15.34%
	2006	90	15.03	1,357	0.71%	1.45%	16.07%
	2005	20	12.95	265	0.56%	1.45%	17.07%
Fidelity VIP Overseas (Pinnacle V ™)
	2009	72	7.12	514	2.78%	1.55%	24.27%
	2008	43	5.73	243	3.65%	1.55%	(44.83)%
	2007	12	10.38	125	5.23%	1.55%	3.82%
Fidelity VIP Value Strategies (Pinnacle IV ™)
	2009	41	8.06	334	1.02%	1.45%	54.88%
	2008	4	5.20	23	4.13%	1.45%	(47.98)%
Fidelity VIP Value Strategies (Pinnacle ™)
	2009	2	8.07	18	0.18%	1.35%	55.03%
	2008	16	5.21	84	3.71%	1.35%	(47.95)%
Fidelity VIP Value Strategies (Pinnacle V ™)
	2009	2	8.04	18	0.80%	1.55%	54.72%
Fidelity VIP Asset Manager (Pinnacle ™)
	2009	6	11.36	65	2.00%	1.35%	27.02%
	2008	10	8.94	90	9.54%	1.35%	(29.87)%
	2007	44	12.75	567	3.72%	1.35%	13.63%
	2006	2	11.22	17	3.25%	1.35%	5.69%
	2005	24	10.62	255	0.10%	1.35%	2.38%
Fidelity VIP Balanced (Pinnacle ™)
	2009	34	11.43	388	2.37%	1.35%	36.46%
	2008	24	8.38	205	2.49%	1.35%	(35.04)%
	2007	43	12.90	549	5.59%	1.35%	7.20%
	2006	37	12.03	442	1.86%	1.35%	10.00%
	2005	37	10.93	399	2.77%	1.35%	4.11%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)
	2009	6	11.63	68	0.02%	1.35%	33.96%
	2008	6	8.68	52	0.34%	1.35%	(42.14)%
	2007	12	15.00	181	4.63%	1.35%	5.27%
	2006	19	14.25	264	0.22%	1.35%	12.28%
	2005	18	12.69	226	0.00%	1.35%	19.05%
Fidelity VIP High Income (Pinnacle ™)
	2009	355	12.56	4,461	11.17%	1.35%	41.53%
	2008	82	8.88	730	4.26%	1.35%	(26.15)%
	2007	53	12.02	632	4.29%	1.35%	1.19%
	2006	110	11.88	1,302	10.78%	1.35%	9.53%
	2005	17	10.85	188	9.89%	1.35%	0.94%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -          Less than 1,000.

37

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle ™)
	2009	214	$11.88	$2,545	9.18%	1.35%	13.91%
	2008	262	10.43	2,732	4.98%	1.35%	(4.77)%
	2007	282	10.95	3,092	1.60%	1.35%	2.63%
	2006	75	10.67	801	4.38%	1.35%	2.74%
	2005	98	10.38	1,019	3.31%	1.35%	0.52%
Fidelity VIP Overseas (Pinnacle ™)
	2009	66	11.98	791	2.06%	1.35%	24.52%
	2008	107	9.62	1,027	4.89%	1.35%	(44.72)%
	2007	153	17.40	2,661	2.87%	1.35%	15.46%
	2006	48	15.07	727	0.94%	1.35%	16.19%
	2005	23	12.97	304	0.43%	1.35%	17.19%
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)
	2009	19	21.24	393	7.76%	1.45%	28.32%
	2008	20	16.55	337	9.70%	1.45%	(16.21)%
	2007	35	19.76	699	7.48%	1.45%	4.98%
	2006	56	18.82	1,060	6.76%	1.45%	9.21%
	2005	54	17.23	924	9.28%	1.45%	10.63%
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)
	2009	67	18.08	1,204	3.21%	1.45%	26.49%
	2008	83	14.29	1,186	9.38%	1.45%	(38.80)%
	2007	127	23.35	2,970	1.88%	1.45%	(18.29)%
	2006	253	28.58	7,241	1.42%	1.45%	36.05%
	2005	221	21.00	4,650	1.47%	1.45%	15.36%
Franklin Growth and Income Securities (Pinnacle ™)
	2009	307	11.63	3,576	5.23%	1.35%	25.11%
	2008	365	9.30	3,397	4.12%	1.35%	(35.83)%
	2007	473	14.49	6,853	3.16%	1.35%	(4.79)%
	2006	649	15.22	9,873	2.94%	1.35%	15.48%
	2005	911	13.18	12,001	2.81%	1.35%	2.32%
Franklin Income Securities (Pinnacle ™)
	2009	667	15.99	10,666	8.27%	1.35%	34.05%
	2008	824	11.93	9,824	6.32%	1.35%	(30.37)%
	2007	1,181	17.13	20,226	3.75%	1.35%	2.62%
	2006	1,467	16.69	24,496	3.94%	1.35%	16.88%
	2005	1,914	14.28	27,336	3.84%	1.35%	0.46%
JPM IT Mid Cap Value (Pinnacle ™)
	2009	6	13.14	75	0.00%	1.35%	31.38%
JPM IT Mid Cap Value (Pinnacle IV ™)
	2009	32	13.13	423	0.00%	1.45%	31.29%
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle ™)
	2009	127	7.18	915	4.83%	1.35%	24.85%
	2008	138	5.75	792	3.68%	1.35%	(36.02)%
	2007	187	8.98	1,678	4.22%	1.35%	(10.16)%
Franklin Growth and Income Securities (Pinnacle IV ™)
	2009	243	11.35	2,762	4.86%	1.45%	24.72%
	2008	298	9.10	2,714	3.85%	1.45%	(36.09)%
	2007	394	14.24	5,619	4.11%	1.45%	(5.10)%
	2006	93	15.01	1,398	2.61%	1.45%	15.07%
	2005	94	13.05	1,222	2.63%	1.45%	2.02%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -          Less than 1,000.

38

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (Pinnacle V ™)
	2009	49	$6.98	$343	4.08%	1.55%	24.59%
	2008	39	5.60	220	4.29%	1.55%	(36.15)%
	2007	8	8.77	69	1.09%	1.55%	(12.29)%
Franklin Income Securities (Pinnacle IV ™)
	2009	533	15.59	8,308	7.33%	1.45%	33.63%
	2008	446	11.67	5,209	6.59%	1.45%	(30.68)%
	2007	903	16.83	15,205	3.71%	1.45%	2.28%
	2006	827	16.46	13,616	4.09%	1.45%	16.53%
	2005	461	14.13	6,515	3.74%	1.45%	0.14%
Franklin Income Securities (Pinnacle V ™)
	2009	242	8.84	2,141	6.61%	1.55%	33.50%
	2008	122	6.62	810	6.89%	1.55%	(30.75)%
	2007	85	9.56	814	0.42%	1.55%	(4.40)%
Franklin Large Cap Growth Securities (Pinnacle IV ™)
	2009	62	11.89	732	1.40%	1.45%	27.85%
	2008	60	9.30	555	3.55%	1.45%	(35.48)%
	2007	64	14.41	922	0.72%	1.45%	4.71%
	2006	74	13.76	1,017	0.79%	1.45%	9.29%
	2005	86	12.59	1,082	0.63%	1.45%	(0.40)%
Franklin Large Cap Growth Securities (Pinnacle V ™)
	2009	21	7.88	166	1.32%	1.55%	27.72%
	2008	24	6.17	147	3.64%	1.55%	(35.55)%
	2007	6	9.58	59	0.47%	1.55%	(4.22)%
Franklin Mutual Shares Securities (Pinnacle IV ™)
	2009	194	13.41	2,598	1.82%	1.45%	24.22%
	2008	292	10.79	3,155	4.09%	1.45%	(38.02)%
	2007	668	17.42	11,640	2.05%	1.45%	1.97%
	2006	321	17.08	5,479	2.01%	1.45%	16.67%
	2005	232	14.64	3,403	0.90%	1.45%	8.96%
Franklin Mutual Shares Securities (Pinnacle V ™)
	2009	120	7.24	867	2.13%	1.55%	24.10%
	2008	77	5.83	449	4.77%	1.55%	(38.09)%
	2007	63	9.42	598	0.26%	1.55%	(5.80)%
Franklin Small Cap Value Securities Fund (Pinnacle ™)
	2009	10	7.48	73	0.91%	1.35%	27.41%
	2008	26	5.87	152	3.07%	1.35%	(33.92)%
	2007	1	8.88	6	0.00%	1.35%	(11.18)%
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)
	2009	9	7.46	66	2.42%	1.45%	27.28%
	2008	5	5.86	31	1.11%	1.45%	(33.99)%
	2007	2	8.88	14	0.00%	1.45%	(11.24)%
Franklin Small Cap Value Securities Fund (Pinnacle V ™)
	2009	23	7.42	167	1.62%	1.55%	27.16%
	2008	16	5.83	91	1.14%	1.55%	(34.06)%
	2007	3	8.85	26	0.00%	1.55%	(11.52)%
Templeton Foreign Securities Fund (Pinnacle IV ™)
	2009	109	17.20	1,868	3.46%	1.45%	35.06%
	2008	128	12.74	1,628	3.32%	1.45%	(41.25)%
	2007	179	21.68	3,891	2.32%	1.45%	13.75%
	2006	160	19.06	3,056	1.20%	1.45%	19.69%
	2005	154	15.92	2,445	1.04%	1.45%	8.58%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -          Less than 1,000.

39

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (Pinnacle V ™)
	2009	58		$8.31	$478	3.11%	1.55%	34.92%
	2008	41		6.16	254	3.48%	1.55%	(41.31)%
	2007	14		10.49	145	0.00%	1.55%	4.87%
Templeton Growth Securities (Pinnacle IV ™)
	2009	283		13.56	3,833	3.99%	1.45%	29.20%
	2008	126		10.50	1,325	1.82%	1.45%	(43.16)%
	2007	251		18.47	4,628	1.88%	1.45%	0.86%
	2006	527		18.31	9,655	1.34%	1.45%	20.05%
	2005	130		15.25	1,978	0.75%	1.45%	7.29%
Templeton Growth Securities (Pinnacle V ™)
	2009	405		6.99	2,830	3.71%	1.55%	29.07%
	2008	66		5.41	356	2.09%	1.55%	(43.22)%
	2007	31		9.53	293	0.17%	1.55%	(4.69)%
Van Kampen LIT Comstock (Pinnacle IV ™)
	2009	44		12.81	568	4.10%	1.45%	26.55%
	2008	56		10.12	571	2.87%	1.45%	(36.74)%
	2007	72		16.00	1,150	1.88%	1.45%	(3.78)%
	2006	90		16.63	1,492	2.79%	1.45%	14.37%
	2005	107		14.54	1,559	0.91%	1.45%	2.61%
Van Kampen LIT Comstock (Pinnacle V ™)
	2009	20		7.14	145	4.31%	1.55%	26.42%
	2008	9		5.65	50	2.21%	1.55%	(36.80)%
	2007	3		8.93	24	0.00%	1.55%	(10.67)%
Van Kampen LIT Capital Growth (Pinnacle IV ™)
	2009	28		12.66	354	0.00%	1.45%	63.24%
	2008	20		7.75	152	0.19%	1.45%	(49.86)%
	2007	19		15.46	288	0.00%	1.45%	14.97%
	2006	27		13.45	369	0.00%	1.45%	1.14%
	2005	32		13.30	420	0.01%	1.45%	6.08%
Van Kampen LIT Capital Growth (Pinnacle V ™)
	2009	17		8.76	152	0.00%	1.55%	63.08%
	2008	1		5.37	6	0.17%	1.55%	(49.91)%
	2007	—	*	10.73	5	0.00%	1.55%	7.28%
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)
	2009	92		10.92	1,009	7.90%	1.45%	28.23%
	2008	100		8.52	851	9.95%	1.45%	(16.22)%
	2007	100		10.17	1,021	8.22%	1.45%	1.68%
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)
	2009	21		10.83	232	5.10%	1.55%	28.10%
	2008	19		8.46	164	8.01%	1.55%	(16.30)%
	2007	9		10.10	88	0.00%	1.55%	1.05%
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)
	2009	71		30.72	2,175	0.00%	1.45%	67.65%
	2008	66		18.32	1,214	7.44%	1.45%	(57.37)%
	2007	108		42.98	4,654	0.83%	1.45%	38.41%
	2006	81		31.05	2,523	0.80%	1.45%	35.19%
	2005	66		22.97	1,514	0.34%	1.45%	31.83%
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)
	2009	77		8.86	682	0.00%	1.55%	67.48%
	2008	66		5.29	351	8.48%	1.55%	(57.42)%
	2007	14		12.42	171	0.22%	1.55%	24.21%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -          Less than 1,000.

40

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)
	2009	188	$5.95	$1,121	3.06%	1.45%	26.63%
	2008	192	4.70	901	9.12%	1.45%	(38.96)%
	2007	185	7.70	1,427	3.18%	1.45%	(23.04)%
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)
	2009	83	6.34	528	2.79%	1.55%	26.50%
	2008	52	5.01	259	8.81%	1.55%	(39.02)%
	2007	14	8.22	115	0.91%	1.55%	(17.79)%
Franklin Large Cap Growth Securities (Pinnacle ™)
	2009	9	11.97	109	1.29%	1.35%	27.98%
	2008	10	9.35	97	3.46%	1.35%	(35.42)%
	2007	22	14.48	323	0.66%	1.35%	4.78%
	2006	31	13.82	434	0.78%	1.35%	9.40%
	2005	41	12.63	517	0.62%	1.35%	(0.30)%
Franklin Mutual Shares Securities (Pinnacle ™)
	2009	114	13.50	1,539	1.84%	1.35%	24.35%
	2008	140	10.86	1,516	3.57%	1.35%	(37.96)%
	2007	223	17.50	3,896	2.09%	1.35%	2.07%
	2006	281	17.15	4,824	2.10%	1.35%	16.79%
	2005	277	14.68	4,069	0.84%	1.35%	9.07%
Templeton Foreign Securities Fund (Pinnacle ™)
	2009	59	17.33	1,030	3.34%	1.35%	35.19%
	2008	62	12.82	792	3.19%	1.35%	(41.19)%
	2007	106	21.79	2,306	2.25%	1.35%	13.91%
	2006	132	19.13	2,533	1.26%	1.35%	19.81%
	2005	179	15.97	2,857	0.90%	1.35%	8.69%
Templeton Growth Securities (Pinnacle ™)
	2009	86	13.66	1,171	3.13%	1.35%	29.33%
	2008	121	10.56	1,283	1.99%	1.35%	(43.10)%
	2007	165	18.56	3,059	1.68%	1.35%	0.98%
	2006	198	18.38	3,644	1.31%	1.35%	20.17%
	2005	214	15.30	3,276	0.82%	1.35%	7.40%
Van Kampen LIT Comstock (Pinnacle ™)
	2009	19	12.90	248	4.38%	1.35%	26.68%
	2008	28	10.18	283	3.30%	1.35%	(36.67)%
	2007	45	16.08	719	1.88%	1.35%	(3.64)%
	2006	64	16.69	1,062	2.77%	1.35%	14.48%
	2005	89	14.58	1,301	0.81%	1.35%	2.71%
Van Kampen LIT Capital Growth (Pinnacle ™)
	2009	6	12.75	73	0.00%	1.35%	63.41%
	2008	6	7.80	46	0.22%	1.35%	(49.80)%
	2007	8	15.54	123	0.00%	1.35%	15.04%
	2006	10	13.51	135	0.00%	1.35%	1.24%
	2005	11	13.34	142	0.02%	1.35%	6.19%
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)
	2009	27	30.93	830	0.00%	1.35%	67.82%
	2008	30	18.43	562	8.07%	1.35%	(57.33)%
	2007	48	43.19	2,094	0.81%	1.35%	38.53%
	2006	39	31.18	1,220	0.90%	1.35%	35.32%
	2005	41	23.04	943	0.26%	1.35%	31.97%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -          Less than 1,000.

41

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF US Mid Cap Value (Pinnacle V ™)
	2009	10	$8.35	$85	0.61%	1.55%	37.00%
	2008	1	6.09	4	7.30%	1.55%	(39.09)%
Van Kampen UIF US Mid Cap Value (Pinnacle IV ™)
	2009	—	8.36	2	0.00%	1.45%	37.14%
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)
	2009	8	12.27	95	1.76%	1.45%	24.74%
	2008	8	9.84	78	2.90%	1.45%	(35.08)%
	2007	9	15.15	138	1.43%	1.45%	(3.35)%
	2006	13	15.68	197	0.84%	1.45%	15.79%
	2005	14	13.54	195	0.89%	1.45%	2.75%
DWS Small Cap Index VIP (Pinnacle ™)
	2009	69	12.69	877	1.82%	1.35%	24.87%
	2008	80	10.16	818	2.98%	1.35%	(35.02)%
	2007	105	15.64	1,641	1.44%	1.35%	(3.24)%
	2006	138	16.16	2,222	0.89%	1.35%	15.91%
	2005	251	13.94	3,500	0.97%	1.35%	2.86%
Non-Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)
	2009	1	12.95	12	0.00%	1.45%	29.46%
Columbia VIT Mid Cap Value Class B (Pinnacle V ™)
	2009	1	12.94	10	1.60%	1.55%	29.37%
Columbia VIT Small Cap Value Class B (Pinnacle ™)
	2009	1	12.52	8	0.00%	1.35%	25.18%
Columbia VIT Small Cap Value Class B (Pinnacle IV ™)
	2009	1	12.51	12	0.00%	1.45%	25.09%
Columbia VIT Small Cap Value Class B (Pinnacle V ™)
	2009	1	12.50	16	0.31%	1.55%	25.01%
DWS Small Cap Index VIP (Pinnacle IV ™)
	2009	33	11.66	389	1.15%	1.45%	24.44%
	2008	36	9.37	341	2.54%	1.45%	(35.28)%
	2007	31	14.48	453	1.16%	1.45%	(3.55)%
	2006	39	15.01	582	0.60%	1.45%	15.50%
	2005	45	13.00	586	0.65%	1.45%	2.49%
DWS Small Cap Index VIP (Pinnacle V ™)
	2009	56	7.44	419	1.49%	1.55%	24.31%
	2008	33	5.98	196	1.52%	1.55%	(35.35)%
	2007	4	9.25	38	0.00%	1.55%	(7.45)%
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™)
	2009	15	9.86	144	6.43%	1.35%	19.79%
	2008	16	8.23	133	9.21%	1.35%	(17.70)%
PIMCO VIT All Asset (Pinnacle IV ™)
	2009	16	9.92	162	7.26%	1.45%	19.67%
	2008	4	8.29	29	8.05%	1.45%	(17.10)%
PIMCO VIT All Asset (Pinnacle V ™)
	2009	14	9.90	135	9.21%	1.55%	19.55%
	2008	1	8.28	10	10.23%	1.55%	(17.17)%
PIMCO VIT Commodity Real Return (Pinnacle IV ™)
	2009	118	6.69	787	12.60%	1.45%	39.56%
	2008	80	4.79	384	4.47%	1.45%	(52.06)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

42

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Advisor Class (continued):
PIMCO VIT Commodity Real Return (Pinnacle V ™)
	2009	104		$6.68	$694	12.30%	1.55%	39.42%
	2008	62		4.79	299	11.52%	1.55%	(52.10)%
PIMCO VIT Commodity Real Return (Pinnacle ™)
	2009	18		6.65	122	14.42%	1.35%	39.71%
	2008	10		4.76	46	8.76%	1.35%	(52.37)%
PIMCO VIT Low Duration (Pinnacle IV ™)
	2009	26		10.78	275	6.09%	1.45%	11.57%
	2008	18		9.66	178	5.89%	1.45%	(3.41)%
PIMCO VIT Low Duration (Pinnacle ™)
	2009	22		10.83	237	9.02%	1.35%	11.68%
	2008	3		9.70	29	4.72%	1.35%	(3.01)%
PIMCO VIT Low Duration (Pinnacle V ™)
	2009	13		10.76	141	6.96%	1.55%	11.46%
	2008	4		9.65	40	5.81%	1.55%	(3.49)%
PIMCO VIT Real Return (Pinnacle IV ™)
	2009	76		10.38	784	6.93%	1.45%	16.53%
	2008	64		8.90	567	3.66%	1.45%	(10.95)%
PIMCO VIT Real Return (Pinnacle V ™)
	2009	25		10.36	264	6.97%	1.55%	16.41%
	2008	18		8.90	157	3.63%	1.55%	(11.03)%
PIMCO VIT Real Return (Pinnacle ™)
	2009	20		10.41	207	6.59%	1.35%	16.65%
	2008	23		8.92	201	3.63%	1.35%	(10.77)%
PIMCO VIT Total Return (Pinnacle V ™)
	2009	376		11.37	4,274	7.13%	1.55%	12.16%
	2008	104		10.14	1,055	7.36%	1.55%	1.35%
PIMCO VIT Total Return (Pinnacle IV ™)
	2009	332		11.39	3,779	6.53%	1.45%	12.27%
	2008	429		10.14	4,354	8.49%	1.45%	1.44%
PIMCO VIT Total Return (Pinnacle ™)
	2009	133		11.25	1,502	6.91%	1.35%	12.39%
	2008	35		10.01	349	6.33%	1.35%	0.12%
Non-Affiliated Investor Class:
Rydex VT Multi-Hedge Strategies (Pinnacle IV ™)
	2009	20		8.00	163	1.42%	1.45%	(4.69)%
	2008	9		8.40	76	1.88%	1.45%	(16.04)%
Rydex VT Multi-Hedge Strategies (Pinnacle V ™)
	2009	21		7.99	165	1.53%	1.55%	(4.78)%
	2008	6		8.39	52	1.59%	1.55%	(16.12)%
Rydex VT Multi-Hedge Strategies (Pinnacle ™)
	2009	2		7.91	12	0.77%	1.35%	(4.59)%
	2008	1		8.29	11	1.16%	1.35%	(17.09)%
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™)
	2009	9		9.84	86	0.00%	1.45%	(0.61)%
	2008	1		9.90	13	24.19%	1.45%	(1.03)%
Rydex VT Alternative Strategies Allocation (Pinnacle V ™)
	2009	4		9.83	42	0.00%	1.55%	(0.71)%
Rydex VT Alternative Strategies Allocation (Pinnacle ™)
	2009	—	*	9.85	5	0.00%	1.35%	(0.51)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

43

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Investor Class (continued):
Rydex VT Managed Future Strategy (Pinnacle IV ™)
	2009	16	$8.99	$147	0.00%	1.45%	(5.41)%
	2008	5	9.51	46	0.00%	1.45%	(4.92)%
Rydex VT Managed Future Strategy (Pinnacle V ™)
	2009	15	8.98	131	0.00%	1.55%	(5.50)%
Rydex VT Managed Future Strategy (Pinnacle ™)
	2009	9	9.00	80	0.00%	1.35%	(5.31)%
Rydex VT All-Cap Opportunity Fund (Pinnacle IV ™)
	2009	18	8.34	150	0.09%	1.45%	25.45%
	2008	19	6.65	129	0.62%	1.45%	(33.54)%
Rydex VT All-Cap Opportunity Fund (Pinnacle V ™)
	2009	36	8.32	303	0.10%	1.55%	25.32%
	2008	26	6.64	170	0.52%	1.55%	(33.60)%
Rydex VT All-Cap Opportunity Fund (Pinnacle ™)
	2009	2	8.12	17	0.15%	1.35%	25.58%
	2008	1	6.47	9	0.63%	1.35%	(35.33)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

44

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

Integrity Life Insurance Company

Years Ended December 31, 2009, 2008 and 2007

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities, for deferred income tax assets and for the statutory reserve valuation for variable annuity reserves related to product guarantees.  In 2008, the Company changed its methods of accounting for deferred tax assets and for the separate account assets and liabilities related to its market value adjusted annuity products.  Further, in 2008 and 2007, the Company changed the valuation bases of its statutory reserves for certain annuity products.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 23, 2010

1

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2009	2008
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$2,123,976	$1,741,443
Preferred and common stocks	129,682	109,637
Investment in common stock of subsidiary	225,590	184,548
Mortgage loans	61,409	62,794
Policy loans	116,674	117,015
Cash, cash equivalents and short-term investments	126,648	112,542
Receivable for securities	7,185	2,301
Other invested assets	54,073	113,423
Total cash and invested assets	2,845,237	2,443,703

Investment income due and accrued	27,898	24,680
Current federal income taxes recoverable from parent	—	22,906
Net deferred income tax asset	28,754	29,485
Receivables from parent, subsidiaries and affiliates	410	6,835
Amounts receivable on reinsurance contracts	23,762	27,750
Other admitted assets	1,838	1,936
Separate account assets	2,486,133	2,331,204
Total admitted assets	$5,414,032	$4,888,499

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,980,804	$1,723,034
Liability for deposit-type contracts	295,138	257,551
Policy and contract claims	169	230
Deposits on policies to be issued	6,459	9,584
Total policy and contract liabilities	2,282,570	1,990,399

General expense due and accrued	756	700
Current federal income taxes payable to parent	4,971	—
Transfer to separate accounts due and accrued, net	26,875	61,802
Asset valuation reserve	12,557	7,677
Interest maintenance reserve	517	—
Amounts payable on reinsurance contracts	35,879	37,480
Other liabilities	62,246	46,693
Borrowed money and interest	—	37,122
Separate account liabilities	2,486,133	2,331,204
Total liabilities	4,912,504	4,513,077

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	613,164	507,967
Accumulated deficit	(114,636)	(135,545)
Total capital and surplus	501,528	375,422
Total liabilities and capital and surplus	$5,414,032	$4,888,499

See accompanying notes.

2

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$554,046	$691,139	$500,769
Net investment income	135,468	123,912	103,599
Considerations for supplementary contracts with life contingencies	1,976	1,512	2,628
Amortization of the interest maintenance reserve	(1,877)	(2,428)	(2,123)
Reserve adjustments on reinsurance ceded	(109,597)	(87,659)	(207,171)
Fees from management of separate account	7,402	10,198	13,216
Other revenues	4,677	5,083	4,896
Total premiums and other revenues	592,095	741,757	415,814

Benefits paid or provided:
Death benefits	7,544	7,923	5,419
Annuity benefits	68,996	68,780	54,807
Surrender benefits	285,532	280,131	344,824
Payments on supplementary contracts	2,105	2,086	1,974
Other benefits	18,010	8,667	15,812
Increase (decrease) in policy reserves and other policyholders’ funds	253,795	269,091	114,539
Total benefits paid or provided	635,982	636,678	537,375

Insurance expenses and other deductions:
Commissions	29,014	35,580	27,492
Commissions and expenses on reinsurance assumed	134	126	136
General expenses	19,929	22,009	21,716
Net transfers to (from) separate account	(88,885)	68,834	(181,352)
Other deductions	917	2,869	4,559
Total insurance expenses and other deductions	(38,891)	129,418	(127,449)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	(4,996)	(24,339)	5,888
Federal income tax expense (benefit), excluding tax on capital gains	(1,698)	(12,681)	(3,626)
Gain (loss) from operations before net realized capital gains (losses)	(3,298)	(11,658)	9,514
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(9,099)	(15,752)	20,992

Net income (loss)	$(12,397)	$(27,410)	$30,506

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2009, 2008 and 2007

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2007	$3,000	$405,795	$(70,422)	$338,373

Net income (loss)	—	—	30,506	30,506
Change in net deferred income tax	—	—	(22,733)	(22,733)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($7,802))	—	—	(1,438)	(1,438)
Net change in nonadmitted assets and related items	—	—	14,161	14,161
Change in asset valuation reserve	—	—	(4,182)	(4,182)
Change in reserve on account of change in valuation basis	—	—	5,135	5,135
Change in surplus in separate accounts	—	—	(4,481)	(4,481)
Balance, December 31, 2007	3,000	405,795	(53,454)	355,341

Net income (loss)	—	—	(27,410)	(27,410)
Change in net deferred income tax	—	—	(7,369)	(7,369)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($16,155))	—	—	(81,802)	(81,802)
Net change in nonadmitted assets and related items	—	—	(12,497)	(12,497)
Change in asset valuation reserve	—	—	42,664	42,664
Change in deferred tax asset from permitted accounting practice	—	—	10,254	10,254
Changes in reserves on account of changes in valuation bases	—	—	8,391	8,391
Change in surplus in separate accounts	—	—	(14,322)	(14,322)
Capital contribution	—	102,172	—	102,172
Balance, December 31, 2008	3,000	507,967	(135,545)	375,422

Net income (loss)	—	—	(12,397)	(12,397)
Change in net deferred income tax	—	—	(690)	(690)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($4,152))	—	—	21,646	21,646
Net change in nonadmitted assets and related items	—	—	11,627	11,627
Change in asset valuation reserve	—	—	(4,880)	(4,880)
Change in deferred tax asset from permitted accounting practice	—	—	(10,254)	(10,254)
Change in surplus from additional deferred tax asset (SSAP 10R)	—	—	7,314	7,314
Changes in reserves on account of changes in valuation basis	—	—	(866)	(866)
Cumulative effects of changes in accounting principle	—	—	8,522	8,522
Change in surplus in separate accounts	—	—	887	887
Capital contribution	—	105,197	—	105,197
Balance, December 31, 2009	$3,000	$613,164	$(114,636)	$501,528

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$523,177	$766,403	$548,875
Net investment income received	126,905	115,871	101,165
Benefits paid	(453,504)	(694,304)	(643,952)
Net transfers from (to) separate accounts	58,510	(10,252)	152,533
Commissions and expense paid	(49,569)	(60,787)	(52,669)
Federal income taxes recovered (paid)	23,862	16,520	11,771
Other, net	12,079	15,281	18,111
Net cash from (for) operations	241,460	148,732	135,834

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	420,632	1,046,815	1,146,872
Preferred and common stocks	36,478	68,225	128,003
Mortgage loans	1,974	781	836
Other invested assets	59,794	4,331	19,391
Miscellaneous proceeds	—	2,475	673
Net proceeds from investments sold, matured or repaid	518,878	1,122,627	1,295,775

Cost of investments acquired:
Debt securities	(726,639)	(1,353,809)	(1,284,285)
Preferred and common stocks	(28,216)	(108,953)	(61,071)
Mortgage loans	(982)	(919)	(20,279)
Other invested assets	(6,927)	(12,176)	(43,650)
Miscellaneous applications	(819)	—	(2)
Total cost of investments acquired	(763,583)	(1,475,857)	(1,409,287)

Net change in policy and other loans	340	(1,279)	714
Net cash from (for) investments	(244,365)	(354,509)	(112,798)

Cash from Financing and Miscellaneous Sources:
Capital contributions - cash	8,000	40,000	—
Borrowed money	(37,122)	(10,726)	(7,122)
Net deposits on deposit-type contract funds and other insurance liabilities	36,847	215,982	62
Other cash provided (applied)	9,286	(3,473)	(12,503)
Net cash from (for) financing and miscellaneous sources	17,011	241,783	(19,563)

Net change in cash, cash equivalents and short-term investments	14,106	36,006	3,473
Cash, cash equivalents and short-term investments:
Beginning of year	112,542	76,536	73,063
End of year	$126,648	$112,542	$76,536

Cash flow information for non-cash transactions:
Capital contribution from parent in the form of common stock	$105,197	$18,528	$—
Capital contribution from parent in the form of debt securities and accrued interest	—	35,644	—

See accompanying notes.

5

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2009

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the State of Ohio and currently licensed in 45 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  For the year ended December 31, 2009, approximately 36% of the gross premiums and annuity considerations for the Company were derived from Pennsylvania, Florida, New Jersey, and California.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in 8 states and the District of Columbia and distributes similar products, principally in the state of New York.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.   The Department has the right to permit other specific practices that deviate from NAIC SAP.  Effective for the year ended December 31, 2008, the Company has received written approval from the Department to deviate from NAIC SAP by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying SSAP 10, Income Taxes (SSAP 10), deferred tax asset admittance test, as described in Department Bulletin 2009-04.   At December 31, 2008, the statutory surplus of the Company using the permitted practice was $10.3 million greater than it would have been if NAIC SAP had been followed with respect to determining admitted deferred tax assets.  At December 31, 2009, the permitted practice for the deferred tax admittance test was no longer in effect.  Therefore, the Company reversed the $10.3 million increase to surplus as a result of the permitted practice.  At December 31, 2009, there are no differences in the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio.  Accounting practices prescribed or permitted by the Department differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, all debt security other-than-temporary impairments are recorded to the extent the company has the intent to sell the security or it is more likely than not that it will be required to sell the security and the present value of expected future cash flows is below amortized cost.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.  The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves.  Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2009	2008
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$501,528	$375,422
Adjustments to customer deposits	(137,946)	(117,489)
Adjustments to invested asset carrying values	100,558	(200,236)
Asset valuation reserve	12,557	7,677
Value of insurance in force	6,573	95,516
Deferred policy acquisition costs	117,177	201,715
Deferred sales inducements	9,984	16,233
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	49,980	(151,039)
Federal income taxes	20,436	90,246
Western and Southern reinsurance	(114,361)	(126,056)
Other, net	526	(14)
Stockholder’s equity, GAAP basis	$567,012	$191,975

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2009	2008	2007
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$(12,397)	$(27,410)	$30,506
Deferred policy acquisition costs, net of amortization	19,884	15,387	10,894
Deferred sales inducements, net of amortization	1,120	599	1,689
Adjustments to customer deposits	(20,016)	1,126	(4,445)
Adjustments to invested asset carrying values at acquisition date	(10,967)	(2,735)	18,953
Amortization of value of insurance in force	(4,412)	(8,676)	(10,074)
Amortization of interest maintenance reserve	1,877	2,880	2,123
Adjustments for realized investment gains/losses	(61,384)	(19,666)	8,860
Adjustments for federal income tax expense	23,877	10,103	(27,838)
Investment in subsidiary	9,273	(34,980)	9,832
Income from MODCO reinsurance treaty	11,695	(19,887)	(13,328)
Other	—	—	963
Net income (loss), GAAP basis	$(41,450)	$(83,259)	$28,135

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiary is reported at its underlying statutory equity.  The net change in the subsidiary’s equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies (including hedge funds) are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.  Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments.  As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Borrowed Money and Interest

The Company has entered into dollar-roll repurchase agreements.  The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  At December 31, 2009, the Company had no dollar-roll repurchase agreements.  At December 31, 2008 the Company’s total admitted assets subject to these agreements were $36.9 million and the collateral held for these transactions was $37.1 million.

Securities Lending

As of December 31, 2009, the Company has loaned $62.9 million and $71.8 million in the general and separate account, respectively, of various US Treasury, corporate bonds, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon.  As of December 31, 2008, the Company had loaned $61.6 million and $69.2 million, in the general and separate account, respectively, of various US Treasury and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with SSAP 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in investment-grade debt securities and cash equivalents with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2009, the collateral for all securities on loan could be requested to be returned on demand by the borrower in both general and separate accounts.  At December 31, 2009, the fair value of the total collateral is $136.7 million, $100.5 million of which is unrestricted and $36.2 million of which is restricted.  At December 31, 2008, the fair value of the total collateral was $134.0 million, $85.5 million of which was unrestricted and $48.5 million of which was restricted.  There is no difference in the policy and procedures for the separate account.  In addition, the separate account collateral is held in the general account with the corresponding payable and receivable between the general and separate accounts.

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for non-guaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value.  Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis.  Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Effective January 1, 2008, the Company changed the method of accounting for assets and liabilities in its separate account related to market value adjusted annuity products from market value accounting to book value accounting. The Company recorded a decrease to surplus of $14.3 million as a result of changing the method of accounting on the assets through the change in surplus in separate accounts line on the statement of changes in capital and surplus and a decrease to surplus of $4.8 million as a result of changing the method of accounting on the liabilities through change in reserve on account of change in valuation bases on the statement of changes in capital and surplus.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R  requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amounts of $5.6 million and $2.9 million through cumulative effect of changes in accounting principle on the statements of changes in capital and surplus, which represents the increase to unassigned surplus from the adoption of SSAP 43R for the general account and separate account, respectively.  The cumulative effect adjustment is net of federal income taxes of $3.0 million for the general account and $1.6 million for the separate account.  SSAP 43R resulted in an increase in bonds of $8.5 million, an increase in separate account assets of  $4.6 million and a decrease in deferred tax assets of $4.6 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $7.3 million at December 31, 2009.  SSAP 10R is effective for 2009 and 2010 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

During 2009, the NAIC held discussions regarding the appropriate classification of hybrid securities (primarily preferred securities with characteristics of both debt and equity) on an insurer’s balance sheet.  These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations.  As a result of these discussions, the NAIC required that various securities be reclassified from preferred stocks to debt securities in the balance sheet.  During 2009, the Company reclassified 27 securities held at December 31, 2008, with a book adjusted carry value of $69.8 million and a fair value of $50.2 million.  Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

In 2009, the Company changed the statutory reserve valuation for variable annuity reserves related to product guarantees in accordance with Actuarial Guideline 43 VACARVM.  SSAP No. 51 — Life Contracts (SSAP 51) requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded a decrease of $0.9 million directly to surplus as a result of the change in valuation basis through the change in reserve on account of valuation basis on the statements of changes in capital and surplus.

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

In 2008, the Company changed the statutory valuation rate for single premium immediate annuity contracts.  SSAP 51 requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded an increase of $13.1 million directly to surplus as a result of the change in valuation bases through the changes in reserves on account of changes in valuation bases line on the statements of changes in capital and surplus.

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In 2007, the Company changed the method for calculating statutory reserves for the fixed rate option associated with certain annuity products from fund value to the Commissioner’s Reserve Valuation Method.  SSAP 51 requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  SSAP 56, Separate Accounts, requires changes in the surplus of the separate accounts business of an insurer except for changes resulting from the net gain from operations of the separate account, to be charged or credited directly to the unassigned surplus of the general account.  The Company has recorded a $5.1 million increase directly to surplus as a result of the change in valuation bases through the changes in reserves on account of changes in valuation bases line on the statements of changes in capital and surplus.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2009 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 23, 2010.

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$25,387	$218	$(82)	$25,523
Debt securities issued by states of the U.S. and political subdivisions of the states	56,555	486	(724)	56,317
Corporate securities	1,526,233	80,828	(37,614)	1,569,447
Commercial mortgage-backed securities	172,603	4,570	(1,405)	175,768
Residential mortgage-backed securities	343,198	11,438	(56,891)	297,745
Asset-backed securities	—	—	—	—
Total	$2,123,976	$97,540	$(96,716)	$2,124,800

The Company holds investments in hybrid securities that are classified in the corporate securities line above.  The book/adjusted carry value and fair value of these hybrid securities are $70.7 million and $62.1 million, respectively, at December 31, 2009.  These hybrid securities were classified as preferred stock at December 31, 2008.  See the Accounting Changes section in Note 1 for further discussion.

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$5,354	$449	$—	$5,803
Debt securities issued by states of the U.S. and political subdivisions of the states	36,445	486	(1,556)	35,375
Corporate securities	1,212,718	25,240	(127,548)	1,110,410
Commercial mortgage-backed securities	153,828	469	(15,944)	138,353
Residential mortgage-backed securities	328,650	8,076	(48,917)	287,809
Asset-backed securities	4,448	—	(1,525)	2,923
Total	$1,741,443	$34,720	$(195,490)	$1,580,673

At December 31, 2009 and 2008, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $205.4 million and $83.4 million, respectively, with an aggregate fair value of $183.1 million and $72.7 million, respectively.  Such holdings amount to 9.7% and 4.8%, respectively, of the Company’s investments in debt securities and 3.8% and 1.7%, respectively, of the Company’s total admitted assets as December 31, 2009 and 2008.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Unrealized gains and losses on investment in common stocks and unaffiliated common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$115,822	$19,117	$(5,257)	$129,682
Common stock of subsidiary	228,982	—	(3,392)	225,590
	$344,804	$19,117	$(8,649)	$355,272

At December 31, 2008:
Preferred stocks	$76,841	$409	$(20,166)	$57,084

Common stocks, unaffiliated	$22,157	$15,360	$(4,721)	$32,796
Common stock of subsidiary	217,297	—	(32,749)	184,548
	$239,454	$15,360	$(37,470)	$217,344

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(82)	$19,986	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(724)	28,201	—	—
Corporate securities	(2,897)	162,814	(34,717)	295,713
Commercial mortgage-backed securities	(89)	8,426	(1,316)	24,011
Residential mortgage-backed securities	(4,177)	44,263	(52,714)	124,388
Asset-backed securities	—	—	—	—
Total	$(7,969)	$263,690	$(88,747)	$444,112

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(4,727)	$40,422	$(530)	$4,725

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,364)	10,446	(192)	4,808
Corporate securities/asset-backed securities	(80,025)	603,052	(47,523)	168,323
Commercial mortgage-backed securities	(10,586)	102,127	(5,358)	31,476
Residential mortgage-backed securities	(32,472)	144,933	(16,445)	49,644
Asset-backed securities	(3)	506	(1,522)	2,416
Total	$(124,450)	$861,064	$(71,040)	$256,667

Preferred stocks	$(2,224)	$23,231	$(17,942)	$26,895
Common stocks, unaffiliated	$(4,130)	$16,035	$(591)	$2,190

Investments that are impaired at December 31, 2009 and 2008, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and residential mortgage-backed securities.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 11.9% and 15.7% of the carrying value of these securities at December 31, 2009 and 2008, respectively. At December 31, 2009, there were a total of 372 securities held that are considered temporarily impaired, 188 of which have been impaired for 12 months or longer.  At December 31, 2008, there were a total of 542 securities held that are considered temporarily impaired, 158 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $21.6 million, $31.3 million, and $3.9 million for the years ended December 31, 2009, 2008 and 2007, respectively.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the three month periods ended December 31, 2009, and September 30, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Description	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value
For the three month period ended December 31, 2009:

05950NBU1	BAFC2006-5 B1	$1,515,025	$657,848	$857,177	$657,848	$1,148,252
32052RAX8	FHASI 2006-3 B1	1,778,166	1,230,137	548,029	1,230,137	1,194,756
52522HAN2	LXS 2006-8 3A5	1,950,652	1,733,739	216,913	1,733,739	1,225,190
75970JAJ5	RAMC 2007-1 AF6	2,257,749	2,180,785	76,964	2,180,785	1,300,725
93934FEQ1	WMALT 2005-9 2A4	686,403	650,808	35,595	650,808	591,413
Total		$8,187,995	$6,453,317	$1,734,678	$6,453,317	$5,460,336

For the three month period ended September 30, 2009:

05950NBU1	BAFC 2006-5 B1	$2,152,505	$1,579,098	$573,407	$1,579,098	$1,156,443
12543PAQ6	CWHL 2006-21 A15	1,778,332	1,617,220	161,112	1,617,220	1,203,068
32052RAX8	FHASI 2006-3 B1	2,595,305	1,797,360	797,945	1,797,360	1,234,325
32056FAG7	FHASI 2007-5 B1	302,352	72,289	230,063	72,289	62,926
40432BBH1	HALO 2007-2 B1	553,261	171,089	382,172	171,089	151,855
52524MAV1	LXS 2007-9 WF3	861,647	758,127	103,520	758,127	317,713
Total		$8,243,402	$5,995,183	$2,248,219	$5,995,183	$4,126,330

The Company had no other-than-temporary impairments on loan-backed securities for the three month periods ended December 31, 2009, and September 30, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2009, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(in thousands)
Years to maturity:
One or less	$34,804	$35,499
After one through five	416,602	425,999
After five through ten	571,256	599,236
After ten	585,513	590,553
Mortgage-backed securities/Asset-backed securities	515,801	473,513
Total	$2,123,976	$2,124,800

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2009, 2008 and 2007 were $304.3 million, $186.7 million, and $663.6 million; gross gains of $9.5 million, $2.1 million, and $5.8 million, and gross losses of $1.2 million, $5.0 million, and $3.4 million were realized on those sales, respectively.

Proceeds from the sales of investments in equity securities during 2009, 2008 and 2007 were $32.6 million, $48.8 million, and $82.3 million; gross gains of $12.0 million, $1.4 million, and $2.6 million and gross losses of $3.9 million, $2.6 million, and $4.1 million were realized on those sales in 2009, 2008 and 2007, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are follows for the years ended December 31:

	2009	2008	2007
	(in thousands)
Realized capital gains (losses)	$(278)	$(37,275)	$(1,103)
Less amount transferred to IMR (net of related taxes (benefits) of $1,667 in 2009, ($1,192) in 2008 and $1,827 in 2007)	3,095	(2,214)	3,393
Less federal income tax expense (benefit) on realized capital gains (losses)	5,726	(19,309)	(25,488)
Net realized capital gains (losses)	$(9,099)	$(15,752)	$20,992

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2009	2008	2007
	(in thousands)

Debt securities	$119,807	$99,828	$78,760
Equity securities	717	6,970	9,810
Mortgage loans	5,374	5,396	4,826
Policy loans	9,095	9,096	9,118
Cash, cash equivalents and short-term investments	707	869	2,396
Other invested assets	1,100	2,457	344
Other	620	1,166	130
Gross investment income	137,420	125,782	105,384
Investment expenses	1,952	1,870	1,785
Net investment income	$135,468	$123,912	$103,599

The Company’s investments in mortgage loans principally involve commercial real estate.  At December 31, 2009, 69.7% of such mortgages, or $42.8 million, involved properties located in California and Florida.  Such investments consist of primarily first mortgage liens on completed income-producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $21.1 million.  During 2009, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security is exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

At December 31, 2009, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2009, the Company did not reduce interest rates on any outstanding mortgages.

The Company has an investment in a debt security that contains an underlying host instrument and underlying credit derivatives.  The debt security contains risk characteristics similar to a basket of high yield debt securities, which allows diverse exposure to the high yield market while providing for better asset/liability matching and better liquidity compared to individual direct investments.  The investment is included in debt securities on the balance sheet and has a book and fair value of $19.8 million and $21.3 million, respectively, at December 31, 2009.  The debt security is rated B3 by Moody’s and has stated maturity of June 2013.  The maximum loss the Company can incur as of December 31, 2009 is equal to the security’s book value.

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 2.

•                  Level 3 – Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include credit default swaps that must be priced using valuation models that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Derivatives

The fair values of credit default swaps have been determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as for debt securities, equity securities and mortgage loans.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows.  Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows.  Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Borrowed Money and Securities Lending Liability

The liabilities represent the Company’s obligation to return collateral related to dollar-roll repurchase and securities lending transactions.  These liabilities are short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis at are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2009:
Assets:
Common stocks, unaffiliated	$129,682	$129,682	$—	$—
Separate account assets*	571,476	571,476	—	—
Total assets	$701,158	$701,158	$—	$—

Liabilities:
Derivatives	$(44)	$—	$—	$(44)

At December 31, 2008:
Assets:
Common stocks, unaffiliated	$32,796	$32,796	$—	$—
Separate accounts assets*	515,264	515,264	—	—
Total assets	$548,060	$548,060	$—	$—

Liabilities:
Derivatives	$(1,438)	$—	$—	$(1,438)

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2009	Net Income	Surplus	and Settlements	In (Out) of Level 3	December 31, 2009	Positions Still Held
	(in thousands)
Liabilities: Derivatives	$(1,438)	$—	$1,394	$—	$—	$(44)	$—

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2008	Net Income	Surplus	and Settlements	In (Out) of Level 3	December 31, 2008	Positions Still Held
	(in thousands)
Liabilities: Derivatives	$173	$—	$(1,611)	$—	$—	$(1,438)	$—

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2009 and 2008.

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2009		December 31, 2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$2,123,976	$2,124,800	$1,741,443	$1,580,673
Preferred stocks	—	—	76,841	57,084
Unaffiliated common stocks	129,682	129,682	32,796	32,796
Mortgage loans	61,409	53,127	62,794	57,446
Cash, cash equivalents and short-term investments	126,648	126,648	112,542	112,542
Separate account assets	2,486,133	2,528,573	2,331,204	2,170,717

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,256,367	$1,378,968	$1,018,037	$1,031,743
Borrowed money and securities lending liability	47,238	47,238	77,728	77,728
Separate account liabilities*	1,896,881	2,096,926	1,839,475	1,854,234

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

4. Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services, Inc. (IFS), perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, investment functions, policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services and personnel functions. During 2009, the Company paid $11.6 million, $1.6 million and $7.1 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2008, the Company paid $11.9 million, $1.5 million, and $8.3 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2007, the Company paid $12.6 million, $1.4 million, and $5.6 million to Western and Southern, Fort Washington, and IFS, respectively.  The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions (continued)

The Company received a $105.2 million capital contribution from Western and Southern during 2009.  The contribution was in the form of common stock at fair value.  The Company received $102.2 million in capital contributions from Western and Southern during 2008.  The capital contributions consisted of $20.0 million in cash, which was received on June 30, 2008, $18.6 million in common stocks at fair value, which were received on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were received on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution from W&S to be received in the form of cash.  The cash was received on January 20, 2009.  The Company did not receive a capital contribution from Western and Southern during 2007.

During 2009, the Company recorded $11.7 million in capital contributions to National Integrity.  The capital contributions consisted of $6.7 million in cash, which was contributed on March 24, 2009 and $5.0 million which was accrued for on December 31, 2009.  The cash was paid on January 11, 2010. During 2008, the Company recorded $94.2 million in capital contributions to National Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  The Company did not record a capital contribution to National Integrity in 2007.  The Company paid no dividends during 2009, 2008 and 2007.

The Company has entered into a reinsurance agreement with Western and Southern.  See Note 5 for a further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2009	2008	2007
	(in thousands)
Direct premiums	$553,873	$694,878	$502,554
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	159	141	169
Ceded premiums:
Affiliates	594	(3,176)	(727)
Non-affiliates	(580)	(704)	(1,227)
Net premiums	$554,046	$691,139	$500,769

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2009	2008	2007
	(in thousands)
Benefits paid or provided:
Affiliates	$95,186	$108,149	$218,086
Non-affiliates	2,974	3,526	4,812
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	11,571	12,110	11,283

In 2009 and 2008, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2009, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2009, if all reinsurance ceded agreements were cancelled.

33

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(5.0) million and $22.9 million at December 31, 2009 and 2008, respectively.  The tax years of 2009, 2008, 2007 and 2006 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2009, in the event of future net losses is $2.5 million, $0.0 million, and $0.0 million from 2009, 2008, 2007, respectively.

The components of other tax-related carryovers for the Company are as follows:

	Carryover	Expiration Dates
	(in thousands)
General business credit carryover	$338	2010
Foreign tax credit carryover	145	2010
Alternative minimum tax (AMT) credit carryover	2,459	Indefinitely

The change in net deferred income taxes is comprised of the following:

	Ordinary	Capital	Total
	(in thousands)
2009:
Total gross deferred tax assets (DTA)	$52,479	$8,489	$60,968
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	52,479	8,489	60,968
Nonadmitted adjusted gross DTA	13,494	—	13,494
Admitted adjusted DTA	$38,985	$8,489	$47,474

Admitted gross DTA (SSAP 10R, para. 10 a.)	$—	$2,539	$2,539
Admitted gross DTA (SSAP 10R, para. 10 b.i.)	12,951	5,950	18,901
Admitted gross DTA (SSAP 10R, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 c.)	18,720	—	18,720
Admitted gross DTA (SSAP 10R, para. 10 e.i.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.ii.a.)	7,314	—	7,314
Admitted gross DTA (SSAP 10R, para. 10 e.ii.b.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.iii.)	—	—	—
Total admitted gross DTA	38,985	8,489	47,474
Total gross deferred tax liabilities	21	18,699	18,720
Net admitted deferred tax asset (liability)	$38,964	$(10,210)	$28,754

(Increase) decrease in DTA nonadmitted before application of SSAP 10R, para. 10 e.	$3,336	$—	$3,336
Increase (decrease) in DTA admitted from use of SSAP 10R, para. 10 e.	7,314	—	7,314

34

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit deferred tax assets pursuant to SSAP No. 10R.  Such election was not available in 2008.  See Note 1 related to the 2008 permitted practice related to deferred tax assets.

The following table provides the Company’s assets, capital and surplus, and RBC information with the deferred tax assets calculated under SSAP No. 10R paragraphs 10 a. to c. and the additional deferred tax assets determined under SSAP No. 10R paragraph 10 e. as of December 31, 2009:

	SSAP 10R	SSAP 10R
	Para. 10 a-c.	Para. 10 e.	Difference
	(in thousands)
Admitted DTA	$21,440	$28,754	$7,314
Admitted assets	5,406,718	5,414,032	7,314
Statutory surplus	494,214	501,528	7,314
Total adjusted capital	512,673	519,987	7,314
RBC authorized control level	76,140	76,323	183

35

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	Ordinary	Capital	Total
	(in thousands)
2008:
Total gross DTA	$47,556	$7,270	$54,826
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	47,556	7,270	54,826
Nonadmitted adjusted gross DTA	13,890	—	13,890
Admitted adjusted DTA	$33,666	$7,270	$40,936

Admitted gross DTA (SSAP 10, para. 10 a.)	$—	$—	$—
Admitted gross DTA (SSAP 10, para. 10 b.i.)	11,961	7,270	19,231
Admitted gross DTA (SSAP 10, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 c.)	11,451	—	11,451
Admitted gross DTA (SSAP 10, para. 10 e.i.*)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 e.ii.*)	10,254	—	10,254
Total admitted gross DTA	33,666	7,270	40,936
Total gross deferred tax liabilities	—	11,451	11,451
Net admitted deferred tax asset (liability)	$33,666	$(4,181)	$29,485

(Increase) decrease in DTA nonadmitted before use of SSAP 10, para. 10 e.*	$15,441	$—	$15,441
Increase (decrease) in DTA admitted from use of SSAP 10, para. 10 e.*	10,254	—	10,254

The Authorized Control level Risk-Based Capital used in applying paragraph 10.d* of the Department’s Bulletin 2009-04 was 602%.  This ratio was calculated using Authorized Control level required capital of $62.1 million and total adjusted capital of $373.6 million.

* As amended per Department Bulletin 2009-04 (See Note 1 for permitted practice disclosure).

	2009	2008	Change
	(in thousands)
Change:
Net deferred tax asset (liability) before nonadmitted	$42,247	$43,375	$(1,128)
Less tax (expense) benefit from unrealized gains/losses and cumulative effect adjustment			(438)
Change in net deferred income taxes			$(690)

Nonadmitted deferred tax assets (increased) decreased by $0.4 million, $(5.2) million and $10.1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

36

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes for the years ended December 31, consist of the following major components:

	2009	2008	2007
	(in thousands)
Federal income tax expense (benefit) on operating income	$(3,174)	$(12,806)	$634
Federal income tax expense (benefit) on capital gains (losses)	5,726	(19,309)	(3,363)
Tax credits	(13)	—	—
Capital loss carryforward utilized	—	—	(22,125)
Prior year under (over) accrual	1,489	125	(4,260)
Current income taxes	$4,028	$(31,990)	$(29,114)

The main components of the deferred tax amounts at December 31, are as follows:

	2009	2008	Change
	(in thousands)
DTA:
Reserves	$22,371	$20,338	$2,033
Stocks / bonds / short-term investments	8,488	7,270	1,218
Deferred acquisition costs	8,808	8,697	111
Acquisition related goodwill	647	796	(149)
Deferred hedge losses	925	1,156	(231)
Tax credit carryovers	2,942	2,942	—
Reinsurance ceded	7,508	7,508	—
Separate account adjustment	3,483	5,945	(2,462)
Other invested assets	5,629	—	5,629
Other	167	174	(7)
Total DTA	$60,968	$54,826	$6,142

DTA nonadmitted	$13,494	$13,890	$(396)

Deferred tax liabilities:
Stocks / bonds / short-term investments	$18,699	$11,451	$7,248
Reserve strengthening	21	—	21
Total deferred tax liabilities	$18,720	$11,451	$7,269

37

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2009	Tax Rate	2008	Tax Rate	2007	Tax Rate
Provision computed at statutory rate	$(1,749)	(35.00)%	$(8,519)	(35.00)%	$2,061	35.00%
Dividends received deduction	1,158	23.17	(1,905)	(7.82)	(7,222)	(122.66)
Tax credits	(13)	(0.26)	—	—	—	—
Nonadmitted assets	—	—	91	0.38	5	0.09
Separate account adjustment	1,026	20.54	(5,013)	(20.59)	(1,568)	(26.64)
Security transfer(1)	3,728	74.63	—	—	—	—
Other	665	13.30	3,770	15.48	730	12.41
Total	$4,815	96.38%	$(11,576)	(47.55)%	$(5,994)	(101.80)%

Federal income taxes incurred	$(1,698)	(33.99)%	$(12,681)	(52.09)%	$(3,626)	(61.58)%
Change in net deferred income taxes(2)	6,513	130.37	1,105	4.54	(2,368)	(40.22)
Total statutory income taxes	$4,815	96.38%	$(11,576)	(47.55)%	$(5,994)	(101.80)%

(1)	Tax effects of securities transferred to other legal entities within the tax sharing agreement

(2)	Excludes change in net deferred income taxes on certain realized gains/losses of $(5,823), $6,264 and $25,101 for the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code.  This amount could become taxable to the extent that future shareholder dividends are paid from this account.

38

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2009 and 2008, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31.  The Company may not pay any dividends during 2009 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2009, the Company does not have any material lease agreements for office space or equipment.

39

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves

At December 31, 2009, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$1,796,835	40.2%
At book value less current surrender charge of 5% or more	767,470	17.2
At fair value	553,455	12.4
Total with adjustment or at market value	3,117,760	69.8
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	277,863	6.2
Not subject to discretionary withdrawal	1,071,785	24.0
Total annuity reserves and deposit fund liabilities (before reinsurance)	4,467,408	100.0%
Less reinsurance ceded	9,010
Net annuity reserves and deposit fund liabilities	$4,458,398

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. Separate Accounts

The Company’s guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options).  The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.  The Company’s equity-indexed annuities provide participation in the S&P 500 price index.

40

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

The Company’s nonguaranteed separate accounts primarily include variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative.  Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract.  Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2009, is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$39,247	$173,756	$30,899	$243,902

Reserves for separate accounts with assets at:
(a) Fair value	$—	$—	$562,434	$562,434
(b) Amortized cost	431,377	1,465,509	—	1,896,886
(c) Total reserves	$431,377	$1,465,509	$562,434	$2,459,320

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With fair value adjustment	$408,597	$1,386,752	$—	$1,795,349
At book value without fair value adjustment and with current surrender charge of 5% or more	22,780	78,757	—	101,537
At fair value	—	—	562,434	562,434
Subtotal	431,377	1,465,509	562,434	2,459,320
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts liabilities	$431,377	$1,465,509	$562,434	$2,459,320

41

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2009, is presented below:

2009
(in thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$243,902
Transfers from separate accounts	327,559
Net transfers to separate accounts	(83,657)

Reconciling adjustments:
Policy deductions and other expense reported elsewhere in the statement of operations	(6,115)
Other changes in surplus in separate account statement	887
Transfers as reported in the summary of operations of the Company	$(88,885)

11. Direct Premiums Written by Managing General Agents/Third Party Administrators

The Company issued business through the following managing general agents in 2009:

Name and Address	EIN	Exclusive Contract	Type of Business Written	Authority Granted	Total Premiums Written
					(in thousands)
AXA Network LLC 4251 Crums Mill Road Harrisburg, PA 17112	06-1555494	No	Fixed Annuities	Writing premium	$29,000

The aggregate remaining premiums written by other managing general agents for 2009 were $320.6 million.

42

Financial Statement Schedules (Statutory-Basis)

Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$34,386	$34,523	$34,386
States, municipalities and political subdivisions	191,722	191,475	191,722
Foreign governments	8,589	8,760	8,589
Public utilities	—	—	—
All other corporate bonds	1,889,279	1,890,042	1,889,279
Preferred stocks	—	—	—
Total fixed maturities	2,123,976	2,124,800	2,123,976

Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust and insurance	—	—	—
Industrial, miscellaneous and all other	115,822	129,682	129,682
Total equity securities	115,822	129,682	129,682

Mortgage loans on real estate	61,409		61,409
Real estate	—		—
Policy loans	116,674		116,674
Other long-term investments	54,073		54,073
Cash, cash equivalents and short-term investments	126,648		126,648
Total investments	$2,598,602		$2,612,462

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

44

Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2009
Individual life	$265,642	$—	$4	$2,613	$27,412	$11,048	$1,427
Individual health	—	—	—	—	—	—	—	$—
Group life and health	18,116	—	—	—	1,097	(1,518)	82	—
Annuity	1,697,046	—	165	553,409	106,959	626,452	18,420
	$1,980,804	$—	$169	$556,022	$135,468	$635,982	$19,929

Year ended December 31, 2008
Individual life	$270,425	$—	$5	$2,159	$27,635	$11,883	$1,669
Individual health	—	—	—	—	—	—	—	$—
Group life and health	21,744	—	—	—	1,302	(140)	114	—
Annuity	1,430,865	—	225	690,492	94,975	624,935	20,226
	$1,723,034	$—	$230	$692,651	$123,912	$636,678	$22,009

Year ended December 31, 2007
Individual life	$274,468	$—	$5	$2,827	$28,103	$13,461	$1,769
Individual health	—	—	—	—	—	—	—	$—
Group life and health	22,771	—	—	—	1,366	365	122	—
Annuity	1,170,679	—	60	500,570	74,130	523,549	19,825
	$1,467,918	$—	$65	$503,397	$103,599	$537,375	$21,716

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

45

Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$509,072	$254,691	$33,926	$288,307	12%
Premiums:
Individual life	$2,901	$447	$159	$2,613	6%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	552,948	(461)	—	553,409	0%
	$555,849	$(14)	$159	$556,022	0%

Year ended December 31, 2008
Life insurance in force	$543,468	$267,618	$36,970	$312,820	12%
Premiums:
Individual life	$2,535	$517	$141	$2,159	7%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	693,855	3,363	—	690,492	0%
	$696,390	$3,880	$141	$692,651	0%

Year ended December 31, 2007
Life insurance in force	$571,983	$288,850	$35,246	$318,379	11%
Premiums:
Individual life	$3,651	$993	$169	$2,827	6%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	501,531	961	—	500,570	0%
	$505,182	$1,954	$169	$503,397	0%

46

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2009, 2008 and 2007

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities and for deferred income tax assets.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 23, 2010

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2009	2008
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,504,612	$3,076,672
Preferred and common stocks	686,732	1,192,592
Investments in common stocks of subsidiaries	1,857,301	1,561,500
Mortgage loans	44,950	46,599
Policy loans	168,162	162,874
Real estate:
Properties held for the production of income	8,174	34,462
Properties occupied by the Company	30,044	30,861
Cash, cash equivalents and short-term investments	138,092	170,150
Receivable for securities	1,708	1,344
Other invested assets	550,297	606,293
Total cash and invested assets	6,990,072	6,883,347

Investment income due and accrued	44,546	48,493
Premiums deferred and uncollected	54,282	55,090
Current federal income taxes recoverable	16,234	33,762
Net deferred income tax asset	103,167	93,954
Receivables from parent, subsidiaries and affiliates	14,692	6,510
Other admitted assets	39,943	33,901
Separate account assets	692,470	602,406
Total admitted assets	$7,955,406	$7,757,463

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,621,805	$2,602,243
Accident and health reserves	236,573	259,839
Liability for deposit-type contracts	256,347	258,138
Policy and contract claims	44,068	40,389
Dividends payable to policyholders	40,594	41,210
Premiums received in advance	6,231	6,309
Total policy and contract liabilities	3,205,618	3,208,128

General expense due and accrued	11,690	11,446
Current federal income taxes payable	14,442	—
Asset valuation reserve	119,715	25,794
Interest maintenance reserve	41,249	34,169
Other liabilities	171,721	267,112
Liability for postretirement benefits other than pensions	233,625	229,470
Borrowed money and interest	—	76,954
Separate account liabilities	692,470	602,406
Total liabilities	4,490,530	4,455,479

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	25,003	5,000
Accumulated surplus	3,438,873	3,295,984
Total capital and surplus	3,464,876	3,301,984
Total liabilities and capital and surplus	$7,955,406	$7,757,463

See accompanying notes.

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$286,465	$363,952	$370,598
Net investment income	264,658	384,162	469,515
Considerations for supplementary contracts with life contingencies	—	14	—
Amortization of the interest maintenance reserve	3,743	4,653	6,872
Reserve adjustments on reinsurance ceded	392	1,098	1,527
Change in reserve from elimination of MODCO reinsurance agreement	—	776,000	—
Recapture fee from elimination of MODCO reinsurance agreement	—	74,122	—
Other revenues	2,152	81	593
Total premiums and other revenues	557,410	1,604,082	849,105

Benefits paid or provided:
Death benefits	139,613	192,585	198,612
Annuity benefits	87,863	89,456	95,138
Disability and accident and health benefits	23,739	26,245	27,106
Surrender benefits	101,454	142,010	247,659
Payments on supplementary contracts	152	144	130
Other benefits	15,497	17,551	15,941
Increase (decrease) in policy reserves and other policyholders’ funds	(3,677)	14,363	35,328
Total benefits paid or provided	364,641	482,354	619,914

Insurance expenses and other deductions:
Commissions	50,650	44,377	46,809
Commissions and expenses on reinsurance assumed	2,109	22,613	24,495
General expenses	153,526	142,066	151,614
Net transfers to (from) separate account	(42,092)	(41,636)	(40,425)
Reserve adjustments on reinsurance assumed	(109,349)	(142,858)	(263,510)
Reserve adjustment from elimination of MODCO reinsurance agreement	—	776,000	—
Other deductions	28,473	9,003	40,737
Total insurance expenses and other deductions	83,317	809,565	(40,280)

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	109,452	312,163	269,471

Dividends to policyholders	57,884	58,336	58,729
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	51,568	253,827	210,742
Federal income tax expense (benefit), excluding tax on capital gains	134	20,500	286
Gain (loss) from operations before net realized capital gains (losses)	51,434	233,327	210,456
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	27,404	61,724	53,889

Net income (loss)	$78,838	$295,051	$264,345

See accompanying notes.

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2009, 2008 and 2007

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2007	$1,000	$5,000	$3,509,012	$3,515,012

Net income (loss)	—	—	264,345	264,345
Change in net deferred income tax	—	—	32,421	32,421
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	1,000	5,000	3,699,965	3,705,965

Net income (loss)	—	—	295,051	295,051
Change in net deferred income tax	—	—	5,933	5,933
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($344,072))	—	—	(835,287)	(835,287)
Net change in nonadmitted assets and related items	—	—	(12,446)	(12,446)
Change in asset valuation reserve	—	—	159,748	159,748
Change in additional minimum pension liability over unrecognized prior service cost	—	—	(16,980)	(16,980)
Balance, December 31, 2008	1,000	5,000	3,295,984	3,301,984

Net income (loss)	—	—	78,838	78,838
Change in net deferred income tax	—	—	31,754	31,754
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $18,131)	—	—	100,604	100,604
Net change in nonadmitted assets and related items	—	—	(16,853)	(16,853)
Change in asset valuation reserve	—	—	(93,921)	(93,921)
Cumulative effect of change in accounting principle	—	—	8,190	8,190
Change in additional minimum pension liability over unrecognized prior service cost	—	—	16,980	16,980
Change in surplus from additional deferred tax asset (SSAP 10R)	—	—	17,297	17,297
Capital contribution	—	20,003	—	20,003
Balance, December 31, 2009	$1,000	$25,003	$3,438,873	$3,464,876

See accompanying notes.

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$285,427	$367,260	$372,885
Net investment income received	218,919	380,520	443,089
Benefits paid	(330,121)	(441,094)	(549,812)
Net transfers from (to) separate accounts	41,969	41,636	40,425
Commissions and expense paid	(132,627)	(105,055)	(23,692)
Dividends paid to policyholders	(58,499)	(58,350)	(57,967)
Federal income taxes recovered (paid)	4,278	(77,363)	(72,477)
Other, net	—	74,122	—
Net cash from (for) operations	29,346	181,676	152,451

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	899,899	1,371,226	3,672,971
Preferred and common stocks	775,666	1,090,291	934,338
Mortgage loans	1,649	6,548	3,027
Real estate	25,893	8,380	7,925
Other invested assets	135,559	42,033	139,091
Net gains (losses) on cash, cash equivalents and short-term investments	(740)	4	81
Miscellaneous proceeds	—	—	850
Net proceeds from investments sold, matured or repaid	1,837,926	2,518,482	4,758,283

Cost of investments acquired:
Debt securities	(1,203,004)	(1,506,112)	(3,446,280)
Preferred and common stocks	(496,986)	(933,130)	(1,049,524)
Mortgage loans	—	(275)	—
Real estate	(1,245)	(2,158)	(271)
Other invested assets	(90,513)	(90,456)	(287,399)
Miscellaneous applications	(412)	(676)	(7,152)
Total cost of investments acquired	(1,792,160)	(2,532,807)	(4,790,626)

Net change in policy and other loans	(5,288)	(1,867)	(2,133)
Net cash from (for) investments	40,478	(16,192)	(34,476)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(76,954)	74,667	(22,918)
Net deposits on deposit-type contract funds and other insurance liabilities	16,669	(3,083)	(2,807)
Dividends paid to stockholder	—	—	(58,750)
Other cash provided (applied)	(41,597)	(186,611)	(92,525)
Net cash from (for) financing and miscellaneous sources	(101,882)	(115,027)	(177,000)

Net change in cash, cash equivalents and short-term investments	(32,058)	50,457	(59,025)
Cash, cash equivalents and short-term investments:
Beginning of year	170,150	119,693	178,718
End of year	$138,092	$170,150	$119,693

Cash flow information for non-cash transactions:
Capital contribution to Western-Southern Life Assurance Company in:
the form of debt securities	$—	$120,761	$—
the form of common stock	111,484	75,000	—
Capital contribution to Integrity Life Insurance Company in:
the form of debt securities	—	35,644	—
the form of common stock	105,197	18,528	—
Capital contribution to Columbus Life Insurance Company in
the form of common stock	40,216	—	—
Capital contribution from Western & Southern Financial Group in
the form of common stock	20,003	—	—
Dividend income received from Columbus Life Insurance Company
in the form of debt securities	—	23,735	—

See accompanying notes.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2009

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2009, approximately 68.4% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity).  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,506.0 million and $2,436.5 million were allocated to the Closed Block as of December 31, 2009 and 2008, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, all debt security other-than-temporary impairments are recorded to the extent the company has the intent to sell the security or it is more likely than not that it will be required to sell the security and the present value of expected future cash flows is below amortized cost.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, the intangible pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business.  Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.  Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2009	2008
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,464,876	$3,301,984
Deferred policy acquisition costs	247,006	342,721
Policy reserves	86,271	88,688
Asset valuation and interest maintenance reserves	160,964	59,963
Unrecognized benefit plan adjustments	(1,948)	(2,038)
Employee benefits	(147,851)	(103,302)
Income taxes	(90,110)	(75,691)
Net unrealized on available-for-sale securities	31,043	(211,322)
Subsidiary equity	499,763	(310,381)
Policyholder dividend obligation	(97,600)	(25,633)
Subsidiary reinsurance recoverable	113,427	125,094
Other, net	31,271	3,104
Stockholder’s equity, GAAP basis	$4,297,112	$3,193,187

	2009	2008	2007
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$78,838	$295,051	$264,345
Deferred policy acquisition costs	10,785	(14,198)	(3,444)
Policy reserves	(3,980)	5,819	(2,153)
Employee benefit income	3,105	1,096	2,766
Income taxes	28,788	33,507	16,381
Interest maintenance reserve	7,080	(6,928)	(10,789)
SAP vs. GAAP subsidiary income	29,246	(141,219)	139,933
Private equity adjustments	(11,232)	(5,507)	(1,839)
Investment write-downs	41,872	(20,654)	10,457
Recapture fee from elimination of MODCO reinsurance	—	(74,122)	—
Dividends from subsidiaries	—	(50,000)	(92,000)
Other, net	11,505	(17,831)	6,549
Net income (loss), GAAP basis	$196,007	$5,014	$330,206

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2009	2008
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	11%	12%
1941 Standard Industrial, 2-1/2% – 3-1/2%	15	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	27	28
1980 Commissioners Standard Ordinary, 4% – 6%	35	34
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	3	2
Other, 2-1/2% – 6%	6	6
	97	97
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	3	3
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2009 and 2008, reserves of $40.1 million and $46.1 million, respectively, were recorded on inforce amounts of $1,787.9 million and $1,996.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2009 and 2008.  The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money and Interest

The Company has entered into dollar-roll repurchase agreements.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  At December 31, 2009, the Company had no dollar-roll repurchase agreements.  At December 31, 2008 the Company’s total admitted assets subject to these agreements were $73.7 million and the collateral held for these transactions was $77.0 million.

Securities Lending

The Company loaned $134.7 million and $196.1 million of various US Treasury, corporate bonds, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon as of December 31, 2009 and 2008, respectively.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with Statement of Statutory Accounting Principles 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in investment-grade debt securities and cash equivalents with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2009, the collateral for all securities on loan could be requested to be returned on demand by the borrower.  At December 31, 2009, the fair value of the total collateral is $137.1 million, of which $78.9 million is unrestricted and $58.2 million is restricted.  At December 31, 2008, the fair value of the total collateral was $199.0 million, of which $129.0 million was unrestricted and $70.0 million was restricted.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R  requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amount of $8.2 million through cumulative effect of change in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R.  The cumulative effect adjustment is net of federal income taxes of $4.4 million.  SSAP 43R resulted in an increase in bonds of $12.6 million and a decrease in deferred tax assets of $4.4 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $17.3 million at December 31, 2009.  SSAP 10R is effective for 2009 and 2010 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

During 2009, the NAIC held discussions regarding the appropriate classification of hybrid securities (primarily preferred securities with characteristics of both debt and equity) on an insurer’s balance sheet.  These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations.  As a result of these discussions, the NAIC required that various securities be reclassified from preferred stocks to debt securities in the balance sheet.  During 2009, the Company reclassified 17 securities held at December 31, 2008, with a book adjusted carry value of $72.0 million and a fair value of $51.8 million.  Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).  SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2009 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 23, 2010.

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$153,700	$2,567	$(165)	$156,102
Debt securities issued by states of the U.S. and political subdivisions of the states	20,826	83	(595)	20,314
Corporate securities	2,329,586	155,840	(39,300)	2,446,126
Commercial mortgage-backed securities	170,608	3,670	(500)	173,778
Residential mortgage-backed securities	786,430	8,874	(104,391)	690,913
Asset-backed securities	43,462	3,386	—	46,848
Total	$3,504,612	$174,420	$(144,951)	$3,534,081

The Company holds investments in hybrid securities that are classified in the corporate securities line above.  The book/adjusted carry value and fair value of these hybrid securities are $110.5 million and $104.2 million, respectively, at December 31, 2009.  These hybrid securities were classified as preferred stock at December 31, 2008.  See the Accounting Changes section in Note 1 for further discussion.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$60,981	$6,392	$—	$67,373
Debt securities issued by states of the U.S. and political subdivisions of the states	26,056	47	(1,028)	25,075
Corporate securities	2,332,694	75,753	(170,791)	2,237,656
Commercial mortgage-backed securities	153,758	1,956	(11,291)	144,423
Residential mortgage-backed securities	485,665	5,705	(91,533)	399,837
Asset-backed securities	17,518	—	(94)	17,424
Total	$3,076,672	$89,853	$(274,737)	$2,891,788

At December 31, 2009 and 2008, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $307.3 million and $97.9 million, respectively, and an aggregate fair value of $249.3 million and $79.1 million, respectively. Such holdings amounted to 8.8% and 3.2%, respectively, of the Company’s investments in debt securities and 3.9% and 1.3%, respectively, of the Company’s total admitted assets as of December 31, 2009 and 2008.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in unaffiliated common stocks and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2009:
Preferred stocks	$2,401	$1	$—	$2,402

Common stocks, unaffiliated	$432,091	$268,907	$(16,667)	$684,331
Common stocks of subsidiaries and affiliates	1,523,699	362,314	(28,712)	1,857,301
	$1,955,790	$631,221	$(45,379)	$2,541,632

At December 31, 2008:
Preferred stocks	$131,802	$807	$(29,836)	$102,773

Common stocks, unaffiliated	$799,156	$425,060	$(163,426)	$1,060,790
Common stocks of subsidiaries and affiliates	1,342,221	314,311	(95,032)	1,561,500
	$2,141,377	$739,371	$(258,458)	$2,622,290

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(165)	$104,418	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(24)	4,976	(571)	8,004
Corporate securities	(3,432)	190,665	(35,868)	270,305
Commercial mortgage-backed securities	(500)	62,098	—	—
Residential mortgage-backed securities	(5,148)	126,133	(99,243)	231,602
Asset-backed securities	—	—	—	—
Total	$(9,269)	$488,290	$(135,682)	$509,911

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,943)	$23,088	$(14,724)	$140,873

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(853)	9,722	(175)	2,825
Corporate securities	(91,967)	803,760	(78,824)	332,291
Commercial mortgage-backed securities	(8,393)	99,361	(2,898)	23,281
Residential mortgage-backed securities	(27,576)	110,646	(63,957)	169,288
Asset-backed securities	(94)	17,424	—	—
Total	$(128,883)	$1,040,913	$(145,854)	$527,685

Preferred stocks	$(11,941)	$41,323	$(17,895)	$40,787
Common stocks, unaffiliated	$(128,384)	$553,448	$(35,042)	$101,349

Investments that are impaired at December 31, 2009 and 2008, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks.  The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 12.2% and 18.3% of the carrying value of these securities at December 31, 2009 and 2008, respectively.  At December 31, 2009, there were a total of 375 securities held that are considered temporarily impaired, 215 of which have been impaired for 12 months or longer.  At December 31, 2008, there were a total of 506 securities held that are considered temporarily impaired, 160 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $76.9 million, $103.0 million and $35.9 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the three month periods ended December 31, 2009, and September 30, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Description	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value
For the three month period ended December 31, 2009:

12668BYF4	CWALT 2006-7CB 1A14	$1,837,676	$1,748,993	$88,683	$1,748,993	$1,376,634
65538PAF5	NAA 2007-1 1A5	8,206,560	8,023,394	183,166	8,023,394	5,763,721
75970JAJ5	RAMC 2007-1 AF6	8,744,010	8,445,937	298,073	8,445,937	5,037,563
761118MD7	RALI 2005-QS16 A4	21,594,084	20,587,886	1,006,198	20,587,886	14,524,272
Total		$40,382,330	$38,806,210	$1,576,120	$38,806,210	$26,702,190

For the three month period ended September 30, 2009:

059515BF2	BAFC 2007-3 XA2	$3,809,941	$3,348,844	$461,097	$3,348,844	$2,735,128
872225AF4	TBW 2006-5 A5A	2,989,826	1,845,600	1,144,226	1,845,600	803,439
Total		$6,799,767	$5,194,444	$1,605,323	$5,194,444	$3,538,567

The Company had no other-than-temporary impairments on loan-backed securities for the three month periods ended December 31, 2009, and September 30, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2009, by contractual maturity, is as follows:

	Book Adjusted
	Carrying Value	Fair Value
	(in thousands)
Years to maturity:
One or less	$57,046	$57,714
After one through five	562,027	578,682
After five through ten	574,591	605,280
After ten	1,310,448	1,380,866
Mortgage-backed/Asset-backed securities	1,000,500	911,539
Total	$3,504,612	$3,534,081

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2009, 2008 and 2007 were $723.8 million, $789.8 million, and $3,270.6 million; gross gains of $15.3 million, $5.8 million, and $6.9 million and gross losses of $8.7 million, $6.0 million, and $15.9 million were realized on these sales in 2009, 2008 and 2007, respectively.

Proceeds from the sales of investments in equity securities during 2009, 2008 and 2007 were $438.7 million, $1,046.2 million, and $902.8 million; gross gains of $130.0 million, $245.5 million, and $124.5 million and gross losses of $51.5 million, $125.8 million, and $38.7 million were realized on these sales in 2009, 2008 and 2007, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2009	2008	2007
	(in thousands)
Realized capital gains (losses)	$65,783	$83,267	$97,583
Less amount transferred to IMR (net of related taxes (benefits) of $5,827 in 2009, ($1,225) in 2008 and ($2,109) in 2007)	10,823	(2,275)	(3,917)
Less federal income tax expense (benefit) of realized capital gains (losses)	27,556	23,818	47,611
Net realized capital gains (losses)	$27,404	$61,724	$53,889

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2009	2008	2007
	(in thousands)

Debt securities	$194,731	$190,830	$205,822
Equity securities	37,725	129,017	177,149
Mortgage loans	2,989	3,681	3,654
Real estate	18,219	21,310	22,835
Policy loans	11,143	10,581	10,342
Cash, cash equivalents and short-term investments	1,533	6,913	11,574
Other invested assets	16,340	38,374	60,760
Other	2,192	5,849	1,951
Gross investment income	284,872	406,555	494,087
Investment expenses	20,214	22,393	24,572
Net investment income	$264,658	$384,162	$469,515

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2009, 67.7% of such mortgages ($30.4 million) involved properties located in Texas and Florida.  Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.9 million.  During 2009, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

At December 31, 2009, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2009, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2009, 2008 and 2007 were $25.9 million, $8.4 million and $7.9 million, respectively, with a gross gain of $0.7 million realized in 2007. No gross gains were realized on those sales during 2009 and 2008.  No gross losses were realized on the sales of real estate in 2009, 2008 and 2007.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as for debt and equity securities.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Borrowed Money and Securities Lending Liability

The liabilities represent the Company’s obligation to return collateral related to dollar-roll repurchase and securities lending transactions.  These liabilities are short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2009:
Assets:
Common stocks, unaffiliated	$684,331	$684,331	$—	$—
Separate account assets	692,470	369,106	193,663	129,701
Total assets	$1,376,801	$1,053,437	$193,663	$129,701

At December 31, 2008:
Assets:
Common stocks, unaffiliated	$1,060,790	$1,060,790	$—	$—
Separate accounts assets	602,406	326,208	171,562	104,636
Total assets	$1,663,196	$1,386,998	$171,562	$104,636

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1,	Net			and	In (Out)	December 31,	Positions
	2009	Income	Surplus	Other	Settlements	of Level 3	2009	Still Held
	(in thousands)
Assets:
Separate account assets	$104,636	$—	$—	$14,065	$11,000	$—	$129,701	$—

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2008	Net Income	Surplus	Other	and Settlements	In (Out) of Level 3	December 31, 2008	Positions Still Held
	(in thousands)
Assets:
Separate account assets	$113,835	$—	$—	$(11,263)	$2,064	$—	$104,636	$—

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2009 and 2008.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2009		December 31, 2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,504,612	$3,534,081	$3,076,672	$2,891,788
Preferred stocks	2,401	2,402	131,802	102,773
Unaffiliated common stocks	684,331	684,331	1,060,790	1,060,790
Mortgage loans	44,950	45,535	46,599	46,256
Cash, cash equivalents and short-term investments	138,092	138,092	170,150	170,150
Separate account assets	692,470	692,470	602,406	602,406

Liabilities:
Borrowed money and securities lending liability	79,707	79,707	207,245	207,245

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $72.8 million, $68.5 million and $67.6 million, and $5.6 million, $5.6 million and $7.1 million in 2009, 2008 and 2007, respectively.

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $18.8 million, $19.0 million and $20.1 million in 2009, 2008 and 2007, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $239.9 million and $217.2 million at December 31, 2009 and 2008, respectively.

At December 31, 2009 and 2008, the Company had $79.0 million and $111.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On September 16, 2009, the Company made capital contributions in the amount of $111.5 million, $40.2 million and $105.2 million to its subsidiaries, Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company, respectively.  The contributions were in the form of common stocks at fair value.

On November 11, 2009, the Company received a capital contribution from its parent, Western & Southern Financial Group, Inc., in the amount of $20.0 million.  The contribution was in the form of common stock at fair value.

During 2008, the Company made capital contributions of $269.9 million to WSLAC. The capital contributions consisted of $75.0 million in common stocks at fair value, which were contributed on October 23, 2008, $74.1 million of cash, which was contributed on October 31, 2008, and $120.8 million of debt securities at fair value, which were contributed on December 22, 2008.

During 2008, the Company made capital contributions of $102.1 million to Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 million in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution to be paid in cash to Integrity.  The cash was contributed on January 20, 2009.

On December 11, 2008, the Company received a dividend of $50.0 million from Columbus Life.  The dividend consisted of $23.7 million in debt securities at fair value and $26.3 million in cash.  The dividend was extraordinary, which means that it required prior approval from the Department.  On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life in the form of cash.  A portion of this dividend, $25.7 million, was extraordinary.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions (continued)

On July 30, 2007, and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Prior to October 31, 2008, the Company had two modified coinsurance (MODCO) agreements with its subsidiary, WSLAC, whereby the Company assumed certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retained the reserves and the related assets of this business. The Company recorded, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

On October 31, 2008, the two aforementioned MODCO agreements covering universal life products written by the Company’s subsidiary, WSLAC, were terminated by the ceding company.  In connection with the transfer to WSLAC of the obligation to support the risk of these policies, $776.0 million was recorded in both the reserve adjustments from elimination of MODCO reinsurance agreement and in the change in reserve from elimination of MODCO reinsurance agreement lines on the statements of operations.  One of the agreements provided that a recapture fee, calculated in the amount of $74.1 million, be paid to the Company from WSLAC.  The recapture fee was received by the Company on October 31, 2008, and is recorded in the recapture fee from elimination of MODCO reinsurance agreement line on the statements of operations.

The Company also has a MODCO coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $ 674.2 million and $701.6 million at December 31, 2009 and 2008, respectively.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $ 16.6 million and $18.2 million at December 31, 2009 and 2008, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $ 0.9 million and $1.0 million at December 31, 2009 and 2008, respectively.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2009	2008	2007
	(in thousands)
Direct premiums	$292,220	$292,948	$296,303
Assumed premiums:
Affiliates	226	80,617	84,426
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(5,981)	(9,613)	(10,131)
Net premiums	$286,465	$363,952	$370,598

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2009	2008	2007
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	2,682	5,739	7,683
Policy and contract liabilities:
Affiliates	674,214	701,573	729,869
Non-affiliates	15,067	13,009	13,542

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

During 2009, 2008, and 2007, the Company did not write off any reinsurance balances as a charge to operations.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2009, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in capital and surplus at December 31, 2009, if all reinsurance agreements were cancelled.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due (to) from the subsidiaries for federal income taxes were $16.2 million and $(113.7) million at December 31, 2009 and 2008, respectively.  The tax years of 2009, 2008, 2007 and 2006 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2009, in the event of future net losses is $34.3 million, $43.2 million, and $45.1 million from 2009, 2008, and 2007, respectively.

The change in net deferred income taxes is comprised of the following:

	Ordinary	Capital	Total
	(in thousands)
2009:
Total gross deferred tax assets (DTA)	$228,503	$29,946	$258,449
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	228,503	29,946	258,449
Nonadmitted adjusted gross DTA	—	—	—
Admitted adjusted DTA	$228,503	$29,946	$258,449

Admitted gross DTA (SSAP 10R, para. 10 a.)	$55,923	$29,946	$85,869
Admitted gross DTA (SSAP 10R, para. 10 b.i.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 c.)	155,283	—	155,283
Admitted gross DTA (SSAP 10R, para. 10 e.i.)	17,297	—	17,297
Admitted gross DTA (SSAP 10R, para. 10 e.ii.a.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.ii.b.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.iii.)	—	—	—
Total admitted gross DTA	228,503	29,946	258,449
Total gross deferred tax liabilities	38,794	116,488	155,282
Net admitted deferred tax asset (liability)	$189,709	$(86,542)	$103,167

(Increase) decrease in DTA nonadmitted before application of SSAP 10R, para. 10 e.	$(17,297)	$—	$(17,297)
Increase (decrease) in DTA admitted from use of SSAP 10R, para. 10 e.	17,297	—	17,297

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit deferred tax assets pursuant to SSAP No. 10R.  Such election was not available in 2008.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The following table provides the Company’s assets, capital and surplus, and RBC information with the deferred tax assets calculated under SSAP No. 10R paragraphs 10 a. to c. and the additional deferred tax assets determined under SSAP No. 10R paragraph 10 e. as of December 31, 2009:

	SSAP 10R	SSAP 10R
	Para. 10 a-c.	Para. 10 e.	Difference
	(in thousands)
Admitted DTA	$85,870	$103,167	$17,297
Admitted assets	7,938,109	7,955,406	17,297
Statutory surplus	3,447,579	3,464,876	17,297
Total adjusted capital	3,637,772	3,655,069	17,297
RBC authorized control level	388,713	389,146	433

	Ordinary	Capital	Total
	(in thousands)
2008:
Total gross DTA	$247,528	$97,125	$344,653
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	247,528	97,125	344,653
Nonadmitted adjusted gross DTA	—	—	—
Admitted adjusted DTA	$247,528	$97,125	$344,653

Admitted gross DTA (SSAP 10, para. 10 a.)	$60,497	$33,457	$93,954
Admitted gross DTA (SSAP 10, para. 10 b.i.)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 c.)	187,031	63,668	250,699
Total admitted gross DTA	247,528	97,125	344,653
Total gross deferred tax liabilities	28,995	221,704	250,699
Net admitted deferred tax asset (liability)	$218,533	$(124,579)	$93,954

(Increase) decrease in DTA nonadmitted	$—	$—	$—

	2009	2008	Change
	(in thousands)
Change:
Net deferred tax asset (liability) before nonadmitted	$103,167	$93,954	$9,213
Less tax (expense) benefit from unrealized gains/losses and cumulative effect adjustment			(22,541)
Change in net deferred income taxes			$31,754

Nonadmitted deferred tax assets did not change for the years ended December 31, 2009, 2008 and 2007, respectively.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2009	2008	2007
	(in thousands)
Federal income tax expense on operating income	$6,783	$25,117	$20,109
Federal income tax expense on capital gains	27,556	23,818	47,611
Tax credits	(39)	(39)	(39)
Change in tax contingency reserves	—	—	(29,500)
Prior year under (over) accrual	(6,610)	(4,578)	9,716
Current income taxes	$27,690	$44,318	$47,897

The main components of the deferred tax amounts at December 31 are as follows:

	2009	2008	Change
	(in thousands)
DTA:
Reserves	$72,175	$77,728	$(5,553)
Deferred acquisition costs	34,739	36,329	(1,590)
Benefit for employees and agents	112,424	123,723	(11,299)
Stocks / bonds / short-term investments	29,946	97,124	(67,178)
Other	9,165	9,749	(584)
Total DTA	$258,449	$344,653	$(86,204)

DTA nonadmitted	$—	$—	$—

Deferred tax liabilities:
Stocks / bonds / short-term investments	$116,488	$221,704	$(105,216)
Other invested assets	13,801	2,316	11,485
Other	24,993	26,679	(1,686)
Total deferred tax liabilities	$155,282	$250,699	$(95,417)

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2009	Tax Rate	2008	Tax Rate	2007	Tax Rate
Provision computed at statutory rate	$18,049	35.00%	$88,839	35.00%	$73,760	35.00%
Dividends received deduction	(2,586)	(5.01)	(28,225)	(11.12)	(51,392)	(24.39)
Tax credits	(1,792)	(3.48)	(309)	(0.12)	(193)	(0.09)
Other invested assets	5,563	10.79	(7,462)	(2.94)	(626)	(0.30)
Additional minimum pension liability	9,814	19.03	(9,814)	(3.87)	—	—
Change in tax contingency reserves	—	—	(7,880)	(3.10)	(29,500)	(14.00)
Security transfer(1)	(54,845)	(106.35)	(23,864)	(9.40)	—	—
Other	(1,291)	(2.51)	(2,044)	(0.81)	(8,299)	(3.93)
Total	$(27,088)	(52.53)%	$9,241	3.64%	$(16,250)	(7.71)%

Federal income taxes incurred	$134	0.26%	$20,500	8.08%	$286	0.14%
Change in net deferred income taxes(2)	(27,222)	(52.79)	(11,259)	(4.44)	(16,536)	(7.85)
Total statutory income taxes	$(27,088)	(52.53)%	$9,241	3.64%	$(16,250)	(7.71)%

(1)	Tax effects of securities transferred to other legal entities within the tax sharing agreement

(2)	Excludes change in net deferred income taxes on certain realized gains/losses of $(4,532), $5,326 and $(15,885) for the years ended December 31, 2009, 2008 and 2007, respectively.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2009 and 2008, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2010, the Company has $346.5 million available for payment of dividends based on capital and surplus of $3,464.9 million at December 31, 2009, as no dividends were paid in 2009.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2009, the Company does not have any material lease agreements as a lessee for office space or equipment.

The Company has future commitments to provide additional capital contributions of $275.2 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2009, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
At book value without adjustment (with minimal or no charge or adjustment)	$417,089	37.9%
Not subject to discretionary withdrawal	682,521	62.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,099,610	100.0%
Less reinsurance ceded	160,577
Net annuity reserves and deposit fund liabilities	$939,033

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.  Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2009	2008	2009	2008
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$682,929	$678,962	$192,497	$227,627
Service cost	13,266	12,633	5,788	5,924
Interest cost	41,759	40,102	11,311	11,243
Medicare Part D payments received	—	—	1,787	1,680
Contribution by plan participants	—	—	2,550	2,356
Actuarial (gain) loss	31,554	(8,257)	383	(41,812)
Benefits paid	(41,323)	(40,732)	(14,333)	(14,521)
Plan amendments	—	221	—	—
Benefit obligation at end of year	$728,185	$682,929	$199,983	$192,497

Change in plan assets:
Fair value of plan assets at beginning of year	$601,295	$826,556	$—	$—
Actual return on plan assets	107,705	(184,529)	—	—
Employer contribution	—	—	9,996	10,485
Plan participants’ contributions	—	—	2,550	2,356
Medicare Part D payments received	—	—	1,787	1,680
Benefits paid	(41,323)	(40,732)	(14,333)	(14,521)
Fair value of plan assets at end of year	$667,677	$601,295	$—	$—

Funded status:
(Unfunded) overfunded obligation	$(60,508)	$(81,634)	$(199,984)	$(192,497)
Unamortized prior service cost	9,473	11,059	(30,130)	(33,002)
Unrecognized net (gain) or loss	557,116	593,054	(3,511)	(3,971)
Prepaid assets* (accrued liabilities)	$506,081	$522,479	$(233,625)	$(229,470)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$667,192	$629,334	$199,983	$192,497

Benefit obligation for non-vested employees:
Projected pension obligation	$6,990	$5,660	$—	$—
Accumulated benefit obligation	$4,250	$3,418	$—	$—

* Indicates non-admitted

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Components of net periodic benefit cost:

	Pension Benefits
	2009	2008	2007
Service cost	$13,266	$12,633	$14,494
Interest cost	41,759	40,102	38,620
Expected return on plan assets	(68,561)	(72,226)	(70,849)
Amount of recognized gains and losses	28,348	24,279	24,818
Amount of prior service cost recognized	1,586	1,586	1,565
Total net periodic benefit cost (benefit)	$16,398	$6,374	$8,648

Components of net periodic benefit cost:

	Postretirement Medical
	2009	2008	2007
Service cost	$5,788	$5,924	$8,954
Interest cost	11,311	11,243	13,283
Amount of recognized gains and losses	(76)	(40)	1,855
Amount of prior service cost recognized	(2,872)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$14,151	$14,255	$21,220

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2009	2008	2009	2008

Weighted average discount rate	6.25%	6.00%	6.25%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2009	2008	2009	2008

Weighted average discount rate	6.13%	6.25%	6.13%	6.25%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company has no additional minimum pension liability for 2009.  The Company recognized an additional minimum pension liability of $28.0 million at December 31, 2008.  The amount included in unassigned funds (surplus) at December 31, 2008, arising from a change in the additional minimum pension liability recognized was $17.0 million, representing the excess of the additional minimum liability over the unamortized prior service cost at December 31, 2008.  This was reversed in unassigned funds (surplus) in 2009.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2009 and 2008, and the target allocation for 2010 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2010	2009	2008
Asset category:
Equity securities	55%	55%	54%
Fixed income securities	40	23	26
Short-term investments	—	—	—
Other	5	22	20
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.  The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability.  The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity Funds

The fair values of private equity funds have been determined utilizing the net asset values of the funds.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The fair value of the pension plan’s assets by asset category is as follows:

	December 31, 2009
	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Debt securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$7,696	$—	$7,696	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,754	—	2,754	—
Debt securities issued by foreign governments	2,688	—	2,688	—
Corporate securities	108,953	—	108,953	—
Residential mortgage-backed securities	23,313	—	23,313	—
Commercial mortgage-backed securities	9,229	—	9,229	—
Equity securities
Common equity	237,616	237,616	—	—
Mutual funds	131,489	131,489	—	—
Other invested assets
Private equity	119,298	—	—	119,298
Other assets	24,641	—	14,237	10,404
Total plan assets	$667,677	$369,105	$168,870	$129,702

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

	For the Year Ended December 31, 2009
		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2009	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales and Settlements	Transfers In (Out) of Level 3	Ending Assets as of December 31, 2009
	(in thousands)
Other invested assets
Private equity	$104,636	$12,375	$1,690	$597	$—	$119,298
Other assets	—	—	—	10,404	—	10,404
Total	$104,636	$12,375	$1,690	$11,001	$—	$129,702

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

For measurement purposes of the postretirement benefit obligation, a 6.0% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2010.  The rate was assumed to decrease gradually to 4.75% for 2012 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2009, by $21.6 million and $(18.5) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2009 by $2.1 million and $(1.7) million, respectively.

The Company made contributions to the postretirement medical plan of $11.8 million in 2009 and expects to contribute $192.1 million between 2010 and 2019, inclusive.  The Company received $1.8 million of subsidies in 2009 and expects to receive $24.4 million of subsidies between 2010 and 2019, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2009 and 2008, the pension plan had $121.3 million and $83.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2009, future benefit payments for the pension plan are expected as follows (in millions):

2010	$43.1
2011	43.9
2012	45.1
2013	46.4
2014	47.7
Five years thereafter	260.4

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2010	$15.7
2011	16.3
2012	16.4
2013	16.5
2014	16.8
Five years thereafter	86.1

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2010.  The Company expects to contribute approximately $15.7 million during 2010 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $1.8 million, $1.3 million, and $3.1 million for 2009, 2008 and 2007, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2009, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$10,892	$642
Ordinary renewal	78,529	53,422
Accident and health renewal	212	66
Assumed investment type contracts	152	152
Total	$89,785	$54,282

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$181,569	$184,957	$181,569
States, municipalities and political subdivisions	448,804	454,363	448,804
Foreign governments	46,462	47,909	46,462
All other corporate bonds	2,820,953	2,840,029	2,820,953
Preferred stocks	2,401	2,402	2,401
Total fixed maturities	3,500,189	3,529,660	3,500,189

Equity securities
Common stocks:
Industrial, miscellaneous and all other	432,091	684,331	684,331

Mortgage loans on real estate	44,950		44,950
Real estate	38,218		38,218
Policy loans	168,162		168,162
Other long-term investments	94,831		94,831
Cash, cash equivalents and short-term investments	138,092		138,092
Total investments	$4,416,533		$4,668,773

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2009
Individual life	$2,492,541	$—	$28,639	$250,726	$196,365	$231,431	$94,192
Individual health	236,573	2,887	3,685	32,469	16,108	(2,339)	18,300	$32,482
Group life and health	117,101	—	763	3,756	3,161	9,233	217	—
Annuity	12,163	—	10,981	(486)	783	126,316	1,220
Corporate and other	—	—	—	—	48,241	—	39,597
	$2,858,378	$2,887	$44,068	$286,465	$264,658	$364,641	$153,526

Year ended December 31, 2008
Individual life	$2,474,741	$—	$23,373	$323,797	$199,307	$322,374	$91,537
Individual health	259,839	3,059	3,944	33,748	18,957	13,475	16,145	$33,767
Group life and health	114,553	—	724	3,135	3,062	6,846	169	—
Annuity	12,949	—	12,348	3,286	912	139,659	965
Corporate and other	—	—	—	—	161,924	—	33,250
	$2,862,082	$3,059	$40,389	$363,966	$384,162	$482,354	$142,066

Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$17,146,167	$2,514,058	$455,573	$15,087,682	3%
Premiums:
Individual life	$251,528	$1,621	$819	$250,726	0%
Individual health	36,829	4,360	—	32,469	—
Group life and health	3,756	—	—	3,756	—
Annuity	107	—	(593)	(486)	122%
	$292,220	$5,981	$226	$286,465	0%

Year ended December 31, 2008
Life insurance in force	$17,352,486	$2,675,810	$471,638	$15,148,314	3%
Premiums:
Individual life	$250,736	$4,380	$77,441	$323,797	24%
Individual health	38,982	5,233	—	33,749	—
Group life and health	3,135	—	—	3,135	—
Annuity	109	—	3,176	3,285	97%
	$292,962	$9,613	$80,617	$363,966	22%

Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85%
	$296,303	$10,131	$84,426	$370,598	23%

INT Sep Acct II	April 2010

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Integrity Life Insurance Company Separate Account II:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2009

Statements of Operations for the Year Ended December 31, 2009

Statements of Changes in Net Assets for the Years Ended December 31, 2009 and 2008

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2009 and 2008

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2009 and 2008

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

1.               Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account II, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 31 to registration statement on Form N-4 (File No. 033-51268) filed on November 7, 2008.

2.               Not applicable.

3.

a.               Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed July 19, 2006.

b.              Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268), filed February 12, 2007.

4.

a.               Form of variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed July 19, 2006.

b.              Form of Guaranteed Minimum Accumulation Benefit Rider, incorporated by reference to Exhibit 99.4(H) to Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

1

INT Sep Acct II	April 2010

c.               Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268), filed February 12, 2007.

d.              Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

e.               Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

5.               Form of Application, filed herewith as Exhibit 99.5.

6.

a.               Certificate of Incorporation of Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed July 19, 2006.

b.              By-Laws of Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed July 19, 2006.

7.

a.               Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995 and amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement.  Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

b.              Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement.  Incorporated by reference to Exhibit 99.7(B) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

8.

a.               Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No.14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

b.              Amendment No.1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

c.               Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

d.              Rule 22c-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

e.               Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 25 registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

f.                 Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 3, 2004, filed herewith as Exhibit 99.8(F).

g.              Amendment No.3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

h.              Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

2

INT Sep Acct II	April 2010

i.                  Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

j.                  Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

k.               Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

l.                  Selling Agreement between Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

m.            Services Agreement between Pacific Investment Management Company LLC and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

n.              Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed on December 5, 2007.

o.              Services Agreement between Rydex Distributors, Inc. and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

p.              Administrative Services Agreement between PADCO Advisors II and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

q.              Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated April 30, 2001.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654), filed October 15, 2001.

r.                 Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated January 26, 2006, filed herewith as Exhibit 99.8 (R).

s.               Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and Integrity dated December 31, 2009, filed herewith as Exhibit 99.8 (S).

t.                 22c-2 Agreement between Touchstone Variable Series Trust and Integrity dated February 14, 2008.  Incorporated by reference to Exhibit 99.8(Q) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

u.              Shareholder Services Agreement between Touchstone Advisors, Inc. and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

v.              Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and Integrity dated October 2, 1997.  Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

w.            22c-2 Agreement between DWS Scudder Distributors and Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(T) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

x.                Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and Integrity dated May 1, 2001, filed herewith as Exhibit 99.8 (X).

y.              Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and Integrity dated May 1, 2002, filed herewith as Exhibit 99.8 (Y).

z.                Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and Integrity dated May 1, 2004, filed herewith as Exhibit 99.8 (Z).

aa.         Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and Integrity dated July 22, 2006, filed herewith as Exhibit 99.8 (AA).

3

INT Sep Acct II	April 2010

bb.       Administrative services letter between Deutsche Investment Management Americas Inc. and Integrity dated January 31, 2007, filed herewith as Exhibit 99.8 (BB).

cc.         Distribution and Services Agreement between PFPC Distributors, Inc. and Integrity dated May 18, 2004, filed herewith as Exhibit 99.8 (CC).

dd.       Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and Integrity dated January 31, 2007, filed herewith as Exhibit 99.8 (DD).

ee.         Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc.and Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

ff.             Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated January 26, 2006, filed herewith as Exhibit 99.8(FF).

gg.       Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008, filed herewith as Exhibit 99.8(GG).

hh.       Administrative Services Letter between Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008, filed herewith as Exhibit 99.8(HH).

ii.               22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(V) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

jj.               Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

kk.         Administrative services agreement between Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

ll.               Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

mm.Amendment No. 1 to Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 26, 2006, filed herewith as Exhibit 99.8(MM).

nn.       Administrative Services Letter among Van Kampen Funds Inc., Van Kampen Asset Management, Inc. and Integrity dated July 31, 2006, filed herewith as Exhibit 99.8(NN).

oo.       Shareholder Service Agreement between Van Kampen Funds Inc. and Integrity dated January 2, 2003, filed herewith as Exhibit 99.8 (OO).

pp.       22c-2 Agreement between Van Kampen Life Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

qq.       Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

rr.             Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

ss.         Agreement between Columbia Management Distributors, Inc. and Integrity dated May 1, 2009, Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith.

4

INT Sep Acct II	April 2010

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney of each members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, Jo Ann Davidson, Eugene P. Ruehlmann, George H. Walker, III, and Thomas L. Williams, each dated March 9, 2010, James N. Clark dated March 5, 2010 and Donald A Bliss dated March 12, 2010, filed herewith as Exhibit 99.13.

14.         Guarantee from WSLIC to the policy holders of Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268), filed February 12, 2007.

Item 25.                     Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
Donald J. Wuebbling	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and Chief Executive Officer
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark Caner	Senior Vice President
Scott W. Edblom	Vice President
Terrie A. Wiedenheft	Vice President
Brian A. Eichhold	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Comptroller
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patty J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Marvin J. Cox, Jr.	Manager, New Business
Michael W. Collier	Manager, Financial Services
Edward J. Babbitt	Director, Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer

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INT Sep Acct II	April 2010

Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings(1)	Licensing Officer
Brenda L. Baker(1)	Manager, Licensing
Cynthia A. Lyons	Manager, Annuity Operations

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 101 South Fifth Street, Suite 3130 Louisville, KY 40202

(3) Principal Business Address: 301 Merritt 7, Norwalk, Connecticut 06851

Item 26.                     Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
303 Broadway QCS, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
AMLIWS Summit Ridge, LLC	Missouri	LLC	74% owned by WSLIC, 1% owned by Eagle	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate
Baton Rouge Cottages Investor, LLC	Ohio	LLC	100% owned by Baton Rouge Housing Holdings, LLC	real estate
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA)	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Capital Analysts Agency, Inc.	Texas	Corporation	100% owned Capital Analysts Incorporated	general insurance agency
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	broker-dealer and investment advisor
Capital Analysts Insurance Agency, Inc.	Massachu-setts	Corporation	100% owned by Capital Analysts Incorporated	general insurance agency
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carmenere, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate

6

INT Sep Acct II	April 2010

Affiliate	State	Entity	Ownership	Type of Business
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	real estate
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by Columbus Life Insurance Company	insurance agency
Columbus Life Insurance Company	Ohio	Corporation	100% owned by WSLIC
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity	Delaware	LP	general partner is FWPEI V GP, LLC;	private equity fund

7

INT Sep Acct II	April 2010

Affiliate	State	Entity	Ownership	Type of Business
Investors V-B, L.P.			investors include WSLIC
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC ; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	real estate
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate
IFS Agency Services, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Agency, Inc.	Texas	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	development and marketing of financial products
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	general insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate

8

INT Sep Acct II	April 2010

Affiliate	State	Entity	Ownership	Type of Business
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	real estate
Meritage Apartments Investors, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
National Integrity Life Insurance Company	New York	Corporation	100% owned by ILIC
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	real estate
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by ERI)	real estate
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by ERI	real estate
Queen City Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate

9

INT Sep Acct II	April 2010

Affiliate	State	Entity	Ownership	Type of Business
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by ERI)	real estate
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by ERI	real estate
SBDC Management, LLC	California	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Seasons Health Care LP	Ohio	LP	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	LP	0.1% owned by Sedona Apts GP, LLC, 58.54% owned by Sedona Apartments Investors, L.P. and 41.36% owned by Meritage Apartments Investors, LLC	real estate
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Sedona Apts Investors L.P.	Texas	LP	100% owned by North Braeswood Meritage Holdings, LLC	real estate
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 25% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	Ohio	LLC	60% owned by FWIA and managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer

10

INT Sep Acct II	April 2010

Affiliate	State	Entity	Ownership	Type of Business
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
TSARR, LLC	Ohio	LLC	64% owned by WSACS RR LLC and 1% owned by Eagle Realty Investments, Inc.	real estate
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	general insurance agency
W&S Operating Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns operating entities
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency Services, Inc.	Penn-sylvania	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Mutual Holding Co		Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC
Windsor Hotel LLC	CT	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	100% owned by a trust for Separate Account A	real estate
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate

11

INT Sep Acct II	April 2010

Affiliate	State	Entity	Ownership	Type of Business
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSACS RR Holdings LLC	Ohio	LLC	50% owned by WSLIC	real estate
WSACS RR LLC	Ohio	LLC	100% owned by WSACS RR Holdings LLC	real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	owns real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	real estate
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate

Item 27.                      Number of Contract Owners

As of March 22, 2010, there were 6,257 contract owners of Separate Account II of Integrity, including qualified and non-qualified contracts.

Item 28.       Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)       The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to

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INT Sep Acct II	April 2010

believe that his conduct was unlawful.

(b)      The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)     To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)     Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)    By the Shareholders; or

(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)       (1)    Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)      Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)     Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)    Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)       The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer,

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INT Sep Acct II	April 2010

employee, or agent and shall inure to the benefit of the  heirs, executors, and administrators of such a person.

(g)      The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

(a)       Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account II of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Separate Accounts I and II of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)       The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Brian E. Hirsch	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)               Not applicable.

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INT Sep Acct II	April 2010

Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.       Management Services

There are currently no management-related services provided to the Registrant.

Item 32.       Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the guarantee issued by WSLIC, filed as an exhibit to this registration statement (Guarantee), Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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INT Sep Acct II	April 2010

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2010.

SEPARATE ACCOUNT II OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

INT Sep Acct II	April 2010

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2010.

INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder

Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 12, 2010

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 12, 2010

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 12, 2010

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 12, 2010	April 12, 2010

/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 12, 2010	April 12, 2010

/s/ Jill T. McGruder
Jill T. McGruder
April 12, 2010

INT Sep Acct II	April 2010

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2010.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett

John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 12, 2010

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2010

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2010

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 12, 2010	Eugene P. Ruehlmann
April 12, 2010

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 12, 2010	April 12, 2010

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 12, 2010	April 12, 2010

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 12, 2010